UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23345

Name of Fund:  BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2026

Date of reporting period: 06/30/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

BlackRock High Yield Portfolio

HIYLD

Semi-Annual Shareholder Report — June 30, 2026

This semi-annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537-4942.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock High Yield Portfolio	$25	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$20,510,699
Number of Portfolio Holdings...
783
Portfolio Turnover Rate...
33%

What did the Fund invest in?

(as of June 30, 2026)

Credit quality allocation

Table Summary
Credit RatingFootnote Reference(a)	Percent of Total InvestmentsFootnote Reference(b)
AA/Aa...
0.1%
A...
1.9
BBB/Baa...
3.2
BB/Ba...
44.7
B...
42.4
CCC/Caa...
7.1
N/R...
0.6
Footnote	Description
Footnote(a)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody's Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(b)	Excludes short-term securities.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

HIYLD

Semi-Annual Shareholder Report — June 30, 2026

HIYLD-06/26-SAR

 (b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report.
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report.

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report.

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
June 30, 2026
Not FDIC Insured - May Lose Value - No Bank Guarantee
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
Carpenter Technology Corp. ............ 183 $ 112,882
GE Aerospace ...................... 1,827 682,805
General Dynamics Corp. ............... 2,802 992,580
HEICO Corp. ...................... 106 37,756
HEICO Corp. , Class A ................. 1,944 501,377
Lockheed Martin Corp. ................ 3,579 1,823,357
Northrop Grumman Corp. .............. 1,706 868,883
Rocket Lab Corp.
(a)
.................. 541 54,993
RTX Corp. ........................ 11,506 2,183,033
Woodward, Inc. ..................... 195 82,961
7,340,627
Air Freight & Logistics — 0.5%
FedEx Corp. ....................... 2,242 702,038
United Parcel Service, Inc. , Class B ....... 3,690 396,675
1,098,713
Automobile Components — 0.2%
BorgWarner, Inc. .................... 2,000 132,800
Lear Corp. ........................ 591 79,230
QuantumScape Corp. , Class A
(a)
.......... 32,172 243,220
455,250
Automobiles — 1.6%
Tesla, Inc.
(a)
........................ 9,074 3,816,524
Banks — 3.9%
Bank of America Corp. ................ 53,428 3,044,327
Citigroup, Inc. ...................... 11,156 1,561,394
Credicorp Ltd. ...................... 1,067 415,682
Huntington Bancshares, Inc. ............ 42,464 752,887
JPMorgan Chase & Co. ............... 8,809 2,883,450
Wells Fargo & Co. ................... 5,086 420,307
9,078,047
Beverages — 0.7%
Coca-Cola Co. (The) ................. 9,798 796,283
Constellation Brands, Inc. , Class A ........ 1,565 217,676
Molson Coors Beverage Co. , Class B
(b)
..... 6,496 253,084
PepsiCo, Inc. ...................... 3,144 425,698
1,692,741
Biotechnology — 2.7%
AbbVie, Inc. ....................... 6,107 1,536,765
Amgen, Inc. ....................... 3,030 1,097,224
Exelixis, Inc.
(a)
...................... 7,805 424,670
Gilead Sciences, Inc. ................. 6,269 792,025
Insmed, Inc.
(a)
...................... 2,138 227,954
Natera, Inc.
(a)
...................... 165 44,789
Neurocrine Biosciences, Inc.
(a)
........... 2,233 376,339
PTC Therapeutics, Inc.
(a)
............... 844 68,845
Regeneron Pharmaceuticals, Inc. ......... 637 397,195
Revolution Medicines, Inc.
(a)
............. 607 113,679
Summit Therapeutics, Inc.
(a)
............. 2,319 33,788
Ultragenyx Pharmaceutical, Inc.
(a)
......... 6,236 208,220
United Therapeutics Corp.
(a)
............. 895 484,938
Vertex Pharmaceuticals, Inc.
(a)
........... 770 382,482
Viking Therapeutics, Inc.
(a)
.............. 1,546 60,309
6,249,222
Broadline Retail — 3.8%
(a)
Amazon.com, Inc. ................... 35,735 8,517,080
Coupang, Inc. , Class A
(b)
............... 11,338 196,941
MercadoLibre, Inc. ................... 83 140,883
8,854,904
Security
Shares
Shares Value
Building Products — 0.1%
Modine Manufacturing Co.
(a)
............ 120 $ 32,042
Owens Corning ..................... 232 36,879
Trane Technologies plc ................ 551 270,629
339,550
Capital Markets — 3.1%
Blackstone, Inc. , Class A ............... 867 102,020
Blue Owl Capital, Inc. , Class A ........... 5,955 52,106
Charles Schwab Corp. (The) ............ 7,911 729,948
CME Group, Inc. , Class A .............. 2,195 484,722
Goldman Sachs Group, Inc. (The) ........ 1,471 1,487,725
Hamilton Lane, Inc. , Class A ............ 1,448 114,146
Interactive Brokers Group, Inc. , Class A ..... 480 41,779
Intercontinental Exchange, Inc. .......... 2,715 334,244
LPL Financial Holdings, Inc. ............. 1,046 294,637
Morgan Stanley ..................... 12,888 2,694,108
StepStone Group, Inc. , Class A .......... 5,157 213,294
TPG, Inc. , Class A ................... 10,286 417,097
Virtu Financial, Inc. , Class A ............. 3,450 205,516
7,171,342
Chemicals — 0.9%
Air Products & Chemicals, Inc. ........... 661 193,792
Albemarle Corp. .................... 1,615 218,074
Celanese Corp. , Class A ............... 1,081 49,726
Dow, Inc. ......................... 19,035 520,798
Eastman Chemical Co. ................ 684 45,814
LyondellBasell Industries NV , Class A ...... 12,722 669,813
Solstice Advanced Materials, Inc. ......... 3,757 332,870
Westlake Corp. ..................... 272 19,856
2,050,743
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.
(a)
................. 660 197,175
Copart, Inc.
(a)
...................... 5,911 166,631
Republic Services, Inc. , Class A .......... 5,314 1,132,307
Tetra Tech, Inc. ..................... 1,657 47,871
Waste Connections, Inc. ............... 3,350 558,411
2,102,395
Communications Equipment — 1.0%
Arista Networks, Inc.
(a)
................ 1,852 314,618
Ciena Corp.
(a)
...................... 703 344,864
Cisco Systems, Inc. .................. 8,251 969,162
Lumentum Holdings, Inc.
(a)
............. 765 656,416
Viavi Solutions, Inc.
(a)
................. 1,701 81,223
2,366,283
Construction & Engineering — 0.5%
Comfort Systems USA, Inc. ............. 142 281,437
EMCOR Group, Inc. .................. 265 219,918
Everus Construction Group, Inc.
(a)
......... 1,324 219,718
MasTec, Inc.
(a)
...................... 557 231,745
Quanta Services, Inc. ................. 382 275,055
Sterling Infrastructure, Inc.
(a)
............ 57 47,844
1,275,717
Consumer Finance — 0.7%
Ally Financial, Inc. ................... 7,555 347,152
American Express Co. ................ 2,802 947,776
Capital One Financial Corp. ............. 1,435 287,890
OneMain Holdings, Inc. ................ 401 24,449
1,607,267
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc. ............ 190 151,010
Costco Wholesale Corp. ............... 1,647 1,540,719
Dollar General Corp. ................. 2,557 294,336

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The) .................... 4,487 $ 249,163
Sysco Corp. ....................... 11,320 946,126
Walmart, Inc. ....................... 4,004 453,493
3,634,847
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.
(b)
......... 17,433 184,267
International Paper Co. ................ 6,336 241,401
425,668
Distributors — 0.0%
Genuine Parts Co. ................... 253 29,849
LKQ Corp. ........................ 2,977 78,384
108,233
Diversified Consumer Services — 0.1%
H&R Block, Inc.
(b)
.................... 2,410 91,773
Liberty Live Holdings, Inc. , Class C
(a)
....... 263 27,783
119,556
Diversified Telecommunication Services — 0.9%
AT&T, Inc. ......................... 5,042 104,369
Comcast Corp. , Class A ............... 11,228 275,648
Space Exploration Technologies Corp. , Class
A
(a) (b)
.......................... 10,283 1,756,953
2,136,970
Electric Utilities — 1.0%
FirstEnergy Corp. ................... 3,441 163,585
NextEra Energy, Inc. ................. 6,906 606,140
PG&E Corp. ....................... 23,597 396,902
Portland General Electric Co.
(b)
........... 4,974 257,802
PPL Corp. ........................ 14,635 531,982
Xcel Energy, Inc. .................... 3,865 310,360
2,266,771
Electrical Equipment — 1.7%
Bloom Energy Corp. , Class A
(a)
........... 1,643 497,336
Emerson Electric Co. ................. 4,218 603,806
GE Vernova, Inc. .................... 787 924,615
Generac Holdings, Inc.
(a)
............... 485 142,013
Hubbell, Inc. , Class B ................. 294 153,821
Innio NV
(a)
......................... 4,688 185,410
nVent Electric plc .................... 1,118 189,624
Rockwell Automation, Inc. .............. 2,337 1,157,002
Vertiv Holdings Co. , Class A ............ 328 109,821
Vicor Corp.
(a)
....................... 260 98,743
4,062,191
Electronic Equipment, Instruments & Components — 1.1%
Advanced Energy Industries, Inc. ......... 756 281,890
Amphenol Corp. , Class A .............. 6,140 1,082,605
Coherent Corp.
(a)
.................... 641 252,855
Corning, Inc. ....................... 1,454 371,395
Jabil, Inc. ......................... 128 49,341
Keysight Technologies, Inc.
(a)
............ 1,226 429,186
TTM Technologies, Inc.
(a)
............... 373 69,759
2,537,031
Energy Equipment & Services — 0.2%
Halliburton Co. ..................... 10,541 357,867
Entertainment — 0.5%
(a)
Netflix, Inc. ........................ 9,912 707,717
Roku, Inc. , Class A ................... 581 80,259
Spotify Technology SA ................ 1,028 471,986
1,259,962
Security
Shares
Shares Value
Financial Services — 2.4%
Berkshire Hathaway, Inc. , Class B
(a)
....... 5,735 $ 2,869,737
Block, Inc. , Class A
(a)
................. 2,455 186,580
Chime Financial, Inc. , Class A
(a)
.......... 9,017 184,668
Fidelity National Information Services, Inc. ... 9,305 361,778
Mastercard, Inc. , Class A ............... 817 419,611
Visa, Inc. , Class A ................... 4,994 1,713,392
5,735,766
Food Products — 0.2%
Archer-Daniels-Midland Co. ............. 5,696 435,174
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc.
(a)
......... 562 84,862
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 343 26,710
Old Dominion Freight Line, Inc. .......... 1,107 239,776
Saia, Inc.
(a)
........................ 653 275,018
Uber Technologies, Inc.
(a)
.............. 1,765 127,362
XPO, Inc.
(a)
........................ 2,114 433,983
1,187,711
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories .................. 22,078 2,003,358
Boston Scientific Corp.
(a)
............... 20,879 891,116
GE HealthCare Technologies, Inc. ........ 3,243 207,584
Inspire Medical Systems, Inc.
(a)
.......... 872 38,900
Medtronic plc ...................... 12,105 946,974
4,087,932
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. .................. 2,608 619,557
Centene Corp.
(a)
.................... 436 27,987
Chemed Corp. ...................... 987 459,685
Cigna Group (The) ................... 680 187,463
CVS Health Corp. ................... 4,128 427,042
Elevance Health, Inc. ................. 1,162 449,380
HCA Healthcare, Inc. ................. 1,170 456,171
McKesson Corp. .................... 1,001 756,356
Molina Healthcare, Inc.
(a)
............... 282 64,493
UnitedHealth Group, Inc. ............... 4,248 1,765,596
5,213,730
Health Care REITs — 0.1%
Healthpeak Properties, Inc. ............. 10,066 215,412
Health Care Technology — 0.1%
(a)
Doximity, Inc. , Class A ................ 2,925 60,664
Veeva Systems, Inc. , Class A ............ 359 63,712
124,376
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc. , Class A
(a)
................. 2,520 360,612
Booking Holdings, Inc. ................ 4,300 766,432
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 39,382 1,338,988
Starbucks Corp. ..................... 627 64,073
Texas Roadhouse, Inc. , Class A .......... 720 139,126
Viking Holdings Ltd.
(a)
................. 2,287 239,380
2,908,611
Household Durables — 0.6%
Garmin Ltd. ........................ 1,270 301,676
Installed Building Products, Inc.
(b)
......... 3,440 790,649
NVR, Inc.
(a)
........................ 45 306,603
1,398,928
Household Products — 0.8%
Procter & Gamble Co. (The) ............ 13,391 1,963,656

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 2,413 $ 35,375
Industrial Conglomerates — 0.3%
3M Co. ........................... 4,892 792,064
Industrial REITs — 0.1%
Prologis, Inc. ....................... 2,484 336,508
Insurance — 1.3%
American Financial Group, Inc. .......... 3,080 431,015
American International Group, Inc. ........ 6,903 514,481
Hartford Insurance Group, Inc. (The) ....... 2,368 313,808
MetLife, Inc. ....................... 4,182 353,839
Reinsurance Group of America, Inc. ....... 539 114,618
Travelers Cos., Inc. (The) .............. 2,827 933,249
WR Berkley Corp. ................... 6,851 483,201
3,144,211
Interactive Media & Services — 7.8%
Alphabet, Inc. , Class A ................ 22,750 8,130,167
Alphabet, Inc. , Class C ................ 16,867 5,959,617
Meta Platforms, Inc. , Class A ............ 7,506 4,228,055
Snap, Inc. , Class A
(a)
................. 20,379 90,483
18,408,322
IT Services — 0.4%
Accenture plc , Class A ................ 2,610 324,788
Applied Digital Corp.
(a)
................ 2,061 76,875
International Business Machines Corp. ..... 1,620 455,560
MongoDB, Inc. , Class A
(a)
.............. 236 79,273
Quantinuum, Inc. , Class A
(a)
............. 1,051 85,909
1,022,405
Life Sciences Tools & Services — 0.0%
Tempus AI, Inc. , Class A
(a)
.............. 1,516 87,822
Machinery — 3.0%
Caterpillar, Inc. ..................... 2,920 3,109,508
Cummins, Inc. ...................... 291 207,544
Illinois Tool Works, Inc. ................ 5,814 1,572,513
PACCAR, Inc. ...................... 3,066 368,288
Parker-Hannifin Corp. ................. 1,783 1,743,988
7,001,841
Media — 0.4%
Fox Corp. , Class A ................... 6,635 346,081
Fox Corp. , Class B ................... 507 23,748
Omnicom Group, Inc. ................. 2,373 172,826
Trade Desk, Inc. (The) , Class A
(a)
......... 11,006 198,988
Versant Media Group, Inc. .............. 5,065 182,391
924,034
Metals & Mining — 0.8%
Alcoa Corp. ........................ 1,745 90,984
Freeport-McMoRan, Inc. ............... 13,585 854,361
Newmont Corp. ..................... 7,099 663,047
Nucor Corp. ....................... 233 51,901
Reliance, Inc.
(b)
..................... 282 105,355
1,765,648
Multi-Utilities — 0.4%
DTE Energy Co. .................... 2,835 431,969
NiSource, Inc. ...................... 4,354 207,033
Sempra .......................... 3,229 299,360
WEC Energy Group, Inc. ............... 827 96,569
1,034,931
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc. ................. 1,266 $ 302,587
Chevron Corp. ...................... 12,914 2,140,625
ConocoPhillips ..................... 5,309 551,923
Exxon Mobil Corp. ................... 17,044 2,330,256
Phillips 66 ......................... 7,752 1,310,475
Valero Energy Corp. .................. 3,252 846,951
7,482,817
Passenger Airlines — 0.0%
Alaska Air Group, Inc.
(a)
................ 710 37,062
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. ............... 26,392 1,520,707
Eli Lilly & Co. ...................... 2,444 2,931,407
Johnson & Johnson .................. 1,665 422,860
Merck & Co., Inc. .................... 5,766 740,931
Pfizer, Inc. ........................ 16,366 394,093
6,009,998
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp. , Class A .. 4,323 262,277
Jacobs Solutions, Inc. ................. 1,855 233,730
KBR, Inc. ......................... 4,280 147,788
Leidos Holdings, Inc. ................. 3,920 403,642
Planet Labs PBC , Class A
(a)
............. 861 28,525
SS&C Technologies Holdings, Inc. ........ 4,572 283,693
1,359,655
Semiconductors & Semiconductor Equipment — 18.4%
Advanced Micro Devices, Inc.
(a)
.......... 5,277 3,065,462
Analog Devices, Inc. .................. 769 305,424
Applied Materials, Inc. ................ 4,516 3,265,068
Astera Labs, Inc.
(a)
................... 378 182,582
Broadcom, Inc. ..................... 16,171 6,108,595
Cerebras Systems, Inc. , Class A
(a) (b)
....... 387 85,527
Intel Corp.
(a)
....................... 13,300 1,857,079
Lam Research Corp. ................. 6,546 2,836,578
Marvell Technology, Inc. ............... 2,474 736,980
Microchip Technology, Inc. .............. 1,144 104,333
Micron Technology, Inc. ................ 4,119 4,754,520
NVIDIA Corp. ...................... 90,429 18,093,939
QUALCOMM, Inc. ................... 2,232 412,451
Teradyne, Inc. ...................... 1,488 719,954
Texas Instruments, Inc. ................ 2,021 602,399
43,130,891
Software — 7.0%
Adobe, Inc.
(a)
....................... 2,435 499,224
Cadence Design Systems, Inc.
(a)
......... 685 257,094
Check Point Software Technologies Ltd.
(a)
... 2,505 329,232
Datadog, Inc. , Class A
(a)
............... 1,039 270,514
Dynatrace, Inc.
(a)
.................... 10,882 477,829
Fortinet, Inc.
(a)
...................... 2,777 426,603
InterDigital, Inc.
(b)
.................... 363 102,776
Intuit, Inc. ......................... 492 128,412
Microsoft Corp. ..................... 29,316 10,935,454
Nutanix, Inc. , Class A
(a)
................ 999 50,909
Oracle Corp. ....................... 4,057 594,553
Palantir Technologies, Inc. , Class A
(a)
...... 5,947 693,837
Palo Alto Networks, Inc.
(a)
.............. 2,369 807,876
RingCentral, Inc. , Class A
(b)
............. 4,965 193,536
SentinelOne, Inc. , Class A
(a)
............. 1,487 25,234
Synopsys, Inc.
(a)
.................... 563 251,138
UiPath, Inc. , Class A
(a)
................ 4,655 50,600
Zscaler, Inc.
(a)
...................... 2,907 410,323
16,505,144

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.7%
CubeSmart ........................ 19,643 $ 781,202
Digital Realty Trust, Inc. ............... 3,889 698,387
Equinix, Inc. ....................... 101 105,281
Extra Space Storage, Inc. .............. 725 105,343
1,690,213
Specialty Retail — 2.4%
Best Buy Co., Inc. ................... 3,333 252,908
Burlington Stores, Inc.
(a)
............... 155 49,104
Gap, Inc. (The) ..................... 8,406 157,024
Home Depot, Inc. (The) ............... 3,576 1,261,184
Lowe's Cos., Inc. .................... 608 134,058
Murphy USA, Inc. ................... 317 170,822
O'Reilly Automotive, Inc.
(a)
.............. 14,915 1,373,522
Ross Stores, Inc. .................... 2,837 603,855
TJX Cos., Inc. (The) .................. 6,508 985,962
Tractor Supply Co. ................... 18,851 595,880
5,584,319
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc. ........................ 56,641 16,389,640
Dell Technologies, Inc. , Class C .......... 1,273 549,248
Everpure, Inc. , Class A
(a)
............... 1,564 123,227
Hewlett Packard Enterprise Co. .......... 8,189 369,406
Sandisk Corp.
(a)
..................... 560 1,273,289
Seagate Technology Holdings plc ......... 143 137,995
Western Digital Corp. ................. 1,619 1,034,088
19,876,893
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc. , Class B .................. 1,439 59,071
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc. ....... 1,057 357,425
Watsco, Inc. ....................... 537 223,784
WESCO International, Inc. .............. 152 52,505
633,714
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA ......... 1,136 103,103
T-Mobile US, Inc. .................... 524 87,891
190,994
Total Long-Term Investments — 99 .0%
(Cost: $ 170,078,917 ) .............................. 232,793,649
Short-Term Securities
Money Market Funds — 2.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
.................. 3,409,759 3,410,782
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 2,130,503 2,130,503
Total Short-Term Securities — 2 .4%
(Cost: $ 5,541,285 ) ............................... 5,541,285
Total Investments — 101 .4%
(Cost: $ 175,620,202 ) .............................. 238,334,934
Liabilities in Excess of Other Assets — (1.4) % ............. (3,391,759)
Net Assets — 100.0% ...............................
$ 234,943,175
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,943,597 $ 1,467,316
(a)
$ — $ (131) $ — $ 3,410,782 3,409,759 $ 1,759
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 2,207,581 — (77,078)
(a)
— — 2,130,503 2,130,503 35,560 —
$ (131) $ — $ 5,541,285 $ 37,319 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6 09/18/26 $ 2,264 $ (12,849)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 12,849 $ — $ — $ — $ 12,849
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 113,001 $ — $ — $ — $ 113,001
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (7,737) $ — $ — $ — $ (7,737)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,117,850
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 232,793,649 $ — $ — $ 232,793,649
Short-Term Securities
Money Market Funds ...................................... 5,541,285 — — 5,541,285
$ 238,334,934 $ — $ — $ 238,334,934

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Advantage Large Cap Core Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (12,849) $ — $ — $ (12,849)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.02%,
05/25/37
(a)
...................... USD 40 $ 5,712
Affirm Asset Securitization Trust, Series 2026-X1,
Class C, 4.82%, 04/15/31
(b)
........... 275 274,343
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.24%, 05/25/35
(a)
...... 40 33,910
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 2,377
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 1,787
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.49%, 08/25/34 ................ —
(c)
61
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 03/25/37 ................ 8 7,312
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 03/25/37 ................ 10 9,169
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR at
0.32% Floor/12.50% Cap + 0.43%), 4.08%,
10/25/36
(a)
...................... 11 11,127
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
3.96%, 05/25/37 ................ 118 79,845
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.03%, 05/25/37 ................ 53 36,224
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ...... 36 5,875
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 3.98%,
12/25/25
(a)
...................... —
(c)
54
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 7 6,642
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 4.96%, 01/25/29
(d)
1 2,187
Series 2006-S5, Class A5, 6.16%, 06/25/35 1 1,179
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor/16.00% Cap +
0.29%), 3.92%, 05/15/35 .......... —
(c)
22
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor/16.00% Cap +
0.26%), 3.89%, 11/15/36 ........... 2 1,575
First Franklin Mortgage Loan Trust, Series 2006-
FFH1, Class M2, (1-mo. CME Term SOFR at
0.60% Floor + 0.71%), 4.36%, 01/25/36
(a)
. 43 39,452
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME
Term SOFR at 0.40% Floor + 0.51%),
4.16%, 01/25/47 ................ 17 8,402
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.14%, 02/25/37 ................ 25 24,591
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.06%, 05/25/37
(a)
.......... 19 16,521
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
IXIS Real Estate Capital Trust, Series 2007-HE1,
Class A4, (1-mo. CME Term SOFR at 0.23%
Floor + 0.34%), 3.99%, 05/25/37
(a)
...... USD 570 $ 112,280
Lehman ABS Manufactured Housing Contract
Trust
(a)
Series 2001-B, Class M1, 6.63%, 04/15/40 5 5,307
Series 2002-A, Class C, 0.00%, 06/15/33 . 2 2,133
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.06%,
06/25/36 ..................... 19 8,847
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.08%,
08/25/36 ..................... 12 4,650
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.24%,
05/25/37
(a)
...................... 8 6,392
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.36%,
12/25/34
(a)
...................... 78 74,190
Oakwood Mortgage Investors, Inc., Series 2001-
D, Class A4, 6.93%, 09/15/31
(a)
........ 7 2,271
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
3.97%, 03/25/37
(a)
............... 40 33,439
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 24 21,373
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 25 22,828
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 21 18,604
PRET LLC, Series 2026-RN2, Class A1, 5.77%,
07/25/56
(b) (d)
..................... 650 649,999
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR at
0.32% Floor + 0.43%), 4.08%, 07/25/36
(a)
. 15 3,035
Total Asset-Backed Securities — 0 .3%
(Cost: $ 1,870,427 ) ............................... 1,533,715
Shares
Shares
Common Stocks
Aerospace & Defense — 1.2%
BAE Systems plc .................... 43,802 1,073,439
Curtiss-Wright Corp. .................. 293 222,024
General Dynamics Corp. ............... 287 101,667
Honeywell Aerospace, Inc.
(e)
............ 26 5,637
Lockheed Martin Corp. ................ 1,815 924,670
Northrop Grumman Corp. .............. 647 329,524
Rolls-Royce Holdings plc .............. 34,046 652,650
RTX Corp. ........................ 4,786 908,048
Safran SA ......................... 3,398 1,339,087
Thales SA ......................... 628 161,397
5,718,143
Air Freight & Logistics — 0.1%
Deutsche Post AG ................... 4,670 283,919
Expeditors International of Washington, Inc. .. 450 73,341
FedEx Corp. ....................... 428 134,020
InPost SA
(e)
........................ 379 6,679

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics (continued)
United Parcel Service, Inc. , Class B ....... 2,231 $ 239,833
737,792
Automobile Components — 0.2%
BorgWarner, Inc. .................... 9,932 659,485
Denso Corp. ....................... 8,400 96,717
HL Mando Co. Ltd. ................... 1,541 49,432
Lear Corp. ........................ 167 22,388
828,022
Automobiles — 0.6%
BYD Co. Ltd. , Class H ................ 3,900 36,137
Mahindra & Mahindra Ltd. .............. 651 21,174
Tesla, Inc.
(e)
........................ 6,689 2,813,393
2,870,704
Banks — 3.5%
Banco Bilbao Vizcaya Argentaria SA ....... 3,398 85,551
Banco Santander SA ................. 55,143 765,377
Bank Hapoalim BM .................. 799 18,429
Bank of America Corp. ................ 42,285 2,409,399
Bank of Nova Scotia (The) .............. 4,169 362,357
Bank Polska Kasa Opieki SA ............ 2,456 149,634
Barclays plc ....................... 34,022 227,981
BNP Paribas SA .................... 8,757 1,022,758
Citigroup, Inc. ...................... 8,044 1,125,838
Citizens Financial Group, Inc. ........... 1,993 139,649
Credit Agricole SA ................... 26,314 529,256
Danske Bank A/S .................... 2,488 133,363
DBS Group Holdings Ltd. .............. 21,400 1,083,585
East West Bancorp, Inc. ............... 338 43,632
Federal Bank Ltd. ................... 5,172 18,058
First Horizon Corp. ................... 2,306 59,126
FNB Corp. ........................ 4,444 84,792
Grupo Cibest SA .................... 3,750 85,571
Grupo Financiero Banorte SAB de CV , Class O 12,462 131,529
Huntington Bancshares, Inc. ............ 3,868 68,580
ICICI Bank Ltd. ..................... 491 7,167
Intesa Sanpaolo SpA ................. 157,090 1,079,725
Israel Discount Bank Ltd. , Class A ........ 3,002 29,724
JPMorgan Chase & Co. ............... 5,250 1,718,482
KB Financial Group, Inc. ............... 312 32,282
Mitsubishi UFJ Financial Group, Inc. ....... 65,000 1,294,991
National Australia Bank Ltd. ............. 2,622 68,851
NatWest Group plc ................... 15,290 134,918
PNC Financial Services Group, Inc. (The) ... 55 13,542
Popular, Inc. ....................... 147 24,134
Powszechna Kasa Oszczednosci Bank Polski SA 1,432 39,319
Societe Generale SA ................. 2,428 214,903
Standard Chartered plc ................ 8,134 219,964
Sumitomo Mitsui Trust Group, Inc. ........ 29,200 1,090,327
Truist Financial Corp. ................. 2,192 109,205
Turkiye Garanti Bankasi A/S ............ 1,944 5,766
UniCredit SpA ...................... 11,199 1,003,641
US Bancorp ....................... 20,007 1,208,423
Wells Fargo & Co. ................... 2,366 195,526
17,035,355
Beverages — 0.2%
Ambev SA ........................ 46,252 145,862
Anheuser-Busch InBev SA/NV ........... 780 64,451
Coca-Cola Femsa SAB de CV ........... 5,369 56,765
PepsiCo, Inc. ...................... 5,588 756,615
Radico Khaitan Ltd. .................. 3,662 152,939
Tsingtao Brewery Co. Ltd. , Class H ........ 2,000 11,007
1,187,639
Security
Shares
Shares Value
Biotechnology — 1.0%
AbbVie, Inc. ....................... 4,776 $ 1,201,833
Alkermes plc
(e)
...................... 1,218 63,817
Alnylam Pharmaceuticals, Inc.
(e)
.......... 109 32,812
Amgen, Inc. ....................... 1,649 597,136
Argenx SE
(e)
....................... 8 7,415
Ascendis Pharma A/S
(e)
................ 87 23,205
BeOne Medicines Ltd. , Class H
(e)
......... 2,100 45,771
Biogen, Inc.
(e)
...................... 913 197,263
BioMarin Pharmaceutical, Inc.
(e)
.......... 2,267 129,718
BioNTech SE , ADR
(e)
................. 1,379 128,316
CSL Ltd. .......................... 2,404 191,803
Duality Biotherapeutics, Inc.
(e)
........... 300 6,950
Exelixis, Inc.
(e)
...................... 2,435 132,488
Genmab A/S
(e)
...................... 617 169,152
Gilead Sciences, Inc. ................. 3,980 502,833
Hugel, Inc.
(e)
....................... 449 76,940
Innovent Biologics, Inc.
(b) (e) (f)
............. 14,000 142,610
Moderna, Inc.
(e)
..................... 1,832 128,295
Natera, Inc.
(e)
...................... 709 192,458
Neurocrine Biosciences, Inc.
(e)
........... 999 168,366
Regeneron Pharmaceuticals, Inc. ......... 427 266,251
Seegene, Inc. ...................... 693 13,366
United Therapeutics Corp.
(e)
............. 189 102,406
Vertex Pharmaceuticals, Inc.
(e)
........... 336 166,901
4,688,105
Broadline Retail — 1.4%
Alibaba Group Holding Ltd. ............. 35,000 419,596
Amazon.com, Inc.
(e)
.................. 23,217 5,533,540
Dollarama, Inc. ..................... 485 64,161
Etsy, Inc.
(e)
........................ 2,016 151,865
Global-e Online Ltd.
(e)
................. 1,989 69,078
JD.com, Inc. , Class A ................. 6,050 77,079
MercadoLibre, Inc.
(e)
.................. 169 286,859
Rakuten Group, Inc.
(e)
................. 29,300 136,763
Sea Ltd. , ADR, Class A
(e)
............... 289 27,695
6,766,636
Building Products — 0.1%
Johnson Controls International plc ........ 2,860 417,875
Capital Markets — 1.7%
Charles Schwab Corp. (The) ............ 17,632 1,626,905
China International Capital Corp. Ltd. , Class A 119,100 635,539
Coinbase Global, Inc. , Class A
(e)
.......... 518 75,726
Deutsche Bank AG (Registered) .......... 4,417 149,590
FactSet Research Systems, Inc. .......... 120 27,610
Goldman Sachs Group, Inc. (The) ........ 921 931,472
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ........................ 6,360 226,854
IG Group Holdings plc ................ 647 15,602
Intercontinental Exchange, Inc. .......... 952 117,201
Jefferies Financial Group, Inc. ........... 1,139 56,927
London Stock Exchange Group plc ........ 472 51,031
Macquarie Group Ltd. ................. 10,575 1,838,401
Morgan Stanley ..................... 11,425 2,388,282
Multi Commodity Exchange of India Ltd. .... 640 19,239
Nippon Life India Asset Management Ltd.
(b) (f)
. 1,245 15,317
Stifel Financial Corp. ................. 229 15,977
TMX Group Ltd. ..................... 1,731 56,669
XP, Inc. , Class A .................... 1,132 18,406
8,266,748
Chemicals — 0.5%
Air Products & Chemicals, Inc. ........... 2,863 839,374
Albemarle Corp. .................... 2,437 329,068
Dow, Inc. ......................... 271 7,415

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Ganfeng Lithium Group Co. Ltd. , Class A .... 7,600 $ 73,571
Ganfeng Lithium Group Co. Ltd. , Class H
(b) (f)
.. 1,200 7,745
KCC Corp. ........................ 251 80,161
LG Chem Ltd. ...................... 1,163 213,189
LyondellBasell Industries NV , Class A ...... 636 33,485
Navin Fluorine International Ltd. .......... 1,102 89,616
Nitto Denko Corp. ................... 7,300 143,619
Orica Ltd. ......................... 8,067 132,296
Pidilite Industries Ltd. ................. 794 13,380
Shin-Etsu Chemical Co. Ltd. ............ 400 17,436
SKC Co. Ltd.
(e)
..................... 76 5,325
Solar Industries India Ltd. .............. 780 154,275
Sumitomo Chemical Co. Ltd. ............ 38,700 123,502
Tianqi Lithium Corp. , Class A
(e)
........... 8,300 75,280
Zhejiang NHU Co. Ltd. , Class A .......... 2,300 9,641
2,348,378
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. ........ 2,442 50,398
Republic Services, Inc. , Class A .......... 865 184,314
Tetra Tech, Inc. ..................... 900 26,001
Waste Management, Inc. ............... 1,171 260,993
521,706
Communications Equipment — 0.6%
Accton Technology Corp. .............. 1,000 79,762
Arcadyan Technology Corp. ............. 11,000 66,679
Cisco Systems, Inc. .................. 7,674 901,388
Lumentum Holdings, Inc.
(e)
............. 953 817,731
Motorola Solutions, Inc. ............... 1,817 754,582
Nokia OYJ ........................ 21,932 292,490
Sterlite Technologies Ltd.
(e)
............. 1,114 7,286
2,919,918
Construction & Engineering — 0.9%
ACS Actividades de Construccion y Servicios SA 134 19,706
AECOM .......................... 15,366 1,072,547
IPARK Hyundai Development Co. ......... 1,475 17,227
MasTec, Inc.
(e)
...................... 3,561 1,481,590
Obayashi Corp. ..................... 13,000 262,711
Quanta Services, Inc. ................. 349 251,294
Samsung E&A Co. Ltd. ................ 5,120 159,685
Skanska AB , Class B ................. 3,206 85,766
Stantec, Inc. ....................... 10,546 727,382
United Integrated Services Co. Ltd. ........ 3,000 126,346
Vinci SA .......................... 49 7,156
Worley Ltd. ........................ 610 4,687
WSP Global, Inc. .................... 205 25,418
4,241,515
Construction Materials — 0.0%
Holcim AG ........................ 2,737 246,775
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 604 27,754
American Express Co. ................ 7,001 2,368,088
2,395,842
Consumer Staples Distribution & Retail — 0.4%
Alimentation Couche-Tard, Inc. ........... 2,304 146,858
BBB Foods, Inc. , Class A
(e)
............. 165 6,876
Costco Wholesale Corp. ............... 1,139 1,065,500
Dino Polska SA
(b) (e) (f)
.................. 1,548 11,695
Dollar General Corp. ................. 483 55,598
E-MART, Inc. ....................... 357 19,147
Empire Co. Ltd. , Class A ............... 148 5,183
George Weston Ltd. .................. 136 9,762
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
J Sainsbury plc ..................... 8,298 $ 35,213
Kobe Bussan Co. Ltd. ................. 300 4,850
Migros Ticaret A/S ................... 4,961 71,281
Tesco plc ......................... 58,496 356,598
1,788,561
Containers & Packaging — 0.1%
Ball Corp. ......................... 2,643 164,923
Crown Holdings, Inc. ................. 4,208 470,539
635,462
Diversified REITs — 0.0%
British Land Co. plc (The) .............. 3,656 20,031
Diversified Telecommunication Services — 1.0%
AT&T, Inc. ......................... 4,289 88,782
Comcast Corp. , Class A ............... 13,721 336,851
Deutsche Telekom AG (Registered) ....... 29,858 814,057
Space Exploration Technologies Corp. , Class
A
(e) (g)
.......................... 10,917 1,865,279
Telefonica Brasil SA .................. 40,470 266,387
Verizon Communications, Inc. ........... 40,326 1,707,403
5,078,759
Electric Utilities — 0.4%
CPFL Energia SA .................... 12,614 109,150
Duke Energy Corp. .................. 1,178 149,111
EDP SA .......................... 119,089 622,111
Energisa SA ....................... 7,256 67,510
Iberdrola SA ....................... 4,963 123,527
NextEra Energy, Inc. ................. 4,154 364,597
NRG Energy, Inc. .................... 2,752 401,957
1,837,963
Electrical Equipment — 1.5%
ABB Ltd. (Registered) ................. 21,951 2,387,815
AMETEK, Inc. ...................... 7,367 1,782,372
Bloom Energy Corp. , Class A
(e)
........... 39 11,805
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 13,300 772,514
CS Wind Corp. ..................... 1,993 55,078
Emerson Electric Co. ................. 1,643 235,195
GE Vernova T&D India Ltd. ............. 7,797 408,993
GE Vernova, Inc. .................... 509 598,004
LS Corp. ......................... 118 28,423
Siemens Energy AG .................. 5,818 1,109,152
Vestas Wind Systems A/S .............. 7,478 211,728
7,601,079
Electronic Equipment, Instruments & Components — 1.0%
Chroma ATE, Inc. .................... 23,000 1,598,350
Delta Electronics, Inc. ................. 14,000 879,253
Flex Ltd.
(e)
......................... 1,143 185,246
Jabil, Inc. ......................... 276 106,392
Keysight Technologies, Inc.
(e)
............ 1,466 513,203
LG Innotek Co. Ltd. .................. 133 86,144
Murata Manufacturing Co. Ltd. ........... 7,200 516,850
TD SYNNEX Corp. ................... 35 9,357
TE Connectivity plc .................. 4,042 814,908
4,709,703
Energy Equipment & Services — 0.1%
Halliburton Co. ..................... 18,209 618,195
Entertainment — 0.1%
NetEase, Inc. ...................... 2,400 61,636
Netflix, Inc.
(e)
....................... 644 45,982
Nintendo Co. Ltd. .................... 800 33,632

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment (continued)
Spotify Technology SA
(e)
............... 661 $ 303,485
444,735
Financial Services — 0.4%
Berkshire Hathaway, Inc. , Class B
(e)
....... 470 235,183
Fidelity National Information Services, Inc. ... 5,394 209,719
Mastercard, Inc. , Class A ............... 2,733 1,403,669
Visa, Inc. , Class A ................... 977 335,199
2,183,770
Food Products — 0.3%
AVI Ltd. .......................... 7,425 45,570
Chocoladefabriken Lindt & Spruengli AG .... 5 58,084
Conagra Brands, Inc. ................. 25,185 338,990
General Mills, Inc. ................... 5,620 195,576
J M Smucker Co. (The) ................ 58 6,525
Marico Ltd. ........................ 6,933 61,312
MBRF Global Foods Co. SA ............ 6,033 20,568
Nestle SA (Registered) ................ 2,057 210,977
Tyson Foods, Inc. , Class A ............. 6,306 361,018
1,298,620
Gas Utilities — 0.0%
Brookfield Infrastructure Corp. , Class A ..... 761 29,345
ENN Energy Holdings Ltd. .............. 34,700 179,289
208,634
Ground Transportation — 0.1%
Canadian National Railway Co. .......... 4,714 562,556
Ryder System, Inc. ................... 21 5,539
Uber Technologies, Inc.
(e)
.............. 889 64,150
XPO, Inc.
(e)
........................ 64 13,139
645,384
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories .................. 18,583 1,686,222
Boston Scientific Corp.
(e)
............... 15,735 671,570
EssilorLuxottica SA .................. 36 6,760
Koninklijke Philips NV ................. 4,944 134,450
Shanghai United Imaging Healthcare Co. Ltd. ,
Class A ........................ 6,522 97,518
2,596,520
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. .................. 1,222 290,298
Cigna Group (The) ................... 2,460 678,173
Elevance Health, Inc. ................. 502 194,138
Fortis Healthcare Ltd. ................. 29,539 298,888
HCA Healthcare, Inc. ................. 1,109 432,388
McKesson Corp. .................... 975 736,710
Tenet Healthcare Corp.
(e)
............... 1,155 216,077
UnitedHealth Group, Inc. ............... 2,669 1,109,317
3,955,989
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. , Class A
(e)
................. 6,424 919,274
Aristocrat Leisure Ltd. ................. 19,765 837,591
Booking Holdings, Inc. ................ 5,258 937,186
Chipotle Mexican Grill, Inc. , Class A
(e)
...... 4,435 150,790
McDonald's Corp. ................... 897 242,468
Meituan , Class B
(b) (e) (f)
................. 36,620 323,257
Trip.com Group Ltd.
(e)
................. 557 22,147
3,432,713
Household Durables — 0.5%
Crompton Greaves Consumer Electricals Ltd. . 30,170 87,695
NVR, Inc.
(e)
........................ 68 463,311
Security
Shares
Shares Value
Household Durables (continued)
Sony Group Corp. ................... 89,700 $ 1,805,129
2,356,135
Household Products — 0.5%
Procter & Gamble Co. (The) ............ 16,521 2,422,639
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp. ............ 2,386 88,694
ReNew Energy Global plc , Class A
(e)
....... 4,424 27,650
RWE AG ......................... 10,011 647,412
TransAlta Corp. ..................... 2,356 32,593
Vistra Corp. ....................... 129 20,463
816,812
Industrial Conglomerates — 0.7%
3M Co. ........................... 7,118 1,152,475
CJ Corp. ......................... 879 88,593
Hitachi Ltd. ........................ 14,800 409,606
Honeywell International, Inc. ............ 26 5,710
Samsung C&T Corp. ................. 162 50,159
Siemens AG (Registered) .............. 3,981 1,279,921
Smiths Group plc .................... 14,703 499,457
3,485,921
Industrial REITs — 0.0%
Prologis, Inc. ....................... 138 18,695
Insurance — 1.7%
AIA Group Ltd. ..................... 177,600 1,625,970
Allianz SE (Registered) ................ 3,225 1,526,548
AXA SA .......................... 43,222 2,165,830
Max Financial Services Ltd.
(e)
............ 4,251 71,226
MetLife, Inc. ....................... 16,517 1,397,503
NN Group NV ...................... 5,181 454,213
Ping An Insurance Group Co. of China Ltd. ,
Class H ........................ 44,000 287,706
Travelers Cos., Inc. (The) .............. 2,944 971,873
8,500,869
Interactive Media & Services — 2.9%
Alphabet, Inc. , Class A ................ 15,930 5,692,904
Alphabet, Inc. , Class C ................ 11,193 3,954,823
Kuaishou Technology
(b) (f)
............... 1,700 9,112
Kunlun Tech Co. Ltd. , Class A
(e)
.......... 8,700 52,130
Meta Platforms, Inc. , Class A ............ 4,041 2,276,255
NAVER Corp. ...................... 775 100,559
Tencent Holdings Ltd. ................. 38,700 2,135,565
14,221,348
IT Services — 0.7%
Accenture plc , Class A ................ 4,812 598,805
CGI, Inc. , Class A ................... 1,819 117,573
CoreWeave, Inc. , Class A
(e)
............. 660 65,696
Fujitsu Ltd. ........................ 12,700 252,349
HCL Technologies Ltd. ................ 7,706 87,529
Infosys Ltd. ........................ 91,266 967,601
International Business Machines Corp. ..... 295 82,957
LTM Ltd.
(b) (f)
........................ 380 14,238
NEC Corp. ........................ 22,600 545,616
Quantinuum, Inc. , Class A
(e)
............. 963 78,716
Shopify, Inc. , Class A
(e)
................ 2,004 229,275
Tata Consultancy Services Ltd. .......... 5,963 128,166
Tech Mahindra Ltd. .................. 9,990 148,696
3,317,217
Leisure Products — 0.0%
Hasbro, Inc. ....................... 211 17,426

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 1,039 $ 138,010
Danaher Corp. ..................... 1,843 351,055
Hangzhou Tigermed Consulting Co. Ltd. , Class
A
(e)
........................... 3,800 26,955
Illumina, Inc.
(e)
...................... 224 39,386
IQVIA Holdings, Inc.
(e)
................. 2,004 387,213
Lonza Group AG (Registered) ........... 123 82,976
Mettler-Toledo International, Inc.
(e)
........ 104 132,861
QIAGEN NV ....................... 1,535 59,380
QIAGEN NV ....................... 3,172 124,025
Thermo Fisher Scientific, Inc. ............ 1,150 576,564
1,918,425
Machinery — 0.5%
Caterpillar, Inc. ..................... 1,967 2,094,658
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. ........................ 25 5,705
Illinois Tool Works, Inc. ................ 150 40,571
Mitsubishi Heavy Industries Ltd. .......... 12,700 288,578
VAT Group AG
(b) (f)
.................... 5 4,385
Wartsila OYJ Abp .................... 3,054 116,639
Weichai Power Co. Ltd. , Class A .......... 6,300 25,525
2,576,061
Marine Transportation — 0.0%
Kuehne + Nagel International AG (Registered) 112 27,176
Star Bulk Carriers Corp. ............... 1,755 43,822
70,998
Media — 0.1%
CyberAgent, Inc. .................... 1,900 16,018
Fox Corp. , Class B ................... 1,876 87,872
Informa plc ........................ 35,600 427,113
Publicis Groupe SA .................. 52 5,139
536,142
Metals & Mining — 1.0%
Anglo American plc .................. 4,347 215,636
Barrick Mining Corp. .................. 5,616 206,504
BHP Group Ltd. ..................... 16,745 697,814
Capstone Copper Corp.
(e)
.............. 4,722 43,383
Cleveland-Cliffs, Inc.
(e)
................ 11,994 112,624
First Quantum Minerals Ltd.
(e)
........... 8,084 220,817
Fortescue Ltd.
(g)
..................... 14,473 192,640
Freeport-McMoRan, Inc. ............... 11,442 719,587
Hindustan Zinc Ltd. .................. 23,470 132,595
Hyundai Steel Co. ................... 4,905 90,075
Newmont Corp. ..................... 7,216 673,974
Rio Tinto plc ....................... 914 86,469
Sinomine Resource Group Co. Ltd. , Class A .. 2,000 17,470
Vale SA .......................... 9,686 146,220
Wheaton Precious Metals Corp. .......... 10,993 1,236,611
4,792,419
Multi-Utilities — 0.3%
Atco Ltd. , Class I .................... 821 42,895
Consolidated Edison, Inc. .............. 1,916 211,967
DTE Energy Co. .................... 49 7,466
Engie SA ......................... 21,711 683,344
Public Service Enterprise Group, Inc. ...... 3,507 284,628
Sempra .......................... 349 32,356
1,262,656
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA ....................... 5,280 161,091
BP plc ........................... 26,249 161,792
Canadian Natural Resources Ltd. ......... 507 20,062
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. ................. 808 $ 193,120
Chevron Corp. ...................... 15,059 2,496,180
ConocoPhillips ..................... 2,273 236,301
Enbridge, Inc.
(g)
..................... 6,556 355,524
ENEOS Holdings, Inc. ................ 143,000 1,058,539
EOG Resources, Inc. ................. 6,059 786,034
Exxon Mobil Corp. ................... 10,490 1,434,193
Phillips 66 ......................... 403 68,127
Repsol SA ........................ 17,816 445,126
Santos Ltd. ........................ 106,730 529,475
Shell plc .......................... 55,200 2,144,796
Tourmaline Oil Corp. .................. 751 31,401
Valero Energy Corp. .................. 717 186,735
10,308,496
Pharmaceuticals — 1.7%
AstraZeneca plc .................... 3,987 744,390
Bristol-Myers Squibb Co. ............... 18,177 1,047,359
Daiichi Sankyo Co. Ltd. ................ 27,800 447,031
Eli Lilly & Co. ...................... 1,288 1,544,866
GSK plc .......................... 5,454 143,183
Ipsen SA ......................... 317 61,092
Johnson & Johnson .................. 5,423 1,377,279
Merck & Co., Inc. .................... 899 115,522
Ono Pharmaceutical Co. Ltd. ............ 23,800 349,847
Pfizer, Inc. ........................ 73,654 1,773,588
Sanofi SA ......................... 6,517 557,227
Zydus Lifesciences Ltd. ............... 5,794 68,138
8,229,522
Professional Services — 0.4%
Computer Age Management Services Ltd. ... 1,585 13,370
Intertek Group plc ................... 5,956 458,481
Jacobs Solutions, Inc. ................. 2,292 288,792
Recruit Holdings Co. Ltd. .............. 2,000 139,158
SGS SA (Registered) ................. 104 12,060
Thomson Reuters Corp.
(g)
.............. 10,738 877,060
Wolters Kluwer NV ................... 1,778 114,965
1,903,886
Real Estate Management & Development — 0.1%
CBRE Group, Inc. , Class A
(e)
............ 277 37,309
Mitsui Fudosan Co. Ltd. ............... 57,600 533,861
571,170
Retail REITs — 0.0%
Klepierre SA ....................... 1,224 51,155
Link REIT ......................... 2,500 11,666
RioCan REIT ....................... 4,634 74,138
136,959
Semiconductors & Semiconductor Equipment — 9.1%
Advanced Micro Devices, Inc.
(e)
.......... 3,697 2,147,624
Advantest Corp. ..................... 2,300 473,175
Analog Devices, Inc. .................. 1,204 478,193
Applied Materials, Inc. ................ 3,118 2,254,314
ASM International NV ................. 91 104,648
ASML Holding NV ................... 1,345 2,663,337
ASPEED Technology, Inc. .............. 1,000 527,658
Broadcom, Inc. ..................... 10,656 4,025,304
Cerebras Systems, Inc. , Class A
(e) (g)
....... 353 78,013
Elan Microelectronics Corp. ............. 17,000 101,915
Intel Corp.
(e)
....................... 7,861 1,097,631
King Yuan Electronics Co. Ltd. ........... 12,000 129,867
Kioxia Holdings Corp.
(e)
................ 400 232,492
KLA Corp. ......................... 49 14,784
Lam Research Corp. ................. 3,962 1,716,854

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Loongson Technology Corp. Ltd. , Class A
(e)
.. 1,975 $ 45,230
Marvell Technology, Inc. ............... 562 167,414
MediaTek, Inc. ...................... 5,000 681,324
Microchip Technology, Inc. .............. 268 24,442
Micron Technology, Inc. ................ 3,272 3,776,837
NVIDIA Corp. ...................... 62,930 12,591,664
NXP Semiconductors NV .............. 699 196,440
Phison Electronics Corp. ............... 9,000 696,897
QUALCOMM, Inc. ................... 648 119,744
SK Hynix, Inc. ...................... 1,463 2,581,584
Skyworks Solutions, Inc.
(g)
.............. 8,566 580,775
Suzhou Maxwell Technologies Co. Ltd. , Class A 900 37,718
Taiwan Semiconductor Manufacturing Co. Ltd. 62,000 4,891,197
Texas Instruments, Inc. ................ 1,145 341,290
Tokyo Electron Ltd. .................. 4,000 1,939,417
44,717,782
Software — 2.2%
Adobe, Inc.
(e)
....................... 2,240 459,245
Beijing Kingsoft Office Software, Inc. , Class A . 561 17,720
Birlasoft Ltd. ....................... 10,292 31,198
Check Point Software Technologies Ltd.
(e)
... 115 15,114
Dropbox, Inc. , Class A
(e)
............... 7,167 196,877
Intuit, Inc. ......................... 1,578 411,858
Microsoft Corp. ..................... 21,160 7,893,103
Monday.com Ltd.
(e)
................... 481 34,820
Nebius Group NV , Class A
(e)
............ 490 135,323
Nutanix, Inc. , Class A
(e)
................ 325 16,562
Palantir Technologies, Inc. , Class A
(e)
...... 8,626 1,006,395
SAP SE .......................... 3,952 609,194
Tata Elxsi Ltd. ...................... 801 32,493
Trimble, Inc.
(e)
...................... 830 42,479
Zscaler, Inc.
(e)
...................... 391 55,190
10,957,571
Specialized REITs — 0.6%
American Tower Corp. ................ 8,344 1,364,828
Digital Realty Trust, Inc. ............... 7,446 1,337,153
Equinix, Inc. ....................... 238 248,089
2,950,070
Specialty Retail — 0.5%
H & M Hennes & Mauritz AB , Class B ...... 432 7,431
Home Depot, Inc. (The) ............... 2,475 872,883
JB Hi-Fi Ltd. ....................... 3,387 188,329
Lojas Renner SA .................... 168,560 482,598
TJX Cos., Inc. (The) .................. 4,380 663,570
Ultrapar Participacoes SA .............. 23,646 119,323
2,334,134
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc. ........................ 41,517 12,013,359
Dell Technologies, Inc. , Class C .......... 2,551 1,100,654
Hewlett Packard Enterprise Co. .......... 5,828 262,901
Samsung Electronics Co. Ltd. ........... 12,228 2,713,360
Seagate Technology Holdings plc ......... 56 54,040
Western Digital Corp. ................. 393 251,017
Xiaomi Corp. , Class B
(b) (e) (f)
............. 17,200 47,773
16,443,104
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd. ............. 1,000 9,100
Makalot Industrial Co. Ltd. .............. 13,460 93,036
Pandora A/S ....................... 1 115
Tapestry, Inc. ....................... 3,452 505,304
607,555
Security
Shares
Shares Value
Tobacco — 0.2%
Altria Group, Inc. .................... 6,116 $ 440,046
Japan Tobacco, Inc. .................. 8,700 321,026
761,072
Trading Companies & Distributors — 0.0%
AddTech AB , Class B ................. 216 7,634
ITOCHU Corp. ..................... 1,600 18,260
Mitsubishi Corp. ..................... 600 16,051
Mitsui & Co. Ltd. .................... 900 25,131
67,076
Water Utilities — 0.1%
United Utilities Group plc ............... 14,848 257,643
Wireless Telecommunication Services — 0.1%
Bharti Airtel Ltd. ..................... 9,941 194,737
MTN Group Ltd. ..................... 15,113 210,482
SoftBank Group Corp. ................ 3,100 114,989
TIM SA .......................... 4,858 20,675
540,883
Total Common Stocks — 50 .1%
(Cost: $ 190,641,406 ) .............................. 245,347,957
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
ATI, Inc., 5.88%, 06/15/33 ............ USD 5 5,069
Axon Enterprise, Inc., 6.13%, 03/15/30
(b)
.... 19 19,379
Boeing Co. (The), 5.93%, 05/01/60 ....... 60 59,021
Bombardier, Inc.
(b)
7.25% , 07/01/31 .................. 24 25,112
6.75% , 06/15/33 .................. 43 44,510
7.45% , 05/01/34 .................. 7 7,739
General Electric Co., 4.90%, 01/29/36 ..... 145 144,804
Lockheed Martin Corp., 4.09%, 09/15/52 ... 40 31,513
Moog, Inc., 5.50%, 10/15/34
(b)
.......... 15 14,772
RTX Corp., 6.40%, 03/15/54 ........... 40 43,906
TransDigm, Inc.
(b)
6.88% , 12/15/30 .................. 33 33,914
7.13% , 12/01/31 .................. 45 46,596
6.63% , 03/01/32 .................. 16 16,410
6.38% , 05/31/33 .................. 21 21,200
6.25% , 01/31/34 .................. 5 5,102
6.75% , 01/31/34 .................. 10 10,257
529,304
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
34 35,208
Automobile Components — 0.1%
Cooper-Standard Automotive, Inc., 9.25%,
03/01/31
(b)
..................... 47 47,369
Cyprium Corp.
(b)
6.13% , 04/15/31 .................. 12 11,999
6.38% , 04/15/34 .................. 15 14,970
Dorman Products, Inc., 6.25%, 06/15/34
(b)
... 44 44,506
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
55 57,749
Icahn Enterprises LP
9.75% , 01/15/29 .................. 35 34,325
10.00% , 11/15/29
(b)
................ 42 41,421
IHO Verwaltungs GmbH
(b)(h)
7.75% , ( 7.75 % Cash or 8.50 % PIK), 11/15/30 9 9,315
8.00% , ( 8.00 % Cash or 8.75 % PIK), 11/15/32 23 23,904
Patrick Industries, Inc., 6.38%, 11/01/32
(b)
... 17 16,929

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Phinia, Inc.
(b)
6.75% , 04/15/29 .................. USD 15 $ 15,362
6.63% , 10/15/32 .................. 17 17,365
335,214
Automobiles — 0.2%
Honda Motor Co. Ltd.
2.53% , 03/10/27 .................. 260 256,568
4.69% , 07/08/30 .................. 410 407,465
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31 ................. 60 68,724
Nissan Motor Acceptance Co. LLC
(b)
5.63% , 09/29/28 .................. 12 11,972
6.13% , 09/30/30 .................. 41 40,304
Nissan Motor Co. Ltd.
(b)
7.50% , 07/17/30 .................. 33 34,012
7.75% , 07/17/32 .................. 47 48,713
8.13% , 07/17/35 .................. 41 43,418
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
... 17 16,932
928,108
Banks — 2.7%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(a)
.... 400 407,179
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
.................... 200 199,447
5.59% , 08/08/28 .................. 200 203,491
6.61% , 11/07/28 .................. 200 208,987
Bank of America Corp.
(1-day SOFR + 1.05%), 2.55% , 02/04/28
(a)
379 374,719
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28
(a)
.................... 59 58,600
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28
(a)
.................... 29 28,724
(1-day SOFR + 1.99%), 6.20% , 11/10/28
(a)
150 153,152
(1-day SOFR + 1.32%), 2.69% , 04/22/32
(a)
273 247,288
(1-day SOFR + 1.83%), 4.57% , 04/27/33
(a)
180 176,444
(1-day SOFR + 1.31%), 5.51% , 01/24/36
(a)
230 234,867
(1-day SOFR + 1.70%), 5.74% , 02/12/36
(a)
135 137,722
5.88% , 02/07/42 .................. 50 51,894
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51
(a)
.................... 148 117,198
Bank of Montreal, 5.20%, 02/01/28 ....... 250 252,605
Barclays plc, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.20%),
2.67%, 03/10/32
(a)
................ 220 198,098
BPCE SA, 2.70%, 10/01/29
(b)
........... 274 257,392
Citigroup, Inc.
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
550 510,523
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(a)
315 310,473
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
250 229,712
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
10 8,990
5.88% , 02/22/33 .................. 118 122,623
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
220 206,737
Fifth Third Bancorp
(a)
(1-day SOFR + 2.34%), 6.34% , 07/27/29 . 20 20,668
(SOFR Index + 2.13%), 4.77% , 07/28/30 . 68 67,902
First Citizens BancShares, Inc., (1-day SOFR +
1.41%), 5.23%, 03/12/31
(a)
........... 70 69,854
HSBC Holdings plc
(1-day SOFR + 1.90%), 5.87% , 11/18/35
(a)
200 204,733
(1-day SOFR + 1.56%), 5.45% , 03/03/36
(a)
200 201,246
(1-day SOFR + 1.88%), 5.79% , 05/13/36
(a)
180 185,571
6.10% , 01/14/42 .................. 110 117,438
Security
Par (000)
Par (000) Value
Banks (continued)
Huntington Bancshares, Inc., (1-day SOFR +
2.05%), 5.02%, 05/17/33
(a)
........... USD 30 $ 29,859
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
..................... 460 458,289
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 127 126,484
(1-day SOFR + 1.17%), 2.95% , 02/24/28 . 266 263,332
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 766 750,029
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 305 305,886
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ..................... 13 12,926
(3-mo. CME Term SOFR + 2.52%), 2.96% ,
05/13/31 ..................... 505 471,507
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... 125 110,103
(1-day SOFR + 1.26%), 2.96% , 01/25/33 . 150 135,802
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 162 164,719
(1-day SOFR + 1.46%), 5.29% , 07/22/35 . 68 68,706
M&T Bank Corp., (1-day SOFR + 1.85%), 5.05%,
01/27/34
(a)
..................... 30 29,744
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34% ,
01/19/28 ..................... 380 375,711
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31 .......... 220 224,607
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55% ,
07/09/27 ..................... 500 499,652
(3-mo. CME Term SOFR + 1.57%), 2.87% ,
09/13/30 ..................... 220 207,579
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
........... 281 280,947
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30% , 01/21/28 . 170 170,719
(1-day SOFR + 1.95%), 5.94% , 08/18/34 . 100 105,123
(1-day SOFR + 1.42%), 5.37% , 07/21/36 . 55 55,508
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.17%), 5.42% ,
01/25/41 ..................... 35 34,385
Royal Bank of Canada, (1-day SOFR + 1.06%),
4.70%, 08/06/31
(a)
................ 40 39,813
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 540 553,980
(1-day SOFR + 2.70%), 6.57% , 06/12/29 . 180 185,490
(1-day SOFR + 3.28%), 7.66% , 11/09/31 . 10 10,944
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
......... 470 482,414
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 .................. 200 202,915
1.90% , 09/17/28 .................. 200 188,653
5.85% , 07/13/30 .................. 220 228,127
Truist Financial Corp., (1-day SOFR + 2.30%),
6.12%, 10/28/33
(a)
................ 30 31,670
US Bancorp
(a)
(1-day SOFR + 1.02%), 2.68% , 01/27/33 . 70 62,267
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 30 30,975
(1-day SOFR + 1.41%), 5.42% , 02/12/36 . 165 167,962
Washington Mutual Escrow Bonds
(e)(i)(j)
0.00% , 11/06/09 .................. 100 —
0.00% , 09/29/17 .................. 400 —

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
(3-mo. CME Term SOFR + 4.03%), 4.48% ,
04/04/31
(a)
.................... USD 95 $ 93,976
5.61% , 01/15/44 .................. 40 38,525
(3-mo. CME Term SOFR + 4.50%), 5.01% ,
04/04/51
(a)
.................... 98 87,820
Westpac Banking Corp., 6.82%, 11/17/33 ... 10 10,914
Zions Bancorp NA, (1-day SOFR + 1.06%),
4.48%, 02/09/29
(a)
................ 250 247,874
13,110,213
Beverages — 0.6%
Anheuser-Busch Cos. LLC
4.70% , 02/01/36 .................. 20 19,466
4.90% , 02/01/46 .................. 80 72,882
Coca-Cola Co. (The)
2.90% , 05/25/27 .................. 8 7,914
3.00% , 03/05/51 .................. 1,170 774,670
2.50% , 03/15/51 .................. 532 315,965
Constellation Brands, Inc., 3.60%, 02/15/28 .. 50 49,223
Diageo Capital plc
2.00% , 04/29/30 .................. 580 526,876
2.13% , 04/29/32 .................. 270 234,090
5.50% , 01/24/33 .................. 830 856,048
Keurig Dr Pepper, Inc., 3.43%, 06/15/27 .... 80 79,175
PepsiCo, Inc., 3.00%, 10/15/27 ......... 30 29,568
2,965,877
Biotechnology — 0.3%
AbbVie, Inc., 4.25%, 11/21/49 .......... 8 6,531
Amgen, Inc.
2.20% , 02/21/27 .................. 200 197,351
4.95% , 10/01/41 .................. 8 7,453
Genmab A/S
(b)
6.25% , 12/15/32 .................. 9 9,172
7.25% , 12/15/33 .................. 64 66,726
Gilead Sciences, Inc.
5.25% , 10/15/33 .................. 130 133,634
5.55% , 10/15/53 .................. 140 138,213
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 930 822,484
1,381,564
Broadline Retail — 0.1%
Amazon.com, Inc., 5.80%, 03/13/56 ...... 25 24,840
Getty Images, Inc.
(b)
11.25% , 02/21/30 ................. 26 21,022
10.50% , 11/15/30 ................. 20 16,674
GrubHub Holdings, Inc., 13.00%, (13.00% Cash
or 7.00% PIK), 07/31/30
(b) (h)
.......... 1 747
Kohl's Corp., 10.00%, 06/01/30
(b)
........ 7 7,571
Macy's Retail Holdings LLC, 7.38%, 08/01/33
(b)
37 38,847
Match Group Holdings II LLC
(b)
5.63% , 02/15/29 .................. 17 16,946
6.13% , 09/15/33 .................. 74 73,125
Nordstrom, Inc.
4.38% , 04/01/30 .................. 20 19,249
5.00% , 01/15/44 .................. 20 14,113
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 ................. 38 39,259
9.75% , 04/15/29 .................. 39 42,386
Wayfair LLC
(b)
7.25% , 10/31/29 .................. 50 51,603
7.75% , 09/15/30 .................. 28 29,435
395,817
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.38%,
03/01/34
(b)
..................... USD 15 $ 14,655
Carlisle Cos., Inc., 5.55%, 09/15/40 ....... 75 74,482
CRH America Finance, Inc., 5.50%, 01/09/35 . 295 299,842
Owens Corning
3.40% , 08/15/26 .................. 110 109,834
3.88% , 06/01/30 .................. 10 9,673
4.30% , 07/15/47 .................. 410 333,518
842,004
Capital Markets — 1.1%
Apollo Debt Solutions BDC, 6.70%, 07/29/31 . 40 40,774
Ares Capital Corp.
2.88% , 06/15/27 .................. 105 102,978
2.88% , 06/15/28 .................. 130 124,384
5.50% , 09/01/30 .................. 30 29,631
5.10% , 01/15/31 .................. 40 38,694
Ares Strategic Income Fund, 5.55%, 04/15/31 10 9,703
Bank of New York Mellon Corp. (The)
(a)
(1-day SOFR + 1.51%), 4.71% , 02/01/34 . 130 127,872
Series J , (1-day SOFR + 1.61%), 4.97% ,
04/26/34 ..................... 110 109,875
Blackstone Private Credit Fund, 4.00%, 01/15/29 89 85,056
Charles Schwab Corp. (The), (1-day SOFR +
1.23%), 4.91%, 11/14/36
(a)
........... 90 87,818
Coinbase Global, Inc., 3.38%, 10/01/28
(b)
... 70 66,455
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 24 22,860
Deutsche Bank AG, (1-day SOFR + 1.59%),
5.71%, 02/08/28
(a)
................ 150 151,065
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 27 24,316
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28
(a)
.................... 146 144,758
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
72 63,331
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
93 83,522
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
935 826,365
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(a)
215 194,734
(1-day SOFR + 1.31%), 5.43% , 06/03/37
(a)
155 155,532
6.75% , 10/01/37 .................. 148 161,400
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38
(a)
.................... 83 72,828
Intercontinental Exchange, Inc., 2.10%, 06/15/30 40 36,288
Jane Street Group, 6.75%, 05/01/33
(b)
..... 13 13,369
LPL Holdings, Inc.
5.20% , 03/15/30 .................. 30 30,197
5.65% , 03/15/35 .................. 160 159,012
Moody's Corp., 3.25%, 01/15/28 ......... 49 48,254
Morgan Stanley
(1-day SOFR + 1.00%), 2.48% , 01/21/28
(a)
280 276,965
3.59% , 07/22/28
(a)
................. 25 24,726
(1-day SOFR + 1.14%), 2.70% , 01/22/31
(a)
270 250,727
(1-day SOFR + 1.03%), 1.79% , 02/13/32
(a)
522 454,096
(1-day SOFR + 1.02%), 1.93% , 04/28/32
(a)
14 12,172
(1-day SOFR + 1.20%), 2.51% , 10/20/32
(a)
356 314,711
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(a)
320 322,015
(1-day SOFR + 1.88%), 5.42% , 07/21/34
(a)
170 172,637
6.38% , 07/24/42 .................. 178 193,583
MSCI, Inc., 5.15%, 03/15/36 ........... 120 116,158
Nomura Holdings, Inc., 6.18%, 01/18/33 .... 220 232,541
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 .................. 22 22,038
8.00% , 08/01/33 .................. 7 7,026
S&P Global, Inc., 2.90%, 03/01/32 ....... 50 45,333
Stonex Escrow Issuer LLC, 6.88%, 07/15/32
(b)
8 8,227

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
StoneX Group, Inc., 7.88%, 03/01/31
(b)
..... USD 56 $ 58,799
VFH Parent LLC, 7.50%, 06/15/31
(b)
...... 31 32,423
5,555,248
Chemicals — 0.2%
Air Products & Chemicals, Inc., 4.85%, 02/08/34 10 9,961
Celanese US Holdings LLC
7.55% , 11/15/30
(d)
................. 17 18,019
7.38% , 07/15/32
(d)
................. 18 18,932
7.70% , 11/15/33
(d)
................. 10 10,684
7.38% , 02/15/34 .................. 12 12,398
CF Industries, Inc., 5.38%, 03/15/44 ...... 30 28,132
Chemours Co. (The)
(b)
8.00% , 01/15/33 .................. 53 53,677
7.88% , 03/15/34 .................. 56 56,273
CVR Partners LP, 6.13%, 06/15/28
(b)
...... 46 45,917
Dow Chemical Co. (The), 7.38%, 11/01/29 .. 40 43,054
Ecolab, Inc.
5.00% , 09/01/35 .................. 10 9,968
2.70% , 12/15/51 .................. 210 128,017
FMC Corp.
5.65% , 05/18/33 .................. 16 14,351
6.38% , 05/18/53 .................. 9 7,075
Linde, Inc., 3.55%, 11/07/42 ........... 10 7,986
NOVA Chemicals Corp., 9.00%, 02/15/30
(b)
.. 8 8,375
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 18 17,966
Rain Carbon, Inc., 12.25%, 09/01/29
(b)
..... 25 26,665
Sherwin-Williams Co. (The)
5.15% , 08/15/35 .................. 340 340,924
4.50% , 06/01/47 .................. 30 25,228
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 57 55,890
Tronox, Inc.
(b)
4.63% , 03/15/29 .................. 45 31,502
9.13% , 09/30/30 .................. 39 39,179
Westlake Corp., 5.00%, 08/15/46 ........ 40 34,441
1,044,614
Commercial Services & Supplies — 0.1%
ADT Security Corp. (The), 5.88%, 10/15/33
(b)
. 13 12,771
APi Group DE, Inc., 5.75%, 06/01/34
(b)
..... 15 14,829
Cimpress plc, 7.38%, 09/15/32
(b)
......... 50 50,526
Deluxe Corp.
(b)
8.00% , 06/01/29 .................. 8 8,057
8.13% , 09/15/29 .................. 11 11,388
Pitney Bowes, Inc., 7.25%, 03/15/29
(b)
..... 20 20,244
Republic Services, Inc.
4.75% , 07/15/30 .................. 30 30,176
5.20% , 11/15/34 .................. 140 142,368
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
..................... 41 43,274
Waste Connections, Inc., 5.25%, 09/01/35 ... 280 283,846
617,479
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.30%, 02/26/54 ..... 65 61,385
Motorola Solutions, Inc.
2.30% , 11/15/30 .................. 310 279,638
2.75% , 05/24/31 .................. 300 272,535
5.60% , 06/01/32 .................. 160 164,658
5.40% , 04/15/34 .................. 150 151,853
Viasat, Inc.
(b)
6.50% , 07/15/28 .................. 18 17,955
7.50% , 05/30/31 .................. 52 52,513
1,000,537
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.2%
Granite Construction, Inc., 6.38%, 06/15/34
(b)
. USD 58 $ 58,977
HTA Group Ltd., 7.50%, 06/04/29
(b)
....... 54 55,350
Quanta Services, Inc.
2.90% , 10/01/30 .................. 950 883,759
4.50% , 01/15/31 .................. 30 29,634
Tutor Perini Corp.
(b)
11.88% , 04/30/29 ................. 4 4,358
6.63% , 07/15/33 .................. 30 30,178
1,062,256
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 149,991
Consumer Finance — 0.6%
AerCap Ireland Capital DAC, 4.95%, 09/10/34 165 160,854
Ally Financial, Inc.
(a)
Series D , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.15%),
7.10%
(k)
...................... 28 28,378
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40 ..................... 5 4,946
American Express Co.
2.55% , 03/04/27 .................. 139 137,462
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
200 202,648
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
90 90,145
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
40 40,932
(SOFR Index + 1.32%), 5.44% , 01/30/36
(a)
195 198,981
(1-day SOFR + 1.24%), 4.80% , 10/24/36
(a)
5 4,842
Atlanticus Holdings Corp., 9.75%, 09/01/30
(b)
. 36 36,435
Bread Financial Holdings, Inc.
(b)
6.75% , 05/15/31 .................. 23 23,521
8.38% , 06/15/35 .................. 15 15,658
Capital One Financial Corp.
(a)
(1-day SOFR + 2.60%), 5.25% , 07/26/30 . 120 121,272
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 610 669,046
Credit Acceptance Corp.
(b)
9.25% , 12/15/28 .................. 19 19,786
6.63% , 03/15/30 .................. 8 8,013
Encore Capital Group, Inc.
(b)
8.50% , 05/15/30 .................. 35 37,172
6.63% , 04/15/31 .................. 37 37,425
6.63% , 06/01/32 .................. 21 21,029
Enova International, Inc., 9.13%, 08/01/29
(b)
.. 47 49,183
EZCORP, Inc., 7.38%, 04/01/32
(b)
........ 12 12,577
FirstCash, Inc.
(b)
6.88% , 03/01/32 .................. 63 64,738
6.13% , 05/01/34 .................. 35 34,837
Ford Motor Credit Co. LLC
4.00% , 11/13/30 .................. 220 206,746
5.75% , 04/06/33 .................. 200 198,363
OneMain Finance Corp.
6.63% , 05/15/29 .................. 28 28,550
7.88% , 03/15/30 .................. 22 22,903
7.50% , 05/15/31 .................. 48 49,589
7.13% , 11/15/31 .................. 14 14,242
7.13% , 09/15/32 .................. 14 14,236
6.75% , 09/15/33 .................. 8 7,920
SLM Corp., 6.50%, 01/31/30 ........... 6 6,082
Synchrony Financial
3.95% , 12/01/27 .................. 40 39,594
2.88% , 10/28/31 .................. 430 379,426
7.25% , 02/02/33 .................. 62 64,630
3,052,161

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc., 5.75%, 03/31/34
(b)
.... USD 19 $ 18,095
Kroger Co. (The)
2.20% , 05/01/30 .................. 138 125,740
5.00% , 09/15/34 .................. 85 83,877
Target Corp., 4.50%, 09/15/32 .......... 10 9,980
US Foods, Inc.
(b)
7.25% , 01/15/32 .................. 25 25,943
5.75% , 04/15/33 .................. 33 33,045
Walmart, Inc.
4.90% , 04/28/35 .................. 385 388,255
4.50% , 04/15/53 .................. 5 4,344
689,279
Containers & Packaging — 0.0%
Ardagh Group SA
(b)
9.50% , 12/01/30 .................. 15 16,033
11.00% , ( 11.00 % Cash or 6.50 % PIK),
12/01/30
(a) (h)
................... 33 31,505
47,538
Distributors — 0.0%
ADI Escrow Issuer LLC, 7.13%, 07/15/34
(b)
.. 10 10,183
Diversified Consumer Services — 0.0%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
... 32 32,148
Duke University, Series 2020, 2.83%, 10/01/55 16 9,971
Graham Holdings Co., 5.63%, 12/01/33
(b)
... 12 11,899
Howard University, Series 22A, 5.21%, 10/01/52 32 26,381
Massachusetts Institute of Technology, Series G,
2.29%, 07/01/51 ................. 134 76,059
President & Fellows of Harvard College, 3.15%,
07/15/46 ...................... 48 34,915
Yale University, Series 2020, 2.40%, 04/15/50 12 7,203
198,576
Diversified REITs — 0.1%
Uniti Group LP, 8.63%, 06/15/32
(b)
........ 54 56,334
VICI Properties LP, 6.13%, 04/01/54 ...... 240 234,590
290,924
Diversified Telecommunication Services — 0.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 15 15,054
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(b)
. 15 14,969
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 66 71,200
AT&T, Inc.
5.70% , 11/01/54 .................. 130 120,848
6.00% , 04/30/56 .................. 360 347,926
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
. 15 15,192
British Telecommunications Ltd., 9.63%,
12/15/30
(d)
..................... 40 47,268
CCO Holdings LLC
6.38% , 09/01/29
(b)
................. 8 7,992
7.38% , 03/01/31
(b)
................. 60 60,144
4.50% , 05/01/32 .................. 12 10,592
7.00% , 02/01/33
(b)
................. 12 11,768
7.38% , 02/01/36
(b)
................. 14 13,730
Comcast Corp., 2.94%, 11/01/56 ........ 198 107,234
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
35 35,492
Deutsche Telekom International Finance BV,
9.25%, 06/01/32 ................. 30 36,530
ELK Grove Village Property LLC, 7.50%,
06/15/31
(b)
..................... 20 20,135
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 20 20,564
Koninklijke KPN NV, 8.38%, 10/01/30 ..... 260 295,825
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 .................. 58 59,589
7.50% , 02/15/37 .................. 10 10,264
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 15 15,034
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Orange SA, 5.50%, 02/06/44 ........... USD 60 $ 58,794
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... 40 39,942
Space Exploration Technologies Corp.
(b)
5.35% , 07/15/31 .................. 305 304,205
5.65% , 07/15/33 .................. 440 437,379
5.88% , 07/15/36 .................. 310 305,959
6.60% , 07/15/46 .................. 30 29,178
6.65% , 07/15/56 .................. 90 86,832
Telecom Italia Capital SA
7.20% , 07/18/36 .................. 23 25,193
7.72% , 06/04/38 .................. 41 47,080
Verizon Communications, Inc., 5.88%, 11/30/55 55 53,360
Windstream Services LLC, 8.25%, 10/01/31
(b)
32 33,746
WULF Compute LLC, 7.75%, 10/15/30
(b)
.... 51 53,568
2,812,586
Electric Utilities — 0.9%
Alpha Generation LLC, 6.25%, 01/15/34
(b)
... 6 5,904
Avangrid, Inc., 3.80%, 06/01/29 ......... 140 136,325
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 16,050
CenterPoint Energy Houston Electric LLC,
3.55%, 08/01/42 ................. 30 23,633
Commonwealth Edison Co., 4.90%, 02/01/33 . 460 464,016
DTE Electric Co., 5.25%, 05/15/35 ....... 60 60,694
Duke Energy Carolinas LLC, 3.20%, 08/15/49 30 20,317
Duke Energy Corp., 4.20%, 06/15/49 ...... 40 31,196
Enel Chile SA, 4.88%, 06/12/28 ......... 10 10,044
Entergy Louisiana LLC
5.80% , 03/15/55 .................. 40 39,993
5.65% , 04/15/56 .................. 195 191,186
Evergy Kansas Central, Inc., 5.25%, 03/15/35 20 20,098
Eversource Energy
Series U , 1.40% , 08/15/26 ........... 60 59,766
2.90% , 03/01/27 .................. 270 267,279
3.38% , 03/01/32 .................. 220 202,351
Exelon Corp.
2.75% , 03/15/27 .................. 19 18,791
5.45% , 03/15/34 .................. 170 173,359
5.10% , 06/15/45 .................. 10 9,127
4.10% , 03/15/52 .................. 7 5,360
Florida Power & Light Co.
4.95% , 06/01/35 .................. 80 79,484
5.60% , 02/15/66 .................. 85 81,770
Hawaiian Electric Co., Inc., 6.00%, 10/01/33
(b)
4 3,963
Interstate Power & Light Co., 4.95%, 09/30/34 10 9,807
Kentucky Utilities Co., 4.38%, 10/01/45 .... 10 8,449
MidAmerican Energy Co., 5.85%, 09/15/54 .. 30 30,419
NextEra Energy Capital Holdings, Inc., 4.40%,
03/01/31 ...................... 100 98,622
Northern States Power Co., 5.55%, 05/15/56 . 60 58,505
NRG Energy, Inc.
(b)
6.25% , 11/01/34 .................. 19 19,238
6.00% , 01/15/36 .................. 13 12,959
NSTAR Electric Co.
3.25% , 05/15/29 .................. 280 270,428
3.95% , 04/01/30 .................. 250 243,816
Oncor Electric Delivery Co. LLC
7.50% , 09/01/38 .................. 20 23,725
5.90% , 03/15/56
(b)
................. 30 30,474
Pacific Gas & Electric Co.
4.65% , 08/01/28 .................. 110 109,671
6.00% , 05/01/56 .................. 75 71,754
PacifiCorp, 5.45%, 02/15/34 ........... 50 50,576
Potomac Electric Power Co., 5.20%, 03/15/34 30 30,452
PPL Electric Utilities Corp., 4.85%, 02/15/34 . 50 49,646

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Co. of Colorado, 5.15%, 09/15/35 USD 50 $ 49,690
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ...................... 110 101,395
Public Service Co. of Oklahoma, 5.45%,
01/15/36 ...................... 20 20,201
Public Service Electric & Gas Co.
5.20% , 08/01/33 .................. 650 662,675
3.80% , 01/01/43 .................. 10 8,096
2.05% , 08/01/50 .................. 31 16,538
Southern California Edison Co.
5.45% , 03/01/35 .................. 60 60,117
Series C , 4.13% , 03/01/48 ........... 20 15,053
Southern Co. (The), 4.40%, 07/01/46 ...... 30 25,074
Southwestern Electric Power Co., 5.90%,
04/01/56 ...................... 60 59,249
Tampa Electric Co.
5.15% , 03/01/35 .................. 185 185,473
5.00% , 07/15/52 .................. 10 9,048
Union Electric Co., 5.75%, 09/15/56 ...... 25 24,940
Virginia Electric & Power Co.
Series B , 6.00% , 01/15/36 ............ 30 31,583
8.88% , 11/15/38 .................. 10 13,067
5.70% , 03/15/56 .................. 100 98,226
Xcel Energy, Inc., 5.50%, 03/15/34 ....... 40 40,639
4,460,311
Electrical Equipment — 0.0%
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(b)
..................... 15 15,167
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,802
Amphenol Corp., 4.63%, 02/15/36 ........ 30 28,964
Arrow Electronics, Inc., 5.88%, 04/10/34 .... 135 138,938
Flex Ltd., 5.38%, 11/13/35 ............ 180 177,826
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
.. 12 12,196
Keysight Technologies, Inc.
4.60% , 04/06/27 .................. 620 620,372
3.00% , 10/30/29 .................. 120 113,770
4.95% , 10/15/34 .................. 25 24,727
TD SYNNEX Corp., 2.38%, 08/09/28 ...... 20 19,023
Teledyne Technologies, Inc., 2.75%, 04/01/31 138 126,195
1,276,813
Energy Equipment & Services — 0.1%
(b)
Archrock Services LP, 6.00%, 02/01/34 .... 10 9,940
Bristow Group, Inc., 6.75%, 02/01/33 ...... 29 29,084
Enerflex, Inc., 6.88%, 01/15/31 ......... 7 7,164
Kodiak Gas Services LLC
5.88% , 04/01/31 .................. 12 12,031
6.50% , 10/01/33 .................. 11 11,150
6.75% , 10/01/35 .................. 11 11,285
Nabors Industries, Inc.
9.13% , 01/31/30 .................. 4 4,180
7.63% , 11/15/32 .................. 18 18,416
Noble Finance II LLC
8.00% , 04/15/30 .................. 40 41,446
6.25% , 06/15/34 .................. 35 34,302
Tidewater, Inc., 9.13%, 07/15/30 ......... 41 43,872
USA Compression Partners LP, 7.13%, 03/15/29 19 19,462
Valaris Ltd., 8.38%, 04/30/30 ........... 70 72,693
Viridien, 10.00%, 10/15/30 ............ 26 27,618
Weatherford International Ltd., 6.75%, 10/15/33 13 13,264
355,907
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... USD 122 $ 114,106
Take-Two Interactive Software, Inc., 5.60%,
06/12/34 ...................... 150 153,462
267,568
Financial Services — 0.4%
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................. 38 36,146
Fiserv, Inc.
2.25% , 06/01/27 .................. 60 58,794
4.20% , 10/01/28 .................. 70 69,034
Freedom Mortgage Corp., 12.25%, 10/01/30
(b)
5 5,396
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 17 17,567
Global Payments, Inc., 4.95%, 08/15/27 .... 148 148,301
Jackson Financial, Inc.
5.67% , 06/08/32 .................. 130 130,902
6.15% , 01/15/37 .................. 45 44,887
Mastercard, Inc.
3.30% , 03/26/27 .................. 70 69,572
2.95% , 06/01/29 .................. 40 38,519
3.35% , 03/26/30 .................. 30 28,843
2.00% , 11/18/31 .................. 270 238,476
3.85% , 03/26/50 .................. 250 193,699
MGIC Investment Corp., 5.25%, 08/15/28 ... 560 559,073
National Rural Utilities Cooperative Finance
Corp., 5.00%, 08/15/34 ............. 20 20,001
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 46 49,049
PayPal Holdings, Inc.
4.45% , 03/06/28 .................. 10 9,991
2.30% , 06/01/30 .................. 10 9,144
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... 8 8,319
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 .................. 15 15,310
6.13% , 08/01/30 .................. 25 25,429
6.13% , 08/01/31 .................. 10 10,213
7.13% , 02/01/32 .................. 33 34,252
6.50% , 06/15/34 .................. 10 10,257
Velocity Commercial Capital LLC, 9.38%,
02/15/31
(b)
..................... 9 9,325
Visa, Inc.
4.30% , 12/14/45 .................. 90 77,178
3.65% , 09/15/47 .................. 120 92,600
WS Escrow LLC, 7.75%, 06/01/33
(b)
...... 44 45,180
2,055,457
Food Products — 0.3%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 .. 30 29,742
Campbell's Co. (The), 4.15%, 03/15/28 .... 60 59,442
Conagra Brands, Inc., 7.00%, 10/01/28 .... 70 73,083
General Mills, Inc., 4.20%, 04/17/28 ...... 30 29,808
J M Smucker Co. (The), 2.38%, 03/15/30 ... 80 73,824
JBS NV, 3.00%, 02/02/29 ............. 100 95,945
Kellanova
3.40% , 11/15/27 .................. 150 148,188
4.30% , 05/15/28 .................. 370 369,223
Kraft Heinz Foods Co.
3.88% , 05/15/27 .................. 20 19,919
3.75% , 04/01/30 .................. 40 38,676
Pilgrim's Pride Corp., 4.25%, 04/15/31 ..... 30 28,769
Post Holdings, Inc.
(b)
6.38% , 03/01/33 .................. 61 60,535
6.50% , 03/15/36 .................. 13 12,852
Tyson Foods, Inc., 5.10%, 09/28/48 ....... 40 36,029

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Unilever Capital Corp., 1.75%, 08/12/31 .... USD 480 $ 418,594
1,494,629
Gas Utilities — 0.1%
AmeriGas Partners LP
(b)
9.38% , 06/01/28 .................. 7 7,158
9.50% , 06/01/30 .................. 23 24,680
Atmos Energy Corp., 5.90%, 11/15/33 ..... 20 21,219
National Fuel Gas Co.
5.95% , 03/15/35 .................. 250 257,414
5.50% , 05/15/36 .................. 35 34,782
ONE Gas, Inc., 4.25%, 09/01/32 ......... 45 43,811
389,064
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, 5.50%,
03/15/55 ...................... 50 48,552
Canadian National Railway Co., 3.85%, 08/05/32 160 152,263
Canadian Pacific Railway Co.
3.50% , 05/01/50 .................. 20 14,227
6.13% , 09/15/2115 ................ 10 10,389
RXO, Inc., 6.38%, 05/15/31
(b)
........... 31 31,431
Ryder System, Inc.
5.65% , 03/01/28 .................. 35 35,614
6.30% , 12/01/28 .................. 310 321,298
Union Pacific Corp.
2.89% , 04/06/36 .................. 16 13,473
3.84% , 03/20/60 .................. 80 57,667
684,914
Health Care Equipment & Supplies — 0.0%
Abbott Laboratories, 4.90%, 11/30/46 ...... 50 45,977
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 21 21,577
Baxter International, Inc., 2.27%, 12/01/28 .. 40 37,669
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
25 25,922
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 .................. 10 10,016
5.35% , 12/01/28 .................. 30 30,470
171,631
Health Care Providers & Services — 1.1%
Cardinal Health, Inc., 5.35%, 11/15/34 ..... 170 172,002
Cencora, Inc.
2.70% , 03/15/31 .................. 470 428,467
4.30% , 12/15/47 .................. 270 223,348
Cigna Group (The)
4.38% , 10/15/28 .................. 220 219,089
5.25% , 02/15/34 .................. 140 141,492
CVS Health Corp.
5.45% , 09/15/35 .................. 160 162,070
5.05% , 03/25/48 .................. 100 88,327
5.63% , 02/21/53 .................. 4 3,778
6.05% , 06/01/54 .................. 66 66,029
DaVita, Inc.
(b)
6.88% , 09/01/32 .................. 29 29,908
6.75% , 07/15/33 .................. 20 20,637
Elevance Health, Inc.
4.38% , 12/01/47 .................. 30 24,634
5.70% , 02/15/55 .................. 50 48,597
Encompass Health Corp., 5.88%, 06/01/34
(b)
. 20 19,958
HCA, Inc.
3.13% , 03/15/27 .................. 130 128,796
5.20% , 06/01/28 .................. 140 141,376
5.45% , 04/01/31 .................. 215 219,678
3.63% , 03/15/32 .................. 268 249,470
5.60% , 04/01/34 .................. 195 199,112
5.45% , 09/15/34 .................. 35 35,376
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.63% , 03/15/52 .................. USD 80 $ 65,132
5.90% , 06/01/53 .................. 60 58,495
Humana, Inc., 4.88%, 04/01/30 ......... 178 177,805
McKesson Corp., 5.10%, 07/15/33 ....... 630 638,063
Novant Health, Inc., 2.64%, 11/01/36 ...... 450 357,528
OhioHealth Corp., 2.30%, 11/15/31 ....... 24 21,303
Quest Diagnostics, Inc.
4.60% , 12/15/27 .................. 220 220,428
4.63% , 12/15/29 .................. 270 269,890
Select Medical Corp., 6.25%, 12/01/32
(b)
.... 42 40,801
Sutter Health, Series 2025, 5.54%, 08/15/35 . 8 8,240
Tenet Healthcare Corp., 6.13%, 10/01/28 ... 12 12,048
UnitedHealth Group, Inc.
4.90% , 04/15/31 .................. 250 252,579
4.50% , 04/15/33 .................. 60 58,687
5.88% , 02/15/53 .................. 40 40,215
5.05% , 04/15/53 .................. 300 269,658
5,113,016
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 4.70%,
07/01/30 ...................... 70 69,232
Diversified Healthcare Trust
4.75% , 02/15/28 .................. 34 33,353
7.25% , 10/15/30
(b)
................. 5 5,146
4.38% , 03/01/31 .................. 27 24,716
Healthpeak OP LLC, 3.00%, 01/15/30 ..... 50 47,148
MPT Operating Partnership LP
5.00% , 10/15/27 .................. 41 39,769
4.63% , 08/01/29 .................. 43 34,562
Ventas Realty LP
5.10% , 07/15/32 .................. 180 181,151
5.70% , 09/30/43 .................. 10 9,961
Welltower OP LLC, 4.50%, 07/01/30 ...... 250 248,727
693,765
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 5.75%, 03/15/34
(b)
. 7 6,935
Service Properties Trust
8.63% , 11/15/31
(b)
................. 25 26,336
8.88% , 06/15/32 .................. 27 27,798
61,069
Hotels, Restaurants & Leisure — 0.3%
Acushnet Co., 5.63%, 12/01/33
(b)
........ 16 15,915
Brinker International, Inc., 8.25%, 07/15/30
(b)
. 11 11,471
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 .................. 85 85,489
6.50% , 02/15/32 .................. 16 15,608
Darden Restaurants, Inc.
4.35% , 10/15/27 .................. 75 74,759
4.55% , 10/15/29 .................. 75 74,466
Genting New York LLC, 7.25%, 10/01/29
(b)
.. 35 36,003
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(b)
..................... 29 29,387
Hyatt Hotels Corp., 5.38%, 12/15/31 ...... 370 376,087
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(b)
..................... 25 21,078
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
..................... 30 31,094
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 10 10,339
Marriott International, Inc., 5.10%, 05/01/38 .. 270 260,385
McDonald's Corp.
4.88% , 12/09/45 .................. 60 54,204
3.63% , 09/01/49 .................. 10 7,294
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(b)
..................... 15 14,775

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38 USD 210 $ 203,400
Sabre GLBL, Inc.
(b)
10.75% , 11/15/29 ................. 32 30,746
11.13% , 07/15/30 ................. 48 46,044
Viking Cruises Ltd., 5.88%, 10/15/33
(b)
..... 19 19,030
Wynn Macau Ltd., 6.75%, 02/15/34
(b)
...... 14 13,914
1,431,488
Household Durables — 0.2%
DR Horton, Inc., 1.40%, 10/15/27 ........ 20 19,239
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 10 9,926
Leggett & Platt, Inc., 3.50%, 11/15/27 ...... 10 9,793
NVR, Inc., 3.00%, 05/15/30 ............ 580 543,870
PulteGroup, Inc., 6.38%, 05/15/33 ........ 220 236,245
Sekisui House US, Inc., 3.97%, 08/06/61 ... 90 59,284
Whirlpool Corp.
6.13% , 06/15/30 .................. 10 9,224
7.50% , 07/01/31
(b)
................. 5 5,060
6.50% , 06/15/33 .................. 27 23,406
7.88% , 07/01/34
(b)
................. 5 5,020
5.15% , 03/01/43 .................. 4 2,500
4.50% , 06/01/46 .................. 6 3,572
4.60% , 05/15/50 .................. 6 3,577
930,716
Household Products — 0.0%
Church & Dwight Co., Inc., 3.15%, 08/01/27 .. 60 59,251
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Energy Generation LLC, 5.60%,
06/15/42 ...................... 30 29,579
Talen Energy Supply LLC
(b)
6.25% , 02/01/34 .................. 25 24,848
6.50% , 02/01/36 .................. 33 33,269
87,696
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 ............. 370 347,069
Pentair Finance SARL
4.50% , 07/01/29 .................. 320 318,159
5.90% , 07/15/32 .................. 162 168,011
833,239
Insurance — 0.5%
Acrisure LLC, 6.75%, 07/01/32
(b)
......... 2 1,798
Allstate Corp. (The)
5.35% , 06/01/33 .................. 30 30,506
3.85% , 08/10/49 .................. 100 75,638
Ambac Assurance Corp., 5.10%
(b) (k)
....... 5 6,430
American International Group, Inc.
4.85% , 05/07/30 .................. 85 85,425
5.13% , 03/27/33 .................. 50 50,337
Assurant, Inc.
4.90% , 03/27/28 .................. 40 40,041
5.55% , 02/15/36 .................. 55 54,718
(3-mo. SOFR + 4.40%), 7.00% , 03/27/48
(a)
24 24,445
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(b)
..................... 31 31,134
Berkshire Hathaway Finance Corp., 4.20%,
08/15/48 ...................... 280 228,740
Brighthouse Financial, Inc., 3.70%, 06/22/27 . 20 19,791
CNA Financial Corp., 5.20%, 08/15/35 ..... 70 68,785
CRC Insurance Group LLC, 7.13%, 06/01/31
(b)
29 28,908
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 80 81,766
HUB International Ltd., 7.25%, 06/15/30
(b)
... 21 21,551
Lincoln National Corp., 5.85%, 03/15/34 .... 50 51,062
Markel Group, Inc., 6.00%, 05/16/54 ...... 72 72,049
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 .................. USD 200 $ 201,683
5.45% , 03/15/53 .................. 190 180,303
5.70% , 09/15/53 .................. 200 198,277
Progressive Corp. (The), 4.95%, 06/15/33 ... 400 403,178
Prudential Financial, Inc., 4.35%, 02/25/50 .. 80 64,756
Reinsurance Group of America, Inc., 5.75%,
09/15/34 ...................... 30 30,699
Stewart Information Services Corp., 3.60%,
11/15/31 ...................... 120 106,675
Travelers Cos., Inc. (The), 5.05%, 07/24/35 .. 40 39,897
Willis North America, Inc.
4.65% , 06/15/27 .................. 110 110,093
5.35% , 05/15/33 .................. 60 60,770
5.90% , 03/05/54 .................. 150 148,259
2,517,714
Interactive Media & Services — 0.2%
Alphabet, Inc.
4.50% , 05/15/35 .................. 340 331,861
5.45% , 11/15/55 .................. 80 76,687
Meta Platforms, Inc.
4.60% , 11/15/32 .................. 65 63,914
5.50% , 11/15/45 .................. 50 46,396
5.63% , 11/15/55 .................. 145 131,393
6.30% , 05/15/56 .................. 80 79,633
5.75% , 11/15/65 .................. 50 44,917
Snap, Inc., 6.88%, 03/01/33
(b)
.......... 55 53,610
828,411
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34 .... 15 14,385
CGI, Inc., 2.30%, 09/14/31 ............ 350 303,556
CoreWeave, Inc.
(b)
9.25% , 06/01/30 .................. 66 66,428
9.00% , 02/01/31 .................. 19 18,776
9.75% , 10/01/31 .................. 30 29,934
9.63% , 07/15/32 .................. 15 14,776
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ...................... 490 484,102
International Business Machines Corp.
2.20% , 02/09/27 .................. 280 276,386
5.88% , 11/29/32 .................. 60 63,543
Unisys Corp., 10.63%, 01/15/31
(b)
........ 71 66,709
VeriSign, Inc., 5.25%, 06/01/32 ......... 40 40,227
1,378,822
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 15 15,206
Machinery — 0.2%
Caterpillar, Inc.
5.20% , 05/15/35 .................. 20 20,400
3.80% , 08/15/42 .................. 30 24,914
CNH Industrial Capital LLC, 4.50%, 10/08/27 . 50 49,966
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
15 14,642
Cummins, Inc., 4.90%, 02/20/29 ......... 150 151,692
Deere & Co.
5.45% , 01/16/35 .................. 60 62,032
3.90% , 06/09/42 .................. 10 8,473
Enpro, Inc., 6.13%, 06/01/33
(b)
.......... 10 10,131
Esab Corp., 5.63%, 04/01/31
(b)
.......... 11 11,012
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
. 9 9,674
New Flyer Holdings, Inc., 9.25%, 07/01/30
(b)
. 40 43,000
nVent Finance SARL, 5.65%, 05/15/33 ..... 280 287,950
693,886

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Marine Transportation — 0.0%
Danaos Corp., 6.88%, 10/15/32
(b)
........ USD 40 $ 41,323
Media — 0.2%
Advantage Sales & Marketing, Inc., 9.00%,
11/15/30
(b)
..................... 52 46,345
AMC Global Media, Inc., 10.50%, 07/15/32
(b)
. 40 41,116
Charter Communications Operating LLC, 6.83%,
10/23/55 ...................... 6 5,585
Clear Channel Outdoor Holdings, Inc., 7.13%,
02/15/31
(b)
..................... 16 16,568
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 3 2,996
8.88% , 02/01/30 .................. 8 8,142
10.00% , 02/15/31 ................. 17 17,641
Discovery Communications LLC, 5.00%,
09/20/37 ...................... 25 19,625
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 18 17,821
4.28% , 03/15/32 .................. 38 34,099
5.05% , 03/15/42 .................. 50 36,629
5.14% , 03/15/52 .................. 24 16,080
DISH DBS Corp.
7.38% , 07/01/28 .................. 38 36,484
5.75% , 12/01/28
(b)
................. 36 34,875
Dotdash Meredith, Inc., 7.63%, 06/15/32
(b)
... 30 28,396
EchoStar Corp.
10.75% , 11/30/29 ................. 79 85,369
6.75% , 11/30/30 .................. 20 20,332
Fox Corp., 5.58%, 01/25/49 ........... 51 47,256
iHeartCommunications, Inc.
(b)
9.13% , 05/01/29 .................. 17 16,495
10.88% , 05/01/30 ................. 30 26,010
7.75% , 08/15/30 .................. 39 36,379
Nexstar Media, Inc.
(b)
4.75% , 11/01/28 .................. 43 42,124
6.50% , 09/15/33 .................. 50 49,986
7.25% , 04/15/34 .................. 20 19,949
Omnicom Group, Inc., 2.40%, 03/01/31 .... 32 28,688
Paramount Global
7.88% , 07/30/30 .................. 40 42,010
6.88% , 04/30/36 .................. 23 21,575
4.38% , 03/15/43 .................. 13 8,392
5.85% , 09/01/43 .................. 20 14,975
Sinclair Television Group, Inc.
(b)
5.50% , 03/01/30 .................. 11 9,570
4.38% , 12/31/32 .................. 17 13,217
8.13% , 02/15/33 .................. 12 12,326
Univision Communications, Inc., 8.88%,
04/15/33
(b)
..................... 6 5,907
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
33 34,141
897,103
Metals & Mining — 0.2%
Algoma Steel, Inc., 9.13%, 04/15/29
(b)
..... 18 16,823
Barrick North America Finance LLC, 5.70%,
05/30/41 ...................... 20 20,241
Century Aluminum Co., 6.88%, 08/01/32
(b)
... 34 34,955
Champion Iron Canada, Inc., 7.88%, 07/15/32
(b)
13 13,461
Cleveland-Cliffs, Inc., 7.63%, 01/15/34
(b)
.... 8 7,989
Coeur Mining, Inc., 6.88%, 04/01/32
(b)
..... 17 17,425
Commercial Metals Co.
(b)
5.75% , 11/15/33 .................. 15 14,912
6.00% , 12/15/35 .................. 30 29,922
Eldorado Gold Corp., 6.25%, 09/01/29
(b)
.... 34 34,017
First Quantum Minerals Ltd.
(b)
7.25% , 02/15/34 .................. 10 10,244
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
6.38% , 02/15/36 .................. USD 10 $ 9,804
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(b)
47 48,318
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 20 19,338
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(b)
..... 28 28,314
Kaiser Aluminum Corp., 5.88%, 03/01/34
(b)
.. 4 3,958
Mineral Resources Ltd.
(b)
7.00% , 04/01/31 .................. 35 36,229
6.00% , 05/01/32 .................. 15 14,839
6.25% , 05/01/34 .................. 15 14,749
Novelis Corp.
(b)
6.88% , 01/30/30 .................. 7 7,176
6.38% , 08/15/33 .................. 13 13,094
Perenti Finance Pty. Ltd., 7.50%, 04/26/29
(b)
. 32 32,908
PLS Group Ltd., 6.88%, 05/01/31
(b)
....... 15 15,358
Reliance, Inc., 2.15%, 08/15/30 ......... 370 333,484
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ..... 20 21,357
Rio Tinto Finance USA plc
5.25% , 03/14/35 .................. 200 203,085
4.75% , 03/22/42 .................. 20 18,469
Skeena Resources Ltd., 8.50%, 04/01/31
(b)
.. 31 32,563
Trekor Metals Ltd., 8.25%, 05/01/30
(b)
..... 35 36,527
1,089,559
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc.
7.75% , 12/01/29 .................. 44 45,584
6.25% , 06/01/31 .................. 27 26,119
EF Holdco, 7.38%, 09/30/30 ........... 15 14,928
Rithm Capital Corp., 8.00%, 04/01/29 ..... 55 55,220
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 30 30,974
6.50% , 10/15/30 .................. 20 20,462
6.13% , 06/01/31 .................. 5 5,026
198,313
Multi-Utilities — 0.0%
Ameren Illinois Co., 5.90%, 12/01/52 ...... 30 30,642
Berkshire Hathaway Energy Co., 6.13%,
04/01/36 ...................... 10 10,669
Consolidated Edison Co. of New York, Inc.,
Series 05-A, 5.30%, 03/01/35 ......... 60 60,937
Consumers Energy Co., 4.20%, 09/01/52 ... 50 39,889
San Diego Gas & Electric Co., 5.35%, 04/01/53 30 27,968
170,105
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30 ..... 40 37,265
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 12 12,480
Antero Midstream Partners LP
(b)
5.75% , 10/15/33 .................. 3 2,971
5.75% , 07/01/34 .................. 18 17,775
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(b)
..................... 39 39,158
BP Capital Markets America, Inc., 5.23%,
11/17/34 ...................... 120 121,573
California Resources Corp.
(b)
7.00% , 01/15/34 .................. 25 24,723
7.25% , 01/15/35 .................. 30 29,760
Calumet Specialty Products Partners LP
(b)
9.75% , 07/15/28 .................. 32 32,808
9.75% , 02/15/31 .................. 23 24,318
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 .................. 30 30,075
3.70% , 11/15/29 .................. 160 154,713
2.74% , 12/31/39 .................. 236 201,033

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP, 5.75%, 08/15/34 USD 20 $ 20,616
Chevron USA, Inc., 4.98%, 04/15/35 ...... 520 523,450
Chord Energy Corp.
(b)
6.00% , 10/01/30 .................. 20 20,085
6.75% , 03/15/33 .................. 30 30,444
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
16 15,252
CNX Resources Corp.
(b)
7.38% , 01/15/31 .................. 28 28,676
7.25% , 03/01/32 .................. 35 36,059
5.88% , 03/01/34 .................. 12 11,678
ConocoPhillips Co., 5.00%, 01/15/35 ...... 455 454,139
CVR Energy, Inc.
(b)
7.50% , 02/15/31 .................. 9 8,957
7.88% , 02/15/34 .................. 12 11,872
Delek Logistics Partners LP
(b)
8.63% , 03/15/29 .................. 37 38,456
6.88% , 06/01/34 .................. 15 14,929
Devon Energy Corp., 5.40%, 02/15/35
(b)
.... 30 30,117
Energy Transfer LP, 6.50%, 02/01/42 ...... 60 63,400
EnQuest plc, 9.88%, 04/30/31
(b)
......... 25 25,578
Enterprise Products Operating LLC
4.85% , 01/31/34 .................. 60 59,448
4.85% , 03/15/44 .................. 40 36,529
EQT Corp., 5.75%, 02/01/34 ........... 90 92,023
Genesis Energy LP
8.25% , 01/15/29 .................. 28 28,913
7.88% , 05/15/32 .................. 8 8,249
6.75% , 03/15/34
(b)
................. 4 3,969
Global Partners LP, 8.25%, 01/15/32
(b)
..... 24 25,136
Golar LNG Ltd., 7.50%, 10/02/30
(b)
....... 39 39,517
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 45 45,896
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
..................... 8 7,946
Ithaca Energy North Sea plc, 8.13%, 10/15/29
(b)
34 35,243
Karoon USA Finance, Inc., 10.50%, 05/14/29
(b)
10 10,302
Kinder Morgan Energy Partners LP
5.80% , 03/15/35 .................. 20 20,739
6.55% , 09/15/40 .................. 10 10,727
Kinder Morgan, Inc., 5.95%, 08/01/54 ..... 120 120,456
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 42 42,763
Marathon Petroleum Corp., 5.15%, 03/01/30 . 20 20,268
MPLX LP, 6.10%, 04/01/56 ............ 145 143,508
Murphy Oil Corp., 6.50%, 02/15/34 ....... 28 27,738
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 13 13,456
8.38% , 02/15/32 .................. 38 39,559
ONEOK, Inc.
5.65% , 11/01/28 .................. 440 449,056
6.35% , 01/15/31 .................. 440 463,276
6.05% , 09/01/33 .................. 160 167,484
7.15% , 01/15/51 .................. 110 121,951
Par Petroleum LLC, 7.38%, 06/01/34
(b)
..... 12 12,143
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 43 43,818
Phillips 66 Co., 5.25%, 06/15/31 ......... 50 50,874
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 10 9,932
Shell Finance US, Inc., 4.38%, 05/11/45 .... 80 68,067
South Bow Canadian Infrastructure Holdings
Ltd.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.67%), 7.50% ,
03/01/55 ..................... 9 9,618
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.95%), 7.63% ,
03/01/55 ..................... USD 10 $ 10,473
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 11 11,461
9.38% , 02/01/31 .................. 31 32,560
Targa Resources Corp.
6.15% , 03/01/29 .................. 800 828,402
5.55% , 08/15/35 .................. 150 151,725
6.50% , 02/15/53 .................. 200 209,311
TotalEnergies Capital SA, 5.49%, 04/05/54 .. 140 135,269
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 27 29,061
9.88% , 02/01/32 .................. 16 17,081
Vermilion Energy, Inc., 7.25%, 02/15/33
(b)
... 29 28,511
Western Midstream Operating LP
4.50% , 03/01/28 .................. 10 9,955
5.50% , 12/15/35 .................. 115 113,787
Williams Cos., Inc. (The)
5.10% , 09/15/45 .................. 30 27,295
4.85% , 03/01/48 .................. 50 43,357
5,901,947
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ...... 11 10,451
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 63 57,060
Southwest Airlines Co., 2.63%, 02/10/30 .... 50 46,276
United Airlines Pass-Through Trust, Series 2019-
2, Class B, 3.50%, 05/01/28 .......... 5 5,162
118,949
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/29 30 27,852
Kenvue, Inc., 5.00%, 03/22/30 .......... 10 10,120
37,972
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
50 51,901
AstraZeneca plc, 6.45%, 09/15/37 ........ 110 122,149
Eli Lilly & Co.
5.05% , 08/14/54 .................. 210 195,060
5.60% , 05/20/56 .................. 80 80,348
Harrow, Inc., 8.63%, 09/15/30
(b)
......... 17 17,255
HLF Financing SARL LLC, 7.75%, 05/01/33
(b)
. 24 24,325
Merck & Co., Inc., 5.00%, 05/17/53 ....... 65 59,222
Novartis Capital Corp., 2.20%, 08/14/30 .... 685 627,361
Organon & Co., 7.88%, 05/15/34
(b)
....... 15 16,059
Pfizer Investment Enterprises Pte. Ltd.
5.11% , 05/19/43 .................. 170 161,082
5.30% , 05/19/53 .................. 60 56,524
5.34% , 05/19/63 .................. 40 36,799
Zoetis, Inc., 4.70%, 02/01/43 ........... 80 71,544
1,519,629
Professional Services — 0.0%
Automatic Data Processing, Inc., 4.75%,
05/08/32 ...................... 115 115,239
CACI International, Inc., 6.38%, 06/15/33
(b)
.. 48 48,682
163,921
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
(b)
5.75% , 01/15/29 .................. 32 31,830
5.25% , 04/15/30 .................. 22 21,231
9.75% , 04/15/30 .................. 18 19,351
CBRE Services, Inc.
5.50% , 04/01/29 .................. 300 306,071

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
5.95% , 08/15/34 .................. USD 470 $ 489,722
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
..................... 17 17,795
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
35 35,830
Howard Hughes Corp. (The), 6.13%, 03/01/34
(b)
11 10,868
932,698
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 08/01/35 20 19,896
Invitation Homes Operating Partnership LP,
5.45%, 08/15/30 ................. 10 10,166
Mid-America Apartments LP, 4.65%, 01/15/33 20 19,654
UDR, Inc., 2.10%, 06/15/33 ............ 40 33,244
82,960
Retail REITs — 0.0%
Kimco Realty OP LLC, 6.40%, 03/01/34 .... 20 21,632
NNN REIT, Inc., 5.60%, 10/15/33 ........ 30 30,859
Realty Income Corp., 4.90%, 07/15/33 ..... 20 19,882
72,373
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.. 14 14,049
Broadcom, Inc.
4.15% , 04/15/32
(b)
................. 220 211,737
3.75% , 02/15/51 .................. 90 66,816
Intel Corp.
4.88% , 02/10/28 .................. 300 301,036
6.13% , 05/15/56 .................. 110 109,854
Kioxia Holdings Corp.
(b)
6.25% , 07/24/30 .................. 20 20,632
6.63% , 07/24/33 .................. 37 38,698
Lam Research Corp., 1.90%, 06/15/30 ..... 710 642,561
NVIDIA Corp.
2.00% , 06/15/31 .................. 590 526,350
3.50% , 04/01/50 .................. 100 73,269
3.70% , 04/01/60 .................. 330 238,343
NXP BV
4.30% , 06/18/29 .................. 122 120,663
4.85% , 08/19/32 .................. 40 39,456
QUALCOMM, Inc.
1.30% , 05/20/28 .................. 166 156,884
1.65% , 05/20/32 .................. 46 38,985
Texas Instruments, Inc.
1.90% , 09/15/31 .................. 67 58,766
3.65% , 08/16/32 .................. 690 655,829
4.90% , 03/14/33 .................. 150 151,928
TSMC Arizona Corp.
4.25% , 04/22/32 .................. 150 148,033
3.25% , 10/25/51 .................. 220 165,361
3,779,250
Software — 0.8%
Adobe, Inc., 2.30%, 02/01/30 ........... 690 636,940
AppLovin Corp., 5.50%, 12/01/34 ........ 250 252,260
Autodesk, Inc.
3.50% , 06/15/27 .................. 141 139,576
2.40% , 12/15/31 .................. 34 29,805
Cloud Software Group LLC
(b)
9.00% , 09/30/29 .................. 21 20,383
8.25% , 06/30/32 .................. 29 27,180
Elastic NV, 4.13%, 07/15/29
(b)
.......... 25 23,852
Fair Isaac Corp., 6.25%, 09/15/34
(b)
....... 45 44,324
Gen Digital, Inc., 6.25%, 04/01/33
(b)
....... 37 36,468
Intuit, Inc.
1.35% , 07/15/27 .................. 590 571,881
1.65% , 07/15/30 .................. 720 639,960
Security
Par (000)
Par (000) Value
Software (continued)
5.20% , 09/15/33 .................. USD 60 $ 60,253
5.50% , 09/15/53 .................. 12 10,783
Microsoft Corp., 2.68%, 06/01/60 ........ 160 88,225
Open Text Holdings, Inc.
(b)
4.13% , 02/15/30 .................. 17 15,573
4.13% , 12/01/31 .................. 9 7,901
Oracle Corp.
5.50% , 08/03/35 .................. 390 373,206
5.88% , 09/26/45 .................. 42 36,766
5.38% , 09/27/54 .................. 35 27,449
5.95% , 09/26/55 .................. 50 42,491
6.70% , 02/04/56 .................. 160 150,594
4.10% , 03/25/61 .................. 80 48,934
6.85% , 02/04/66 .................. 24 22,339
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30
(b)
50 42,775
Roper Technologies, Inc.
1.75% , 02/15/31 .................. 16 13,919
5.10% , 09/15/35 .................. 10 9,715
Salesforce, Inc.
3.70% , 04/11/28 .................. 40 39,478
3.05% , 07/15/61 .................. 180 101,063
ServiceNow, Inc., 1.40%, 09/01/30 ....... 580 508,467
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
. 31 31,265
UKG, Inc., 6.88%, 02/01/31
(b)
........... 23 22,344
4,076,169
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 .................. 120 119,307
5.80% , 11/15/28 .................. 10 10,246
5.35% , 03/15/35 .................. 80 80,521
Crown Castle, Inc., 3.65%, 09/01/27 ...... 320 316,847
EPR Properties, 4.95%, 04/15/28 ........ 60 59,994
Extra Space Storage LP, 5.50%, 07/01/30 ... 40 40,933
Iron Mountain, Inc.
(b)
5.63% , 07/15/32 .................. 19 18,780
6.25% , 01/15/33 .................. 44 44,461
6.25% , 01/15/35 .................. 25 25,097
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 .................. 15 15,203
6.25% , 09/15/32 .................. 31 31,270
762,659
Specialty Retail — 0.2%
Academy Ltd., 5.88%, 05/15/31
(b)
........ 15 15,000
Arko Corp., 5.13%, 11/15/29
(b)
.......... 11 10,175
AutoZone, Inc., 4.00%, 04/15/30 ......... 60 58,491
Carvana Co.
(b)(h)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 29 29,573
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 9 9,536
Gap, Inc. (The), 3.63%, 10/01/29
(b)
....... 34 32,036
Home Depot, Inc. (The)
1.88% , 09/15/31 .................. 370 324,174
4.65% , 09/15/35 .................. 130 126,565
3.35% , 04/15/50 .................. 220 153,200
Murphy Oil USA, Inc., 5.88%, 06/01/34
(b)
.... 55 55,173
O'Reilly Automotive, Inc., 3.60%, 09/01/27 ... 10 9,901
823,824
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.20% , 07/15/30 .................. 120 125,912
5.25% , 02/15/37 .................. 26 25,595
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(b)
.... 10 10,414
HP, Inc., 4.00%, 04/15/29 ............. 90 88,224

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 .................. USD 30 $ 31,369
5.88% , 07/15/30 .................. 16 16,217
9.63% , 12/01/32 .................. 41 45,208
342,939
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., 5.00%, 06/15/32 ..... 280 282,911
Tobacco — 0.0%
Altria Group, Inc., 3.40%, 05/06/30 ....... 70 66,786
BAT Capital Corp., 3.46%, 09/06/29 ...... 60 57,888
Turning Point Brands, Inc., 7.63%, 03/15/32
(b)
25 25,870
150,544
Trading Companies & Distributors — 0.0%
EquipmentShare.com, Inc., 7.13%, 07/01/34
(b)
25 24,564
FTAI Aviation Investors LLC
(b)
7.88% , 12/01/30 .................. 17 17,762
7.00% , 05/01/31 .................. 18 18,644
7.00% , 06/15/32 .................. 28 28,917
GATX Corp., 5.45%, 09/15/33 .......... 20 20,469
QXO Building Products, Inc.
(b)
6.50% , 07/15/31 .................. 5 5,096
6.75% , 04/30/32 .................. 65 67,117
6.88% , 07/15/34 .................. 5 5,133
United Rentals North America, Inc., 5.38%,
11/15/33
(b)
..................... 10 9,849
WESCO Distribution, Inc., 6.38%, 03/15/33
(b)
. 4 4,104
201,655
Water Utilities — 0.0%
American Water Capital Corp., 5.45%, 03/01/54 20 19,160
Wireless Telecommunication Services — 0.1%
Connect Finco SARL, 9.00%, 09/15/29
(b)
.... 72 75,762
Millicom International Cellular SA
(b)
6.25% , 03/25/29 .................. 16 16,181
7.38% , 04/02/32 .................. 45 46,229
Rogers Communications, Inc.
4.55% , 03/15/52 .................. 60 47,655
Series NC5 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00% , 04/15/55
(a)
............... 16 16,373
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13% ,
04/15/55
(a)
.................... 16 16,439
T-Mobile USA, Inc.
3.38% , 04/15/29 .................. 20 19,335
2.88% , 02/15/31 .................. 8 7,352
3.50% , 04/15/31 .................. 120 113,239
5.50% , 01/15/55 .................. 90 82,626
Vodafone Group plc, 6.15%, 02/27/37 ..... 80 84,562
Zegona Finance plc, 8.63%, 07/15/29
(b)
.... 59 61,614
587,367
Total Corporate Bonds — 17 .4%
(Cost: $ 85,623,579 ) ............................... 85,161,016
Foreign Government Obligations
Canada — 0.1%
Canadian Government Bond
3.75% , 04/26/28 .................. 340 337,771
4.00% , 03/18/30 .................. 20 19,862
357,633
Chile — 0.0%
Republic of Chile , 3.25% , 09/21/71 ........ 320 202,541
Security
Par (000)
Par (000) Value
Hungary — 0.0%
Hungary Government Bond , 7.63% , 03/29/41 . USD 30 $ 35,618
Mexico — 0.1%
United Mexican States
7.38% , 05/13/55 .................. 200 212,824
3.77% , 05/24/61 .................. 250 149,900
5.75% , 10/12/2110 ................. 14 11,390
374,114
Peru — 0.0%
Republic of Peru , 6.20% , 06/30/55 ........ 80 82,577
Philippines — 0.1%
Republic of Philippines
9.50% , 02/02/30 .................. 30 34,800
5.90% , 02/04/50 .................. 200 204,262
239,062
Poland — 0.0%
Republic of Poland
5.13% , 09/18/34 .................. 30 30,190
5.50% , 03/18/54 .................. 90 85,641
115,831
Total Foreign Government Obligations — 0 .3%
(Cost: $ 1,417,762 ) ............................... 1,407,376
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor/5.42% Cap +
0.46%), 4.11%, 06/25/35
(a)
......... 36 32,523
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 19 8,021
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.22%, 11/25/36
(a)
............... 22 21,183
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.04%, 04/25/47
(a)
............... 15 14,111
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.12%, 06/25/47
(a)
............... 10 7,986
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor/10.00% Cap +
0.59%), 4.24%, 08/25/47
(a)
......... 4 3,642
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 4.68%, 10/25/46
(a)
. 37 24,339
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.96%, 07/31/57
(a) (b)
............ 135 48,518
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (b)
......... 48 16,375
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term SOFR
at 0.28% Floor/11.00% Cap + 0.39%), 4.04%,
08/25/36
(a)
...................... 6 5,792
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 .......... 267 101,399
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 15 13,654
Connecticut Avenue Securities Trust
(a)(b)
Series 2019-R06, Class 2B1, (30-day Average
SOFR at 0.00% Floor + 3.86%), 7.49%,
09/25/39 ..................... 671 674,508

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-R01, Class 1B1, (30-day Average
SOFR at 0.00% Floor + 3.10%), 6.73%,
10/25/41 ..................... USD 650 $ 654,228
Series 2022-R01, Class 1B1, (30-day Average
SOFR at 0.00% Floor + 3.15%), 6.78%,
12/25/41 ..................... 200 201,558
Series 2022-R02, Class 2M2, (30-day
Average SOFR at 0.00% Floor + 3.00%),
6.63%, 01/25/42 ................ 229 231,091
Series 2022-R03, Class 1M2, (30-day
Average SOFR at 0.00% Floor + 3.50%),
7.13%, 03/25/42 ................ 726 738,561
Series 2022-R05, Class 2B1, (30-day Average
SOFR at 0.00% Floor + 4.50%), 8.13%,
04/25/42 ..................... 306 314,253
Series 2022-R05, Class 2B2, (30-day Average
SOFR at 0.00% Floor + 7.00%), 10.63%,
04/25/42 ..................... 750 782,933
Series 2022-R08, Class 1M2, (30-day
Average SOFR at 0.00% Floor + 3.60%),
7.23%, 07/25/42 ................ 650 667,134
Series 2025-R03, Class 2M2, (30-day
Average SOFR at 0.00% Floor + 2.25%),
5.88%, 03/25/45 ................ 350 353,698
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 43,438
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1-
mo. CME Term SOFR at 1.35% Floor/6.25%
Cap + 1.46%), 5.11%, 11/25/35
(a)
....... 18 3,453
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 23 11,060
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.10%,
08/25/47
(a)
...................... 67 62,852
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
2.00% Floor/10.50% Cap + 2.00%), 5.77%,
03/25/36
(a)
...................... 4 3,662
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... —
(c)
494
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.69%, 09/25/37
(a)
. 25 16,055
J.P. Morgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (1-mo. CME Term SOFR at
0.42% Floor/11.50% Cap + 0.53%), 4.18%,
03/25/37
(a)
...................... 18 15,077
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. 19 18,404
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor + 0.95%),
4.60%, 06/25/37
(a)
................. 3 2,730
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 3.91%, 04/25/36
(a)
6 3,506
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor/10.50% Cap +
0.49%), 4.14%, 06/25/36
(a)
........... 9 8,329
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 24 22,709
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(d)
USD 31 $ 27,985
5,155,261
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.15%,
01/25/36 ..................... 9 8,207
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 4.37%,
01/25/36 ..................... 6 6,175
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.30%,
04/25/36 ..................... 4 3,525
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.14%,
10/25/36 ..................... 3 3,057
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.21%,
10/25/36 ..................... 3 3,028
23,992
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (b)
........ 831 2,572
Total Non-Agency Mortgage-Backed Securities — 1 .0%
(Cost: $ 5,374,306 ) ............................... 5,181,825
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. .......... 490 —
Lehman Brothers Holdings, Inc., Capital Trust VII 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88% , 12/15/54
(a)
........... 16 16,354
Banks — 0.0%
Canadian Imperial Bank of Commerce ,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
6.95% , 01/28/85
(a)
................. 38 38,722
Chemicals — 0.0%
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45% , 11/01/55
(a)
................. 11 8,011
Diversified Telecommunication Services — 0.0%
(a)
Bell Telephone Co. of Canada or Bell Canada
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.39%),
6.88% , 09/15/55 ................ 16 16,354
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.36%),
7.00% , 09/15/55 ................ 20 20,667

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
TELUS Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.71%),
7.00% , 10/15/55 ................ USD 14 $ 14,476
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.63% , 06/09/56 ................ 14 13,965
65,462
Electric Utilities — 0.0%
(a)
American Electric Power Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.13%), 5.80% , 03/15/56 30 29,835
Edison International
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.13% , 06/15/53 ................ 18 18,497
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.66%),
7.88% , 06/15/54 ................ 18 18,515
Electricite de France SA , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.41%), 9.13%
(b) (k)
................. 22 25,548
Entergy Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.01%),
6.10% , 06/15/56 .................. 40 40,082
Southern Co. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.99%), 6.00% , 04/01/58 ............. 39 39,093
171,570
Financial Services — 0.0%
HA Sustainable Infrastructure Capital, Inc. ,
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.48%),
7.13% , 11/15/56
(a)
................. 29 29,440
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................ 26 27,258
Health Care Providers & Services — 0.1%
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.52%),
6.75% , 12/10/54 ................ 28 29,172
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
7.00% , 03/10/55 ................ 30 31,146
60,318
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................ 15 15,358
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................ 9 8,886
24,244
Insurance — 0.0%
American National Group, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.18%), 7.00% , 12/01/55
(a)
.... 17 16,600
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ USD 15 $ 15,431
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.68%),
6.50% , 02/15/56 ................ 15 15,125
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.48%),
6.75% , 02/15/56 ................ 14 14,302
44,858
Total Capital Trusts — 0 .1%
(Cost: $ 500,685 ) ................................. 502,837
Shares
Shares
Preferred Stocks — 0.1%
Banks — 0.1%
Banco Bradesco SA (Preference) ......... 7,449 26,060
Grupo Cibest SA (Preference) ........... 9,851 194,817
Itau Unibanco Holding SA (Preference) ..... 5,050 41,360
262,237
Chemicals — 0.0%
Braskem SA (Preference) , Class A
(e)
....... 39,686 48,970
Electric Utilities — 0.0%
Energisa SA (Preference) .............. 2 4
Metals & Mining — 0.0%
Gerdau SA (Preference) ............... 31,894 128,508
Total Preferred Stocks — 0 .1%
(Cost: $ 454,664 ) ................................. 439,719
Total Preferred Securities — 0 .2%
(Cost: $ 955,349 ) ................................. 942,556
Rights
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA
( Expires 07/13/26 , Strike Price EUR 127.40 )
(e)
134 282
Total Rights — 0.0%
(Cost: $ 286 ) .................................... 282
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. STACR
REMIC Trust Variable Rate Notes
(a)(b)
Series 2020-HQA5 , Class B1 , (30-day
Average SOFR at 0.00% Floor + 4.00%),
7.63% , 11/25/50 ................ 700 765,529
Series 2021-DNA5 , Class B1 , (30-day
Average SOFR at 0.00% Floor + 3.05%),
6.68% , 01/25/34 ................ 250 265,083
Series 2022-DNA1 , Class B1 , (30-day
Average SOFR at 0.00% Floor + 3.40%),
7.03% , 01/25/42 ................ 275 278,408
Series 2022-DNA1 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 2.50%),
6.13% , 01/25/42 ................ 650 655,486

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-DNA2 , Class B1 , (30-day
Average SOFR at 0.00% Floor + 4.75%),
8.38% , 02/25/42 ................ USD 721 $ 737,225
Series 2022-DNA2 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 3.75%),
7.38% , 02/25/42 ................ 650 661,375
Series 2022-DNA3 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 4.35%),
7.98% , 04/25/42 ................ 600 615,936
Series 2022-DNA4 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 5.25%),
8.88% , 05/25/42 ................ 500 518,440
Series 2022-DNA6 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 5.75%),
9.38% , 09/25/42 ................ 450 474,818
Series 2022-HQA1 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 5.25%),
8.88% , 03/25/42 ................ 650 668,685
Series 2022-HQA2 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 6.00%),
9.63% , 07/25/42 ................ 300 314,892
Series 2022-HQA3 , Class M1B , (30-day
Average SOFR at 0.00% Floor + 3.55%),
7.18% , 08/25/42 ................ 500 513,840
Series 2026-DNA2 , Class M2 , (30-day
Average SOFR at 0.00% Floor + 1.60%),
5.23% , 03/25/46 ................ 325 325,764
6,795,481
Mortgage-Backed Securities — 10.6%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 58 56,468
3.00% , 09/01/27 - 12/01/46 ........... 144 132,734
3.50% , 04/01/31 - 01/01/48 ........... 249 234,076
4.00% , 08/01/40 - 12/01/45 ........... 41 39,314
4.50% , 02/01/39 - 04/01/49 ........... 323 316,859
5.00% , 10/01/41 - 11/01/48 ........... 65 65,371
5.50% , 06/01/41 .................. 28 28,566
6.00% , 01/01/34 .................. 23 23,476
Federal National Mortgage Association ,
4.00% , 01/01/41 .................. 3 2,639
Government National Mortgage Association
1.50% , 07/15/56
(m)
................. 379 297,276
2.00% , 08/20/50 - 04/20/52 ........... 3,696 3,032,289
2.00% , 07/15/56
(m)
................. 108 88,441
2.50% , 07/20/51 - 07/20/52 ........... 2,863 2,448,356
2.50% , 07/15/56
(m)
................. 825 704,279
3.00% , 02/15/45 - 09/20/52 ........... 2,348 2,091,671
3.00% , 07/15/56
(m)
................. 683 606,056
3.50% , 01/15/42 - 02/20/52 ........... 824 759,170
4.00% , 04/20/39 - 02/20/55 ........... 373 350,459
4.00% , 07/15/56
(m)
................. 225 209,119
4.50% , 12/20/39 - 04/20/50 ........... 197 193,131
5.00% , 12/15/38 - 10/20/55 ........... 1,251 1,235,812
5.00% , 07/15/56
(m)
................. 97 95,623
5.50% , 12/20/52 - 07/20/55 ........... 551 555,980
5.50% , 07/15/56
(m)
................. 987 991,850
6.00% , 09/20/53 - 08/20/54 ........... 74 75,730
6.00% , 07/15/56
(m)
................. 480 490,047
6.50% , 10/20/53 .................. 14 14,722
6.50% , 07/15/56
(m)
................. 448 464,101
7.50% , 03/15/32 .................. 1 553
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 12/01/53 ........... 4,349 3,574,071
2.00% , 07/25/41 - 07/25/56
(m)
.......... 3,858 3,208,940
2.50% , 09/01/27 - 08/01/52 ........... 2,490 2,144,833
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50% , 07/25/41 - 07/25/56
(m)
.......... USD 1,972 $ 1,659,817
3.00% , 04/01/29 - 03/01/52 ........... 1,290 1,173,799
3.00% , 07/25/41 - 07/25/56
(m)
.......... 1,521 1,352,615
3.50% , 08/01/30 - 01/01/51 ........... 1,433 1,326,110
3.50% , 07/25/56
(m)
................. 929 842,777
4.00% , 10/01/33 - 08/01/53 ........... 1,560 1,491,042
4.00% , 07/25/41 - 07/25/56
(m)
.......... 716 675,518
4.50% , 07/01/40 - 08/01/53 ........... 1,519 1,485,738
4.50% , 07/25/56
(m)
................. 106 101,536
5.00% , 09/01/35 - 05/01/56 ........... 1,874 1,849,900
5.00% , 07/25/56
(m)
................. 6,711 6,593,569
5.50% , 02/01/35 - 01/01/56 ........... 2,430 2,459,593
5.50% , 07/25/56
(m)
................. 1,178 1,181,764
6.00% , 12/01/27 - 08/01/55 ........... 3,048 3,136,409
6.00% , 07/25/56
(m)
................. 1,022 1,044,738
6.50% , 05/01/40 - 12/01/55 ........... 892 931,537
51,838,474
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(b) (n)
.......... 37 5,838
Total U.S. Government Sponsored Agency Securities — 12 .0%
(Cost: $ 60,565,993 ) ............................... 58,639,793
U.S. Treasury Obligations
U.S. Treasury Bonds
6.25% , 05/15/30 .................. 1,000 1,073,047
4.25% , 05/15/39 .................. 66 63,757
1.13% , 05/15/40 - 08/15/40 ........... 694 436,881
1.38% , 11/15/40 .................. 347 224,317
2.25% , 05/15/41 - 02/15/52 ........... 9,140 5,930,812
1.75% , 08/15/41 .................. 2,980 1,997,298
2.38% , 02/15/42 .................. 4,000 2,917,188
2.75% , 11/15/42 .................. 3,265 2,481,145
3.13% , 02/15/43 .................. 332 265,431
2.88% , 05/15/43 - 11/15/46 ........... 597 448,363
3.63% , 08/15/43 .................. 332 282,810
3.75% , 11/15/43 .................. 332 286,960
2.50% , 02/15/45 .................. 603 422,901
3.00% , 02/15/47 - 02/15/49 ........... 2,100 1,553,648
1.88% , 11/15/51 .................. 3,190 1,753,254
4.75% , 08/15/55 .................. 850 824,732
U.S. Treasury Inflation Linked Notes ,
0.13% , 01/15/31 .................. 2,344 2,164,458
U.S. Treasury Notes
2.75% , 04/30/27 .................. 2,710 2,681,037
3.88% , 11/30/27 - 08/15/34 ........... 3,305 3,192,596
4.38% , 08/31/28 .................. 5,900 5,924,891
2.38% , 05/15/29 .................. 103 98,071
4.00% , 07/31/29 .................. 10 9,952
3.75% , 12/31/30 .................. 6,020 5,907,830
4.25% , 02/28/31 - 05/15/35 ........... 830 823,443
1.38% , 11/15/31 .................. 3 2,591
1.88% , 02/15/32 .................. 4,076 3,595,637
Total U.S. Treasury Obligations — 9 .3%
(Cost: $ 51,554,521 ) ............................... 45,363,050
Total Long-Term Investments — 90.6%
(Cost: $ 398,003,635 ) .............................. 443,577,570

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.9%
(o)(p)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(q)
.................. 1,315,254 $ 1,315,648
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54% .................... 52,178,186 52,178,186
Total Money Market Funds — 10 .9%
(Cost: $ 53,493,834 ) ............................... 53,493,834
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bills
(r)
3.72% , 04/15/27 .................. USD 6,603 6,403,368
3.78% , 05/13/27 .................. 1,800 1,740,452
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.84% , 06/10/27 .................. USD 200 $ 192,697
Total U.S. Treasury Obligations — 1 .7%
(Cost: $ 8,348,427 ) ............................... 8,336,517
Total Short-Term Securities — 12.6%
(Cost: $ 61,842,261 ) ............................... 61,830,351
Total Options Purchased — 0.0%
( Cost: $ 3,127 ) .................................. 2,676
Total Investments Before Options Written — 103 .2%
(Cost: $ 459,849,023 ) .............................. 505,410,597
Total Options Written — (0.0) %
(Premium Received — $ (9,825) ) ...................... (8,553)
Total Investments Net of Options Written — 103 .2%
(Cost: $ 459,839,198 ) .............................. 505,402,044
Liabilities in Excess of Other Assets — (3.2) % ............. (15,530,973)
Net Assets — 100.0% ...............................
$ 489,871,071
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Perpetual security with no stated maturity date.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
Zero-coupon bond.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(r)
Rates are discount rates or a range of discount rates as of period end.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 872,708 $ 442,189
(a)
$ — $ 751 $ — $ 1,315,648 1,315,254 $ 2,597
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 61,283,896 — (9,105,710)
(a)
— — 52,178,186 52,178,186 1,023,164 —
$ 751 $ — $ 53,493,834 $ 1,025,761 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 21 09/10/26 $ 5,224 $ 221,389
Bloomberg High Yield Credit ................................................... 6 09/15/26 685 (1,275)
S&P/TSX 60 Index ......................................................... 1 09/17/26 290 175
MSCI EAFE Index ......................................................... 29 09/18/26 4,561 (38,692)
MSCI Emerging Markets Index ................................................. 4 09/18/26 351 (6,358)
S&P 500 E-Mini Index ....................................................... 21 09/18/26 7,926 (61,795)
U.S. Treasury 10-Year Note ................................................... 149 09/21/26 16,353 82,102
U.S. Treasury 10-Year Ultra Note ............................................... 58 09/21/26 6,512 29,880
U.S. Treasury Long Bond ..................................................... 9 09/21/26 1,018 4,331
U.S. Treasury 2-Year Note .................................................... 89 09/30/26 18,342 (8,605)
U.S. Treasury 5-Year Note .................................................... 96 09/30/26 10,269 735
221,887
Short Contracts
EURO STOXX 50 Index ..................................................... 29 09/18/26 2,106 (26,226)
Nasdaq-100 E-Mini Index ..................................................... 24 09/18/26 14,651 (268,995)
U.S. Treasury 10-Year Note ................................................... 60 09/21/26 6,585 (15,457)
U.S. Treasury Ultra Bond ..................................................... 258 09/21/26 29,823 (514,974)
(825,652)
$ (603,765)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,247,655 JPY 231,001,000 Wells Fargo Bank NA 09/16/26 $ 563
USD 1,489,457 EUR 1,276,000 Nomura International plc 09/16/26 26,765
USD 133,365 GBP 99,100 BNP Paribas SA 09/16/26 1,914
USD 1,213,144 JPY 192,419,000 Citibank NA 09/16/26 22,285
51,527
AUD 20,821,363 USD 14,908,458 Wells Fargo Bank NA 09/16/26 (512,793)
CAD 13,628,343 USD 9,893,113 Societe Generale SA 09/16/26 (250,524)
JPY 6,271,648,714 USD 39,539,216 Credit Agricole Corporate & Investment Bank SA 09/16/26 (724,722)
(1,488,039)
$ (1,436,512)
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 46.V2 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 08/19/26 USD 108.50 USD 1,364 $ 2,024
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 46.V2 5 .00 Quarterly BNP Paribas SA 08/19/26 USD 109.00 USD 1,220 652
$ 2,676

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
Markit CDX North
American High Yield
Index Series 46.V2 Quarterly BNP Paribas SA 08/19/26 B+ USD 108.00 USD 1,220 $ (4,038)
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00
Markit CDX North
American High Yield
Index Series 46.V2 Quarterly
Morgan Stanley & Co.
International plc 08/19/26 B+ USD 108.00 USD 1,364 (4,515)
$ (8,553)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 % Quarterly 06/20/36 USD 9,755 $ (71,934) $ (65,607) $ (6,327)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Emerging Markets Index
Series 45.V1 ....... 1 .00 % Quarterly 06/20/31 BB+ USD 3,480 $ (60,597) $ (62,196) $ 1,599
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 Quarterly 06/20/31 B+ USD 4,208 344,998 339,092 5,906
Markit CDX North American
Investment Grade Index
Series 46.V1 ....... 1 .00 Quarterly 06/20/31 BBB+ USD 16,842 373,966 369,261 4,705
$ 658,367 $ 646,157 $ 12,210
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.10% At Termination
MSCI ACWI Net
Total Return USD
Index
At
Termination
Merrill Lynch International
& Co. 07/07/26 USD 35,174 $ 4,164,122 $ — $ 4,164,122
1-day SOFR plus 0.38% Quarterly
MSCI ACWI Net
Total Return USD
Index Quarterly
Merrill Lynch International
& Co. 11/12/26 USD 10,881 135,725 — 135,725
$ 4,299,847 $ — $ 4,299,847
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 708,353 $ (127,803) $ 12,210 $ (6,327) $ —
OTC Swaps ..................................................... — — 4,299,847 — —
Options Written ................................................... N/A N/A 1,272 — (8,553)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 221,564 $ — $ 117,048 $ — $ 338,612
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 51,527 — — 51,527
Options purchased
Investments at value — unaffiliated
(b)
............ — 2,676 — — — — 2,676
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 12,210 — — — — 12,210
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 4,299,847 — — — 4,299,847
$ — $ 14,886 $ 4,521,411 $ 51,527 $ 117,048 $ — $ 4,704,872

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 402,066 $ — $ 540,311 $ — $ 942,377
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,488,039 — — 1,488,039
Options written
Options written at value ..................... — 8,553 — — — — 8,553
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 6,327 — — — — 6,327
$ — $ 14,880 $ 402,066 $ 1,488,039 $ 540,311 $ — $ 2,445,296
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 759,418 $ — $ 912,864 $ — $ 1,672,282
Forward foreign currency exchange contracts .... — — — (769,458) — — (769,458)
Swaps .............................. — 269,710 643,421 — — — 913,131
$ — $ 269,710 $ 1,402,839 $ (769,458) $ 912,864 $ — $ 1,815,955
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (558,079) $ — $ (859,001) $ — $ (1,417,080)
Forward foreign currency exchange contracts .... — — — (1,111,130) — — (1,111,130)
Options purchased
(a)
..................... — (451) — — — — (451)
Options written ........................ — 1,272 — — — — 1,272
Swaps .............................. — (23,374) 3,495,704 — — — 3,472,330
$ — $ (22,553) $ 2,937,625 $ (1,111,130) $ (859,001) $ — $ 944,941
(a)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 54,852,804
Average notional value of contracts — short ................................................................................. 51,135,900
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 9,117,001
Average amounts sold — in USD ........................................................................................ 64,925,490
Options
Average notional value of swaption contracts purchased ......................................................................... 1,292,000
Average notional value of swaption contracts written ........................................................................... 1,292,000
Credit default swaps
Average notional value — buy protection ................................................................................... 15,421,315
Average notional value — sell protection ................................................................................... 13,589,994
Total return swaps
Average notional value ............................................................................................... 47,886,127

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 304,016 $ 194,326
Forward f oreign currency exchange contracts ................................................................. 51,527 1,488,039
Options
(a)
......................................................................................... 2,676 8,553
Swaps — centrally cleared .............................................................................. 9,846 —
Swaps — OTC
(b)
..................................................................................... 4,299,847 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 4,667,912 $ 1,690,918
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(313,862) (194,326)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 4,354,050 $ 1,496,592
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
BNP Paribas SA ................................. $ 2,566 $ (2,566) $ — $ — $ —
Citibank NA ..................................... 22,285 — — — 22,285
Merrill Lynch International & Co. ....................... 4,299,847 — — (3,700,000) 599,847
Morgan Stanley & Co. International plc .................. 2,024 (2,024) — — —
Nomura International plc ............................ 26,765 — — — 26,765
Wells Fargo Bank NA .............................. 563 (563) — — —
$ 4,354,050 $ (5,153) $ — $ (3,700,000) $ 648,897
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
BNP Paribas SA ................................. $ 4,038 $ (2,566) $ — $ — $ 1,472
Credit Agricole Corporate & Investment Bank SA ............ 724,722 — — — 724,722
Morgan Stanley & Co. International plc .................. 4,515 (2,024) — — 2,491
Societe Generale SA .............................. 250,524 — — — 250,524
Wells Fargo Bank NA .............................. 512,793 (563) — — 512,230
$ 1,496,592 $ (5,153) $ — $ — $ 1,491,439
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,533,715 $ — $ 1,533,715
Common Stocks
Aerospace & Defense .................................... 2,491,570 3,226,573 — 5,718,143
Air Freight & Logistics .................................... 447,194 290,598 — 737,792
Automobile Components .................................. 681,873 146,149 — 828,022
Automobiles .......................................... 2,813,393 57,311 — 2,870,704
Banks ............................................... 7,779,785 9,255,570 — 17,035,355
Beverages ........................................... 959,242 228,397 — 1,187,639
Biotechnology ......................................... 4,034,098 654,007 — 4,688,105
Broadline Retail ........................................ 6,133,198 633,438 — 6,766,636
Building Products ....................................... 417,875 — — 417,875
Capital Markets ........................................ 5,330,777 2,935,971 — 8,266,748
Chemicals ............................................ 1,209,342 1,139,036 — 2,348,378
Commercial Services & Supplies ............................. 521,706 — — 521,706
Communications Equipment ................................ 2,473,701 446,217 — 2,919,918
Construction & Engineering ................................ 3,558,231 683,284 — 4,241,515
Construction Materials .................................... — 246,775 — 246,775
Consumer Finance ...................................... 2,395,842 — — 2,395,842
Consumer Staples Distribution & Retail ........................ 1,289,777 498,784 — 1,788,561
Containers & Packaging .................................. 635,462 — — 635,462
Diversified REITs ....................................... — 20,031 — 20,031
Diversified Telecommunication Services ........................ 4,264,702 814,057 — 5,078,759
Electric Utilities ........................................ 1,092,325 745,638 — 1,837,963
Electrical Equipment ..................................... 2,627,376 4,973,703 — 7,601,079
Electronic Equipment, Instruments & Components ................. 1,629,106 3,080,597 — 4,709,703
Energy Equipment & Services .............................. 618,195 — — 618,195
Entertainment ......................................... 349,467 95,268 — 444,735
Financial Services ...................................... 2,183,770 — — 2,183,770
Food Products ......................................... 968,247 330,373 — 1,298,620
Gas Utilities ........................................... 29,345 179,289 — 208,634
Ground Transportation ................................... 645,384 — — 645,384
Health Care Equipment & Supplies ........................... 2,357,792 238,728 — 2,596,520
Health Care Providers & Services ............................ 3,657,101 298,888 — 3,955,989
Hotels, Restaurants & Leisure .............................. 2,249,718 1,182,995 — 3,432,713
Household Durables ..................................... 463,311 1,892,824 — 2,356,135
Household Products ..................................... 2,422,639 — — 2,422,639
Independent Power and Renewable Electricity Producers ............ 169,400 647,412 — 816,812
Industrial Conglomerates .................................. 1,158,185 2,327,736 — 3,485,921
Industrial REITs ........................................ 18,695 — — 18,695
Insurance ............................................ 2,369,376 6,131,493 — 8,500,869
Interactive Media & Services ............................... 11,923,982 2,297,366 — 14,221,348
IT Services ........................................... 1,173,022 2,144,195 — 3,317,217
Leisure Products ....................................... 17,426 — — 17,426
Life Sciences Tools & Services .............................. 1,749,114 169,311 — 1,918,425
Machinery ............................................ 2,135,229 440,832 — 2,576,061
Marine Transportation .................................... 43,822 27,176 — 70,998
Media ............................................... 87,872 448,270 — 536,142
Metals & Mining ........................................ 3,359,720 1,432,699 — 4,792,419
Multi-Utilities .......................................... 579,312 683,344 — 1,262,656
Oil, Gas & Consumable Fuels ............................... 5,807,677 4,500,819 — 10,308,496
Pharmaceuticals ....................................... 5,858,614 2,370,908 — 8,229,522
Professional Services .................................... 1,165,852 738,034 — 1,903,886
Real Estate Management & Development ....................... 37,309 533,861 — 571,170
Retail REITs .......................................... 74,138 62,821 — 136,959
Semiconductors & Semiconductor Equipment .................... 29,611,323 15,106,459 — 44,717,782

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Software ............................................. $ 10,266,966 $ 690,605 $ — $ 10,957,571
Specialized REITs ...................................... 2,950,070 — — 2,950,070
Specialty Retail ........................................ 2,138,374 195,760 — 2,334,134
Technology Hardware, Storage & Peripherals .................... 13,681,971 2,761,133 — 16,443,104
Textiles, Apparel & Luxury Goods ............................ 505,304 102,251 — 607,555
Tobacco ............................................. 440,046 321,026 — 761,072
Trading Companies & Distributors ............................ — 67,076 — 67,076
Water Utilities ......................................... — 257,643 — 257,643
Wireless Telecommunication Services ......................... 20,675 520,208 — 540,883
Corporate Bonds
Aerospace & Defense .................................... — 529,304 — 529,304
Air Freight & Logistics .................................... — 35,208 — 35,208
Automobile Components .................................. — 335,214 — 335,214
Automobiles .......................................... — 928,108 — 928,108
Banks ............................................... — 13,110,213 — 13,110,213
Beverages ........................................... — 2,965,877 — 2,965,877
Biotechnology ......................................... — 1,381,564 — 1,381,564
Broadline Retail ........................................ — 395,817 — 395,817
Building Products ....................................... — 842,004 — 842,004
Capital Markets ........................................ — 5,555,248 — 5,555,248
Chemicals ............................................ — 1,044,614 — 1,044,614
Commercial Services & Supplies ............................. — 617,479 — 617,479
Communications Equipment ................................ — 1,000,537 — 1,000,537
Construction & Engineering ................................ — 1,062,256 — 1,062,256
Construction Materials .................................... — 149,991 — 149,991
Consumer Finance ...................................... — 3,052,161 — 3,052,161
Consumer Staples Distribution & Retail ........................ — 689,279 — 689,279
Containers & Packaging .................................. — 47,538 — 47,538
Distributors ........................................... — 10,183 — 10,183
Diversified Consumer Services .............................. — 198,576 — 198,576
Diversified REITs ....................................... — 290,924 — 290,924
Diversified Telecommunication Services ........................ — 2,812,586 — 2,812,586
Electric Utilities ........................................ — 4,460,311 — 4,460,311
Electrical Equipment ..................................... — 15,167 — 15,167
Electronic Equipment, Instruments & Components ................. — 1,276,813 — 1,276,813
Energy Equipment & Services .............................. — 355,907 — 355,907
Entertainment ......................................... — 267,568 — 267,568
Financial Services ...................................... — 2,055,457 — 2,055,457
Food Products ......................................... — 1,494,629 — 1,494,629
Gas Utilities ........................................... — 389,064 — 389,064
Ground Transportation ................................... — 684,914 — 684,914
Health Care Equipment & Supplies ........................... — 171,631 — 171,631
Health Care Providers & Services ............................ — 5,113,016 — 5,113,016
Health Care REITs ...................................... — 693,765 — 693,765
Hotel & Resort REITs .................................... — 61,069 — 61,069
Hotels, Restaurants & Leisure .............................. — 1,431,488 — 1,431,488
Household Durables ..................................... — 930,716 — 930,716
Household Products ..................................... — 59,251 — 59,251
Independent Power and Renewable Electricity Producers ............ — 87,696 — 87,696
Industrial Conglomerates .................................. — 833,239 — 833,239
Insurance ............................................ — 2,517,714 — 2,517,714
Interactive Media & Services ............................... — 828,411 — 828,411
IT Services ........................................... — 1,378,822 — 1,378,822
Life Sciences Tools & Services .............................. — 15,206 — 15,206
Machinery ............................................ — 693,886 — 693,886
Marine Transportation .................................... — 41,323 — 41,323
Media ............................................... — 897,103 — 897,103
Metals & Mining ........................................ — 1,089,559 — 1,089,559
Mortgage Real Estate Investment Trusts (REITs) .................. — 198,313 — 198,313
Multi-Utilities .......................................... — 170,105 — 170,105
Office REITs .......................................... — 37,265 — 37,265
Oil, Gas & Consumable Fuels ............................... — 5,901,947 — 5,901,947
Passenger Airlines ...................................... — 118,949 — 118,949
Personal Care Products .................................. — 37,972 — 37,972
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Balanced Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ — $ 1,519,629 $ — $ 1,519,629
Professional Services .................................... — 163,921 — 163,921
Real Estate Management & Development ....................... — 932,698 — 932,698
Residential REITs ....................................... — 82,960 — 82,960
Retail REITs .......................................... — 72,373 — 72,373
Semiconductors & Semiconductor Equipment .................... — 3,779,250 — 3,779,250
Software ............................................. — 4,076,169 — 4,076,169
Specialized REITs ...................................... — 762,659 — 762,659
Specialty Retail ........................................ — 823,824 — 823,824
Technology Hardware, Storage & Peripherals .................... — 342,939 — 342,939
Textiles, Apparel & Luxury Goods ............................ — 282,911 — 282,911
Tobacco ............................................. — 150,544 — 150,544
Trading Companies & Distributors ............................ — 201,655 — 201,655
Water Utilities ......................................... — 19,160 — 19,160
Wireless Telecommunication Services ......................... — 587,367 — 587,367
Foreign Government Obligations .............................. — 1,407,376 — 1,407,376
Non-Agency Mortgage-Backed Securities ........................ — 5,181,825 — 5,181,825
Other Interests .......................................... — — — —
Preferred Securities
Automobile Components .................................. — 16,354 — 16,354
Banks ............................................... 262,237 38,722 — 300,959
Chemicals ............................................ 48,970 8,011 — 56,981
Diversified Telecommunication Services ........................ — 65,462 — 65,462
Electric Utilities ........................................ 4 171,570 — 171,574
Financial Services ...................................... — 29,440 — 29,440
Gas Utilities ........................................... — 27,258 — 27,258
Health Care Providers & Services ............................ — 60,318 — 60,318
Independent Power and Renewable Electricity Producers ............ — 24,244 — 24,244
Insurance ............................................ — 16,600 — 16,600
Metals & Mining ........................................ 128,508 — — 128,508
Oil, Gas & Consumable Fuels ............................... — 44,858 — 44,858
Rights ................................................ 282 — — 282
U.S. Government Sponsored Agency Securities .................... — 58,639,793 — 58,639,793
U.S. Treasury Obligations ................................... — 45,363,050 — 45,363,050
Short-Term Securities
Money Market Funds ...................................... 53,493,834 — — 53,493,834
U.S. Treasury Obligations ................................... — 8,336,517 — 8,336,517
Options Purchased
Credit contracts .......................................... — 2,676 — 2,676
$ 220,008,853 $ 285,401,744 $ — $ 505,410,597
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 12,210 $ — $ 12,210
Equity contracts ........................................... 175 4,521,236 — 4,521,411
Foreign currency exchange contracts ............................ — 51,527 — 51,527
Interest rate contracts ....................................... 117,048 — — 117,048
Liabilities
Credit contracts ........................................... — (14,880) — (14,880)
Equity contracts ........................................... (402,066) — — (402,066)
Foreign currency exchange contracts ............................ — (1,488,039) — (1,488,039)
Interest rate contracts ....................................... (540,311) — — (540,311)
$ (825,154) $ 3,082,054 $ — $ 2,256,900
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.7%
Howmet Aerospace, Inc. ............... 23,330 $ 6,272,504
L3Harris Technologies, Inc. ............. 12,392 3,600,991
TransDigm Group, Inc. ................ 2,432 3,239,521
13,113,016
Automobiles — 0.9%
Tesla, Inc.
(a)
........................ 6,173 2,596,364
Broadline Retail — 7.4%
Amazon.com, Inc.
(a)
.................. 86,180 20,540,141
Construction & Engineering — 2.9%
Quanta Services, Inc. ................. 11,323 8,153,013
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. ....................... 21,110 2,390,919
Diversified Telecommunication Services — 1.7%
Space Exploration Technologies Corp. , Class A
(a)
27,010 4,614,929
Electrical Equipment — 4.1%
Eaton Corp. plc ..................... 15,509 6,608,695
Vertiv Holdings Co. , Class A ............ 14,567 4,877,323
11,486,018
Electronic Equipment, Instruments & Components — 2.3%
Flex Ltd.
(a)
......................... 38,940 6,311,006
Health Care REITs — 1.8%
Welltower, Inc. ...................... 22,621 5,134,288
Interactive Media & Services — 8.7%
Alphabet, Inc. , Class A ................ 39,916 14,264,781
Meta Platforms, Inc. , Class A ............ 17,679 9,958,404
24,223,185
IT Services — 3.8%
Snowflake, Inc. , Class A
(a)
.............. 41,423 10,542,153
Machinery — 3.2%
Caterpillar, Inc. ..................... 8,428 8,974,977
Metals & Mining — 1.8%
Wheaton Precious Metals Corp. .......... 45,391 5,098,317
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy, Inc. .............. 28,655 5,036,976
EQT Corp. ........................ 36,822 1,957,826
6,994,802
Pharmaceuticals — 3.2%
Eli Lilly & Co. ...................... 7,361 8,829,004
Semiconductors & Semiconductor Equipment — 26.9%
Applied Materials, Inc. ................ 11,417 8,254,491
Broadcom, Inc. ..................... 35,408 13,375,372
Intel Corp.
(a)
....................... 61,882 8,640,584
Lam Research Corp. ................. 15,756 6,827,547
NVIDIA Corp. ...................... 188,264 37,669,744
74,767,738
Software — 13.8%
AppLovin Corp. , Class A
(a)
.............. 8,549 4,404,701
Datadog, Inc. , Class A
(a)
............... 26,635 6,934,689
Microsoft Corp. ..................... 37,139 13,853,590
Oracle Corp. ....................... 26,875 3,938,531
Palo Alto Networks, Inc.
(a)
.............. 27,042 9,221,863
38,353,374
Security
Shares
Shares Value
Specialized REITs — 2.3%
Equinix, Inc. ....................... 6,158 $ 6,419,038
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. ........................ 53,817 15,572,487
Total Common Stocks — 98 .5%
(Cost: $ 163,946,226 ) .............................. 274,114,769
Preferred Securities
Preferred Stocks — 1.2%
Interactive Media & Services — 1.2%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (b) (c)
............... 10,263 3,430,305
Total Preferred Securities — 1 .2%
(Cost: $ 1,124,560 ) ............................... 3,430,305
Total Long-Term Investments — 99.7%
(Cost: $ 165,070,786 ) .............................. 277,545,074
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(d) (e)
.................. 139,254 139,254
Total Short-Term Securities — 0 .1%
(Cost: $ 139,254 ) ................................. 139,254
Total Investments — 99 .8%
(Cost: $ 165,210,040 ) .............................. 277,684,328
Other Assets Less Liabilities — 0.2% .................... 657,260
Net Assets — 100.0% ...............................
$ 278,341,588
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,430,305, representing 1.23% of its net assets as of period end, and an original cost of $1,124,560.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Capital Appreciation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ — $ — $ — $ — — $ 456
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 4,885,272 — (4,746,018)
(c)
— — 139,254 139,254 37,085 —
$ — $ — $ 139,254 $ 37,541 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Capital Appreciation Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 274,114,769 $ — $ — $ 274,114,769
Preferred Securities ....................................... — — 3,430,305 3,430,305
Short-Term Securities
Money Market Funds ...................................... 139,254 — — 139,254
$ 274,254,023 $ — $ 3,430,305 $ 277,684,328
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................................................................................... $ 2,654,730 $ 2,654,730
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a) (b)
..................................................................................... 775,575 775,575
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of June 30, 2026 .......................................................................................
$ 3,430,305 $ 3,430,305
Net change in unrealized appreciation on investments still held at June 30, 2026
(b)
..........................................................
$ 775,575 $ 775,575
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Capital Appreciation Portfolio

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 3,430,305 Market Revenue Multiple 1.8x —
$ 3,430,305

Consolidated Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)(b)
AREIT Ltd., Series 2025-CRE10, Class
A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.02%, 12/17/29 . USD 100 $ 99,994
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.38%,
10/20/37 ................. 250 250,665
350,659
Ireland — 2.1%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.03%,
02/15/37 ................. EUR 100 116,091
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.48%, 11/15/37 . 100 114,520
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 5.56%, 04/25/39 . 100 115,927
Arcano Euro CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.47%, 07/25/39 . 100 115,157
Arcano Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 0.00%, 01/17/39 . 100 114,260
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.00%, 01/15/39 . 100 114,493
Arini European CLO X DAC, Series
10X, Class D, (3-mo. EURIBOR
at 3.10% Floor + 3.10%), 0.00%,
07/15/40 ................. 100 114,260
Aurium CLO VII DAC, Series 7X, Class
DR, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 5.35%, 10/15/38 . 100 114,716
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.42%, 10/25/37 . 100 114,264
CIFC European Funding CLO II
DAC, Series 2X, Class DR, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.20%, 10/15/39 ............ 100 114,568
CIFC European Funding CLO III
DAC, Series 3X, Class DR, (3-mo.
EURIBOR at 2.55% Floor + 2.55%),
4.54%, 01/15/39 ............ 100 113,857
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.30%, 10/15/37 . 100 113,717
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 5.08%, 08/15/33 ....... 100 113,507
Elm Park CLO DAC, Series 1X, Class
DR3, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 01/15/38 . 100 114,142
Hambridge Euro CLO 1 DAC, Series
1X, Class D, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 5.54%,
10/20/38 ................. 100 115,914
Henley CLO XVII DAC, Series 17X,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.37%, 07/25/39 . 107 123,175
Security
Par (000)
Par (000) Value
Ireland (continued)
Newbridge Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 2.50%
Floor + 2.50%), 4.70%, 04/15/40 . EUR 100 $ 113,179
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.43%, 05/15/34 ....... 100 114,956
Penta CLO 17 DAC, Series 2024-
17X, Class DR, (3-mo. EURIBOR
at 2.60% Floor + 2.60%), 4.88%,
02/15/39 ................. 100 114,015
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.40%, 10/15/38 . 100 114,517
Providus CLO XIV DAC, Series 14X,
Class D, (3-mo. EURIBOR at 2.65%
Floor + 2.65%), 4.92%, 04/18/40 . 100 114,284
Rockford Tower Europe CLO DAC
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.16%, 10/25/37 .... 100 114,938
Series 2025-3X, Class D, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 5.18%, 01/15/40 .... 100 115,353
Signal Harmonic CLO I DAC, Series
1X, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 5.70%,
07/15/38 ................. 100 114,580
Silver Point Euro CLO 2 DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.20% Floor + 3.20%), 0.00%,
01/15/39 ................. 100 114,260
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 04/20/37 . 110 126,828
Sona Fios CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.30%
Floor + 3.30%), 5.50%, 08/25/38 . 100 115,396
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
5.24%, 04/16/39 ............ 100 114,754
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.49%, 10/20/38 . 100 115,302
Victory Street CLO II DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.20%, 01/15/39 . 100 115,188
3,460,118
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 21 28,709
United States — 2.3%
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. USD 123 107,967
ALLO Issuer LLC, Series 2026-1A,
Class A2, 5.61%, 06/20/56
(a)
.... 109 110,064
Compass Datacenters Issuer II LLC,
Series 2025-2A, Class A1, 4.93%,
11/25/50
(a)
................ 73 71,429
DB Master Finance LLC, Series 2025-
1A, Class A2I, 4.89%, 08/20/55
(a)
. 66 64,910
DigitalBridge Issuer LLC, Series 2026-
1A, Class A2, 6.33%, 06/25/56
(a)
. 35 34,799

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Domain Greenbough Issuer 2 LLC,
14.57%, 01/23/32
(a)(b)(d)
........ USD 70 $ 69,917
Firstlight Issuer LLC, Series 2026-1A,
Class A2, 5.87%, 06/20/56
(a)
.... 25 25,106
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 60 59,956
Foundation Finance Trust, Series 2025-
3A, Class A, 4.56%, 08/15/52
(a)
.. 124 122,452
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.02%, 08/19/42
(a)(b)
.......... 100 99,879
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 73 73,174
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 17 13,808
GreenSky Home Improvement Issuer
Trust, Series 2026-REV1, Class A,
4.93%, 05/15/41
(a)
........... 130 129,926
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ 36 36,393
Iskandar Enterprise LLC
(a)
Series 2026-1A, Class A22, 5.34%,
04/17/56 ............... 42 41,801
Series 2026-1A, Class A23, 5.54%,
04/17/56 ............... 61 60,460
Mariner Finance Issuance Trust,
Series 2026-AA, Class A, 5.01%,
05/20/39
(a)
................ 100 99,986
Mercury Financial Credit Card Master
Trust, Series 2026-2A, Class A,
5.07%, 06/21/32
(a)
........... 100 99,731
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2025-FL20, Class
A, (1-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.09%, 02/18/43
(a)(b)
100 100,147
MTP ABS Funding LLC
(a)
Series 2026-1A, Class A2, 5.20%,
04/25/56 ............... 64 63,856
Series 2026-1A, Class B, 5.88%,
04/25/56 ............... 25 25,042
Navient Private Education Refi Loan
Trust, Series 2021-DA, Class A, (US
Prime Rate at 0.00% Floor - 1.99%),
4.76%, 04/15/60
(a)(b)
.......... 43 41,944
Navient Refinance Loan Trust, Series
2025-B, Class A, 4.72%, 09/15/55
(a)
79 78,607
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 100 89,991
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 90,519
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 87,778
Series 2025-AA, Class A1B, (30-day
Average SOFR at 0.00% Floor +
1.10%), 4.69%, 03/15/57
(b)
... 117 116,373
Series 2025-CA, Class A1B, (30-day
Average SOFR at 1.35% Floor +
1.35%), 4.96%, 06/22/65
(b)
... 84 83,892
Series 2025-CA, Class D, 5.82%,
06/22/65 ............... 100 96,835
Security
Par (000)
Par (000) Value
United States (continued)
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2II, 5.65%,
12/06/55
(a)
................ USD 54 $ 53,483
QTS Issuer ABS II LLC, Series 2025-
1A, Class A2, 5.04%, 10/05/55
(a)
. 55 53,834
Regional Management Issuance Trust,
Series 2025-2, Class A, 4.59%,
11/16/37
(a)
................ 160 158,753
Republic Finance Issuance Trust,
Series 2025-A, Class A, 4.59%,
11/20/34
(a)
................ 159 157,528
Retained Vantage Data Centers Issuer
LLC, Series 2025-1A, Class A2A,
5.09%, 08/15/50
(a)
........... 60 58,098
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)(d)
200 198,000
Silver Point Euro CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.10%, 01/15/39
(b)(c)
EUR 100 115,173
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 8.49%, 10/15/41
(a)(b)
.... USD 81 83,726
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 115 99,976
Series 2024-D, Class A1B, (30-day
Average SOFR at 1.10% Floor +
1.10%), 4.69%, 07/15/53
(b)
... 103 103,249
SoFi Consumer Loan Program Trust
(a)
Series 2026-B, Class A, 4.40%,
02/25/36 ............... 128 127,893
Series 2026-B, Class B, 4.90%,
02/25/36 ............... 25 24,887
Series 2026-B, Class C, 5.20%,
02/25/36 ............... 25 24,961
Series 2026-B, Class D, 5.56%,
02/25/36 ............... 25 24,817
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31
(a)
.. 12 12,179
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 44 44,574
Summit Issuer LLC, Series 2025-1A,
Class A2, 5.21%, 11/20/55
(a)
.... 75 74,496
Taco Bell Funding LLC, Series 2025-1A,
Class A2I, 4.82%, 08/25/55
(a)
.... 75 74,090
UPX HIL Issuer Trust, Series 2025-1,
Class A, 5.16%, 01/25/47
(a)
..... 114 112,624
3,799,083
Total Asset-Backed Securities — 4.6%
(Cost: $7,668,323) .............................. 7,638,569
Shares
Shares
Common Stocks
Argentina — 0.0%
YPF SA , ADR
(e)
............... 808 36,740
Australia — 0.3%
BHP Group Ltd. ............... 1,507 62,801
Fortescue Ltd.
(f)
............... 2,942 39,159
Macquarie Group Ltd. ........... 460 79,968
Mirvac Group
(g)
............... 23,242 27,671
National Australia Bank Ltd. ....... 3,547 93,140

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Australia (continued)
PLS Group Ltd.
(e)
.............. 15,824 $ 55,451
Quintis HoldCo Pty. Ltd.
(d)(e)(h)
...... 218,994 2
Rio Tinto Ltd.
(f)
................ 265 31,885
Transurban Group
(f)(g)
........... 8,006 79,603
Woodside Energy Group Ltd. ...... 2,561 49,527
Worley Ltd. .................. 572 4,395
523,602
Austria — 0.0%
Raiffeisen Bank International AG ... 109 6,968
Belgium — 0.0%
KBC Group NV ............... 305 41,657
UCB SA .................... 85 25,447
67,104
Brazil — 0.2%
Banco do Brasil SA ............ 1,956 7,559
ERO Copper Corp.
(e)
........... 244 6,527
Klabin SA ................... 9,045 29,366
Localiza Rent a Car SA .......... 975 7,864
Lojas Renner SA .............. 21,592 61,819
MercadoLibre, Inc.
(e)
............ 48 81,475
NU Holdings Ltd. , Class A
(e)
....... 537 7,174
Rede D'Or Sao Luiz SA
(a)(c)
....... 567 3,810
Rumo SA ................... 5,668 14,713
StoneCo Ltd. , Class A ........... 896 9,713
Vale SA .................... 1,263 19,066
Vale SA , ADR, Class B
(f)
......... 2,184 32,848
Vibra Energia SA .............. 5,111 29,543
XP, Inc. , Class A .............. 343 5,577
317,054
Canada — 1.2%
Agnico Eagle Mines Ltd. ......... 296 45,991
Algoma Steel Group, Inc.
(e)
....... 4,547 18,415
Bank of Nova Scotia (The) ........ 1,479 128,550
Barrick Mining Corp. ............ 5,282 194,223
BCE, Inc. ................... 4,097 88,252
Cameco Corp. ................ 3,693 376,169
Canadian National Railway Co. .... 314 37,472
Celestica, Inc.
(e)
............... 98 35,741
Cenovus Energy, Inc. ........... 11,819 293,229
CGI, Inc. , Class A ............. 1,526 98,635
First Majestic Silver Corp. ........ 1,000 16,979
Fortis, Inc.
(f)
.................. 2,518 144,253
Intact Financial Corp. ........... 259 53,455
Kinross Gold Corp. ............. 1,109 26,258
Methanex Corp. ............... 537 24,783
Metro, Inc. .................. 817 52,237
Power Corp. of Canada ......... 184 11,471
Shopify, Inc. , Class A
(e)
.......... 138 15,788
Suncor Energy, Inc. ............ 5,295 284,864
Teck Resources Ltd. , Class B ..... 831 49,494
Toronto-Dominion Bank (The) ..... 29 3,526
1,999,785
Cayman Islands — 0.0%
Teya Services Ltd., Series C , (Acquired
11/16/21, cost $73,809)
(d)(e)(i)
.... 38 8,914
China — 0.8%
Alibaba Group Holding Ltd. , ADR ... 510 48,950
ANTA Sports Products Ltd. ....... 3,600 32,759
Baidu, Inc. , ADR, Class A
(e)
....... 48 5,486
BYD Co. Ltd. , Class H .......... 13,300 123,237
Security
Shares
Shares Value
China (continued)
China Galaxy Securities Co. Ltd. , Class
H ...................... 25,500 $ 24,040
China Hongqiao Group Ltd. ....... 10,000 25,787
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 300 17,425
Contemporary Amperex Technology Co.
Ltd. , Class H
(f)
.............. 1,095 98,637
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 630 11,480
Geely Automobile Holdings Ltd. , Class
A ...................... 13,000 27,947
GigaDevice Semiconductor, Inc. , Class
A ...................... 486 59,117
Great Wall Motor Co. Ltd. , Class A .. 25,157 55,974
Kuaishou Technology
(a)(c)
......... 4,100 21,976
Lenovo Group Ltd. ............. 26,000 77,150
Meituan , Class B
(a)(c)(e)
........... 2,000 17,655
New Oriental Education & Technology
Group, Inc. , ADR ............ 293 13,452
SAIC Motor Corp. Ltd. , Class A .... 96 138
Sany Heavy Industry Co. Ltd. , Class A 11,620 29,674
Tencent Holdings Ltd. ........... 9,207 508,066
Tencent Holdings Ltd. , ADR ....... 13 718
Victory Giant Technology Huizhou Co.
Ltd. , Class H
(e)
.............. 100 4,455
Wuxi Biologics Cayman, Inc.
(a)(c)(e)
... 4,000 17,790
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class A ........ 497 40,627
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class H
(a)(c)
..... 1,500 50,042
Zhongji Innolight Co. Ltd. , Class A .. 200 38,052
1,350,634
Czech Republic — 0.0%
Komercni Banka A/S ........... 201 9,217
Moneta Money Bank A/S
(a)(c)
...... 662 5,803
15,020
Denmark — 0.2%
Ascendis Pharma A/S
(e)
.......... 58 15,470
Coloplast A/S , Class B .......... 303 17,257
Danske Bank A/S .............. 1,440 77,188
DSV A/S .................... 943 224,390
NKT A/S
(e)
................... 109 16,311
350,616
Egypt — 0.1%
Commercial International Bank Egypt
SAE .................... 17,029 44,252
EFG Holding SAE ............. 15,509 8,445
Fawry for Banking & Payment
Technology Services SAE
(e)
..... 58,850 22,112
74,809
Finland — 0.1%
Neste OYJ .................. 322 10,513
Sampo OYJ , Class A ........... 4,936 51,838
Wartsila OYJ Abp .............. 1,412 53,927
116,278
France — 1.6%
Airbus SE ................... 2,553 568,022
BNP Paribas SA .............. 402 46,951
Capgemini SE ................ 160 16,063
Engie SA ................... 4,044 127,283
EssilorLuxottica SA ............ 300 56,331
Hermes International SCA ........ 90 164,583

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
Legrand SA ................. 885 $ 149,958
L'Oreal SA .................. 49 21,479
LVMH Moet Hennessy Louis Vuitton SE 532 294,228
Publicis Groupe SA ............ 442 43,680
Safran SA ................... 363 143,051
Sanofi SA ................... 1,173 100,296
Schneider Electric SE ........... 1,046 342,278
Societe Generale SA ........... 6,764 598,683
TotalEnergies SE .............. 415 32,090
2,704,976
Georgia — 0.0%
TBC Bank Group plc ........... 678 39,834
Germany — 1.0%
Bayer AG (Registered) .......... 1,414 78,206
Caresyntax, Inc.
(d)(e)
............ 640 —
Deutsche Bank AG (Registered) .... 7,595 257,220
Deutsche Telekom AG (Registered) . 2,763 75,331
Innio NV
(e)
................... 279 11,034
Mercedes-Benz Group AG ........ 2,528 127,155
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 71 39,651
Rheinmetall AG ............... 53 60,303
RWE AG ................... 1,359 87,887
SAP SE .................... 590 90,947
Siemens AG (Registered) ........ 968 311,219
Siemens Energy AG ............ 2,627 500,815
1,639,768
Greece — 0.0%
Allwyn AG , Class R ............ 121 1,928
Athens International Airport SA ..... 1,146 14,159
National Bank of Greece SA ...... 579 10,003
26,090
Hong Kong — 0.2%
AIA Group Ltd. ............... 17,400 159,301
Prudential plc ................ 3,530 46,885
Techtronic Industries Co. Ltd. ...... 3,000 49,925
256,111
Hungary — 0.0%
OTP Bank Nyrt. ............... 318 46,971
India — 0.5%
Axis Bank Ltd. ................ 924 13,150
Bandhan Bank Ltd.
(a)(c)
.......... 3,885 8,389
GAIL India Ltd. ............... 5,424 9,957
Hindustan Aeronautics Ltd.
(c)
...... 1,915 88,766
IndusInd Bank Ltd. ............. 792 7,745
Infosys Ltd. .................. 4,618 48,960
ITC Ltd. .................... 13,126 39,810
Lenskart Solutions Ltd.
(e)
......... 18,474 100,616
LG Electronics India Ltd.
(e)
........ 3,107 51,040
Mahindra & Mahindra Ltd. ........ 5,630 183,115
Manappuram Finance Ltd. ........ 3,955 13,572
SAI Life Sciences Ltd.
(a)(c)(e)
....... 622 8,108
Sammaan Capital Ltd.
(e)
......... 6,859 12,602
SBI Life Insurance Co. Ltd.
(a)(c)
..... 8,245 153,894
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(e)(i)
.... 45 —
739,724
Security
Shares
Shares Value
Indonesia — 0.0%
Bank Mandiri Persero Tbk. PT ..... 152,800 $ 32,957
Bank Syariah Indonesia Tbk. PT .... 16,392 1,567
34,524
Ireland — 0.1%
Accenture plc , Class A .......... 1,203 149,701
AerCap Holdings NV ........... 136 19,826
169,527
Israel — 0.0%
(e)
Deep Instinct Ltd.
(d)
............ 2,674 160
Teva Pharmaceutical Industries Ltd. ,
ADR .................... 1,527 51,735
51,895
Italy — 0.8%
FinecoBank Banca Fineco SpA .... 2,573 64,695
Intesa Sanpaolo SpA ........... 35,054 240,936
Leonardo SpA ................ 702 37,691
Technoprobe SpA
(e)
............ 247 9,911
UniCredit SpA ................ 11,128 997,278
1,350,511
Japan — 1.8%
Advantest Corp. ............... 500 102,864
Aeon Co. Ltd. ................ 2,000 16,540
Asahi Kasei Corp. ............. 1,500 16,683
Daiichi Life Group, Inc. .......... 1,400 15,286
Daiichi Sankyo Co. Ltd. .......... 4,100 65,929
Daiwa Securities Group, Inc. ...... 5,000 49,589
Denso Corp. ................. 8,900 102,475
Disco Corp. .................. 100 52,023
ENEOS Holdings, Inc. .......... 6,700 49,596
Fast Retailing Co. Ltd. .......... 100 51,234
Fujitsu Ltd. .................. 4,300 85,441
Furukawa Electric Co. Ltd. ........ 2,000 60,154
GO, Inc.
(e)
................... 200 2,711
Hitachi Ltd. .................. 400 11,070
Ibiden Co. Ltd. ................ 100 15,098
Idemitsu Kosan Co. Ltd. ......... 1,700 12,559
Isetan Mitsukoshi Holdings Ltd. .... 1,800 45,976
Isuzu Motors Ltd. .............. 3,400 45,275
Japan Exchange Group, Inc. ...... 3,600 45,561
Japan Post Bank Co. Ltd. ........ 5,000 95,162
Japan Post Holdings Co. Ltd. ...... 7,300 98,121
Japan Tobacco, Inc. ............ 2,400 88,559
Kajima Corp. ................. 2,000 72,906
Kakaku.com, Inc. .............. 600 12,539
Kansai Paint Co. Ltd. ........... 772 12,631
Kao Corp.
(f)
.................. 1,900 37,656
Kioxia Holdings Corp.
(e)
.......... 300 174,369
Kokusai Electric Corp. .......... 1,500 103,088
Kyocera Corp. ................ 200 4,436
Lasertec Corp. ............... 100 31,764
LY Corp. .................... 19,600 52,167
MISUMI Group, Inc. ............ 1,700 42,359
Mitsubishi Heavy Industries Ltd. .... 6,000 136,336
Mitsubishi UFJ Financial Group, Inc. . 14,206 283,025
Mitsui Kinzoku Co. Ltd. .......... 100 26,759
Mizuho Financial Group, Inc. ...... 500 24,014
Murata Manufacturing Co. Ltd. ..... 500 35,892
Nexon Co. Ltd.
(f)
.............. 2,000 26,580
Nidec Corp.
(e)
................ 5,800 95,333
Nissan Chemical Corp. .......... 800 42,083
Obayashi Corp. ............... 1,500 30,313
Obic Co. Ltd. ................. 800 18,788
Otsuka Holdings Co. Ltd. ........ 300 19,968

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Rakus Co. Ltd. ............... 2,146 $ 12,570
Resonac Holdings Corp. ......... 700 77,867
Ryohin Keikaku Co. Ltd. ......... 200 4,372
Santen Pharmaceutical Co. Ltd. .... 1,563 20,504
SBI Holdings, Inc. ............. 1,400 22,958
Seven & i Holdings Co. Ltd. ....... 3,200 38,376
SoftBank Group Corp. .......... 900 33,384
Sompo Holdings, Inc. ........... 1,100 41,789
Suzuki Motor Corp. ............ 7,100 85,880
Taiyo Yuden Co. Ltd. ........... 500 63,577
TDK Corp. .................. 1,600 35,895
Tokyo Electron Ltd. ............ 200 96,971
2,945,055
Kazakhstan — 0.1%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 1,397 41,840
Kaspi.KZ JSC , ADR ............ 534 46,266
NAC Kazatomprom JSC , GDR ..... 255 17,540
105,646
Macau — 0.0%
Wynn Macau Ltd. .............. 29,819 19,236
Mexico — 0.2%
America Movil SAB de CV, Series B . 26,504 34,328
Fomento Economico Mexicano SAB de
CV ..................... 367 4,679
Fresnillo plc ................. 2,595 94,503
Grupo Aeromexico SAB de CV , ADR
(e)
316 5,688
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 666 20,349
Grupo Financiero Banorte SAB de CV ,
Class O .................. 9,047 95,486
Promotora y Operadora de
Infraestructura SAB de CV ..... 298 4,733
Southern Copper Corp. .......... 84 14,638
Wal-Mart de Mexico SAB de CV .... 25,852 75,941
350,345
Netherlands — 1.6%
ABN AMRO Bank NV , CVA
(c)
...... 5,219 221,974
ASM International NV ........... 64 73,599
ASML Holding NV ............. 918 1,817,801
Euronext NV
(a)(c)
............... 152 24,313
ING Groep NV ................ 14,884 469,639
Universal Music Group NV ....... 2,515 52,688
2,660,014
Norway — 0.1%
Equinor ASA ................. 1,995 62,909
Telenor ASA ................. 725 10,386
73,295
Philippines — 0.0%
Ayala Corp. .................. 790 5,397
Bank of the Philippine Islands ..... 6,440 10,102
Bloomberry Resorts Corp.
(e)
....... 600 17
DigiPlus Interactive Corp. ........ 26,700 5,116
Metropolitan Bank & Trust Co. ..... 5,950 6,318
26,950
Poland — 0.1%
Bank Polska Kasa Opieki SA ...... 689 41,978
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 871 23,915
Security
Shares
Shares Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA 2,621 $ 45,801
111,694
Portugal — 0.0%
Banco Comercial Portugues SA , Class
R ...................... 14,848 17,568
Puerto Rico — 0.0%
Popular, Inc. ................. 183 30,045
Republic of Turkiye — 0.0%
Akbank TAS ................. 2,176 3,602
Eldorado Gold Corp.
(f)
........... 650 20,209
KOC Holding A/S .............. 6,780 28,227
52,038
Romania — 0.0%
Banca Transilvania SA .......... 1,655 14,005
Saudi Arabia — 0.1%
Ades Holding Co. .............. 3,167 15,695
Al Rajhi Bank ................ 1,327 23,278
Etihad Etisalat Co. ............. 2,269 36,506
Saudi National Bank (The) ........ 520 5,353
Yanbu National Petrochemical Co. .. 2,664 20,848
101,680
Singapore — 0.0%
UOL Group Ltd. ............... 1,610 11,866
South Africa — 0.1%
FirstRand Ltd. ................ 13,553 80,558
Kumba Iron Ore Ltd. ............ 510 9,053
Mr Price Group Ltd.
(f)
........... 2,107 23,125
Optasia Ltd.
(e)(f)
............... 8,649 7,699
Valterra Platinum Ltd. ........... 520 34,948
Vodacom Group Ltd. ........... 6,260 58,002
213,385
South Korea — 1.5%
Doosan Enerbility Co. Ltd.
(e)
....... 185 10,540
Hanmi Semiconductor Co. Ltd. ..... 21 3,559
HD Hyundai Heavy Industries Co. Ltd. 49 18,893
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 233 53,175
Hyundai Motor Co. ............. 29 9,453
Hyundai Rotem Co. Ltd. ......... 267 30,090
Kia Corp. ................... 117 10,567
Krafton, Inc. ................. 59 9,047
KT&G Corp. ................. 409 45,013
Misto Holdings Corp. ........... 164 4,415
Samsung Electronics Co. Ltd. ..... 6,573 1,458,531
SK Hynix, Inc. ................ 498 878,762
2,532,045
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA . 5,014 126,236
Banco de Sabadell SA .......... 16,120 57,120
Bankinter SA ................. 2,394 40,090
CaixaBank SA ................ 6,534 92,575
Indra Sistemas SA ............. 64 3,510
Naturgy Energy Group SA ........ 578 18,117
Repsol SA .................. 2,274 56,815
394,463
Sweden — 0.2%
Atlas Copco AB , Class A ......... 5,672 114,966
Industrivarden AB , Class A ....... 273 15,316
Svenska Handelsbanken AB , Class A 1,352 19,895

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson , Class
B ...................... 6,818 $ 76,462
Volvo AB , Class B ............. 1,064 36,193
262,832
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 354 38,508
Cie Financiere Richemont SA
(Registered) ............... 361 83,329
Galderma Group AG ............ 1,122 255,196
Julius Baer Group Ltd. .......... 1,280 110,592
Partners Group Holding AG ....... 84 68,803
Straumann Holding AG (Registered) . 254 33,388
TE Connectivity plc ............ 1,278 257,658
Zurich Insurance Group AG ....... 54 39,940
887,414
Taiwan — 2.1%
Accton Technology Corp. ........ 1,000 79,762
ASE Technology Holding Co. Ltd. ... 1,000 22,317
ASMedia Technology, Inc. ........ 1,000 46,900
Fortune Electric Co. Ltd. ......... 1,000 24,688
Genius Electronic Optical Co. Ltd. .. 1,779 37,156
Hon Hai Precision Industry Co. Ltd. .. 4,000 31,919
Hon Precision, Inc. ............. 1,000 205,453
Nan Ya Plastics Corp. ........... 9,000 47,907
Nanya Technology Corp.
(e)
........ 8,000 117,084
Powerchip Semiconductor
Manufacturing Corp.
(e)
........ 8,000 20,637
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 34,000 2,682,270
Tripod Technology Corp. ......... 4,000 65,882
TS Financial Holding Co. Ltd. ...... 15,000 15,748
United Integrated Services Co. Ltd. .. 1,000 42,115
Winbond Electronics Corp. ....... 21,000 141,086
3,580,924
Thailand — 0.1%
Amata Corp. PCL .............. 42,400 34,321
CP ALL PCL ................. 15,400 21,780
Krungthai Card PCL ............ 28,800 28,966
True Corp. PCL , NVDR .......... 18,500 7,202
92,269
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.6%
Anglo American plc ............ 1,372 67,300
Anthropics Technology Ltd., Series G
(d)
(e)
...................... 293 172,580
AstraZeneca plc .............. 2,627 490,472
BAE Systems plc .............. 17,566 430,483
BP plc ..................... 15,031 92,647
British American Tobacco plc ...... 5,858 362,510
British Land Co. plc (The) ........ 2,778 15,221
Compass Group plc ............ 7,215 233,112
Convatec Group plc
(a)(c)
.......... 4,922 14,037
Diploma plc .................. 716 67,678
DPC Holdings Ltd.
(e)(f)
........... 88 4,317
Genius Sports Ltd.
(e)
............ 3,881 23,519
Haleon plc .................. 7,342 33,833
Imperial Brands plc ............ 1,006 37,181
J Sainsbury plc ............... 14,808 62,839
Lloyds Banking Group plc ........ 18,888 27,643
National Grid plc .............. 34,271 565,257
NatWest Group plc ............. 12,159 107,290
Security
Shares
Shares Value
United Kingdom (continued)
RELX plc ................... 6,998 $ 221,171
Rolls-Royce Holdings plc ........ 37,602 720,817
Shell plc .................... 13,278 514,293
St. James's Place plc ........... 3,116 50,101
Unilever plc .................. 1,547 92,925
4,407,226
United States — 48.8%
3M Co. ..................... 599 96,984
AbbVie, Inc. ................. 2,506 630,610
Advanced Micro Devices, Inc.
(e)
.... 1,614 937,589
Agilent Technologies, Inc. ........ 738 98,029
Air Products & Chemicals, Inc. ..... 79 23,161
Airbnb, Inc. , Class A
(e)
........... 1,285 183,884
Akamai Technologies, Inc.
(e)
....... 307 36,290
Albemarle Corp. .............. 851 114,911
ALL Health Services Corp., (Acquired
01/24/17, cost $0)
(d)(e)(i)
........ 1 —
Alphabet, Inc. , Class C .......... 11,607 4,101,101
Altria Group, Inc. .............. 1,916 137,856
Amazon.com, Inc.
(e)
............ 10,431 2,486,125
AMC Global Media, Inc. , Class A
(e)
.. 748 7,465
Ameren Corp. ................ 704 79,580
AMETEK, Inc. ................ 251 60,727
Amphenol Corp. , Class A ........ 129 22,745
Analog Devices, Inc. ............ 326 129,477
APA Corp. .................. 6,462 210,467
Apple, Inc. .................. 13,872 4,014,002
Applied Aerospace & Defense, Inc.
(e)(f)
3,446 78,500
Applied Materials, Inc. .......... 259 187,257
AppLovin Corp. , Class A
(e)
........ 179 92,226
Archer-Daniels-Midland Co. ....... 835 63,794
Arista Networks, Inc.
(e)
.......... 1,288 218,805
Automatic Data Processing, Inc. .... 169 37,848
AutoZone, Inc.
(e)
.............. 56 178,973
Avaya LLC
(e)
................. 10 143
Bank of America Corp. .......... 15,819 901,367
Biogen, Inc.
(e)
................ 81 17,501
Bio-Techne Corp. .............. 78 5,511
Blackstone, Inc. , Class A ......... 270 31,771
Block, Inc. , Class A
(e)
........... 420 31,920
Boeing Co. (The)
(e)
............. 5,013 1,085,164
Booking Holdings, Inc. .......... 2,232 397,832
Boston Scientific Corp.
(e)(j)
........ 2,640 112,675
Bristol-Myers Squibb Co. ......... 758 43,676
Broadcom, Inc. ............... 5,223 1,972,988
Broadridge Financial Solutions, Inc. . 1,210 165,710
Cadence Design Systems, Inc.
(e)
... 1,481 555,849
Caesars Entertainment, Inc.
(e)
..... 683 20,613
Capital One Financial Corp. ....... 1,830 367,135
Cardinal Health, Inc. ............ 89 21,143
Carrier Global Corp. ............ 726 53,252
Carvana Co. , Class A
(e)
.......... 895 58,909
Caterpillar, Inc. ............... 870 926,463
CBOE Global Markets, Inc. ....... 75 18,200
CBRE Group, Inc. , Class A
(e)
...... 550 74,079
Cencora, Inc. ................ 214 60,558
Centene Corp.
(e)
.............. 500 32,095
Century Communities, Inc. ....... 509 36,475
Cerebras Systems, Inc. , Class A
(e)(f)
.. 536 118,456
Charles Schwab Corp. (The) ...... 795 73,355
Cheniere Energy, Inc. ........... 987 235,903
Cisco Systems, Inc. ............ 7,176 842,893
Citigroup, Inc. ................ 6,512 911,420
Citizens Financial Group, Inc. ..... 6,591 461,831
Clean Harbors, Inc.
(e)
........... 58 17,328

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
CME Group, Inc. , Class A ........ 481 $ 106,219
Coherent Corp.
(e)
.............. 15 5,917
Coinbase Global, Inc. , Class A
(e)
.... 156 22,806
CoreWeave, Inc. , Class A
(e)
....... 1,706 169,815
Costco Wholesale Corp. ......... 739 691,312
CRH plc .................... 2,543 272,101
Crowdstrike Holdings, Inc. , Class A
(e)
. 155 118,287
Crown PropTech Acquisitions
(d)(e)
... 2,414 1,918
Crown PropTech Acquisitions , Class A
(e)
845 10,005
CSX Corp. .................. 9,987 474,682
Darden Restaurants, Inc. ........ 690 142,147
Datadog, Inc. , Class A
(e)
......... 1,132 294,728
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 04/07/21, cost
$0)
(e)(i)(k)
.................. —
(l)
160,610
Deckers Outdoor Corp.
(e)
......... 468 46,468
Dell Technologies, Inc. , Class C .... 42 18,121
Delta Air Lines, Inc. ............ 5,844 547,349
Devon Energy Corp. ............ 1,095 45,245
DF Residential III LP
(d)(e)
......... 43,440 43,005
Digital Realty Trust, Inc. ......... 496 89,072
Dollar General Corp. ........... 1,100 126,621
DoorDash, Inc. , Class A
(e)
........ 726 133,969
Dow, Inc. ................... 2,577 70,507
DR Horton, Inc. ............... 2,370 386,026
DuPont de Nemours, Inc. ........ 190 25,772
EagleRock Land LLC , Class A
(e)(f)
... 1,587 33,724
Eaton Corp. plc ............... 232 98,860
eBay, Inc. ................... 479 53,528
EchoStar Corp. , Class A
(e)(f)
....... 1,607 163,110
Ecolab, Inc. ................. 392 109,215
Edwards Lifesciences Corp.
(e)
..... 2,737 247,589
Elevance Health, Inc. ........... 133 51,435
Eli Lilly & Co. ................ 1,842 2,209,350
EMCOR Group, Inc. ............ 31 25,726
Emerson Electric Co. ........... 288 41,227
Epic Games, Inc., (Acquired 07/02/20,
cost $274,275)
(d)(e)(i)
.......... 504 222,188
EQT Corp. .................. 4,206 223,633
Estee Lauder Cos., Inc. (The) , Class A 3,844 303,484
EXO Capital Technologies, Inc.,
(Acquired 06/24/21, cost $62,470)
(d)
(e)(i)
...................... 107 39
Experian plc ................. 907 30,569
Exxon Mobil Corp. ............. 5,090 695,905
FactSet Research Systems, Inc. .... 178 40,954
Fair Isaac Corp.
(e)
.............. 43 51,376
Fanatics Holdings, Inc., (Acquired
08/17/22, cost $301,006)
(d)(e)(i)
... 4,437 435,403
Farmers Business Network, Inc.
(d)(e)
.. 2,421 2,445
Fastenal Co. ................. 3,167 152,111
Fervo Energy Co. , Class A
(e)
...... 4,215 123,204
Fifth Third Bancorp ............ 10,006 564,038
First Citizens BancShares, Inc. , Class A 28 58,262
First Horizon Corp. ............. 1,608 41,229
First Solar, Inc.
(e)
.............. 513 121,047
Fiserv, Inc.
(e)
................. 1,998 98,002
Flagstar Bank NA .............. 6,108 91,254
Flex Ltd.
(e)
................... 213 34,521
FLYR, Inc., Series D-X
(d)(e)
........ 18,486 —
Fox Corp. , Class B ............. 1,463 68,527
Franklin Resources, Inc.
(f)
........ 1,504 50,038
Freeport-McMoRan, Inc. ......... 10,162 639,088
FreeWire Technologies, Inc.
(d)(e)
.... 1 —
FTAI Aviation Ltd. .............. 341 92,251
Security
Shares
Shares Value
United States (continued)
Garmin Ltd. .................. 107 $ 25,417
GE Aerospace ................ 2,613 976,556
GE Vernova, Inc. .............. 962 1,130,215
Gilead Sciences, Inc. ........... 1,996 252,175
GoDaddy, Inc. , Class A
(e)
......... 297 25,209
Goldman Sachs Group, Inc. (The) .. 920 930,460
GSK plc .................... 3,101 81,410
Halliburton Co. ............... 1,750 59,412
Hasbro, Inc. ................. 775 64,007
Hawkeye Community College,
(Acquired 05/15/26, cost $49,699)
(e)(i)
6,470 130,823
Hershey Co. (The)
(f)
............ 174 30,528
Hewlett Packard Enterprise Co. .... 506 22,826
Hexcel Corp. ................. 859 85,952
Hilton Worldwide Holdings, Inc. .... 1,315 434,555
Holcim AG .................. 456 41,114
Home Depot, Inc. (The) ......... 972 342,805
Honeywell Aerospace, Inc.
(e)
...... 383 84,563
Honeywell International, Inc. ...... 383 85,642
Host Hotels & Resorts, Inc. ....... 3,134 74,307
Howmet Aerospace, Inc. ......... 880 236,597
HP, Inc. .................... 5,869 128,766
Hubbell, Inc. , Class B ........... 165 86,328
ICON plc
(e)
.................. 206 35,784
iHeartMedia, Inc. , Class A
(e)
....... 60 257
Illinois Tool Works, Inc. .......... 635 171,748
Included Health, (Acquired 02/11/22,
cost $179,056)
(d)(e)(i)
.......... 67,553 52,016
Incyte Corp.
(e)
................ 775 87,854
Ingersoll Rand, Inc. ............ 774 63,460
Intel Corp.
(e)
................. 8,261 1,153,483
Intercontinental Exchange, Inc. .... 404 49,736
Intuitive Surgical, Inc.
(e)
.......... 914 363,480
Invesco Ltd. ................. 1,559 41,142
Ionis Pharmaceuticals, Inc.
(e)
...... 106 8,405
Iron Mountain, Inc. ............. 411 51,913
J M Smucker Co. (The) .......... 186 20,925
JB Hunt Transport Services, Inc. ... 83 24,023
Johnson & Johnson ............ 2,844 722,291
JPMorgan Chase & Co. ......... 2,117 692,958
KB Home ................... 288 18,026
Keysight Technologies, Inc.
(e)
...... 937 328,016
KLA Corp. ................... 976 294,469
Lam Research Corp. ........... 2,482 1,075,525
Las Vegas Sands Corp. ......... 1,421 65,636
Latch, Inc.
(e)
................. 4,082 776
Live Nation Entertainment, Inc.
(e)
... 2,670 488,904
Lockheed Martin Corp. .......... 88 44,832
Lumentum Holdings, Inc.
(e)
....... 281 241,115
LyondellBasell Industries NV , Class A 1,087 57,231
Marathon Petroleum Corp. ....... 566 144,709
Marriott International, Inc. , Class A .. 207 76,712
Marsh & McLennan Cos., Inc. ..... 2,058 343,007
Marvell Technology, Inc. ......... 553 164,733
MasTec, Inc.
(e)
................ 60 24,964
Mastercard, Inc. , Class A ......... 1,469 754,478
McCormick & Co., Inc. (Non-Voting) . 290 14,622
McDonald's Corp. ............. 1,018 275,176
McKesson Corp. .............. 605 457,138
Medtronic plc ................ 584 45,686
Merck & Co., Inc. .............. 3,614 464,399
Meritage Homes Corp. .......... 404 33,875
Meta Platforms, Inc. , Class A
(j)
..... 2,034 1,145,732
MetLife, Inc. ................. 1,813 153,398
Mettler-Toledo International, Inc.
(e)
.. 87 111,143

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Microchip Technology, Inc. ........ 1,097 $ 100,046
Micron Technology, Inc. .......... 1,963 2,265,871
Microsoft Corp.
(j)
.............. 5,383 2,007,967
Moderna, Inc.
(e)
............... 1,573 110,157
MongoDB, Inc. , Class A
(e)
........ 618 207,586
Monster Beverage Corp.
(e)
........ 64 6,152
Motorola Solutions, Inc. ......... 60 24,917
Mueller Industries, Inc. .......... 176 21,636
Netflix, Inc.
(e)
................. 3,297 235,406
Newmont Corp. ............... 331 30,915
News Corp. , Class A ............ 2,644 65,651
NextEra Energy, Inc. ........... 6,929 608,158
Norfolk Southern Corp. .......... 428 134,645
Northern Trust Corp. ............ 300 52,152
Northrop Grumman Corp. ........ 470 239,376
Nucor Corp. ................. 791 176,195
NVIDIA Corp.
(j)
................ 21,389 4,279,725
Occidental Petroleum Corp. ....... 2,754 133,762
OpenAir.com, Series C
(d)(e)
........ 122 83,898
Oracle Corp. ................. 2,319 339,849
Otis Worldwide Corp. ........... 2,935 210,146
PACCAR, Inc. ................ 378 45,405
Palantir Technologies, Inc. , Class A
(e)
2,050 239,174
Palladyne AI Corp.
(e)
............ 4,710 28,639
Palladyne AI Corp.
(e)(f)
........... 228 1,386
Palo Alto Networks, Inc.
(e)
........ 674 229,847
Paramount Skydance Corp. , Class B
(f)
77 759
Parker-Hannifin Corp. ........... 610 596,653
PBF Energy, Inc. , Class A ........ 632 28,769
PepsiCo, Inc. ................ 1,831 247,917
PG&E Corp. ................. 1,862 31,319
Philip Morris International, Inc. ..... 2,081 376,474
Phillips 66 ................... 427 72,184
Pinnacle West Capital Corp. ...... 798 85,386
Playstudios, Inc. , Class A
(e)
....... 6,121 3,054
PNC Financial Services Group, Inc.
(The) .................... 206 50,721
Progressive Corp. (The) ......... 2,059 449,789
Prologis, Inc. ................. 319 43,215
Protagonist Therapeutics, Inc.
(e)
.... 76 9,316
Prudential Financial, Inc. ......... 1,026 110,736
PTC, Inc.
(e)
.................. 51 5,794
QUALCOMM, Inc. ............. 82 15,153
Quest Diagnostics, Inc. .......... 166 35,184
QXO, Inc.
(e)(f)
................. 645 11,146
Ralph Lauren Corp. , Class A ...... 374 150,127
Regeneron Pharmaceuticals, Inc. ... 118 73,578
Relspace
(d)(e)
................. 42 43
Republic Services, Inc. , Class A .... 509 108,458
ResMed, Inc. ................ 525 102,312
Robinhood Markets, Inc. , Class A
(e)
.. 718 72,001
Roche Holding AG ............. 724 297,627
Rockwell Automation, Inc. ........ 693 343,090
Ross Stores, Inc. .............. 548 116,642
Royalty Pharma plc , Class A ...... 344 19,288
RSA Security LLC
(d)(e)
........... 179 —
S&P Global, Inc. .............. 559 227,658
Salesforce, Inc. ............... 1,043 163,396
Sandisk Corp.
(e)
............... 38 86,402
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(e)(i)
2,160 32,727
Seagate Technology Holdings plc ... 36 34,740
Six Flags Entertainment Corp.
(e)
.... 934 19,894
Skyworks Solutions, Inc.
(f)
........ 2,292 155,398
SM Energy Co. ............... 1,550 40,455
Security
Shares
Shares Value
United States (continued)
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(e)(i)
............ 529 $ 15,341
Snowflake, Inc. , Class A
(e)
........ 714 181,713
Solaris Energy Infrastructure, Inc. ,
Class A .................. 1,229 98,885
Sonder Holdings, Inc. , Class A
(e)
.... 778 —
SOURCE Global PBC
(d)(e)
........ 1,116 89
Southern Co. (The) ............ 794 75,994
Southwest Airlines Co. .......... 503 25,864
Space Exploration Technologies Corp. ,
Class A
(e)
................. 1,281 218,872
SpaceX Services, Inc. , Class A
(e)
... 15,675 2,678,231
Starbucks Corp. ............... 2,428 248,117
State Street Corp. ............. 145 24,592
Steel Dynamics, Inc. ............ 155 35,566
Stryker Corp. ................ 1,080 340,027
Synopsys, Inc.
(e)
.............. 361 161,031
Tapestry, Inc. ................. 962 140,818
Targa Resources Corp. .......... 956 256,342
TD SYNNEX Corp. ............. 243 64,964
Tenaris SA .................. 3,180 88,030
Tesla, Inc.
(e)
.................. 2,301 967,801
Texas Instruments, Inc. .......... 818 243,821
Thermo Fisher Scientific, Inc. ...... 882 442,200
TJX Cos., Inc. (The) ............ 4,653 704,929
T-Mobile US, Inc. .............. 720 120,766
Tractor Supply Co. ............. 439 13,877
Trane Technologies plc .......... 1,357 666,504
TransDigm Group, Inc. .......... 71 94,575
Travelers Cos., Inc. (The) ........ 192 63,383
Truist Financial Corp. ........... 3,179 158,378
Uber Technologies, Inc.
(e)
........ 1,792 129,311
Ulta Beauty, Inc.
(e)
............. 139 62,686
Union Pacific Corp. ............ 1,218 331,296
United Airlines Holdings, Inc.
(e)
..... 2,361 321,072
UnitedHealth Group, Inc. ......... 1,056 438,905
USA Rare Earth LLC, (Acquired
01/26/26, cost $16,878)
(e)(i)
..... 785 16,940
Valero Energy Corp. ............ 1,536 400,036
Ventas, Inc. ................. 1,040 92,352
Veralto Corp. ................. 890 78,925
VeriSign, Inc. ................ 245 61,632
Verizon Communications, Inc. ..... 4,203 177,955
Vertex Pharmaceuticals, Inc.
(e)
..... 1,001 497,227
Vertiv Holdings Co. , Class A ...... 2,919 977,340
Viatris, Inc. .................. 5,339 84,783
VICI Properties, Inc. , Class A ...... 7,894 209,586
Visa, Inc. , Class A ............. 767 263,150
Vistance Networks, Inc.
(e)
........ 5,137 65,651
Vistra Corp. ................. 2,830 448,923
Walmart, Inc. ................. 4,299 486,905
Walt Disney Co. (The) .......... 7,309 703,491
Waste Management, Inc. ......... 216 48,142
Wealthfront Corp.
(e)
............ 1,858 16,611
Wells Fargo & Co. ............. 2,391 197,592
West Pharmaceutical Services, Inc. . 124 44,516
Western Digital Corp. ........... 227 144,989
Williams Cos., Inc. (The) ......... 8,505 632,262
Zeitview, Series E-3 , Class E
(d)(e)
.... 17,546 13,333
Zoom Communications, Inc. , Class A
(e)
211 18,211
81,940,697
Total Common Stocks — 67.2%
(Cost: $96,991,597) .............................. 112,758,147

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Angola — 0.1%
Azule Energy Finance plc, 8.25%,
01/22/31
(a)
................ USD 200 $ 200,190
Australia — 0.1%
Mineral Resources Ltd., 8.50%,
05/01/30
(a)
................ 14 14,455
Oceana Australian Fixed Income Trust
(d)
12.50%, 07/31/26 ........... AUD 47 32,583
12.50%, 07/31/27 ........... 79 55,587
Quintis Australia Pty. Ltd.
(a)(d)(e)(h)(m)(n)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 49,745
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
152,370
Austria — 0.1%
ams-OSRAM AG, 2.13%, 11/03/27
(c)(o)
EUR 100 111,976
Canada — 0.3%
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%, 07/15/26
(a)
USD 52 52,018
Alexandrite Lake Lux Holdings SARL,
6.75%, 07/30/30
(c)
........... EUR 100 114,075
HR Ottawa LP, 11.00%, 03/31/31
(a)
.. USD 372 410,526
576,619
China — 0.1%
(o)
Alibaba Group Holding Ltd., 0.50%,
06/01/31 ................. 39 46,001
ZTO Express Cayman, Inc., 0.93%,
03/01/31
(c)
................ 200 192,800
238,801
Denmark — 0.1%
TDC Brands A/S, 8.00%, 04/30/31
(c)
. EUR 100 115,808
France — 0.4%
(c)
Afflelou SAS, 6.00%, 07/25/29 ..... 100 118,036
Altice France SA, 7.25%, 11/01/29 .. 15 17,717
Atos Group
9.36%, 12/18/29
(p)
........... 56 74,003
8.13%, 05/21/31 ............ 100 112,954
Clariane SE, 0.88%, 03/06/27
(o)
.... 38 26,333
Lune Holdings SARL, 5.63%, 11/15/28 100 1,143
New Immo Holding SA
4.88%, 12/08/28 ............ 100 114,618
5.50%, 04/23/31 ............ 100 114,542
RCI Banque SA, (5-Year EURIBOR
ICE Swap Rate + 2.20%), 4.75%,
03/24/37
(b)
................ 100 115,073
694,419
Germany — 1.1%
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%, 12/31/27
(c)(p)
.. 88 91,074
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
200 229,706
IHO Verwaltungs GmbH, 7.00%, (7.00%
Cash or 7.75% PIK), 11/15/31
(c)(n)
. 100 122,086
K+S AG , 0.63%, 06/16/31
(c)(o)
...... 100 113,773
Mahle GmbH
6.50%, 05/02/31
(a)
........... 100 119,084
7.13%, 07/15/32
(c)
........... 100 120,355
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.53%, 10/15/32
(b)(c)
.... 100 114,555
Security
Par (000)
Par (000) Value
Germany (continued)
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
5.95%, 07/01/29
(b)(c)
.......... EUR 100 $ 115,668
RAG-Stiftung, 1.45%, 12/16/31
(c)(o)
.. 100 116,714
Schaeffler AG
(c)
5.38%, 04/01/31 ............ 100 119,316
5.00%, 05/13/33 ............ 100 115,637
Vonovia SE
(c)(o)
0.00%, 06/30/31 ............ 100 117,057
Series B, 0.88%, 05/20/32 ...... 100 108,194
ZF Europe Finance BV
(c)
7.00%, 06/12/30 ............ 100 121,477
5.50%, 02/17/32 ............ 100 113,039
1,837,735
India — 0.0%
REI Agro Ltd.
(d)(e)(m)(o)
5.50%, 11/13/14
(a)
........... USD 220 —
5.50%, 11/13/14
(c)
........... 152 —
—
Ireland — 0.1%
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%, 03/15/32
(c)
. GBP 100 109,920
Italy — 0.6%
Cesar SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.54%, 09/30/31
(b)(c)
EUR 100 115,718
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
100 114,929
Fibercop SpA, 5.38%, 04/15/31
(c)
... 100 118,495
IMA Industria Macchine Automatiche
SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.95%, 04/15/29
(b)(c)
100 115,573
Itelyum Regeneration SpA, 5.75%,
04/15/30
(c)
................ 100 115,841
Kiko SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.45%, 01/15/32
(b)(c)
100 115,256
Multiversity SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.40%, 05/17/31
(b)
... 100 115,249
7.13%, 05/17/31 ............ 100 118,586
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.17%,
12/31/29
(b)(c)
............... 42 48,836
Telecom Italia Capital SA, 7.72%,
06/04/38 ................. USD 12 13,780
992,263
Japan — 0.5%
(c)
JX Advanced Metals Corp.
(o)(q)
0.00%, 06/04/29 ............ JPY 20,000 152,526
0.00%, 06/03/31 ............ 10,000 76,110
Nippon Steel Corp.
(o)(q)
0.00%, 02/14/29 ............ 10,000 61,718
0.00%, 02/14/31 ............ 10,000 61,748
Nissan Motor Co. Ltd., 5.25%, 07/17/29 EUR 100 115,862
SoftBank Group Corp.
5.25%, 10/10/29 ............ 100 114,839
6.38%, 04/22/30 ............ 100 117,095
5.88%, 07/10/31 ............ 100 114,623
814,521

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.1%
(c)
Aston Martin Capital Holdings Ltd.,
10.38%, 03/31/29 ........... GBP 100 $ 105,572
TER Finance Jersey Ltd., 4.50%,
10/31/31 ................. EUR 116 132,494
238,066
Luxembourg — 0.4%
ADLER Financing SARL, 8.25%,
(8.25% Cash or 8.25% PIK),
12/31/28
(n)
................ 59 70,371
Garfunkelux Holdco 3 SA, 9.00%,
09/01/28
(c)
................ 59 67,023
ION Platform Finance SARL
7.88%, 05/01/29
(a)
........... 100 102,847
6.50%, 09/30/30
(c)
........... 100 91,717
Maxam Prill SARL, 6.00%, 07/15/30
(c)
100 116,617
Vivion Investments SARL
(c)
8.25%, (8.25% Cash or 8.00% PIK),
02/28/29
(n)
.............. 101 115,343
5.63%, 06/08/30 ............ 100 110,488
674,406
Mauritius — 0.3%
(d)
Flourishing Trade & Investment Ltd.,
11.04%, 04/02/28
(a)
.......... USD 262 269,569
Resurgent Trade & Investments Ltd.,
9.52%, 12/05/27
(c)
........... 200 200,000
469,569
Netherlands — 0.2%
VZ Secured Financing BV, 5.25%,
01/15/33
(c)
................ EUR 100 108,855
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
USD 200 175,646
284,501
Norway — 0.1%
Athomstart Invest 1083 A/S, (3-mo.
EURIBOR at 0.00% Floor + 6.00%),
8.28%, 06/04/30
(a)(b)(c)
......... EUR 100 115,059
Sweden — 0.1%
Stena International SA, 7.25%,
01/15/31
(c)
................ USD 200 204,482
Switzerland — 0.0%
gategroup Finance Luxembourg SA,
3.00%, 02/28/27
(c)
........... CHF 35 43,406
United Kingdom — 1.1%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $67,985),
15.00%, ( 15.00% Cash or 15.00%
PIK), 06/19/26
(d)(e)(i)(m)(n)
........ GBP 53 52,676
Albion Financing 1 SARL, 5.38%,
05/21/30
(c)
................ EUR 100 118,270
Ardonagh Finco Ltd., 6.88%, 02/15/31
(a)
114 131,101
BCP V Modular Services Finance II
plc
(c)
4.75%, 11/30/28 ............ 100 107,989
6.50%, 07/10/31 ............ 100 98,834
Biffa Group Holdings Ltd., 5.25%,
06/15/31
(c)
................ 100 114,550
California Buyer Ltd., 5.63%, 02/15/32
(c)
100 116,120
CD&R Firefly Bidco plc, 8.63%,
04/30/29
(c)
................ GBP 100 135,961
Edge Finco plc, 8.13%, 08/15/31
(c)
.. 100 138,576
Froneri Lux FinCo SARL, 4.75%,
08/01/32
(c)
................ EUR 100 111,510
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Heathrow Finance plc, 6.63%,
03/01/31
(c)
................ GBP 100 $ 132,853
Ithaca Energy North Sea plc, 5.50%,
10/01/31
(c)
................ EUR 100 113,908
Neoen Finco plc, 5.50%, 06/15/31
(c)
. 100 116,395
OEG Finance plc, 7.25%, 09/27/29
(c)
. 100 118,314
Vmed O2 UK Financing I plc, 5.63%,
04/15/32
(c)
................ 100 100,560
Zegona Finance plc
(c)
6.75%, 07/15/29 ............ 90 106,468
4.25%, 01/15/32 ............ 100 114,697
1,928,782
United States — 4.6%
Adient Global Holdings Ltd., 7.50%,
02/15/33
(a)
................ USD 37 38,168
Advanced Energy Industries, Inc.,
0.00%, 05/15/31
(a)(o)(q)
......... 6 6,557
Allied Universal Holdco LLC, 4.88%,
06/01/28
(c)
................ GBP 100 131,780
AMC Global Media, Inc.
4.25%, 02/15/29
(o)
........... USD 16 17,020
4.25%, 02/15/29 ............ 33 29,174
Amentum Holdings, Inc., 7.25%,
08/01/32
(a)
................ 8 8,240
American Airlines Pass-Through Trust,
Series 2025-1, Class B, 5.65%,
11/11/34 .................. 19 18,799
Ardagh Group SA
(c)
9.50%, 12/01/30 ............ 56 59,808
11.00%, (11.00% Cash or 7.50%
PIK), 12/01/30
(n)
.......... EUR 104 112,038
Ardagh Metal Packaging Finance USA
LLC, 2.00%, 09/01/28
(c)
........ 100 111,137
Ashton Woods USA LLC, 6.88%,
08/01/33
(a)
................ USD 11 10,903
Bath & Body Works, Inc., 6.63%,
10/01/30
(a)
................ 72 73,446
Bausch + Lomb Corp., 8.38%,
10/01/28
(a)
................ 5 5,137
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc., 9.50%,
07/01/32
(a)
................ 3 2,837
Beazer Homes USA, Inc., 8.00%,
01/15/32
(a)
................ 9 9,024
Beignet Investor LLC, 6.58%,
05/30/49
(a)
................ 289 294,824
Big Sky Funding LLC, Class A2,
5.75%, (5.75% Cash or 5.75% PIK),
10/20/35
(d)(n)
............... 86 86,000
Bond US Bidco 1, Inc., 6.50%,
06/15/33
(c)
................ EUR 100 115,102
Bracelet Holdings, Inc., 9.25%,
07/02/28
(a)
................ USD 93 92,573
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost $117,743)
20.00%, (20.00% Cash or
20.00% PIK), 01/30/28
(d)(i)(n)
... 118 133,344
Caesars Entertainment, Inc., 4.63%,
10/15/29
(a)
................ 35 33,643
California Resources Corp., 7.00%,
01/15/34
(a)
................ 22 21,756
Carnival Corp. Ltd., 5.75%, 08/01/32
(a)
10 10,098
CCO Holdings LLC
(a)
4.75%, 02/01/32 ............ 7 6,244
7.00%, 02/01/33 ............ 104 101,991

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Centene Corp., 4.25%, 12/15/27 ... USD 54 $ 53,716
Churchill Downs, Inc., 4.75%,
01/15/28
(a)
................ 100 99,027
Citigroup, Inc., 5.92%, 12/11/30
(b)
... 86 81,628
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/31
(a)
........... 4 4,142
Cloud Software Group LLC
(a)
9.00%, 09/30/29 ............ 12 11,648
8.25%, 06/30/32 ............ 25 23,431
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/30
(a)
........... 14 13,810
Core Scientific, Inc., 0.00%, 06/15/31
(a)
(o)(q)
..................... 8 11,244
CoreWeave, Inc.
9.75%, 10/01/31
(a)
........... 69 68,848
8.50%, 07/15/32
(c)
........... EUR 100 112,464
Crescent Energy Finance LLC, 7.38%,
01/15/33
(a)
................ USD 20 19,880
CSC Holdings LLC, 11.25%, 05/15/28
(a)
200 128,990
Darling Global Finance BV, 4.50%,
07/15/32
(c)
................ EUR 100 115,223
DirecTV Financing LLC, 9.25%,
06/01/32
(a)
................ USD 4 4,064
Discovery Global Holdings, Inc., 3.76%,
03/15/27 ................. 84 83,265
DISH Network Corp., 3.38%, 08/15/26
(o)
14 13,482
EchoStar Corp.
10.75%, 11/30/29 ........... 5 5,403
6.75%, 11/30/30 ............ 5 5,083
ELK Grove Village Property LLC,
7.50%, 06/15/31
(a)
........... 236 237,595
EQT Corp., 7.50%, 06/01/30 ...... 10 10,797
Figeac Aero North America, Inc.,
(Acquired 08/19/25, cost $69,813),
7.79%, 07/23/30
(c)(d)(i)
......... EUR 60 67,356
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%, 03/12/40
(b)
........... USD 96 94,597
Five Point Operating Co. LP, 8.00%,
10/01/30
(a)
................ 5 5,118
FLYR - Secured Note, (1-mo. SOFR
at 0.50% Floor + 5.00%), 10.00%,
05/10/27
(b)(d)
............... 35 —
FMC Corp., 8.00%, 06/01/31
(a)
..... 81 84,304
Ford Motor Credit Co. LLC, 4.27%,
01/09/27 ................. 250 249,267
Fortrea Holdings, Inc., 7.50%,
07/01/30
(a)
................ 5 5,069
Genesis Energy LP, 8.00%, 05/15/33 14 14,562
Granite Ridge Resources, Inc., 8.88%,
11/05/29
(a)
................ 204 202,041
GS Finance Corp.
(b)
5.95%, 01/15/31 ............ 230 221,146
6.11%, 02/17/31 ............ 104 100,578
7.35%, 02/17/31 ............ 215 209,053
Hertz Corp. (The), 6.75%, (6.75% Cash
or 6.75% PIK), 07/01/30
(a)(b)(n)(o)
... 7 6,538
Homes By West Bay LLC, 11.00%,
02/06/30
(d)
................ 317 305,905
ION Platform Finance US, Inc.
(a)
4.63%, 05/01/28 ............ 12 10,920
5.75%, 05/15/28 ............ 10 9,179
Iron Mountain, Inc., 4.75%, 01/15/34
(c)
EUR 100 113,501
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
USD 87 87,506
Security
Par (000)
Par (000) Value
United States (continued)
King US Bidco, Inc., (3-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.45%,
12/01/32
(b)(c)
............... EUR 100 $ 115,406
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 12.23%, 01/05/28
(a)(b)(d)(e)(m)
USD 164 122,111
Level 3 Financing, Inc.
(a)
7.00%, 03/31/34 ............ 6 6,187
7.50%, 02/15/37 ............ 1 1,026
LGI Homes, Inc., 7.00%, 11/15/32
(a)
. 33 32,794
Medline Borrower LP, 5.25%,
10/01/29
(a)
................ 100 99,389
Meridian Arc Holdco LLC, 6.25%,
04/30/31
(a)
................ 99 99,222
MGM Resorts International, 6.50%,
04/15/32 ................. 3 3,001
MKS, Inc., 4.25%, 02/15/34
(c)
...... EUR 100 112,836
Morgan Stanley Finance LLC, 6.18%,
05/08/31
(a)(b)(d)
.............. 408 459,771
NCR Atleos Corp., 9.50%, 04/01/29
(a)
USD 30 31,989
Neptune Bidco US, Inc., 9.50%,
02/15/33
(a)
................ 100 101,106
New Generation Gas Gathering LLC,
10.34%, 09/30/29
(a)(d)
......... 146 146,593
Nexstar Media, Inc., 4.75%, 11/01/28
(a)
110 107,758
Northern Oil & Gas, Inc., 7.88%,
10/15/33
(a)
................ 11 10,930
NRG Energy, Inc., 7.00%, 03/15/33
(a)
5 5,424
Oak-Eagle AcquireCo, Inc., 6.25%,
07/01/33
(c)
................ EUR 100 119,638
OneMain Finance Corp., 7.13%,
11/15/31 .................. USD 5 5,086
Pioneer Opco LLC, 7.00%, 05/15/33
(a)
11 11,194
QXO Building Products, Inc., 6.50%,
07/15/31
(a)
................ 3 3,058
Resort Communities LoanCo. LP,
12.00%, 11/21/28
(a)(d)(e)(m)
....... 482 490,878
Rocket Cos., Inc.
(a)
6.13%, 08/01/30 ............ 4 4,069
6.38%, 08/01/33 ............ 4 4,068
Schneider Electric SE, 0.25%,
09/30/34
(c)(o)
............... EUR 100 116,601
Seagate Data Storage Technology Pte.
Ltd.
(a)
8.25%, 12/15/29 ............ USD 61 63,785
8.50%, 07/15/31 ............ 29 30,304
9.63%, 12/01/32 ............ 45 49,619
Select Medical Corp., 6.25%,
12/01/32
(a)
................ 12 11,657
Service Properties Trust
0.00%, 09/30/27
(a)(q)
.......... 36 33,380
8.88%, 06/15/32 ............ 72 74,128
Shift4 Payments LLC, 5.50%,
05/15/33
(c)
................ EUR 100 111,852
Six Flags Entertainment Corp., 8.63%,
01/15/32
(a)
................ USD 9 9,267
SM Energy Co.
(a)
6.75%, 08/01/29 ............ 5 5,091
8.63%, 11/01/30 ............ 20 21,004
Solaris Energy Infrastructure LLC,
6.38%, 05/15/31
(a)
........... 57 57,636
Solaris Energy Infrastructure, Inc.,
0.25%, 10/01/31
(o)
........... 133 216,291
Sonder Holdings, Inc., 7.00%, (7.00%
Cash or 7.00% PIK), 12/10/27
(d)(e)(m)(n)
191 —

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(e)(m)
............. USD 1 $ 905
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 13 12,185
Series 2017-1A,Class A, 3.65%,
02/15/30
(e)(m)
............. 35 31,174
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(a)(p)
............... 31 29,566
Stem, Inc. , 0.50%, 12/01/28
(a)(o)
.... 6 2,400
STL Holding Co. LLC, 8.75%,
02/15/29
(a)
................ 9 9,345
Texas Capital Bancshares, Inc., (1-day
SOFR + 1.94%), 5.30%, 02/27/32
(b)
37 36,617
TransDigm, Inc., 4.63%, 01/15/29 ... 100 98,408
Transocean International Ltd., 8.25%,
05/15/29
(a)
................ 11 11,358
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%,
05/01/28 ................. 6 5,368
Uniti Services LLC, 7.50%, 10/15/33
(a)
5 5,262
Venture Global LNG, Inc., 7.00%,
01/15/30
(a)
................ 14 14,279
Venture Global Plaquemines LNG
LLC
(a)
6.50%, 01/15/34 ............ 2 2,084
6.75%, 01/15/36 ............ 2 2,121
VoltaGrid LLC, 7.38%, 11/01/30
(a)
... 36 37,374
Whirlpool Corp., 7.50%, 07/01/31
(a)
.. 41 41,490
Xerox Corp., 10.25%, 10/15/30
(a)
... 60 52,792
7,706,900
Total Corporate Bonds — 10.4%
(Cost: $19,042,325) .............................. 17,509,793
Floating Rate Loan Interests
France — 0.1%
Parts Europe SA, 1st Lien Term Loan B,
(1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.56%
,
 02/06/31
(b)
..... EUR 112 128,910
Germany — 0.0%
TK Elevator Midco GmbH, 1st Lien
Term Loan B1, (6-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.15%
,
 04/30/30
(b)
........... 54 61,692
Jersey, Channel Islands — 0.1%
Vita Global Finco Ltd., 1st Lien Term
Loan B
(b)(d)(n)
(6-mo. EURIBOR at 0.00% Floor +
0.00%), 10.17% (10.17% Cash or
10.17% PIK), 07/06/27 ...... 74 63,506
(Daily SONIA at 0.00% Floor +
8.00%), 11.73% (11.73% Cash or
11.73% PIK), 07/06/27 ...... GBP 44 43,526
107,032
Netherlands — 0.2%
Ziggo BV, Facility 1st Lien Term Loan P,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 5.88%
,
 05/31/33
(b)
..... EUR 311 347,406
Security
Par (000)
Par (000) Value
Spain — 0.1%
Areas Worldwide SA, Facility 1st
Lien Term Loan B5, (6-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.09%
,
 12/31/29
(b)
........... EUR 87 $ 99,815
United Kingdom — 0.1%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.49%
,
 05/12/31 ............ 88 94,813
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10, (Daily
SONIA at 0.00% Floor + 4.75%),
8.48%
,
 04/30/29 ............ GBP 34 45,413
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.79%
,
 06/30/28 ............ EUR 31 35,630
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.68%
,
 04/03/29 ............ 64 63,202
239,058
United States — 0.8%
(b)
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.11%
,
 02/01/30 . USD 98 91,074
Argento LLC, Facility 1st Lien
Term Loan A, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
7.64%
,
 04/30/31
(d)
........... 64 63,680
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.14% 08/01/28 ...... —
(r)
264
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.49%
,
 09/29/28 . 32 29,636
Coreweave Financing DDTL V LLC,
Delayed Draw 1st Lien Term Loan,
(1-day SOFR at 0.00% Floor +
4.50%), 8.10%
,
 11/17/31 ....... 60 60,848
CPV Fairview LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.23%
,
 08/14/31 . 42 41,753
Crescent Midstream Operating LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
7.40%
,
 02/18/33 ............ 98 98,520
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 8.25%
,
 04/15/27 ..... 15 10,536
DirecTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.16%
,
 02/17/31 ............ 52 52,546
Discovery Global Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.14%
,
 06/03/33 ............ 186 186,329
ECL Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
6.64%
,
 08/30/30 ............ 90 89,986

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Galaxy Universal LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
10.19% (10.19% Cash or 10.19%
PIK),  05/16/28
(d)(n)
........... USD 201 $ 188,901
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.58%
,
 04/30/28 . 15 12,193
Hunterstown Generation LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.37%
,
 11/06/31 ............ 43 42,768
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.43%
,
 10/25/28
(d)(e)(m)
......... 19 9,609
ITG Communications LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
8.45%
,
 07/09/31 ............ 52 50,931
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.14%
,
 04/26/30 ............ 34 33,757
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
7.64%
,
 01/28/32 ............ 13 12,642
Maverick Gaming LLC, 1st Lien Term
Loan, (US Prime Rate at 1.00%
Floor + 7.50%), 15.25% 06/05/28
(d)(e)
(m)
...................... 26 —
Ohio Power Partners LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
6.39%
,
 11/12/32
(d)
........... 32 32,257
Peninsula Pacific Entertainment LLC,
Facility 1st Lien Term Loan B, (6-mo.
CME Term SOFR at 0.00% Floor +
4.75%), 8.60%
,
 10/01/32
(d)
..... 90 89,712
Redstone Buyer LLC, 1st Lien Term
Loan B1, 12.00%
,
 12/31/30 ..... 12 3,578
Runitonetime LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor + 0.00%), 16.12% 10/15/26
(d)
24 18,307
West Deptford Energy Holdings LLC,
1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor +
4.00%), 7.62%
,
 07/26/32 ...... 30 29,934
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%; 3-mo. CME Term
SOFR at 0.50% Floor + 4.00% at
0.50% Floor + 0.00%), 7.63% -
7.73%
,
 11/19/29 ............ 41 28,825
1,278,586
Total Floating Rate Loan Interests — 1.4%
(Cost: $2,350,799) .............................. 2,262,499
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Mexico — 0.1%
Petroleos Mexicanos
6.49%, 01/23/27 ............ USD 10 $ 10,065
5.35%, 02/12/28 ............ 10 9,993
6.50%, 01/23/29 ............ 40 40,830
8.75%, 06/02/29 ............ 155 165,664
226,552
Total Foreign Agency Obligations — 0.1%
(Cost: $224,615) ................................ 226,552
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The), 0.00%,
12/15/27
(b)(q)
............... ARS 3,934 6,725
Brazil — 0.1%
Nota Do Tesouro Nacional
10.00%, 01/01/27 ........... BRL 1 162,471
10.00%, 01/01/31 ........... —
(r)
56,367
218,838
Chile — 0.1%
Bonos de la Tesoreria de la Republica
en pesos, 5.00%, 10/01/28
(a)(c)
... CLP 110,000 120,068
Colombia — 0.1%
Republic of Colombia
12.50%, 02/27/30 ........... COP 58,500 17,173
7.75%, 09/18/30 ............ 349,700 87,662
7.00%, 06/30/32 ............ 29,500 6,832
13.25%, 02/09/33 ........... 101,300 31,225
11.75%, 01/24/35 ........... 240,000 68,874
6.25%, 07/09/36 ............ 88,000 17,554
7.25%, 10/26/50 ............ 47,600 8,856
238,176
Czech Republic — 0.0%
Czech Republic
3.60%, 06/03/36 ............ CZK 330 14,360
4.00%, 04/04/44 ............ 110 4,554
18,914
Egypt — 0.0%
Arab Republic of Egypt
24.46%, 10/01/27 ........... EGP 394 7,899
24.14%, 12/03/27 ........... 45 897
21.38%, 02/04/28 ........... 572 11,153
23.44%, 07/01/28 ........... 407 8,108
28,057
France — 0.1%
French Republic, 3.20%, 05/25/35
(a)(c)
EUR 71 79,400
Hungary — 0.1%
Hungary Government Bond
7.00%, 10/24/35 ............ HUF 22,980 84,093
6.25%, 09/23/37 ............ 11,230 39,676
3.00%, 10/27/38 ............ 15,780 41,172
164,941
Indonesia — 0.0%
Republic of Indonesia, 7.00%, 05/15/27 IDR 1,235,000 68,753
Ireland — 0.3%
Republic of Ireland, 2.60%, 10/18/34
(c)
EUR 461 514,657

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.4%
Buoni Poliennali del Tesoro
(c)
2.95%, 07/01/30 ............ EUR 232 $ 265,529
2.85%, 02/01/31 ............ 305 346,594
612,123
Japan — 0.0%
Japan Government Bond, 3.20%,
09/20/55 ................. JPY 6,700 36,284
Mexico — 0.3%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 26 151,163
8.50%, 03/01/29 ............ 12 70,869
7.75%, 11/13/42 ............ 36 177,810
8.00%, 04/29/55 ............ 2 12,012
411,854
Paraguay — 0.0%
Republic of Paraguay, 8.50%,
04/04/38
(a)
................ PYG 56,000 8,829
Peru — 0.0%
Republic of Peru
(c)
5.40%, 08/12/34 ............ PEN 125 35,649
7.60%, 08/12/39 ............ 66 20,716
56,365
Philippines — 0.1%
Republic of Philippines
6.38%, 07/27/30 ............ PHP 2,500 40,212
6.00%, 08/20/30 ............ 5,495 87,177
127,389
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 288 79,698
4.75%, 07/25/29 ............ 165 44,308
4.00%, 07/25/31 ............ 45 11,580
5.00%, 10/25/34 ............ 187 49,336
5.00%, 10/25/35 ............ 234 61,176
2.00%, 08/25/36
(b)
........... 25 6,199
252,297
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 423 8,384
30.00%, 09/12/29 ........... 260 5,012
28.08%, 09/27/34 ........... 487 9,339
22,735
Romania — 0.0%
Romania Government Bond
6.75%, 04/25/35 ............ RON 80 17,506
4.25%, 04/28/36 ............ 85 15,272
32,778
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 3,093 190,338
7.00%, 02/28/31 ............ 2,589 152,599
8.50%, 01/31/37 ............ 1,049 63,749
8.75%, 02/28/48 ............ 407 24,408
431,094
Spain — 0.9%
Bonos y Obligaciones del Estado
2.70%, 01/31/30 ............ EUR 261 297,951
2.60%, 05/31/31 ............ 440 497,929
3.15%, 04/30/35
(a)(c)
.......... 63 71,669
Security
Par (000)
Par (000) Value
Spain (continued)
3.30%, 04/30/36
(a)(c)
.......... EUR 478 $ 546,230
1,413,779
United Kingdom — 0.3%
U.K. Treasury Bonds, 4.38%, 03/07/30
(c)
GBP 422 562,233
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 350 9,681
8.00%, 10/29/35 ............ 478 12,174
21,855
Total Foreign Government Obligations — 3.3%
(Cost: $5,375,056) .............................. 5,448,144
Shares
Shares
Grantor Trust
SPDR Gold Shares
(j) (k)
.......... 7,413 2,730,801
Total Grantor Trust — 1.6%
(Cost: $3,077,358) .............................. 2,730,801
Investment Companies
Invesco Senior Loan ETF ........ 10,731 218,590
iShares Broad USD High Yield
Corporate Bond ETF
(f)(h)
....... 4,187 155,003
iShares China Large-Cap ETF
(f)(h)
... 7,209 227,732
iShares Core S&P Small-Cap ETF
(f)(h)
637 94,473
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(h)(j)
........ 12,152 1,171,939
iShares MSCI Brazil ETF
(h)
....... 1,992 68,724
iShares MSCI Emerging Markets ETF
(h)
2,700 184,707
iShares Russell 2000 ETF
(f)(h)
...... 1,400 420,630
KraneShares CSI China Internet ETF
(f)
6,522 159,593
State Street Blackstone Senior Loan
ETF
(f)
.................... 8,948 360,515
State Street SPDR S&P Biotech ETF 1,600 253,200
State Street SPDR S&P Homebuilders
ETF
(f)
.................... 635 73,381
State Street SPDR S&P Regional
Banking ETF
(f)
.............. 1,402 104,940
VanEck Semiconductor ETF
(f)
...... 296 194,143
Total Investment Companies — 2.2%
(Cost: $3,459,749) .............................. 3,687,570
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB , 7.38% , 10/01/29
(a)
........ USD 100 104,416
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 104,416

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... USD 106 $ 87,303
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 147 131,524
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 53,812
272,639
Commercial Mortgage-Backed Securities — 0.9%
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.00%, 12/15/34
(a)(b)
100 98,380
United States — 0.9%
1301 Trust, Series 2025-1301, Class A,
5.23%, 08/11/42
(a)(b)
.......... 30 29,964
BAMLL Trust, Series 2025-ASHF, Class
E, (1-mo. CME Term SOFR at 5.25%
Floor + 5.25%), 8.88%, 02/15/42
(a)(b)
62 62,475
BFLD Commercial Mortgage Trust,
Series 2025-5MW, Class E, 8.18%,
10/10/42
(a)(b)
............... 100 102,751
BMP Commercial Mortgage Trust,
Series 2024-MF23, Class E, (1-mo.
CME Term SOFR at 3.39% Floor +
3.39%), 7.01%, 06/15/41
(a)(b)
.... 20 20,002
BX Commercial Mortgage Trust
(a)(b)
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.27%, 12/15/39 ... 83 83,672
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.02%, 03/15/41 ... 52 52,507
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 60,484
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 80,750
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.07%, 04/15/41 ... 69 69,305
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 6.51%, 06/15/41 ... 21 20,815
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 7.56%, 06/15/41 ... 53 52,231
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 6.57%, 03/15/30 ... 41 41,450
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,514
CONE Trust, Series 2024-DFW1, Class
E, (1-mo. CME Term SOFR at 3.89%
Floor + 3.89%), 7.51%, 08/15/41
(a)(b)
30 29,792
DGWD Trust, Series 2025-INFL, Class
A, (1-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.23%, 08/15/35
(a)(b)
48 48,081
DK Trust, Series 2025-LXP, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 5.23%, 08/15/37
(a)(b)
10 10,031
Security
Par (000)
Par (000) Value
United States (continued)
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... USD 45 $ 45,043
GS Mortgage Securities Corp. Trust,
Series 2025-800D, Class A, (1-mo.
CME Term SOFR at 2.65% Floor +
2.65%), 6.29%, 11/25/41
(a)(b)
.... 140 139,565
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 32,541
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 6.81%, 05/15/37
(a)(b)
.... 100 100,062
LoanCore 2025 Issuer LLC, Series
2025-CRE8, Class A, (1-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 5.02%, 08/17/42
(a)(b)
.... 100 100,125
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 13 13,000
Morgan Stanley Capital I Trust, Series
2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
...................... 17 16,000
PRM5 Trust, Series 2025-PRM5, Class
D, 5.81%, 03/10/33
(a)(b)
........ 50 49,485
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,424
VEGAS, Series 2024-GCS, Class C,
6.42%, 07/10/36
(a)(b)
.......... 50 50,506
VEGAS Trust, Series 2024-GCS, Class
D, 6.42%, 07/10/36
(a)(b)
........ 44 43,852
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35
(a)(b)
.......... 100 100,079
1,473,506
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $1,913,660) .............................. 1,844,525
Preferred Securities
Capital Trusts — 1.4%
Finland — 0.1%
Stora Enso OYJ , (5-Year EURIBOR ICE
Swap Rate + 2.84%), 5.63%
(b)(c)(s)
. EUR 100 116,472
France — 0.2%
(b)(c)(s)
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75% .... 100 116,524
Electricite de France SA , (5-Year
EURIBOR ICE Swap Rate + 2.07%),
4.38% ................... 100 113,618
230,142
Germany — 0.7%
(b)(c)
Aroundtown Finance SARL , (5-Year
EURIBOR ICE Swap Rate + 3.43%),
5.25%
(s)
.................. 100 109,995
Bayer AG , (5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 ....... 100 117,679
Commerzbank AG , (5-Year EUR Swap
Annual + 6.74%), 6.50%
(s)
...... 200 242,530
Deutsche Bank AG
(s)
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63% ........... 200 227,994
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13% ........... 200 243,982

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Wintershall Dea Finance 2 BV , (5-Year
EURIBOR ICE Swap Rate + 3.94%),
6.12%
(s)
.................. EUR 100 $ 118,404
1,060,584
Italy — 0.1%
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(s)
.......... 100 115,858
Luxembourg — 0.0%
Vivion Investments SARL , (5-Year
EURIBOR ICE Swap Rate + 6.16%),
8.13%
(b)(c)(s)
................ 100 102,745
Spain — 0.1%
Telefonica Emisiones SA , (EUAMDB08
+ 2.13%), 4.88%
(b)(c)(s)
......... 100 113,382
United Kingdom — 0.1%
(b)
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%, 05/21/55
(c)
..... GBP 100 135,787
Vodafone Group plc , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%),
4.13%, 06/04/81 ............ USD 4 3,722
139,509
United States — 0.1%
(b)(s)
Citigroup, Inc.
Series GG, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.89%), 6.88% .... 4 4,097
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95% .... 4 4,092
JPMorgan Chase & Co., Series OO , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50% ................... 4 4,096
Stellantis NV
(c)
(5-Year EURIBOR ICE Swap Rate +
4.24%), 6.88% ........... EUR 100 111,524
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.08%),
8.25% ................. GBP 100 129,502
Sunoco LP , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 4.23%), 7.88%
(a)
........... USD 22 22,879
Venture Global LNG, Inc. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
25 24,408
300,598
Total Capital Trusts — 1.4%
(Cost: $2,097,420) .............................. 2,179,290
Shares
Shares
Preferred Stocks — 2.6%
Brazil — 0.1%
Banco Bradesco SA (Preference) ... 21,447 75,031
Neon Payments Ltd.
(d)(e)
......... 319 102,380
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 4,588 33,568
210,979
Security
Shares
Shares Value
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $215,532)
(d)(e)(i)
.... 1,967 $ 657,450
Finland — 0.0%
Aiven OY, Series D
(d)(e)
.......... 647 7,893
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(e)(i)
.......... 30 —
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(e)(i)
...................... 32 —
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)
(e)(i)
...................... 228 —
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(e)(i)
.............. 4,842 13,167
United States — 2.1%
Alphabet, Inc., Series A, 6.25%
(o)
... 2,450 124,681
Alphabet, Inc., Series B, 6.25%
(o)
... 2,450 123,235
Anduril Investors LLC, Series G
(d)(e)
.. 1,197 82,533
Anthropic PBC, Series F, (Acquired
08/18/25, cost $65,127)
(d)(e)(i)
.... 462 272,122
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(d)
(e)(i)
...................... 140 22,789
CoreWeave, Inc., 10.00%, (10.00%
Cash or 10.00% PIK)
(d)(n)
....... 83,000 90,470
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(d)(e)(i)
.... 6,177 1,256,773
Databricks, Inc., Series G, (Acquired
02/01/21, cost $102,873)
(d) (e)(i)
... 1,740 354,020
Davidson Homes, Inc., 12.00%,
(12.00% Cash or 12.00% PIK)
(d)(n)
. 139 157,400
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(s)
........ 285 284,644
EXO Capital Technologies, Inc.,
Series D, (Acquired 08/14/24, cost
$3,025)
(d)(e)(i)
............... 4,957 3,668
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(e)(i)
.... 51,330 113,439
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(e)(i)
.... 3,376 9,588
Lessen Holdings, Inc., Series B
(d)(e)
.. 2,050 —
Lessen Holdings, Inc., Series BX
(d)(e)
. 6,246 —
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(e)(i)
.... 10,057 40,932
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $19,100)
(d)(e)(i)
.... 955 7,583
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(e)(i)
.... 70 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $73,361)
(d)(e)(i)
.... 8,220 —
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(e)(i)
.... 1,532 73,980
RSA Security LLC, Class A
(d)(e)
..... 1,838 —
RSA Security LLC, Class B
(d)(e)
..... 5,513 —
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)
(e)(i)
...................... 1,720 211,870

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21 , cost $52,640)
(d)
(e)(i)
...................... 554 $ 71,693
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(e)(i)
.... 1,894 57,123
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(e)(i)
.............. 12,134 47,444
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(e)(i)
............... 1,487 6,022
Verge Genomics
(d)(e)
............ 13,831 2,213
Veritas Newco
(e)
............... 294 5,875
Veritas Newco, Series G-1
(e)
...... 203 3,954
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%, (12.00% Cash or 12.00%
PIK)
(d)(i)(n)
................. 14,803 96,516
Wells Fargo & Co., Series L, 7.50%
(f)(o)(s)
46 53,222
3,573,789
Total Preferred Stocks — 2.6%
(Cost: $2,914,915) .............................. 4,463,278
Trust Preferreds — 0.0%
United States — 0.0%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.30%, 10/30/40
(b)
3,609 103,759
Total Trust Preferreds — 0.0%
(Cost: $98,904) ................................ 103,759
Total Preferred Securities — 4.0%
(Cost: $5,111,239) ............................... 6,746,327
Rights
Walgreens Boots Alliance, Inc., CVR
(d)
(e)
...................... 2,251 1,193
Total Rights — 0.0%
(Cost: $1,193) ................................. 1,193
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2021-DNA2, Class B2,
(30-day Average SOFR
at 0.00% Floor + 6.00%),
9.63% ,  08/25/33 ........ USD 17 20,899
Series 2022-DNA1, Class B1,
(30-day Average SOFR
at 0.00% Floor + 3.40%),
7.03% ,  01/25/42 ........ 17 17,211
38,110
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.68% ,  04/25/30 ........ USD 114 $ 5,642
Series K116, Class X1,
1.51% ,  07/25/30 ........ 96 4,416
Series K120, Class X1,
1.12% , 10/25/30 ........ 382 13,550
Series KL06, Class XFX,
1.46% ,  12/25/29 ........ 97 3,805
Series KW09, Class X1,
0.87% ,  05/25/29 ........ 361 6,655
34,068
Mortgage-Backed Securities — 1.6%
Uniform Mortgage-Backed Securities,
3.50%, 07/25/56
(t)
........... 2,961 2,686,182
Total U.S. Government Sponsored Agency Securities
—
1.6%
(Cost: $2,755,337) .............................. 2,758,360
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 1
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired
09/20/22, cost $0) (Issued/
Exercisable 09/20/22, 1 Share for 1
Warrant, Expires 09/20/32)
(d)(e)(i)
.. 845 8
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(d)(e)(i)
......... 5,834 232
United States — 0.0%
(e)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 03/11/27, Strike
Price USD 11.50) ............ 1,268 89
Davidson Homes, Inc., Class A (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 2,461
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 1,130 8
Flagstar Financial, Inc., (Acquired
03/11/24, cost $0) ( Issued/
Exercisable 03/11/24, 1,000 Shares
for 1 Warrant, Expires 03/11/31,
Strike Price USD 2.50)
(d)(i)
...... 14 42,757
FLYR, Inc., Series D-X (Issued/
Exercisable 08/18/25, 1 Share for
1 Warrant, Expires 12/31/49, Strike
Price USD 0.01)
(d)
........... 264 —

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 $ 1
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant,
Strike Price USD 0.34)
(d)
....... 53,113 1
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 4
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 60
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
69.00) ................... 724 23
Sonder Enterprises, Inc. (Issued/
Exercisable 04/11/25, 1 Share for
1 Warrant, Expires 04/11/30, Strike
Price USD 1.00)
(d)
........... 4,568 —
Sonder Enterprises, Inc. (Issued/
Exercisable 12/30/24, 1 Share for
1 Warrant, Expires 12/30/29, Strike
Price USD 0.01)
(d)
........... 458 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(d)(i)
.......... 1,825 9,088
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 1,351 32
54,524
Total Warrants — 0.0%
(Cost: $11,556) ................................. 54,765
Total Long-Term Investments — 97.6%
(Cost: $148,082,807) ............................. 163,771,661
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Brazil — 0.1%
Letras do Tesouro Nacional Treasury
Bills
(u)
13.79%, 10/01/26 ........... BRL 1 167,484
12.31%, 04/01/27 ........... —
(r)
47,342
214,826
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(u)
24.32%, 10/20/26 ........... EGP 925 17,590
Security
Par (000)
Par (000) Value
Egypt (continued)
24.56%, 06/29/27 ........... EGP 1,500 $ 24,577
42,167
Total Foreign Government Obligations — 0.1%
(Cost: $253,198) ................................ 256,993
Shares
Shares
Money Market Funds — 3.2%
(h)(v)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.82%
(w)
....... 3,013,475 3,014,380
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 3.54% ...... 2,327,526 2,327,526
Total Money Market Funds — 3.2%
(Cost: $ 5,341,906) .............................. 5,341,906
Total Short-Term Securities — 3.3%
(Cost: $5,595,104) .............................. 5,598,899
Total Options Purchased — 0.3%
(Cost: $600,063 ) ................................ 464,504
Total Investments Before Options Written — 101.2%
(Cost: $154,277,974) ............................. 169,835,064
Total Options Written — (0.8)%
(Premiums Received — $(583,521)) .................. (1,270,683)
Total Investments Net of Options Written — 100.4%
(Cost: $153,694,453) ............................. 168,564,381
Liabilities in Excess of Other Assets — (0.4)% ............ (745,943)
Net Assets — 100.0% .............................. $ 167,818,438

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Affiliate of the Fund.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,696,673, representing 2.80% of its net assets as of period end, and an original cost of $3,014,115.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Zero-coupon bond.
(r)
Rounds to less than 1,000.
(s)
Perpetual security with no stated maturity date.
(t)
Represents or includes a TBA transaction.
(u)
Rates are discount rates or a range of discount rates as of period end.
(v)
Annualized 7-day yield as of period end.
(w)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Par/Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,125,309 $ — $ (2,110,174)
(a)
$ (755) $ — $ 3,014,380 3,013,475 $ 8,775
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 7,829,363 — (5,501,837)
(a)
— — 2,327,526 2,327,526 110,877 —
iShares Broad USD High Yield
Corporate Bond ETF .... 156,573 — — — (1,570) 155,003 4,187 4,437 —
iShares China Large-Cap ETF 352,152 10,305 (85,228) (1,908) (47,589) 227,732 7,209 1,820 —
iShares Core S&P Small-Cap
ETF ................ 76,555 — — — 17,918 94,473 637 399 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,169,995 — — — 1,944 1,171,939 12,152 25,398 —
iShares MSCI Brazil ETF ... 63,286 — — — 5,438 68,724 1,992 659 —
iShares MSCI Emerging
Markets ETF .......... — 192,139 — — (7,432) 184,707 2,700 — —
iShares Russell 2000 ETF ... — 346,181 — — 74,449 420,630 1,400 974 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 46,275 — — — 3,470 49,745 462,748 — —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... — — — — — — 414,143 — —
Quintis HoldCo Pty. Ltd. .... 1 — — — 1 2 218,994 — —
$ (2,663) $ 46,629 $ 7,714,861 $ 153,339 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 8 07/28/26 $ 385 $ (981)
Euro-Bobl ............................................................... 46 09/08/26 6,064 39,054
Euro-BTP ............................................................... 19 09/08/26 2,591 23,997
Euro-Bund .............................................................. 9 09/08/26 1,309 11,445
Euro-OAT ............................................................... 5 09/08/26 685 6,656
Euro-Schatz ............................................................. 26 09/08/26 3,148 9,090
Short Euro-BTP ........................................................... 2 09/08/26 245 977
KOSPI 200 Index .......................................................... 3 09/10/26 670 59,645
OSE Nikkei 225 Index ....................................................... 9 09/10/26 3,926 339,129
Japan 10-Year Bond ........................................................ 2 09/14/26 1,572 663
EURO STOXX 50 Index ..................................................... 8 09/18/26 581 8,104
EURO STOXX Bank Index .................................................... 21 09/18/26 353 10,025
Russell 2000 E-Mini Index .................................................... 11 09/18/26 1,675 42,421
S&P 500 E-Mini Index ....................................................... 9 09/18/26 3,397 (26,317)
U.S. Treasury Long Bond ..................................................... 8 09/21/26 905 12,301
U.S. Treasury Ultra Bond ..................................................... 44 09/21/26 5,086 53,713
Long Gilt ................................................................ 4 09/28/26 473 4,695
3-mo. SOFR ............................................................. 8 03/14/28 1,922 (11,975)
3-mo. SOFR ............................................................. 8 03/20/29 1,924 (5,273)
577,369
Short Contracts
Euro-Buxl ............................................................... 1 09/08/26 127 (3,700)
FTSE 100 Index ........................................................... 1 09/18/26 140 (892)
Nasdaq-100 E-Mini Index ..................................................... 24 09/18/26 14,651 (259,147)
U.S. Treasury 10-Year Note ................................................... 74 09/21/26 8,122 (50,608)
U.S. Treasury 10-Year Ultra Note ............................................... 108 09/21/26 12,126 (63,493)
U.S. Treasury 2-Year Note .................................................... 46 09/30/26 9,480 8,882
U.S. Treasury 5-Year Note .................................................... 122 09/30/26 13,050 (533)
(369,491)
$ 207,878
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 31,224,750 USD 8,500 Morgan Stanley & Co. International plc 07/01/26 $ 635
BRL 2,365,823 USD 458,145 Barclays Bank plc 07/02/26 143
BRL 53,137 USD 10,200 BNP Paribas SA 07/02/26 93
USD 464,904 BRL 2,363,069 Wells Fargo Bank NA 07/02/26 7,150
INR 1,528,800 USD 16,000 Citibank NA 07/06/26 149
COP 276,959,403 USD 74,527 Citibank NA 07/17/26 6,206
COP 142,038,350 USD 41,000 Wells Fargo Bank NA 07/24/26 334
EUR 20,000 HUF 7,071,514 Natwest Markets plc 07/24/26 186
EUR 21,000 USD 23,885 Barclays Bank plc 07/24/26 132
EUR 41,000 USD 46,754 BNP Paribas SA 07/24/26 136
MYR 1,068,585 USD 259,535 Credit Agricole Corporate & Investment Bank SA 07/24/26 2,258
USD 29,141 AUD 42,000 Morgan Stanley & Co. International plc 07/24/26 75
USD 66,000 CAD 93,315 Wells Fargo Bank NA 07/24/26 136
USD 30,000 CLP 27,501,000 Wells Fargo Bank NA 07/24/26 160
USD 7,720 COP 26,473,424 Citibank NA 07/24/26 16
USD 110,943 EUR 97,000 Canadian Imperial Bank of Commerce 07/24/26 6
USD 35,000 JPY 5,647,083 Wells Fargo Bank NA 07/24/26 205
USD 34,000 PLN 127,197 BNP Paribas SA 07/24/26 189
ZAR 492,495 USD 30,000 Citibank NA 07/24/26 9
ZAR 2,362,855 USD 143,575 Credit Agricole Corporate & Investment Bank SA 07/24/26 399

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NGN 19,018,425 USD 12,732 Citibank NA 07/28/26 $ 857
BRL 243,871 USD 46,817 Goldman Sachs International 08/04/26 39
USD 454,881 BRL 2,367,185 Barclays Bank plc 08/04/26 67
MXN 2,904,000 USD 154,217 Morgan Stanley & Co. International plc 08/18/26 11,177
PLN 19,739 USD 5,243 Credit Agricole Corporate & Investment Bank SA 08/24/26 4
TRY 528,662 USD 10,811 BNP Paribas SA 08/24/26 45
TRY 1,159,116 USD 23,688 Morgan Stanley & Co. International plc 08/24/26 114
USD 2 CNY 15 Deutsche Bank AG 08/24/26 —
USD 8,806 CZK 183,270 Societe Generale SA 08/24/26 174
USD 140,567 HUF 42,551,153 Credit Agricole Corporate & Investment Bank SA 08/24/26 4,209
USD 163,843 IDR 2,909,368,308 Barclays Bank plc 08/24/26 2,100
USD 418,804 MXN 7,239,470 UBS AG 08/24/26 6,694
USD 52,666 PEN 178,495 Citibank NA 08/24/26 557
USD 163,973 PHP 9,902,312 Barclays Bank plc 08/24/26 3,267
USD 281,300 PLN 1,029,382 Wells Fargo Bank NA 08/24/26 7,674
USD 4,568 RON 21,003 HSBC Bank plc 08/24/26 1
USD 417,243 ZAR 6,779,092 Bank of America NA 08/24/26 5,234
USD 25,827 CLP 23,120,000 Goldman Sachs International 09/02/26 726
USD 31,167 CLP 27,749,000 HSBC Bank plc 09/02/26 1,039
USD 10,936 CLP 9,710,842 Morgan Stanley & Co. International plc 09/02/26 393
BRL 2,729,951 EUR 445,576 HSBC Bank plc 09/16/26 8,336
EUR 647,096 CHF 593,249 UBS AG 09/16/26 1,239
EUR 144,603 USD 165,739 HSBC Bank plc 09/16/26 21
GBP 239,673 EUR 276,600 JPMorgan Chase Bank NA 09/16/26 844
GBP 52,490 USD 69,500 JPMorgan Chase Bank NA 09/16/26 125
TRY 6,523,049 USD 129,477 Barclays Bank plc 09/16/26 2,093
USD 23,833 CAD 33,089 Wells Fargo Bank NA 09/16/26 421
USD 266,045 CHF 210,261 Barclays Bank plc 09/16/26 3,583
USD 5,241,501 EUR 4,519,470 Barclays Bank plc 09/16/26 60,781
USD 179,117 EUR 155,913 BNP Paribas SA 09/16/26 392
USD 222,970 EUR 191,702 Deutsche Bank AG 09/16/26 3,220
USD 117,767 EUR 102,279 HSBC Bank plc 09/16/26 523
USD 116,524 EUR 100,489 State Street Bank and Trust Co. 09/16/26 1,332
USD 1,992,027 GBP 1,488,466 Barclays Bank plc 09/16/26 17,657
USD 180,098 GBP 135,729 Canadian Imperial Bank of Commerce 09/16/26 61
USD 87,902 GBP 65,959 Morgan Stanley & Co. International plc 09/16/26 411
USD 1,577,774 HKD 12,325,103 BNP Paribas SA 09/16/26 1,961
USD 256,400 JPY 41,103,924 Toronto Dominion Bank 09/16/26 2,012
USD 224,046 JPY 36,057,126 UBS AG 09/16/26 893
USD 119,117 KRW 180,748,774 Barclays Bank plc 09/16/26 2,137
USD 650,224 NOK 6,155,353 State Street Bank and Trust Co. 09/16/26 29,052
ZAR 5,819,821 EUR 301,011 Canadian Imperial Bank of Commerce 09/16/26 8,011
MXN 9,030,104 EUR 443,947 Goldman Sachs International 09/17/26 4,117
USD 652,323 MXN 11,448,043 BNP Paribas SA 09/17/26 1,909
USD 22,950 CLP 20,327,039 Citibank NA 10/09/26 876
USD 33,562 CLP 29,829,960 Morgan Stanley & Co. International plc 10/09/26 1,168
216,163
USD 8,500 COP 31,224,750 Bank of America NA 07/01/26 (635)
BRL 1,410,486 USD 277,495 Wells Fargo Bank NA 07/02/26 (4,267)
USD 264,695 BRL 1,366,864 Barclays Bank plc 07/02/26 (83)
USD 23,000 BRL 119,980 Citibank NA 07/02/26 (241)
USD 30,906 COP 117,593,391 JPMorgan Chase Bank NA 07/07/26 (3,454)
INR 733,281 USD 7,781 Barclays Bank plc 07/13/26 (38)
INR 1,340,852 USD 14,219 Goldman Sachs International 07/13/26 (61)
ARS 12,201,750 USD 8,500 Citibank NA 07/22/26 (503)
AUD 69,100 USD 48,351 HSBC Bank plc 07/24/26 (530)
CLP 93,488,720 USD 104,000 HSBC Bank plc 07/24/26 (2,559)
CNY 1,013,778 USD 149,824 Bank of America NA 07/24/26 (311)
CZK 1,347,861 USD 63,680 Deutsche Bank AG 07/24/26 (216)
EUR 96,385 USD 110,329 Goldman Sachs International 07/24/26 (95)
HUF 60,017,394 USD 194,246 Citibank NA 07/24/26 (1,690)
INR 11,430,321 USD 120,926 BNP Paribas SA 07/24/26 (339)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KRW 56,999,251 USD 37,000 Citibank NA 07/24/26 $ (144)
MXN 402,373 USD 23,000 Citibank NA 07/24/26 (35)
MXN 2,129,615 USD 122,553 UBS AG 07/24/26 (1,006)
PEN 81,888 USD 24,000 Deutsche Bank AG 07/24/26 (62)
PHP 1,092,186 USD 18,000 BNP Paribas SA 07/24/26 (237)
PHP 1,397,250 USD 23,000 Citibank NA 07/24/26 (276)
PLN 451,795 USD 120,733 HSBC Bank plc 07/24/26 (637)
RON 142,337 USD 31,017 Deutsche Bank AG 07/24/26 (15)
THB 6,994,601 USD 213,809 HSBC Bank plc 07/24/26 (2,861)
USD 11,140 COP 38,733,780 Citibank NA 07/24/26 (132)
USD 138,278 EUR 121,000 Canadian Imperial Bank of Commerce 07/24/26 (107)
USD 40,385 GBP 30,500 BNP Paribas SA 07/24/26 (71)
USD 18,000 THB 602,100 Barclays Bank plc 07/24/26 (159)
USD 34,000 THB 1,137,980 Citibank NA 07/24/26 (320)
BRL 1,377,465 USD 264,695 Barclays Bank plc 08/04/26 (38)
PEN 290,955 USD 85,000 Citibank NA 08/12/26 (12)
USD 162,940 MXN 2,904,000 HSBC Bank plc 08/18/26 (2,454)
USD 7,452 EGP 410,844 Morgan Stanley & Co. International plc 08/20/26 (713)
PHP 1,221,700 USD 20,075 Bank of America NA 08/24/26 (248)
PHP 3,885,176 USD 63,583 Deutsche Bank AG 08/24/26 (530)
USD 132,163 COP 459,609,739 Citibank NA 08/24/26 (598)
USD 18,754 COP 65,295,637 JPMorgan Chase Bank NA 08/24/26 (107)
USD 5,649 CZK 120,506 Citibank NA 08/24/26 (27)
USD 8,712 CZK 185,596 Deutsche Bank AG 08/24/26 (29)
USD 4,626 CZK 98,399 UBS AG 08/24/26 (8)
USD 11,394 HUF 3,573,974 UBS AG 08/24/26 (59)
USD 16,145 RON 74,434 Deutsche Bank AG 08/24/26 (39)
USD 12,523 RON 57,690 Royal Bank of Canada 08/24/26 (21)
USD 12,622 UYU 510,544 HSBC Bank plc 08/24/26 (80)
USD 2,879 PHP 178,000 Bank of America NA 09/01/26 (9)
USD 7,049 PHP 437,175 Citibank NA 09/01/26 (43)
USD 44,181 PHP 2,736,265 Deutsche Bank AG 09/01/26 (213)
AUD 2,742,930 USD 1,920,517 Morgan Stanley & Co. International plc 09/16/26 (24,085)
CAD 3,963,333 USD 2,854,326 BNP Paribas SA 09/16/26 (50,112)
CAD 372,400 USD 268,234 Wells Fargo Bank NA 09/16/26 (4,746)
CHF 173,400 USD 219,404 Barclays Bank plc 09/16/26 (2,954)
CHF 2,488,321 USD 3,148,791 Citibank NA 09/16/26 (42,696)
CNY 31,500,530 USD 4,677,413 BNP Paribas SA 09/16/26 (13,226)
DKK 5,617,686 USD 871,884 Barclays Bank plc 09/16/26 (9,579)
EUR 872,523 USD 1,011,917 Barclays Bank plc 09/16/26 (11,734)
EUR 74,493 USD 86,120 Morgan Stanley & Co. International plc 09/16/26 (728)
EUR 274,726 USD 319,764 State Street Bank and Trust Co. 09/16/26 (4,843)
GBP 1,602,641 USD 2,144,828 Barclays Bank plc 09/16/26 (19,012)
GBP 69,068 USD 92,790 Wells Fargo Bank NA 09/16/26 (1,175)
HKD 2,482,477 USD 317,790 BNP Paribas SA 09/16/26 (395)
HUF 54,365,616 USD 175,352 Citibank NA 09/16/26 (1,247)
JPY 162,598,497 EUR 880,479 Natwest Markets plc 09/16/26 (3,000)
JPY 74,282,457 USD 462,505 HSBC Bank plc 09/16/26 (2,779)
JPY 1,454,176,812 USD 9,131,465 JPMorgan Chase Bank NA 09/16/26 (131,737)
JPY 20,278,724 USD 127,333 Natwest Markets plc 09/16/26 (1,830)
JPY 28,920,356 USD 181,545 Societe Generale SA 09/16/26 (2,560)
JPY 28,156,533 USD 177,151 Wells Fargo Bank NA 09/16/26 (2,894)
NOK 7,117,659 CHF 594,549 Goldman Sachs International 09/16/26 (23,873)
NZD 123,715 USD 72,112 Goldman Sachs International 09/16/26 (1,665)
PLN 932,408 USD 253,278 Credit Agricole Corporate & Investment Bank SA 09/16/26 (5,428)
SEK 4,951,846 USD 524,402 Goldman Sachs International 09/16/26 (11,497)
SGD 367,019 USD 287,078 Wells Fargo Bank NA 09/16/26 (1,835)
TWD 22,833,964 USD 719,951 UBS AG 09/16/26 (5,058)
USD 438,259 BRL 2,315,714 BNP Paribas SA 09/16/26 (2,078)
USD 212,000 BRL 1,117,452 Morgan Stanley & Co. International plc 09/16/26 (485)
USD 65,772 COP 230,088,360 Citibank NA 09/16/26 (319)
USD 363,158 EUR 318,237 Deutsche Bank AG 09/16/26 (1,641)
USD 307,874 IDR 5,563,584,717 HSBC Bank plc 09/16/26 (894)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 24,658 INR 2,368,662 Goldman Sachs International 09/16/26 $ (215)
USD 185,338 ZAR 3,089,626 State Street Bank and Trust Co. 09/16/26 (2,096)
IDR 3,306,418,204 USD 183,884 HSBC Bank plc 09/17/26 (398)
USD 44,471 BRL 244,101 Goldman Sachs International 04/02/27 (24)
(415,150)
$ (198,987)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ................ One-Touch
Goldman Sachs
International 07/14/26 USD 1.18 USD 1.18 EUR 5 $ 21
Put
USD Currency ................ One-Touch
Goldman Sachs
International 07/03/26 ZAR 15.75 ZAR 15.75 USD 3 —
USD Currency ................ One-Touch Bank of America NA 07/09/26 CNH 6.65 CNH 6.65 USD 3 3
USD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/10/26 INR 93.50 INR 93.50 USD 3 254
AUD Currency ................ One-Touch
Morgan Stanley & Co.
International plc 07/13/26 USD 0.68 USD 0.68 AUD 6 222
AUD Currency ................ One-Touch Deutsche Bank AG 07/16/26 USD 0.68 USD 0.68 AUD 4 348
EUR Currency ................ One-Touch Citibank NA 07/20/26 USD 1.13 USD 1.13 EUR 4 446
EUR Currency ................ One-Touch Bank of America NA 07/23/26 PLN 4.17 PLN 4.17 EUR 3 6
USD Currency ................ One-Touch Bank of America NA 07/23/26 ZAR 16.00 ZAR 16.00 USD 5 838
USD Currency ................ One-Touch Standard Chartered Bank 07/29/26 INR 94.10 INR 94.10 USD 3 938
EUR Currency ................ One-Touch
Morgan Stanley & Co.
International plc 08/05/26 HUF 350.00 HUF 350.00 EUR 3 713
EUR Currency ................ One-Touch Barclays Bank plc 11/05/26 HUF 345.00 HUF 345.00 EUR 3 608
EUR Currency ................ One-Touch JPMorgan Chase Bank NA 11/11/26 HUF 339.00 HUF 339.00 EUR 3 252
4,628
$ 4,649
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Amazon.com, Inc. ........................... 29 07/17/26 USD 285.00 USD 691 $ 450
EchoStar Corp. ............................. 2 07/17/26 USD 150.00 USD 20 25
Freeport-McMoRan, Inc. ....................... 12 07/17/26 USD 65.00 USD 75 2,460
Invesco QQQ Trust, Series 1 .................... 5 07/17/26 USD 730.00 USD 368 9,608
iShares China Large-Cap ETF ................... 169 07/17/26 USD 39.00 USD 534 44
iShares Expanded Tech-Software Sector ETF ........ 48 07/17/26 USD 105.00 USD 435 650
iShares MSCI Emerging Markets ETF .............. 20 07/17/26 USD 75.00 USD 137 625
KraneShares CSI China Internet ETF .............. 57 07/17/26 USD 31.00 USD 139 35
SPDR Gold Shares
(a)
......................... 16 07/17/26 USD 450.00 USD 589 199
State Street SPDR S&P 500 ETF Trust ............. 11 07/17/26 USD 745.00 USD 821 11,085
State Street SPDR S&P 500 ETF Trust ............. 11 07/17/26 USD 755.00 USD 821 5,073
State Street SPDR S&P Regional Banking ETF ....... 17 07/17/26 USD 75.00 USD 127 2,426
Williams Cos., Inc. (The) ....................... 11 07/17/26 USD 75.00 USD 82 1,568
State Street SPDR S&P 500 ETF Trust ............. 8 07/31/26 USD 760.00 USD 597 5,110
Nikkei 225 Index ............................ 1 08/14/26 JPY 70,000.00 JPY 70,062 21,372
Alphabet, Inc. .............................. 2 08/21/26 USD 420.00 USD 71 582
Amazon.com, Inc. ........................... 34 08/21/26 USD 285.00 USD 810 8,908
Apple, Inc. ................................ 10 08/21/26 USD 310.00 USD 289 4,650

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
ASML Holding NV ........................... 1 08/21/26 EUR 1,560.00 EUR 172 $ 28,153
Broadcom, Inc. ............................. 2 08/21/26 USD 460.00 USD 76 1,140
Cadence Design Systems, Inc. .................. 1 08/21/26 USD 400.00 USD 38 2,150
EURO STOXX Bank Index ..................... 16 08/21/26 EUR 305.00 EUR 235 4,662
Fifth Third Bancorp .......................... 23 08/21/26 USD 55.00 USD 130 7,820
Freeport-McMoRan, Inc. ....................... 12 08/21/26 USD 75.00 USD 75 1,908
Lam Research Corp. ......................... 3 08/21/26 USD 320.00 USD 130 38,100
Lumentum Holdings, Inc. ...................... 1 08/21/26 USD 1,200.00 USD 86 3,850
Meta Platforms, Inc. .......................... 1 08/21/26 USD 660.00 USD 56 943
Micron Technology, Inc. ....................... 1 08/21/26 USD 940.00 USD 115 28,417
Microsoft Corp. ............................. 2 08/21/26 USD 440.00 USD 75 1,090
MongoDB, Inc. ............................. 1 08/21/26 USD 340.00 USD 34 3,212
NVIDIA Corp. .............................. 4 08/21/26 USD 245.00 USD 80 550
Tesla, Inc. ................................. 2 08/21/26 USD 500.00 USD 84 1,550
UniCredit SpA .............................. 1 08/21/26 EUR 84.00 EUR 39 834
United Airlines Holdings, Inc. .................... 12 08/21/26 USD 120.00 USD 163 25,590
Walmart, Inc. .............................. 19 08/21/26 USD 130.00 USD 215 1,292
Williams Cos., Inc. (The) ....................... 8 08/21/26 USD 75.00 USD 59 2,380
Apple, Inc. ................................ 4 09/18/26 USD 330.00 USD 116 1,126
Apple, Inc. ................................ 12 09/18/26 USD 295.00 USD 347 15,570
Apple, Inc. ................................ 16 09/18/26 USD 320.00 USD 463 7,440
Carrier Global Corp. .......................... 8 09/18/26 USD 75.00 USD 59 3,880
Corning, Inc. ............................... 10 09/18/26 USD 195.00 USD 255 77,800
KraneShares CSI China Internet ETF .............. 54 09/18/26 USD 32.00 USD 132 1,243
Verizon Communications, Inc. ................... 65 09/18/26 USD 47.00 USD 275 3,673
Zoom Communications, Inc. .................... 11 09/18/26 USD 100.00 USD 95 3,850
Alphabet, Inc. .............................. 5 10/16/26 USD 375.00 USD 177 9,700
352,793
Put
State Street SPDR S&P 500 ETF Trust ............. 29 07/02/26 USD 720.00 USD 2,166 298
NVIDIA Corp. .............................. 37 07/17/26 USD 180.00 USD 740 3,774
Invesco QQQ Trust, Series 1 .................... 56 07/31/26 USD 695.00 USD 4,124 45,034
S&P 500 Index ............................. 1 07/31/26 USD 7,100.00 USD 750 2,923
State Street SPDR S&P 500 ETF Trust ............. 13 09/18/26 USD 730.00 USD 971 16,994
69,023
$ 421,816
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... HSBC Bank plc 07/02/26 THB 33.00 USD 57 $ 389
AUD Currency ........................... Goldman Sachs International 07/06/26 USD 0.69 AUD 47 373
AUD Currency ........................... JPMorgan Chase Bank NA 07/06/26 USD 0.73 AUD 94 —
USD Currency ........................... Bank of America NA 07/06/26 ZAR 17.00 USD 22 6
USD Currency ........................... BNP Paribas SA 07/09/26 COP 3,900.00 USD 46 1
USD Currency ........................... Goldman Sachs International 07/09/26 COP 3,900.00 USD 46 1
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/26 CLP 940.00 USD 35 98
USD Currency ........................... Morgan Stanley & Co. International plc 07/16/26 COP 4,050.00 USD 18 —
USD Currency ........................... BNP Paribas SA 08/11/26 COP 4,150.00 USD 46 12
USD Currency ........................... Deutsche Bank AG 08/20/26 MXN 17.60 USD 53 641
1,521
Put
AUD Currency ........................... Goldman Sachs International 07/02/26 USD 0.71 AUD 47 831
EUR Currency ........................... Bank of America NA 07/02/26 USD 1.17 EUR 859 23,368

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ........................... Morgan Stanley & Co. International plc 07/02/26 USD 1.14 EUR 500 $ 430
USD Currency ........................... Deutsche Bank AG 07/06/26 ZAR 16.30 USD 44 141
EUR Currency ........................... Goldman Sachs International 07/08/26 USD 1.15 EUR 72 356
EUR Currency ........................... BNP Paribas SA 07/23/26 USD 1.13 EUR 62 117
USD Currency ........................... UBS AG 07/23/26 KRW 1,450.00 USD 57 8
EUR Currency ........................... Morgan Stanley & Co. International plc 07/30/26 USD 1.14 EUR 101 386
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 59 150
25,787
$ 27,308
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.51 ............... Citibank NA 29,544 09/18/26 USD 212,598 $ 1,379
Payout at expiry if S&P 500 Index < 7195.99 and
EUR 5-Year swap < 2.59 ............... Citibank NA 39,392 09/18/26 USD 283,464 1,155
$ 2,534
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.35% Annual
Goldman Sachs
International 07/13/26 3 .35 % USD 150 $ —
Put
2-Year Interest Rate Swap
(a)
. 4.15% Annual 1-day SOFR Annual Citibank NA 08/27/26 4 .15 USD 3,150 5,184
2-Year Interest Rate Swap
(a)
. 2.90% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 08/28/26 2 .90 EUR 3,150 2,659
2-Year Interest Rate Swap
(a)
. 5.50% Annual 1-day SONIA Annual Citibank NA 11/09/26 5 .50 GBP 1,676 354
8,197
$ 8,197
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Cisco Systems, Inc. ........................... 9 07/17/26 USD 100.00 USD 106 $ (16,042)
Datadog, Inc. ............................... 6 07/17/26 USD 180.00 USD 156 (48,600)
Delta Air Lines, Inc. ........................... 11 07/17/26 USD 85.00 USD 103 (10,972)
General Electric Co. ........................... 3 07/17/26 USD 340.00 USD 112 (10,912)
Intel Corp. ................................. 6 07/17/26 USD 105.00 USD 84 (21,510)
iShares China Large-Cap ETF .................... 136 07/17/26 USD 42.00 USD 430 (6)
iShares MSCI Emerging Markets ETF ............... 20 07/17/26 USD 80.00 USD 137 (111)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
KraneShares CSI China Internet ETF ............... 57 07/17/26 USD 35.00 USD 139 $ (4)
Live Nation Entertainment, Inc. ................... 5 07/17/26 USD 180.00 USD 92 (3,425)
Micron Technology, Inc. ........................ 1 07/17/26 USD 680.00 USD 115 (47,827)
Cadence Design Systems, Inc. ................... 2 08/21/26 USD 450.00 USD 75 (1,860)
Lam Research Corp. .......................... 5 08/21/26 USD 400.00 USD 217 (36,837)
Lumentum Holdings, Inc. ....................... 2 08/21/26 USD 1,500.00 USD 172 (3,350)
Micron Technology, Inc. ........................ 2 08/21/26 USD 1,280.00 USD 231 (23,110)
MongoDB, Inc. .............................. 2 08/21/26 USD 410.00 USD 67 (2,225)
Palantir Technologies, Inc. ....................... 2 08/21/26 USD 180.00 USD 23 (131)
Alphabet, Inc. ............................... 4 09/18/26 USD 450.00 USD 141 (990)
Cadence Design Systems, Inc. ................... 3 09/18/26 USD 460.00 USD 113 (3,510)
Cameco Corp. ............................... 4 09/18/26 USD 150.00 USD 41 (450)
Cisco Systems, Inc. ........................... 13 09/18/26 USD 115.00 USD 153 (14,462)
CoreWeave, Inc. ............................. 3 09/18/26 USD 195.00 USD 30 (435)
Corning, Inc. ................................ 10 09/18/26 USD 260.00 USD 255 (42,775)
Datadog, Inc. ............................... 7 09/18/26 USD 220.00 USD 182 (40,180)
Delta Air Lines, Inc. ........................... 17 09/18/26 USD 90.00 USD 159 (16,490)
Edwards Lifesciences Corp. ..................... 14 09/18/26 USD 100.00 USD 127 (2,835)
Eli Lilly & Co. ............................... 1 09/18/26 USD 1,240.00 USD 120 (7,415)
First Solar, Inc. .............................. 2 09/18/26 USD 280.00 USD 47 (3,180)
Freeport-McMoRan, Inc. ........................ 20 09/18/26 USD 80.00 USD 126 (3,380)
General Electric Co. ........................... 2 09/18/26 USD 340.00 USD 75 (9,325)
General Electric Co. ........................... 4 09/18/26 USD 350.00 USD 149 (15,860)
KraneShares CSI China Internet ETF ............... 54 09/18/26 USD 38.00 USD 132 (371)
Lam Research Corp. .......................... 2 09/18/26 USD 380.00 USD 87 (19,055)
Lam Research Corp. .......................... 4 09/18/26 USD 390.00 USD 173 (36,030)
Live Nation Entertainment, Inc. ................... 7 09/18/26 USD 190.00 USD 128 (6,720)
Meta Platforms, Inc. ........................... 2 09/18/26 USD 760.00 USD 113 (895)
Meta Platforms, Inc. ........................... 3 09/18/26 USD 770.00 USD 169 (1,162)
Micron Technology, Inc. ........................ 1 09/18/26 USD 1,400.00 USD 115 (11,835)
Micron Technology, Inc. ........................ 1 09/18/26 USD 920.00 USD 115 (32,418)
Micron Technology, Inc. ........................ 1 09/18/26 USD 1,600.00 USD 115 (7,572)
Micron Technology, Inc. ........................ 2 09/18/26 USD 2,000.00 USD 231 (6,995)
Micron Technology, Inc. ........................ 3 09/18/26 USD 900.00 USD 346 (101,820)
Microsoft Corp. .............................. 6 09/18/26 USD 510.00 USD 224 (1,449)
Nasdaq-100 E-Mini Index ....................... 1 09/18/26 USD 32,000.00 USD 3,028 (69,600)
NVIDIA Corp. ............................... 22 09/18/26 USD 260.00 USD 440 (4,587)
NVIDIA Corp. ............................... 34 09/18/26 USD 240.00 USD 680 (14,280)
S&P 500 Index .............................. 1 09/18/26 USD 8,000.00 USD 750 (3,599)
Tesla, Inc. .................................. 5 09/18/26 USD 550.00 USD 210 (3,475)
Texas Instruments, Inc. ......................... 4 09/18/26 USD 360.00 USD 119 (5,490)
Valero Energy Corp. ........................... 4 09/18/26 USD 320.00 USD 104 (1,620)
Williams Cos., Inc. (The) ........................ 6 09/18/26 USD 85.00 USD 45 (465)
Alphabet, Inc. ............................... 10 10/16/26 USD 450.00 USD 353 (4,025)
(721,672)
Put
State Street SPDR S&P 500 ETF Trust .............. 29 07/02/26 USD 690.00 USD 2,166 (75)
Amazon.com, Inc. ............................ 19 07/17/26 USD 240.00 USD 453 (14,298)
Freeport-McMoRan, Inc. ........................ 6 07/17/26 USD 55.00 USD 38 (357)
iShares China Large-Cap ETF .................... 13 07/17/26 USD 35.00 USD 41 (4,366)
iShares Expanded Tech-Software Sector ETF ......... 48 07/17/26 USD 85.00 USD 435 (4,403)
Palo Alto Networks, Inc. ........................ 7 07/17/26 USD 250.00 USD 239 (312)
SPDR Gold Shares
(a)
.......................... 78 07/17/26 USD 400.00 USD 2,873 (245,035)
Williams Cos., Inc. (The) ........................ 11 07/17/26 USD 65.00 USD 82 (385)
S&P 500 Index .............................. 1 07/31/26 USD 6,900.00 USD 750 (1,658)
Amazon.com, Inc. ............................ 31 08/21/26 USD 220.00 USD 739 (18,677)
Apple, Inc. ................................. 10 08/21/26 USD 260.00 USD 289 (2,830)
ASML Holding NV ............................ 1 08/21/26 EUR 1,320.00 EUR 172 (2,362)
EURO STOXX Bank Index ...................... 8 08/21/26 EUR 265.00 EUR 117 (1,063)
Fifth Third Bancorp ........................... 23 08/21/26 USD 48.00 USD 130 (978)
Freeport-McMoRan, Inc. ........................ 9 08/21/26 USD 60.00 USD 57 (3,330)
Freeport-McMoRan, Inc. ........................ 22 08/21/26 USD 55.00 USD 138 (4,246)
Tesla, Inc. .................................. 1 08/21/26 USD 380.00 USD 42 (1,167)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
UniCredit SpA ............................... 1 08/21/26 EUR 72.00 EUR 39 $ (851)
United Airlines Holdings, Inc. ..................... 12 08/21/26 USD 100.00 USD 163 (1,116)
Walmart, Inc. ............................... 19 08/21/26 USD 110.00 USD 215 (5,776)
Williams Cos., Inc. (The) ........................ 8 08/21/26 USD 65.00 USD 59 (380)
Alphabet, Inc. ............................... 3 09/18/26 USD 330.00 USD 106 (3,503)
Amazon.com, Inc. ............................ 6 09/18/26 USD 220.00 USD 143 (4,815)
Apple, Inc. ................................. 4 09/18/26 USD 280.00 USD 116 (3,830)
Apple, Inc. ................................. 12 09/18/26 USD 255.00 USD 347 (4,290)
Apple, Inc. ................................. 14 09/18/26 USD 245.00 USD 405 (3,430)
Broadcom, Inc. .............................. 3 09/18/26 USD 350.00 USD 113 (6,563)
Carrier Global Corp. ........................... 8 09/18/26 USD 65.00 USD 59 (1,600)
Corning, Inc. ................................ 14 09/18/26 USD 150.00 USD 358 (6,440)
KraneShares CSI China Internet ETF ............... 27 09/18/26 USD 26.00 USD 66 (6,525)
Micron Technology, Inc. ........................ 1 09/18/26 USD 650.00 USD 115 (2,060)
Micron Technology, Inc. ........................ 1 09/18/26 USD 820.00 USD 115 (5,240)
Verizon Communications, Inc. .................... 65 09/18/26 USD 38.00 USD 275 (4,648)
Walt Disney Co. (The) ......................... 26 09/18/26 USD 90.00 USD 250 (6,292)
Zoom Communications, Inc. ..................... 11 09/18/26 USD 80.00 USD 95 (4,703)
Meta Platforms, Inc. ........................... 4 12/18/26 USD 420.00 USD 225 (4,070)
NVIDIA Corp. ............................... 13 12/18/26 USD 125.00 USD 260 (2,178)
(383,852)
$ (1,105,524)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 07/02/26 THB 33.50 USD 29 $ (4)
AUD Currency ............................. Goldman Sachs International 07/06/26 USD 0.73 AUD 94 —
USD Currency ............................. Deutsche Bank AG 07/06/26 ZAR 17.00 USD 22 (6)
USD Currency ............................. BNP Paribas SA 07/09/26 COP 3,900.00 USD 46 (1)
USD Currency ............................. Standard Chartered Bank 07/23/26 INR 96.00 USD 26 (32)
USD Currency ............................. Goldman Sachs International 07/30/26 TWD 31.95 USD 35 (157)
USD Currency ............................. Goldman Sachs International 07/30/26 CNH 6.78 USD 48 (130)
USD Currency ............................. BNP Paribas SA 08/06/26 COP 4,150.00 USD 23 (4)
USD Currency ............................. Morgan Stanley & Co. International plc 08/10/26 CLP 975.00 USD 35 (142)
USD Currency ............................. Goldman Sachs International 08/11/26 COP 4,150.00 USD 23 (6)
USD Currency ............................. Standard Chartered Bank 08/14/26 INR 95.00 USD 53 (347)
USD Currency ............................. Citibank NA 09/18/26 COP 3,500.00 USD 24 (554)
EUR Currency ............................. JPMorgan Chase Bank NA 11/11/26 HUF 380.00 EUR 25 (163)
–
(1,546)
–
Put
EUR Currency ............................. Bank of America NA 07/02/26 USD 1.14 EUR 859 (738)
EUR Currency ............................. Morgan Stanley & Co. International plc 07/02/26 USD 1.17 EUR 500 (13,607)
EUR Currency ............................. BNP Paribas SA 07/03/26 BRL 6.05 EUR 26 (722)
USD Currency ............................. Citibank NA 08/31/26 BRL 5.25 USD 29 (488)
–
(15,555)
–
$ (17,101)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual
Goldman Sachs
International 07/13/26 3 .05 % USD 230 $ —
Put
5-Year Interest Rate Swap
(a)
. 1-day TIIEOIS Monthly 8.00% Monthly BNP Paribas SA 07/22/26 8 .00 MXN 646 (40)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.70% Annual
Morgan Stanley & Co.
International plc 08/03/26 3 .70 USD 5,199 (33,011)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual Citibank NA 08/27/26 4 .45 USD 6,300 (3,220)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Citibank NA 08/28/26 3 .20 EUR 6,300 (1,096)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.80% Annual Deutsche Bank AG 09/14/26 3 .80 USD 1,719 (9,587)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.65% Annual
Morgan Stanley & Co.
International plc 10/09/26 4 .65 USD 838 (3,100)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.31% Annual Citibank NA 10/15/26 3 .31 EUR 2,700 (969)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.20% Annual Deutsche Bank AG 10/20/26 3 .20 EUR 4,983 (2,779)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.85% Annual
Goldman Sachs
International 10/21/26 3 .85 USD 6,179 (33,813)
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.52% Annual
Goldman Sachs
International 11/06/26 3 .52 EUR 1,044 (1,896)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.80% Annual Citibank NA 11/09/26 4 .80 GBP 1,676 (1,473)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 7,038 (32,257)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
Nomura International
plc 12/08/27 4 .00 USD 2,786 (19,234)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual Deutsche Bank AG 12/16/27 4 .50 USD 1,406 (5,583)
(148,058)
$ (148,058)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (1,964) $ (1,226) $ (738)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (592) (20) (572)
Markit CDX North American High Yield Index
Series 44.V3 ..................... 5 .00 Quarterly 06/20/30 USD 393 (33,372) (23,049) (10,323)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 199 (4,217) (3,577) (640)
iTraxx Europe Crossover Index Series 44.V1 . 5 .00 Quarterly 12/20/30 EUR 584 (77,646) (52,358) (25,288)
Markit CDX North American High Yield Index
Series 45.V3 ..................... 5 .00 Quarterly 12/20/30 USD 135 (11,178) (8,555) (2,623)
Markit CDX North American Investment Grade
Index Series 46.V1 ................ 1 .00 Quarterly 06/20/31 USD 20 (444) (419) (25)
$ (129,413) $ (89,204) $ (40,209)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V5 ........... 5 .00 % Quarterly 12/20/27 BB- USD 147 $ 7,046 $ 2 $ 7,044
Markit CDX North American
High Yield Index Series
41.V3 ........... 5 .00 Quarterly 12/20/28 BB- USD 254 17,248 4,765 12,483
iTraxx Europe Crossover
Index Series 42.V4 .. 5 .00 Quarterly 12/20/29 BB- EUR 833 97,244 54,868 42,376
Ardagh Packaging Finance
plc ............. 5 .00 Quarterly 06/20/30 NR EUR 1 (153) — (153)
iTraxx Europe Crossover
Index Series 43.V3 .. 5 .00 Quarterly 06/20/30 BB- EUR 91 12,214 8,639 3,575
iTraxx Europe Crossover
Index Series 45.V1 .. 5 .00 Quarterly 06/20/31 BB- EUR 376 47,593 46,357 1,236
$ 181,192 $ 114,631 $ 66,561
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 $ 3,525 $ — $ 3,525
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 4,006 (191) — (191)
6.94% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/26 ZAR 1,873 14 — 14
4.21% At Termination 3-mo. WIBOR Quarterly N/A 09/17/26 PLN 170 (1,451) — (1,451)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 477 (4,151) — (4,151)
6.92% Quarterly 3-mo. JIBAR Quarterly N/A 09/23/26 ZAR 385 4 — 4
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 6,111 — 6,111
1-day TIIEOIS Monthly 9.26% Monthly N/A 11/18/26 MXN 20,983 14,869 — 14,869
13.88% At Termination
1-day
BZDIOVER At Termination N/A 01/04/27 BRL 806 859 — 859
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 2,905 7,341 — 7,341
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 13,529 242 — 242
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 1,149 (13) — (13)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 398 (1,283) — (1,283)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 239 (762) — (762)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 15,554 1,326 — 1,326
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 80,528 1,539 78,989
1-day SOFR Annual 4.10% Annual N/A 05/30/27 USD 2,318 2,793 — 2,793
1-day SOFR Annual 4.15% Annual N/A 05/30/27 USD 2,318 3,923 — 3,923
1-day SOFR Annual 3.50% Annual N/A 06/10/27 USD 6,616 (31,550) — (31,550)
3-mo. JIBAR Quarterly 7.31% Quarterly 09/16/26
(a)
09/16/27 ZAR 1,093 (34) — (34)
6-mo. BUBOR Semi-Annual 5.68% Annual N/A 09/17/27 HUF 13,407 1,194 — 1,194
6-mo. BUBOR Semi-Annual 5.76% Annual N/A 09/17/27 HUF 24,000 2,256 — 2,256
6.99% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/27 ZAR 410 88 — 88
3.97% Annual 6-mo. WIBOR Semi-Annual N/A 09/17/27 PLN 227 (1,276) — (1,276)
1-day SOFR Annual 4.20% Annual N/A 10/23/27 USD 767 3,775 — 3,775
1-day SOFR At Termination 3.23% At Termination 12/11/26
(a)
12/11/27 USD 3,286 (27,777) — (27,777)
1-day
BZDIOVER At Termination 13.75% At Termination N/A 01/03/28 BRL 337 (297) — (297)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 168 (129) — (129)
1-day
BZDIOVER At Termination 14.01% At Termination N/A 01/03/28 BRL 363 11 — 11

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.00% Annual N/A 01/26/28 USD 1,832 $ 1,381 $ — $ 1,381
3.45% Annual 1-day SOFR Annual N/A 01/26/28 USD 1,832 18,200 — 18,200
3.27% Annual 1-day SOFR Annual N/A 02/05/28 USD 1,845 24,769 — 24,769
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (72,845) — (72,845)
1.39% Annual 1-day TONAR Annual N/A 03/30/28 JPY 50,047 (610) — (610)
1.34% Annual 1-day TONAR Annual N/A 03/30/28 JPY 50,024 (307) — (307)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 49,751 (186) — (186)
1.32% Annual 1-day TONAR Annual N/A 03/30/28 JPY 50,546 (203) — (203)
1.38% Annual 1-day TONAR Annual N/A 03/30/28 JPY 46,197 (530) — (530)
6.98% Monthly 1-day TIIEOIS Monthly N/A 06/15/28 MXN 2,242 301 — 301
3-mo. CD_KSDA Quarterly 3.71% Quarterly N/A 06/17/28 KRW 43,772 8 — 8
1-day SOFR Annual 3.80% Annual N/A 06/17/28 USD 170 (652) — (652)
3.90% Annual 1-day SOFR Annual N/A 06/17/28 USD 170 311 — 311
4.15% Annual 6-mo. PRIBOR Semi-Annual N/A 06/17/28 CZK 3,037 (272) — (272)
1-day SOFR Annual 3.50% Annual N/A 08/20/28 USD 2,094 (28,584) — (28,584)
1-day IBR Quarterly 11.74% Quarterly 09/16/26
(a)
09/16/28 COP 246,764 1,047 — 1,047
3-mo. CD_KSDA Quarterly 3.97% Quarterly 09/16/26
(a)
09/16/28 KRW 91,460 160 — 160
6-mo. PRIBOR Semi-Annual 4.31% Annual 09/16/26
(a)
09/16/28 CZK 1,243 222 — 222
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 2,542 — 2,542
1-day
BZDIOVER At Termination 13.01% At Termination N/A 01/02/29 BRL 351 (2,569) — (2,569)
1-day
BZDIOVER At Termination 13.14% At Termination N/A 01/02/29 BRL 173 (1,163) — (1,163)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 14,696 — 14,696
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 4,813 498 — 498
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 5,883 673 — 673
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 214,322 8,502 205,820
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 9,680 — 9,680
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 3,280 — 3,280
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 5,088 — 5,088
7.29% Quarterly 3-mo. JIBAR Quarterly 09/16/26
(a)
09/16/29 ZAR 1,096 53 — 53
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 (9,249) — (9,249)
1-day TIIEOIS Monthly 9.04% Monthly N/A 11/14/29 MXN 6,646 18,986 — 18,986
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 1,099 4,018 — 4,018
8.65% Monthly 1-day TIIEOIS Monthly N/A 02/07/30 MXN 687 (1,515) — (1,515)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 1,074 (27,226) — (27,226)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 935 (154) — (154)
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,268 (1,340) — (1,340)
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 5,425 944 — 944
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,197 (2,767) — (2,767)
7.73% Monthly 1-day TIIEOIS Monthly N/A 05/06/30 MXN 245 (101) — (101)
6-mo. EURIBOR Semi-Annual 2.20% Annual N/A 06/04/30 EUR 276 (6,067) — (6,067)
1-day TIIEOIS Monthly 7.82% Monthly N/A 06/07/30 MXN 513 298 — 298
6-mo. PRIBOR Semi-Annual 3.56% Annual N/A 06/18/30 CZK 323 (299) — (299)
6-mo. PRIBOR Semi-Annual 3.66% Annual N/A 06/18/30 CZK 502 (376) 45 (421)
1-day TIIEOIS Monthly 7.72% Monthly N/A 06/24/30 MXN 360 140 — 140
1-day TIIEOIS Monthly 7.69% Monthly N/A 07/30/30 MXN 1,926 556 — 556
11.19% Quarterly 1-day IBR Quarterly 09/16/26
(a)
09/16/30 COP 136,189 (1,227) — (1,227)
6-mo. PRIBOR Semi-Annual 3.41% Annual N/A 09/17/30 CZK 748 (363) — (363)
6-mo. PRIBOR Semi-Annual 3.55% Annual N/A 09/17/30 CZK 1,028 (171) — (171)
6-mo. BUBOR Semi-Annual 5.96% Annual N/A 09/17/30 HUF 1,938 426 — 426
7.60% Quarterly 3-mo. JIBAR Quarterly N/A 09/17/30 ZAR 785 (472) — (472)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 91 (627) — (627)
4.08% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 90 (615) — (615)
4.10% Annual 6-mo. WIBOR Semi-Annual N/A 12/17/30 PLN 91 (643) — (643)
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 167 178 — 178
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 168 166 — 166
3-mo. CD_KSDA Quarterly 3.67% Quarterly N/A 06/17/31 KRW 88,940 (489) — (489)
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 532 242 — 242
6-mo. PRIBOR Semi-Annual 4.31% Annual N/A 06/17/31 CZK 261 116 — 116

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. PRIBOR Semi-Annual 4.44% Annual N/A 06/17/31 CZK 518 $ 377 $ — $ 377
6-mo. PRIBOR Semi-Annual 4.59% Annual N/A 06/17/31 CZK 200 211 — 211
6-mo. PRIBOR Semi-Annual 4.61% Annual N/A 06/17/31 CZK 200 220 — 220
1-day MIBOR Semi-Annual 6.51% Semi-Annual N/A 06/17/31 INR 4,026 647 — 647
4.12% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 143 (262) — (262)
4.22% Annual 6-mo. WIBOR Semi-Annual N/A 06/17/31 PLN 183 (550) — (550)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 119,077 — 119,077
3-mo. JIBAR Quarterly 7.41% Quarterly 09/16/26
(a)
09/16/31 ZAR 705 (10) — (10)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (6,581) — (6,581)
3-mo. JIBAR Quarterly 7.47% Quarterly 09/16/26
(a)
09/16/33 ZAR 274 (102) — (102)
3-mo. JIBAR Quarterly 7.62% Quarterly 09/16/26
(a)
09/16/33 ZAR 639 82 — 82
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 8,653 — 8,653
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 17,298 — 17,298
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 8,732 — 8,732
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 1,978 105 — 105
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 1,978 118 — 118
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 280,167 14,637 265,530
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 (14,815) — (14,815)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (25,048) — (25,048)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 885 (17,684) — (17,684)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 875 (14,867) — (14,867)
1-day SOFR Annual 3.75% Annual N/A 07/09/35 USD 472 (9,637) — (9,637)
1-day THOR Quarterly 1.38% Quarterly N/A 09/17/35 THB 96 (140) — (140)
1.35% Quarterly 1-day THOR Quarterly N/A 09/17/35 THB 96 146 63 83
1-day TIIEOIS Monthly 8.27% Monthly N/A 12/05/35 MXN 428 351 — 351
6-mo. EURIBOR Semi-Annual 2.94% Annual N/A 04/27/36 EUR 1,292 5,805 — 5,805
3.87% Quarterly 3-mo. CD_KSDA Quarterly N/A 06/17/36 KRW 10,214 27 — 27
6-mo. BUBOR Semi-Annual 5.49% Annual 06/18/31
(a)
06/18/36 HUF 2,966 287 — 287
6-mo. BUBOR Semi-Annual 5.54% Annual 06/18/31
(a)
06/18/36 HUF 2,953 302 — 302
6-mo. BUBOR Semi-Annual 5.65% Annual 06/18/31
(a)
06/18/36 HUF 3,012 345 — 345
1-day THOR Quarterly 2.07% Quarterly 09/16/26
(a)
09/16/36 THB 1,473 228 — 228
1-day THOR Quarterly 2.09% Quarterly 09/16/26
(a)
09/16/36 THB 397 81 — 81
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 17,578 — 17,578
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (976) 68 (1,044)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 36,584 — 36,584
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (48,512) — (48,512)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (48,491) — (48,491)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 (8,637) 1,581 (10,218)
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 325,749 955 324,794
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (48,978) 1,556 (50,534)
1-day TONAR Annual 2.58% Annual N/A 10/08/55 JPY 2,350 (1,995) — (1,995)
1-day SONIA Annual 4.45% Annual N/A 12/04/55 GBP 210 (13,639) — (13,639)
1-day TONAR Annual 2.87% Annual N/A 03/30/56 JPY 14,282 (8,194) — (8,194)
1-day TONAR Annual 2.88% Annual N/A 03/30/56 JPY 14,298 (7,929) — (7,929)
1-day TONAR Annual 2.89% Annual N/A 03/30/56 JPY 14,391 (7,868) — (7,868)
1-day TONAR Annual 2.95% Annual N/A 03/30/56 JPY 14,272 (6,820) — (6,820)
1-day TONAR Annual 2.98% Annual N/A 03/30/56 JPY 16,821 (7,332) — (7,332)
$ 745,727 $ 28,946 $ 716,781
(a)
Forward swap.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 2,179 $ — $ 2,179
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 $ (709) $ 522 $ (1,231)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (1,485) (242) (1,243)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 (1,674) 714 (2,388)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (491) (333) (158)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 10 (966) (1,310) 344
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/31 USD 65 (338) 936 (1,274)
$ – $ – $ –
$ (5,663) $ 287 $ (5,950)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/27 CCC+ EUR 50 $ 1,822 $ 805 $ 1,017
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 CCC+ EUR 19 693 409 284
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 22 1,154 906 248
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 13 682 424 258
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 14 116 1,013 (897)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 23 190 1,722 (1,532)
ZF Europe Finance BV .. 5 .00 Quarterly Deutsche Bank AG 12/20/28 BB- EUR 23 2,041 1,374 667
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 4,329 2,890 1,439
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 71 11,083 6,324 4,759
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 45 4,329 2,430 1,899
Eutelsat SA .......... 5 .00 Quarterly BNP Paribas SA 12/20/30 NR EUR 23 3,992 2,661 1,331
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR EUR 24 4,098 2,860 1,238
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 8 1,004 690 314
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5 837 818 19
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 NR USD 5 837 818 19
Ziggo Bond Co. BV .... 5 .00 Quarterly Deutsche Bank AG 12/20/30 B- EUR 27 129 718 (589)
Ziggo Bond Co. BV .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 25 120 339 (219)
Albion Financing 1 SARL 5 .00 Quarterly Bank of America NA 06/20/31 BB- EUR 10 1,426 1,191 235

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Zegona Finance plc .... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/31 BB EUR 16 $ 2,769 $ 2,345 $ 424
$ 41,651 $ 30,737 $ 10,914
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.07% At Termination 1-day IBR At Termination Barclays Bank plc N/A 09/17/26 COP 7,397 $ 49 $ — $ 49
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 20,705 63 — 63
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 1,081 (26,292) — (26,292)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 677 (16,536) — (16,536)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 7 (175) — (175)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,314 (31,249) — (31,249)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 1,370 (32,597) — (32,597)
4.44% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 12/17/27 CLP 93,595 (16) — (16)
4.81% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 29,909 (242) — (242)
4.82% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 06/17/28 CLP 106,201 (880) — (880)
1-day IBR Quarterly 11.20% Quarterly HSBC Bank plc 09/16/26
(a)
09/16/28 COP 59,532 90 — 90
1-day
BZDIOVER At Termination 12.95% At Termination Bank of America NA N/A 01/02/29 BRL 591 (5,259) — (5,259)
1-day
BZDIOVER At Termination 13.00% At Termination Bank of America NA N/A 01/02/29 BRL 688 (5,864) — (5,864)
1-day
BZDIOVER At Termination 13.00% At Termination Barclays Bank plc N/A 01/02/29 BRL 1,058 (9,021) — (9,021)
1-day
BZDIOVER At Termination 13.12% At Termination Bank of America NA N/A 01/02/29 BRL 2,763 (21,389) — (21,389)
1-day
BZDIOVER At Termination 13.33% At Termination Barclays Bank plc N/A 01/02/29 BRL 55 (370) — (370)
1-day
BZDIOVER At Termination 13.34% At Termination Barclays Bank plc N/A 01/02/29 BRL 266 (1,682) — (1,682)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 153 (144) — (144)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA N/A 06/17/36 CLP 9,710 (252) — (252)
$ (151,766) $ — $ (151,766)
(a)
Forward swap.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 09/18/26 USD 120 $ (35) $ — $ (35)
1-day SOFR minus
0.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 269 (68) — (68)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/18/26 USD 590 (138) — (138)
1-day SOFR minus
0.50% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Morgan Stanley & Co.
International plc 09/18/26 USD 176 (41) — (41)
1-day SOFR plus 0.20% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 09/18/26 USD 216 14 — 14
1-day SOFR plus 0.30% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 09/18/26 USD 21 1 — 1
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1-day SOFR minus
0.80%
At
Termination Citibank NA 09/18/26 USD 262 46 — 46
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/11/26 USD 19 78 — 78
0.00% ........... Quarterly
BNP Paribas
AIR Intraday US
Ultimate 1 bd ER
Index Quarterly BNP Paribas SA 12/18/26 USD 4 1 — 1
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/18/26 USD 11 77 — 77
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/18/26 USD 8 38 — 38
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/18/26 USD 6 (17) — (17)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/18/26 USD 10 31 — 31
$ (13) $ — $ (13)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
ABN AMRO Bank NV ......... Citibank NA USD 135,106 02/24/27 0.26% 1D OBFR01 Monthly $ 2,144
Alibaba Group Holding Ltd. ..... JPMorgan Chase Bank NA 7,575 02/10/27 0.30% HONIA Monthly (1,581)
AMC Global Media, Inc. ....... Barclays Bank plc 4,236 08/23/26 0.20% 1D OBFR01 Monthly 285
AMC Global Media, Inc. ....... JPMorgan Chase Bank NA 32,593 02/09/27 0.20% 1D OBFR01 Monthly 1,010
Amcor plc ................. Citibank NA 41 02/24/28 0.20% 1D OBFR01 Monthly 2
ams-OSRAM AG ............ JPMorgan Chase Bank NA 1,376 02/10/27 0.26% SSARON Monthly (10)
Annaly Capital Management, Inc. . JPMorgan Chase Bank NA 7,650 02/09/27 0.20% 1D OBFR01 Monthly 511
Baidu, Inc. ................ JPMorgan Chase Bank NA 8,135 02/10/27 0.30% HONIA Monthly (283)
Bilibili, Inc. ................ JPMorgan Chase Bank NA 3,301 02/10/27 0.15% HONIA Monthly (238)
Cirsa Enterprises SA ......... JPMorgan Chase Bank NA 10,708 02/10/27 0.26% 1D ESTR Monthly 2
Citigroup, Inc. .............. JPMorgan Chase Bank NA 136,286 02/09/27 0.20% 1D OBFR01 Monthly (3,884)
CSG NV .................. JPMorgan Chase Bank NA 40,950 02/10/27 0.10% 1D ESTR Monthly (5,191)
Derayah Financial Co. ........ JPMorgan Chase Bank NA 4,519 02/11/27 0.75% 1D OBFR01 Monthly (60)
Eagle Bancorp, Inc. .......... JPMorgan Chase Bank NA 7,184 02/09/27 0.20% 1D OBFR01 Monthly 254
Eastroc Beverage Group Co. Ltd. . JPMorgan Chase Bank NA 5,038 02/10/27 0.30% HONIA Monthly (937)
Emirates Integrated
Telecommunications Co. PJSC JPMorgan Chase Bank NA 25,253 02/11/27 0.75% 1D OBFR01 Monthly (856)
Ferrari NV ................ JPMorgan Chase Bank NA 8,173 02/10/27 0.26% 1D ESTR Monthly 376
Flagstar Bank NA ............ JPMorgan Chase Bank NA 20,346 02/09/27 0.20% 1D OBFR01 Monthly 1,227
Hermes International SCA ...... JPMorgan Chase Bank NA 7,505 02/10/27 0.26% 1D ESTR Monthly (190)
Iberdrola SA ............... JPMorgan Chase Bank NA 525 02/11/27 0.26% 1D OBFR01 Monthly 47
JD.com, Inc. ............... JPMorgan Chase Bank NA 7,236 02/10/27 0.30% HONIA Monthly (866)
Kuaishou Technology ......... JPMorgan Chase Bank NA 3,377 02/10/27 0.77% HONIA Monthly (161)
LVMH Moet Hennessy Louis Vuitton
SE ................... JPMorgan Chase Bank NA 16,526 02/10/27 0.26% 1D ESTR Monthly 66
Meituan .................. Citibank NA 27,552 02/24/27 0.30% 1D OBFR01 Monthly (1,070)
NetEase, Inc. .............. JPMorgan Chase Bank NA 4,787 02/10/27 0.30% HONIA Monthly 349
Ningbo Joyson Electronic Corp. .. JPMorgan Chase Bank NA 4,032 02/10/27 0.30% HONIA Monthly (752)
OHB SE .................. Citibank NA 20,903 02/04/27 0.26% 1D ESTR Monthly (1,143)
Prysmian SpA .............. JPMorgan Chase Bank NA 8,152 02/10/27 0.26% 1D ESTR Monthly (72)
Rasan Information Technology Co. JPMorgan Chase Bank NA 7,912 02/11/27 0.75% 1D OBFR01 Monthly 30
RELX plc ................. JPMorgan Chase Bank NA 2,694 02/10/27 0.25% 1D SONIA Monthly (229)
Rheinmetall AG ............. JPMorgan Chase Bank NA 5,479 02/10/27 0.26% 1D ESTR Monthly (928)
Sany Heavy Industry Co. Ltd. .... JPMorgan Chase Bank NA 11,482 02/10/27 0.30% HONIA Monthly (1,520)
SMG Swiss Marketplace Group AG JPMorgan Chase Bank NA 848 02/11/27 0.26% 1D OBFR01 Monthly (23)
Standard Chartered plc ........ JPMorgan Chase Bank NA 16,842 02/11/27 0.25% 1D OBFR01 Monthly (103)
Sunny Optical Technology Group Co.
Ltd. ................... JPMorgan Chase Bank NA 5,899 02/10/27 0.25% HONIA Monthly (1,201)
Tencent Holdings Ltd. ......... JPMorgan Chase Bank NA 5,692 02/10/27 1.00% HONIA Monthly (174)
Xiaomi Corp. ............... JPMorgan Chase Bank NA 5,586 02/10/27 0.30% HONIA Monthly (1,142)
XPeng, Inc. ................ JPMorgan Chase Bank NA 3,953 02/10/27 0.15% HONIA Monthly (654)
Total long positions of equity swaps (16,965)
Short contracts
(b)
Adecco Group AG (Registered) .. Citibank NA (130) 02/24/27 (0.26)% 1D OBFR01 Monthly 1
Adobe, Inc. ................ Barclays Bank plc (56,877) 08/23/26 (0.15)% 1D OBFR01 Monthly (1,759)
Advanced Energy Industries, Inc. . JPMorgan Chase Bank NA (3,061) 02/09/27 (0.15)% 1D OBFR01 Monthly (668)
Airtel Africa plc ............. Citibank NA (44,807) 02/24/27 (0.25)% 1D OBFR01 Monthly 2,747
Alamos Gold, Inc. ........... Citibank NA (17,159) 02/24/28 (0.20)% 1D OBFR01 Monthly 878
Alexandria Real Estate Equities, Inc. Citibank NA (21,966) 02/24/28 (0.15)% 1D OBFR01 Monthly (918)
Allegion plc ................ Citibank NA (32,868) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,254)
Alstom SA ................ Citibank NA (33,507) 02/24/27 (0.26)% 1D OBFR01 Monthly 1,955
Anheuser-Busch InBev SA ..... Citibank NA (143,025) 02/24/27 (0.24)% 1D OBFR01 Monthly (2,734)
Ares Management Corp. ....... Citibank NA (58,544) 02/24/28 (0.15)% 1D OBFR01 Monthly 6,785
ASX Ltd. ................. JPMorgan Chase Bank NA (33,433) 02/10/27 (0.21)% 1D OBFR01 Monthly (2,068)
Axon Enterprise, Inc. ......... Citibank NA (57,753) 02/24/28 (0.15)% 1D OBFR01 Monthly (20,732)
BAE Systems plc ............ JPMorgan Chase Bank NA (6,753) 02/10/27 (0.10)% 1D SONIA Monthly 357
Barratt Redrow plc ........... Citibank NA (38,793) 02/24/27 (0.25)% 1D OBFR01 Monthly (2,170)
Barry Callebaut AG (Registered) .. JPMorgan Chase Bank NA (47,654) 02/11/27 (0.26)% 1D OBFR01 Monthly 639
Baxter International, Inc. ....... Citibank NA (92,972) 02/24/28 (0.15)% 1D OBFR01 Monthly (7,850)
BeOne Medicines Ltd. ........ Citibank NA (65,798) 02/24/27 (0.15)% 1D OBFR01 Monthly (3,949)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Berkeley Group Holdings plc .... Citibank NA USD (35,363) 02/24/27 (0.25)% 1D OBFR01 Monthly $ (74)
Best Buy Co., Inc. ........... Citibank NA (77,758) 02/24/28 (0.15)% 1D OBFR01 Monthly 133
Boliden AB ................ Citibank NA (37,394) 02/24/27 (0.26)% 1D OBFR01 Monthly 1,571
Brandywine Realty Trust ....... JPMorgan Chase Bank NA (131) 02/09/27 (0.15)% 1D OBFR01 Monthly 1
Brenntag SE ............... JPMorgan Chase Bank NA (12,153) 02/11/27 (0.26)% 1D OBFR01 Monthly 478
Brenntag SE ............... Citibank NA (21,712) 02/24/27 (0.26)% 1D OBFR01 Monthly 247
Builders FirstSource, Inc. ...... Citibank NA (32,865) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,164)
Bunge Global SA ............ Citibank NA (35,179) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,452
Campbell's Company (The) ..... Citibank NA (8,017) 02/24/28 (11.47)% 1D OBFR01 Monthly (735)
Carnival Corp. Ltd. ........... Citibank NA (83,989) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,507
Chailease Holding Co. Ltd. ..... JPMorgan Chase Bank NA (3,664) 02/23/27 (0.75)% 1D OBFR01 Monthly (34)
Chailease Holding Co. Ltd. ..... Citibank NA (28,985) 02/24/27 (0.39)% 1D OBFR01 Monthly 263
Charles River Laboratories
International, Inc. .......... Citibank NA (23,603) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,880)
China Merchants Bank Co. Ltd. .. Citibank NA (26,794) 02/24/27 (0.30)% 1D OBFR01 Monthly 956
China Railway Group Ltd. ...... Citibank NA (16,027) 02/24/27 (0.20)% 1D OBFR01 Monthly 1,207
China Resources Power Holdings
Co. Ltd. ................ Citibank NA (25,406) 02/24/27 (0.30)% 1D OBFR01 Monthly 1,777
Cochlear Ltd. .............. JPMorgan Chase Bank NA (16,812) 02/10/27 (0.25)% 1D OBFR01 Monthly (827)
Comcast Corp. ............. Citibank NA (67,792) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,367)
Comfort Systems USA, Inc. ..... Citibank NA (134,187) 02/24/28 (0.15)% 1D OBFR01 Monthly 5,360
Community Financial System, Inc. JPMorgan Chase Bank NA (7,093) 02/09/27 (0.15)% 1D OBFR01 Monthly (357)
Constellation Brands, Inc. ...... Citibank NA (21,934) 02/24/28 (0.15)% 1D OBFR01 Monthly 375
Constellation Software, Inc. ..... JPMorgan Chase Bank NA (16,637) 02/09/27 (0.25)% 1D OBFR01 Monthly 1,576
Continental AG ............. Citibank NA (16,479) 02/24/27 (0.26)% 1D OBFR01 Monthly 261
Corning, Inc. ............... JPMorgan Chase Bank NA (5,064) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,833)
Corpay, Inc. ............... Citibank NA (140,604) 02/24/28 (0.15)% 1D OBFR01 Monthly 5,630
Cosan SA ................. JPMorgan Chase Bank NA (10,452) 02/10/27 (2.50)% 1D OBFR01 Monthly (820)
Cosan SA ................. Citibank NA (30,222) 02/24/28 (0.30)% 1D OBFR01 Monthly (163)
Croda International plc ........ Citibank NA (24,888) 02/24/27 (0.25)% 1D OBFR01 Monthly 704
Crown Castle, Inc. ........... Citibank NA (50,953) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,531
CVB Financial Corp. .......... JPMorgan Chase Bank NA (5,904) 02/09/27 (0.15)% 1D OBFR01 Monthly (590)
Davide Campari-Milano NV ..... Citibank NA (19,422) 02/24/27 (0.19)% 1D OBFR01 Monthly 160
Delivery Hero SE ............ Citibank NA (69,811) 02/24/27 (0.27)% 1D OBFR01 Monthly 1,388
Descartes Systems Group, Inc.
(The) .................. Citibank NA (51,553) 02/24/28 (0.20)% 1D OBFR01 Monthly (2,055)
Diageo plc ................ Citibank NA (80,537) 02/24/27 (0.25)% 1D OBFR01 Monthly (84)
DMG Mori Co. Ltd. ........... Citibank NA (982) 02/24/27 (0.10)% 1D OBFR01 Monthly 70
Domino's Pizza, Inc. .......... Citibank NA (31,577) 02/24/28 (0.15)% 1D OBFR01 Monthly (99)
DPC Holdings Ltd. ........... Barclays Bank plc (4,008) 08/23/26 (0.15)% 1D OBFR01 Monthly (64)
E Ink Holdings, Inc. .......... JPMorgan Chase Bank NA (6,298) 02/23/27 (1.25)% 1D OBFR01 Monthly (531)
E Ink Holdings, Inc. .......... Citibank NA (12,842) 02/24/27 (1.75)% 1D OBFR01 Monthly (816)
EagleRock Land LLC ......... Goldman Sachs Bank USA (22,516) 08/18/26 (0.36)% 1D FEDL01 Monthly 225
EagleRock Land LLC ......... Barclays Bank plc (9,751) 08/23/26 (1.88)% 1D OBFR01 Monthly (279)
Entain plc ................. Citibank NA (30,197) 02/24/27 (0.25)% 1D OBFR01 Monthly (682)
Equinox Gold Corp. .......... Citibank NA (23,980) 02/24/28 (0.20)% 1D OBFR01 Monthly 1,090
Everest Group Ltd. ........... Citibank NA (80,881) 02/24/28 (0.15)% 1D OBFR01 Monthly (4,140)
Expand Energy Corp. ......... Citibank NA (141,002) 02/24/28 (0.15)% 1D OBFR01 Monthly (4,355)
Expeditors International of
Washington, Inc. .......... Citibank NA (15,589) 02/24/28 (0.15)% 1D OBFR01 Monthly (57)
F5, Inc. .................. Citibank NA (172,159) 02/24/28 (0.15)% 1D OBFR01 Monthly (10,863)
Fervo Energy Co. ........... Goldman Sachs Bank USA (27,055) 08/18/26 (0.75)% 1D FEDL01 Monthly 4,665
Fervo Energy Co. ........... Barclays Bank plc (111,552) 08/23/26 (0.88)% 1D OBFR01 Monthly 21,874
Flutter Entertainment plc ....... JPMorgan Chase Bank NA (83,950) 02/09/27 (0.15)% 1D OBFR01 Monthly 3,747
Food & Life Cos. Ltd. ......... Citibank NA (63,445) 02/24/27 (0.14)% 1D OBFR01 Monthly (2,912)
Fubon Financial Holding Co. Ltd. . Citibank NA (21,484) 02/24/27 (0.75)% 1D OBFR01 Monthly 1,058
Fujikura Ltd. ............... Citibank NA (22,854) 02/24/27 (0.15)% 1D OBFR01 Monthly (931)
Gen Digital, Inc. ............. Citibank NA (48,182) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,490)
Generac Holdings, Inc. ........ Citibank NA (3,842) 02/24/28 (0.15)% 1D OBFR01 Monthly 35
General Mills, Inc. ........... JPMorgan Chase Bank NA (77,160) 02/09/27 (0.15)% 1D OBFR01 Monthly (26)
General Motors Co. .......... Citibank NA (47,667) 02/24/28 (0.15)% 1D OBFR01 Monthly 1,265
Gildan Activewear, Inc. ........ JPMorgan Chase Bank NA (18,705) 02/09/27 (0.25)% 1D OBFR01 Monthly 1,640
Gildan Activewear, Inc. ........ Citibank NA (86,151) 02/24/28 (0.20)% 1D OBFR01 Monthly 877

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Global Payments, Inc. ........ Citibank NA USD (82,097) 02/24/28 (0.15)% 1D OBFR01 Monthly $ (6,716)
Grifols SA ................. Citibank NA (22,252) 02/24/27 (0.26)% 1D OBFR01 Monthly 190
H & M Hennes & Mauritz AB .... JPMorgan Chase Bank NA (39,847) 02/11/27 (0.58)% 1D OBFR01 Monthly 438
H & M Hennes & Mauritz AB .... Citibank NA (10,265) 02/24/27 (0.75)% 1D OBFR01 Monthly 99
Hankyu Hanshin Holdings, Inc. ... Citibank NA (31,427) 02/24/27 (0.10)% 1D OBFR01 Monthly (146)
HOCHTIEF AG ............. Goldman Sachs Bank USA (575) 08/19/26 (0.26)% 1D FEDL01 Monthly (5)
HOCHTIEF AG ............. JPMorgan Chase Bank NA (37,011) 02/11/27 (0.26)% 1D OBFR01 Monthly (666)
HUTCHMED China Ltd. ....... JPMorgan Chase Bank NA (2,202) 02/10/27 (0.30)% 1D OBFR01 Monthly 59
HUTCHMED China Ltd. ....... Citibank NA (5,054) 02/24/27 (0.90)% 1D OBFR01 Monthly (303)
IAMGOLD Corp. ............ Citibank NA (14,226) 02/24/28 (0.20)% 1D OBFR01 Monthly 862
Iluka Resources Ltd. .......... JPMorgan Chase Bank NA (33,197) 02/10/27 (0.25)% 1D OBFR01 Monthly 2,115
IMCD NV ................. Citibank NA (36,505) 02/24/27 (0.28)% 1D OBFR01 Monthly 1,240
Infrastrutture Wireless Italiane SpA JPMorgan Chase Bank NA (1,594) 02/11/27 (0.85)% 1D OBFR01 Monthly 143
Infrastrutture Wireless Italiane SpA Citibank NA (8,927) 02/24/27 (0.26)% 1D OBFR01 Monthly 220
InPost SA ................. Citibank NA (38,596) 02/24/27 (0.26)% 1D OBFR01 Monthly (69)
Interactive Brokers Group, Inc. ... Citibank NA (156,559) 02/24/28 (0.15)% 1D OBFR01 Monthly 15,206
International Flavors & Fragrances,
Inc. ................... Citibank NA (87,646) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,774)
International Paper Co. ........ JPMorgan Chase Bank NA (27,101) 02/11/27 (0.50)% 1D OBFR01 Monthly (4,202)
International Paper Co. ........ Citibank NA (175,375) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,752)
Intertek Group plc ........... Citibank NA (65,955) 02/24/27 (0.18)% 1D OBFR01 Monthly (169)
iShares Expanded Tech-Software
Sector ETF .............. Barclays Bank plc (86,437) 08/23/26 (0.38)% 1D OBFR01 Monthly (3,257)
iShares iBoxx $ High Yield Corporate
Bond ETF ............... Citibank NA (137,337) 02/24/28 (1.40)% 1D OBFR01 Monthly (51)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... JPMorgan Chase Bank NA (180,028) 02/09/27 (0.87)% 1D OBFR01 Monthly (1,683)
Ivanhoe Mines Ltd. ........... JPMorgan Chase Bank NA (47,940) 02/09/27 (0.25)% 1D OBFR01 Monthly 2,325
Japan Steel Works Ltd. (The) .... Citibank NA (60,056) 02/24/27 (0.13)% 1D OBFR01 Monthly 2,581
JD Sports Fashion plc ......... JPMorgan Chase Bank NA (3,632) 02/11/27 (0.25)% 1D OBFR01 Monthly (19)
JD Sports Fashion plc ......... Citibank NA (34,898) 02/24/27 (0.25)% 1D OBFR01 Monthly (881)
Johnson Controls International plc Citibank NA (230,318) 02/24/28 (0.15)% 1D OBFR01 Monthly 3,263
JX Advanced Metals Corp. ..... JPMorgan Chase Bank NA (81,537) 02/10/27 (0.25)% 1D P TONA Monthly (15,060)
Kadokawa Corp. ............ Citibank NA (18,229) 02/24/27 (0.12)% 1D OBFR01 Monthly (936)
Kobayashi Pharmaceutical Co. Ltd. Citibank NA (6,603) 02/24/27 (0.10)% 1D OBFR01 Monthly (109)
LANXESS AG .............. JPMorgan Chase Bank NA (19,742) 02/10/27 (1.00)% 1D ESTR Monthly 22
Leidos Holdings, Inc. ......... Citibank NA (61,213) 02/24/28 (0.15)% 1D OBFR01 Monthly 770
LG Energy Solution Ltd. ....... Citibank NA (18,056) 02/24/27 (3.00)% 1D OBFR01 Monthly 1,022
Li Auto, Inc. ............... Citibank NA (104,352) 02/24/27 (0.29)% 1D OBFR01 Monthly 8,654
Lululemon Athletica, Inc. ....... JPMorgan Chase Bank NA (88,180) 02/09/27 (0.15)% 1D OBFR01 Monthly 1,517
Lululemon Athletica, Inc. ....... Citibank NA (230,065) 02/24/28 (0.15)% 1D OBFR01 Monthly (18,962)
Lynas Rare Earths Ltd. ........ JPMorgan Chase Bank NA (23,536) 02/10/27 (0.23)% 1D OBFR01 Monthly (669)
M3, Inc. .................. Citibank NA (23,204) 02/24/27 (0.10)% 1D OBFR01 Monthly (1,317)
MatsukiyoCocokara & Co. ...... Citibank NA (30,245) 02/24/27 (0.21)% 1D OBFR01 Monthly (772)
Mercari, Inc. ............... JPMorgan Chase Bank NA (261) 02/10/27 (0.25)% 1D OBFR01 Monthly (17)
Mercari, Inc. ............... Citibank NA (92,001) 02/24/27 (0.12)% 1D OBFR01 Monthly (2,698)
Mitsui OSK Lines Ltd. ......... Citibank NA (19,635) 02/24/27 (0.10)% 1D OBFR01 Monthly 414
MMG Ltd. ................. Citibank NA (21,097) 02/24/27 (0.30)% 1D OBFR01 Monthly 3,158
Mosaic Co. (The) ............ Citibank NA (111,738) 02/24/28 (0.15)% 1D OBFR01 Monthly 4,114
Nebius Group NV ........... Citibank NA (98,413) 02/24/28 (0.42)% 1D OBFR01 Monthly 2,582
Nexi SpA ................. Citibank NA (9,334) 02/24/27 (1.00)% 1D OBFR01 Monthly 148
NIKE, Inc. ................. Citibank NA (181,052) 02/24/28 (0.15)% 1D OBFR01 Monthly 8,970
Nippon Steel Corp. ........... JPMorgan Chase Bank NA (12,587) 02/10/27 (0.25)% 1D P TONA Monthly (3)
Nippon Steel Corp. ........... Barclays Bank plc (13,144) 03/01/27 (0.20)% 1D P TONA Monthly 554
Northern Star Resources Ltd. .... JPMorgan Chase Bank NA (64,136) 02/10/27 (0.23)% 1D OBFR01 Monthly 1,896
Omnicom Group, Inc. ......... Citibank NA (76,613) 02/24/28 (0.15)% 1D OBFR01 Monthly (295)
ON Semiconductor Corp. ...... Citibank NA (34,335) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,660
Pagaya Technologies Ltd. ...... Barclays Bank plc (39,264) 08/23/26 (0.50)% 1D OBFR01 Monthly (8,222)
Pagaya Technologies Ltd. ...... JPMorgan Chase Bank NA (10,834) 02/09/27 (0.51)% 1D OBFR01 Monthly (2,105)
Panasonic Holdings Corp. ...... Citibank NA (86,912) 02/24/27 (0.13)% 1D OBFR01 Monthly (3,115)
Pandora A/S ............... Citibank NA (47,025) 02/24/27 (0.26)% 1D OBFR01 Monthly (8,121)
PayPal Holdings, Inc. ......... Citibank NA (108,876) 02/24/28 (0.05)% 1D OBFR01 Monthly (2,097)
Pernod Ricard SA ........... JPMorgan Chase Bank NA (77,526) 02/10/27 (0.52)% 1D ESTR Monthly (468)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Pernod Ricard SA ........... Citibank NA USD (47,880) 02/24/27 (0.26)% 1D OBFR01 Monthly $ (21)
Planet Fitness, Inc. .......... JPMorgan Chase Bank NA (47,316) 02/09/27 (0.15)% 1D OBFR01 Monthly (1,672)
POSCO Future M Co. Ltd. ...... JPMorgan Chase Bank NA (15,286) 02/10/27 (5.50)% 1D OBFR01 Monthly 927
POSCO Future M Co. Ltd. ...... Citibank NA (11,616) 02/24/27 (4.50)% 1D OBFR01 Monthly 933
Postal Savings Bank of China Co.
Ltd. ................... Citibank NA (10,266) 02/24/27 (0.30)% 1D OBFR01 Monthly 923
Power Corp. of Canada ....... JPMorgan Chase Bank NA (10,953) 02/09/27 (0.25)% 1D OBFR01 Monthly (518)
Public Storage .............. Citibank NA (161,711) 02/24/28 (0.15)% 1D OBFR01 Monthly 964
Quanta Services, Inc. ......... Citibank NA (108,697) 02/24/28 (0.15)% 1D OBFR01 Monthly 2,851
Randstad NV .............. JPMorgan Chase Bank NA (23,637) 02/11/27 (0.29)% 1D OBFR01 Monthly 1,605
Recruit Holdings Co. Ltd. ...... Citibank NA (27,527) 02/24/27 (0.15)% 1D OBFR01 Monthly (305)
Renesas Electronics Corp. ..... Citibank NA (62,333) 02/24/27 (0.13)% 1D OBFR01 Monthly 595
Restaurant Brands International, Inc. Citibank NA (24,532) 02/24/28 (0.20)% 1D OBFR01 Monthly (202)
RH ..................... JPMorgan Chase Bank NA (47,519) 02/09/27 (0.15)% 1D OBFR01 Monthly (4,371)
Rigaku Holdings Corp. ........ Barclays Bank plc (1,754) 03/01/27 (3.25)% 1D P TONA Monthly 195
Rocket Cos., Inc. ............ Citibank NA (29,322) 02/24/28 (0.50)% 1D OBFR01 Monthly (3,564)
Sapporo Breweries Ltd. ....... JPMorgan Chase Bank NA (16,093) 02/10/27 (0.25)% 1D OBFR01 Monthly (3,855)
Sartorius Stedim Biotech ....... JPMorgan Chase Bank NA (26,918) 02/11/27 (0.26)% 1D OBFR01 Monthly (38)
Sasol Ltd. ................. JPMorgan Chase Bank NA (58,953) 02/11/27 (0.40)% 1D OBFR01 Monthly 16,042
Schroders plc .............. Citibank NA (52,654) 02/24/27 (0.25)% 1D OBFR01 Monthly (154)
Seatrium Ltd. .............. JPMorgan Chase Bank NA (13,247) 02/10/27 (0.75)% 1D OBFR01 Monthly 270
Seatrium Ltd. .............. Citibank NA (10,152) 02/24/27 (1.25)% 1D OBFR01 Monthly 228
Sembcorp Industries Ltd. ...... JPMorgan Chase Bank NA (10,337) 02/10/27 (0.30)% 1D OBFR01 Monthly (484)
Sembcorp Industries Ltd. ...... Citibank NA (15,239) 02/24/27 (1.00)% 1D OBFR01 Monthly (8)
ServiceNow, Inc. ............ Citibank NA (20,741) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,398)
SGH Ltd. ................. JPMorgan Chase Bank NA (11,892) 02/10/27 (0.25)% 1D OBFR01 Monthly (1,190)
Shandong Gold Mining Co. Ltd. .. Citibank NA (27,563) 02/24/27 (0.29)% 1D OBFR01 Monthly 4,960
Sharp Corp. ............... JPMorgan Chase Bank NA (11,072) 02/10/27 (0.64)% 1D OBFR01 Monthly 212
Sharp Corp. ............... Citibank NA (1,808) 02/24/27 (1.24)% 1D OBFR01 Monthly (203)
Shiseido Co. Ltd. ............ Citibank NA (30,969) 02/24/27 (0.10)% 1D OBFR01 Monthly (1,313)
SIG Group AG .............. Citibank NA (45,851) 02/24/27 (0.26)% 1D OBFR01 Monthly (4,073)
Sigma Foods SAB de CV ...... JPMorgan Chase Bank NA (2,936) 02/10/27 (0.50)% 1D OBFR01 Monthly (79)
Sigma Foods SAB de CV ...... Citibank NA (6,915) 02/24/28 (0.74)% 1D OBFR01 Monthly (92)
Sigma Healthcare Ltd. ........ JPMorgan Chase Bank NA (68,925) 02/10/27 (0.25)% 1D OBFR01 Monthly 5,251
Smurfit WestRock plc ......... Citibank NA (52,244) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,001)
Stellantis NV ............... JPMorgan Chase Bank NA (82,657) 02/10/27 (0.26)% 1D ESTR Monthly 10,499
Stellantis NV ............... Citibank NA (39,610) 02/24/27 (0.26)% 1D OBFR01 Monthly 4,639
STMicroelectronics NV ........ Citibank NA (70,764) 02/24/27 (0.26)% 1D OBFR01 Monthly 4,856
Subaru Corp. .............. Citibank NA (13,507) 02/24/27 (0.15)% 1D OBFR01 Monthly 340
Sun Life Financial, Inc. ........ Citibank NA (27,453) 02/24/28 (0.20)% 1D OBFR01 Monthly (340)
Super Micro Computer, Inc. ..... Citibank NA (65,773) 02/24/28 (0.15)% 1D OBFR01 Monthly 9,958
Swisscom AG (Registered) ..... Citibank NA (58,705) 02/24/27 (0.14)% 1D OBFR01 Monthly 856
Sysmex Corp. .............. Citibank NA (27,490) 02/24/27 (0.12)% 1D OBFR01 Monthly (1,297)
Take-Two Interactive Software, Inc. Citibank NA (71,152) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,092)
Target Corp. ............... Citibank NA (50,916) 02/24/28 (0.15)% 1D OBFR01 Monthly 631
Temenos AG (Registered) ...... Citibank NA (17,944) 02/24/27 (0.26)% 1D OBFR01 Monthly (381)
TISI, Inc. ................. Citibank NA (15,071) 02/24/27 (0.10)% 1D OBFR01 Monthly (584)
TKO Group Holdings, Inc. ...... Citibank NA (50,696) 02/24/28 (0.15)% 1D OBFR01 Monthly (1,041)
TOPPAN Holdings, Inc. ........ Citibank NA (59,099) 02/24/27 (0.12)% 1D OBFR01 Monthly (1,146)
Tourmaline Oil Corp. .......... Citibank NA (35,842) 02/24/28 (0.20)% 1D OBFR01 Monthly 1,096
Trade Desk, Inc. (The) ........ Citibank NA (83,234) 02/24/28 (0.15)% 1D OBFR01 Monthly (278)
UDR, Inc. ................. Citibank NA (52,006) 02/24/28 (0.15)% 1D OBFR01 Monthly (3,004)
Unimicron Technology Corp. .... Citibank NA (31,788) 02/24/27 (1.00)% 1D OBFR01 Monthly (2,660)
Vanguard Intermediate-Term
Corporate Bond ETF ....... JPMorgan Chase Bank NA (108,763) 02/09/27 (0.76)% 1D OBFR01 Monthly (996)
Vonovia SE ................ JPMorgan Chase Bank NA (26,076) 02/10/27 (0.10)% 1D ESTR Monthly (1,430)
Whirlpool Corp. ............. Citibank NA (72,600) 02/24/28 (0.15)% 1D OBFR01 Monthly (5,373)
Whitbread plc .............. Citibank NA (32,358) 02/24/27 (0.25)% 1D OBFR01 Monthly 983
Williams-Sonoma, Inc. ........ JPMorgan Chase Bank NA (14,984) 02/09/27 (0.15)% 1D OBFR01 Monthly (2,265)
Willis Towers Watson plc ....... Citibank NA (77,156) 02/24/28 (0.15)% 1D OBFR01 Monthly (2,562)
Wise plc .................. Citibank NA (11,398) 02/24/27 (0.25)% 1D OBFR01 Monthly (1,105)
WSP Global, Inc. ............ Citibank NA (20,273) 02/24/28 (0.20)% 1D OBFR01 Monthly (185)
Xinyi Glass Holdings Ltd. ...... JPMorgan Chase Bank NA (2,460) 02/10/27 (0.76)% 1D OBFR01 Monthly 232

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Xinyi Glass Holdings Ltd. ...... Citibank NA USD (16,317) 02/24/27 (2.00)% 1D OBFR01 Monthly $ 616
XPeng, Inc. ................ Citibank NA (36,165) 02/24/27 (0.30)% 1D OBFR01 Monthly (124)
Yakult Honsha Co. Ltd. ........ Citibank NA (36,792) 02/24/27 (0.25)% 1D OBFR01 Monthly (209)
Zensho Holdings Co. Ltd. ...... Citibank NA (32,493) 02/24/27 (0.11)% 1D OBFR01 Monthly (2,357)
Zijin Mining Group Co. Ltd. ..... Citibank NA (24,200) 02/24/27 (0.30)% 1D OBFR01 Monthly 2,984
Zoetis, Inc. ................ Citibank NA (7,513) 02/24/28 (0.15)% 1D OBFR01 Monthly 399
ZTO Express Cayman, Inc. ..... JPMorgan Chase Bank NA (64,266) 02/10/27 (0.30)% HONIA Monthly 92
      Total short positions of equity swaps (17,115)
Total long and short position of equity swaps (34,080)
Net dividends and financing fees (15,419)
Total equity swap contracts including dividends and financing fees $ (49,499)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day ESTR ......................................... Euro Short-Term Rate 2 .18
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .54
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .50
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63
1-day SONIA ......................................... Sterling Overnight Index Average 3 .73
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .63
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .98
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .92
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .99
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .75
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 5 .62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .89
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .80
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 143,577 $ (89,204) $ 1,318,527 $ (573,215) $ —
OTC Swaps ..................................................... 32,909 (1,885) 250,130 (446,444) —
Options Written ................................................... N/A N/A 156,230 (843,392) (1,270,683)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 459,324 $ — $ 171,473 $ — $ 630,797
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 216,163 — — 216,163
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — 421,816 31,957 8,197 2,534
(d)
464,504
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 66,714 — — 1,249,634 2,179 1,318,527
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 47,404 235,433 — 202 — 283,039
$ — $ 114,118 $ 1,116,573 $ 248,120 $ 1,429,506 $ 4,713 $ 2,913,030
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 287,337 $ — $ 135,582 $ — $ 422,919
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 415,150 — — 415,150
Options written
(b)
Options written at value ..................... — — 1,105,524 17,101 148,058 — 1,270,683
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 40,362 — — 532,853 — 573,215
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 11,416 284,945 — 151,968 — 448,329
$ — $ 51,778 $ 1,677,806 $ 432,251 $ 968,461 $ — $ 3,130,296
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes dual binary options at value.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 85,457 $ — $ 211,292 $ — $ 296,749
Forward foreign currency exchange contracts .... — — — (149,183) — — (149,183)
Options purchased
(a)
..................... — (1,754) 287,596 (17,098) (41,560) — 227,184
Options written ........................ — 9,246 958,023 95,134 80,486 — 1,142,889
Swaps .............................. — (11,047) (322,026) — 198,205 1,861 (133,007)
$ — $ (3,555) $ 1,009,050 $ (71,147) $ 448,423 $ 1,861 $ 1,384,632
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 195,985 $ — $ 123,939 $ — $ 319,924
Forward foreign currency exchange contracts .... — — — (225,171) — — (225,171)
Options purchased
(b)
..................... — — 42,002 10,452 18,518 (2,016) 68,956
Options written ........................ — (165) (666,514) (2,165) (68,579) — (737,423)
Swaps .............................. — (12,916) (53,150) — (1,333,114) (2,867) (1,402,047)
$ — $ (13,081) $ (481,677) $ (216,884) $ (1,259,236) $ (4,883) $ (1,975,761)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 50,032,954
Average notional value of contracts — short ................................................................................. 53,447,894
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 23,740,334
Average amounts sold — in USD ........................................................................................ 40,751,322
Options
Average value of option contracts purchased ................................................................................ 411,750
Average value of option contracts written ................................................................................... 1,025,454
Average notional value of swaption contracts purchased ......................................................................... 8,710,862
Average notional value of swaption contracts written ........................................................................... 52,684,996
Credit default swaps
Average notional value — buy protection ................................................................................... 2,008,257
Average notional value — sell protection ................................................................................... 2,189,004
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 12,629,668
Average notional value — receives fixed rate ................................................................................ 95,788,715
Inflation swaps
Average notional value — receives fixed rate ................................................................................ 126,415
Equity swaps
Average notional value — long .......................................................................................... 516,562
Average notional value — short ......................................................................................... 8,212,938
Total return swaps
Average notional value ............................................................................................... 1,735,249
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,005,225 $ —
Forward f oreign currency exchange contracts ................................................................. 216,163 415,150
Options
(a) (b)
........................................................................................ 464,504 1,270,683
Swaps — centrally cleared .............................................................................. — 104,551
Swaps — OTC
(c)
..................................................................................... 283,039 432,910
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,968,931 $ 2,223,294
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,427,041) (1,210,075)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 541,890 $ 1,013,219
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA ............................... $ 30,881 $ (30,881) $ — $ — $ —
Barclays Bank plc ................................ 115,588 (68,395) — — 47,193
BNP Paribas SA ................................. 28,590 (28,590) — — —
Canadian Imperial Bank of Commerce .................. 8,078 (107) — — 7,971
Citibank NA ..................................... 171,364 (171,364) — — —
Credit Agricole Corporate & Investment Bank SA ............ 6,870 (5,428) — — 1,442
Deutsche Bank AG ................................ 7,187 (7,187) — — —
Goldman Sachs Bank USA .......................... 4,890 (5) — — 4,885
Goldman Sachs International ......................... 8,790 (8,790) — — —
HSBC Bank plc .................................. 10,549 (10,549) — — —
JPMorgan Chase Bank NA .......................... 73,044 (73,044) — — —
Morgan Stanley & Co. International plc .................. 17,451 (17,451) — — —
Natwest Markets plc ............................... 186 (186) — — —
Societe Generale SA .............................. 174 (174) — — —
Standard Chartered Bank ........................... 938 (379) — — 559
State Street Bank and Trust Co. ....................... 30,384 (6,939) — — 23,445
Toronto Dominion Bank ............................. 2,012 — — — 2,012
UBS AG ....................................... 8,834 (6,131) — — 2,703
Wells Fargo Bank NA .............................. 16,080 (14,917) — — 1,163
$ 541,890 $ (450,517) $ — $ — $ 91,373
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA ............................... $ 93,377 $ (30,881) $ — $ — $ 62,496
Barclays Bank plc ................................ 68,395 (68,395) — — —
BNP Paribas SA ................................. 115,575 (28,590) — — 86,985
Canadian Imperial Bank of Commerce .................. 107 (107) — — —
Citibank NA ..................................... 241,125 (171,364) — — 69,761
Credit Agricole Corporate & Investment Bank SA ............ 5,428 (5,428) — — —
Deutsche Bank AG ................................ 22,774 (7,187) — — 15,587
Goldman Sachs Bank USA .......................... 5 (5) — — —
Goldman Sachs International ......................... 109,234 (8,790) — — 100,444
HSBC Bank plc .................................. 13,196 (10,549) — — 2,647
JPMorgan Chase Bank NA .......................... 213,080 (73,044) — — 140,036
Morgan Stanley & Co. International plc .................. 75,912 (17,451) — — 58,461
Natwest Markets plc ............................... 4,830 (186) — — 4,644
Nomura International plc ............................ 19,234 — — — 19,234
Royal Bank of Canada ............................. 21 — — — 21
Societe Generale SA .............................. 2,560 (174) — — 2,386
Standard Chartered Bank ........................... 379 (379) — — —
State Street Bank and Trust Co. ....................... 6,939 (6,939) — — —
UBS AG ....................................... 6,131 (6,131) — — —
Wells Fargo Bank NA .............................. 14,917 (14,917) — — —
$ 1,013,219 $ (450,517) $ — $ — $ 562,702
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 350,659 $ — $ 350,659
Ireland .............................................. — 3,460,118 — 3,460,118
United Kingdom ........................................ — 28,709 — 28,709
United States .......................................... — 3,531,166 267,917 3,799,083
Common Stocks
Argentina ............................................ 36,740 — — 36,740
Australia ............................................. — 523,600 2 523,602
Austria .............................................. — 6,968 — 6,968
Belgium ............................................. — 67,104 — 67,104
Brazil ............................................... 317,054 — — 317,054
Canada ............................................. 1,999,785 — — 1,999,785
Cayman Islands ........................................ — — 8,914 8,914
China ............................................... 101,008 1,249,626 — 1,350,634
Czech Republic ........................................ 5,803 9,217 — 15,020
Denmark ............................................. 15,470 335,146 — 350,616
Egypt ............................................... — 74,809 — 74,809
Finland .............................................. — 116,278 — 116,278
France .............................................. — 2,704,976 — 2,704,976
Georgia ............................................. — 39,834 — 39,834
Germany ............................................ 11,034 1,628,734 — 1,639,768
Greece .............................................. — 26,090 — 26,090
Hong Kong ........................................... — 256,111 — 256,111
Hungary ............................................. — 46,971 — 46,971
India ............................................... — 739,724 — 739,724
Indonesia ............................................ — 34,524 — 34,524
Ireland .............................................. 169,527 — — 169,527
Israel ............................................... 51,735 — 160 51,895
Italy ................................................ — 1,350,511 — 1,350,511
Japan ............................................... 2,711 2,942,344 — 2,945,055
Kazakhstan ........................................... 88,106 17,540 — 105,646
Macau .............................................. — 19,236 — 19,236
Mexico .............................................. 255,842 94,503 — 350,345
Netherlands ........................................... — 2,660,014 — 2,660,014
Norway .............................................. 10,386 62,909 — 73,295
Philippines ........................................... — 26,950 — 26,950
Poland .............................................. — 111,694 — 111,694
Portugal ............................................. — 17,568 — 17,568
Puerto Rico ........................................... 30,045 — — 30,045
Republic of Turkiye ...................................... 20,209 31,829 — 52,038
Romania ............................................. 14,005 — — 14,005
Saudi Arabia .......................................... 52,201 49,479 — 101,680
Singapore ............................................ — 11,866 — 11,866
South Africa ........................................... 88,826 124,559 — 213,385
South Korea .......................................... — 2,532,045 — 2,532,045
Spain ............................................... — 394,463 — 394,463
Sweden ............................................. — 262,832 — 262,832
Switzerland ........................................... 257,658 629,756 — 887,414
Taiwan .............................................. — 3,580,924 — 3,580,924
Thailand ............................................. — 92,269 — 92,269
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 27,836 4,206,810 172,580 4,407,226
United States .......................................... 77,470,281 3,440,088 869,718 81,780,087
Corporate Bonds
Angola .............................................. — 200,190 — 200,190

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Australia ............................................. $ — $ 14,455 $ 137,915 $ 152,370
Austria .............................................. — 111,976 — 111,976
Canada ............................................. — 576,619 — 576,619
China ............................................... — 238,801 — 238,801
Denmark ............................................. — 115,808 — 115,808
France .............................................. — 694,419 — 694,419
Germany ............................................ — 1,837,735 — 1,837,735
India ............................................... — — — —
Ireland .............................................. — 109,920 — 109,920
Italy ................................................ — 992,263 — 992,263
Japan ............................................... — 814,521 — 814,521
Jersey, Channel Islands ................................... — 238,066 — 238,066
Luxembourg .......................................... — 674,406 — 674,406
Mauritius ............................................. — — 469,569 469,569
Netherlands ........................................... — 284,501 — 284,501
Norway .............................................. — 115,059 — 115,059
Sweden ............................................. — 204,482 — 204,482
Switzerland ........................................... — 43,406 — 43,406
United Kingdom ........................................ — 1,876,106 52,676 1,928,782
United States .......................................... — 5,894,942 1,811,958 7,706,900
Floating Rate Loan Interests
France .............................................. — 128,910 — 128,910
Germany ............................................ — 61,692 — 61,692
Jersey, Channel Islands ................................... — — 107,032 107,032
Netherlands ........................................... — 347,406 — 347,406
Spain ............................................... — 99,815 — 99,815
United Kingdom ........................................ — 239,058 — 239,058
United States .......................................... — 876,120 402,466 1,278,586
Foreign Agency Obligations ................................. — 226,552 — 226,552
Foreign Government Obligations .............................. — 5,448,144 — 5,448,144
Grantor Trust ........................................... 2,730,801 — — 2,730,801
Investment Companies .................................... 3,687,570 — — 3,687,570
Municipal Bonds ......................................... — 104,416 — 104,416
Non-Agency Mortgage-Backed Securities ........................ — 1,844,525 — 1,844,525
Preferred Securities
Brazil ............................................... 108,599 — 102,380 210,979
China ............................................... — — 657,450 657,450
Finland .............................................. — 116,472 7,893 124,365
France .............................................. — 230,142 — 230,142
Germany ............................................ — 1,060,584 — 1,060,584
India ............................................... — — — —
Italy ................................................ — 115,858 — 115,858
Luxembourg .......................................... — 102,745 — 102,745
Spain ............................................... — 113,382 — 113,382
Sweden ............................................. — — — —
United Kingdom ........................................ — 139,509 13,167 152,676
United States .......................................... 404,897 310,427 3,262,822 3,978,146
Rights ................................................ — — 1,193 1,193
U.S. Government Sponsored Agency Securities .................... — 2,758,360 — 2,758,360
Warrants .............................................. 162 56 54,547 54,765
Short-Term Securities
Foreign Government Obligations .............................. — 256,993 — 256,993
Money Market Funds ...................................... 5,341,906 — — 5,341,906
Options Purchased
Equity contracts .......................................... 320,469 101,347 — 421,816
Foreign currency exchange contracts ........................... — 31,957 — 31,957
Interest rate contracts ...................................... — 8,197 — 8,197
Other contracts .......................................... — 2,534 — 2,534
Unfunded Floating Rate Loan Interests
(a)
........................... — 3,227 — 3,227
$ 93,620,666 $ 67,656,656 $ 8,400,359 $ 169,677,681
Investments valued at NAV
(b)
...................................... 160,610
$ 169,838,291
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 81,209 $ — $ 81,209
Equity contracts ........................................... 120,195 574,562 — 694,757
Foreign currency exchange contracts ............................ — 216,163 — 216,163
Interest rate contracts ....................................... 171,473 1,249,836 — 1,421,309
Other contracts ........................................... — 2,179 — 2,179
Liabilities
Credit contracts ........................................... — (49,893) — (49,893)
Equity contracts ........................................... (1,055,235) (622,571) — (1,677,806)
Foreign currency exchange contracts ............................ — (432,251) — (432,251)
Interest rate contracts ....................................... (135,582) (832,879) — (968,461)
$ (899,149) $ 186,355 $ — $ (712,794)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Rights
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................. $ 195,500 $ 1,321,667 $ 1,883,505 $ 463,115 $ 4,377,123 $ 1,193 $ 170 $ 81,258 $ 8,323,531
Transfers into Level 3
(a)
.............................. — — 200,000 — — — — — 200,000
Transfers out of Level 3
(b)
............................. — (528,984) (194,688) — (11,567) — — — (735,239)
Accrued discounts/premiums ........................... — — (4,808) 302 — — — — (4,506)
Net realized gain (loss) .............................. — — (25) 12 119,844 — — (5,047) 114,784
Net change in unrealized appreciation (depreciation)
(c) (d)
......... 2,149 81,367 4,425 (2,546) 38,369 — (170) (21,664) 101,930
Purchases ....................................... 70,268 177,324 820,702 78,672 — — — — 1,146,966
Sales .......................................... — — (236,993) (30,057) (480,057) — — — (747,107)
Closing balance, as of June 30, 2026 .....................
$ 267,917 $ 1,051,374 $ 2,472,118 $ 509,498 $ 4,043,712 $ 1,193 $ — $ 54,547 $ 8,400,359
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026
(d)
..........................
$ 2,149 $ 81,367 $ (25,011) $ (2,546) $ 539,931 $ — $ — $ 8,381 $ 604,271
(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of December 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(c)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2026 is generally
due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $655,035.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 267,917 Income Discount Rate 7% - 20% 10%
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,0 51 , 372 Market Revenue Multiple 0.80x - 45.17x 12.88x
Volatility 56% - 80% 77%
Time to Exit 0.3 - 5.0 years 2.7 years
Gross Profit Multiple 5.00x —
Discount for Lack of
Marketability 12% —
Income Discount Rate 15% —
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,012,347 Income Discount Rate 8% - 34% 13%
Market  Estimated Recovery Value 31% —
Direct Profit Multiple 2.00x —
Time to Exit 1.0 - 1.5 years 1.4 years
Volatility 58% - 60% 58%
Floating Rate Loan Interests . . . . . . . . . . . . . . . . . . . . . . . . . . . . 314,239 Income Discount Rate 14% - 21% 16%
Market EBITDA Multiple 5.00x —
Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,0 43 , 709 Market Revenue Multiple 1.80x - 45.17x 17.60x
EBITDAR Multiple 9.50x —
Volatility 40% - 80% 64%
Time to Exit 1.0 - 5.0 years 3.3 years
Market Adjustment Multiple 0.20x - 1.10x 1.27x
Gross Profit Multiple 6.75x —
Income Discount Rate 9% -17% 12%
Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,193 Income Discount Rate 5% —
Warrants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54,547 Market Revenue Multiple 4.50x - 9.75x 9.75x
Volatility 50% - 70% 50%
Time to Exit 0.3 – 4.7 years 4.7 years
EBITDA Multiple 9.75x —
$ 7,7 4 5, 324

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Variable Rate
Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/15/26 ................ USD 900 $ 899,985
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.27%),
4.04% , 10/16/26 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 10/20/26 ................ 700 700,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 11/06/26 ................ 205 205,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 11/19/26 ................ 41 41,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 01/20/27 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 01/27/27 ................ 96 96,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 02/01/27 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.68% , 03/05/27 ................ 500 500,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.68% , 03/26/27 ................ 95 95,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 04/19/27 ................ 40 40,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 05/10/27 ................ 265 265,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 05/24/27 ................ 135 135,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.67% , 05/24/27 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.68% , 07/23/27 ................ 85 85,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.68% , 09/13/27 ................ 80 80,000
(1-day SOFR at 0.00% Floor + 0.11%),
3.73% , 11/19/27 ................ 105 105,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.72% , 11/22/27 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 11/23/27 ................ 30 30,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 02/09/28 ................ 60 60,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 02/11/28 ................ 70 70,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/16/28 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/24/28 ................ 640 640,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 04/10/28 ................ 200 200,000
Federal Home Loan Bank Bonds
3.50% , 01/11/27 .................. 735 734,370
3.85% , 04/09/27 .................. 500 500,000
Federal Home Loan Bank Discount Notes
(b)
3.66% , 07/01/26 .................. 400 400,000
3.66% , 07/08/26 .................. 1,610 1,608,903
3.66% , 07/10/26 .................. 800 799,302
3.67% , 07/13/26 .................. 375 374,561
3.67% , 07/17/26 .................. 825 823,710
3.67% , 07/29/26 .................. 700 698,024
3.67% , 07/31/26 .................. 500 498,520
3.72% , 08/05/26 .................. 500 498,277
3.73% , 08/21/26 .................. 100 99,499
3.73% , 08/28/26 .................. 100 99,430
3.77% , 09/14/26 .................. 400 397,088
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
3.87% , 11/27/26 .................. USD 120 $ 118,217
3.91% , 12/31/26 .................. 400 392,711
Federal Home Loan Bank Variable Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.00%),
3.62% , 07/02/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 07/02/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.62% , 07/07/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/08/26 ................ 200 199,999
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/10/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/16/26 ................ 800 799,992
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/17/26 ................ 800 799,994
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 07/17/26 ................ 260 260,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/21/26 ................ 355 355,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 07/22/26 ................ 310 310,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/24/26 ................ 250 250,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.62% , 07/28/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/04/26 ................ 265 265,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/18/26 ................ 100 99,999
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/19/26 ................ 130 130,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 08/20/26 ................ 100 100,001
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/21/26 ................ 895 895,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/24/26 ................ 125 125,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/25/26 ................ 200 199,996
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 08/27/26 ................ 200 199,994
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 09/01/26 ................ 200 199,994
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 09/03/26 ................ 265 265,000
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 09/04/26 ................ 900 899,965
(1-day SOFR at 0.00% Floor + 0.01%),
3.63% , 09/08/26 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 09/11/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 09/23/26 ................ 240 240,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.63% , 10/06/26 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.02%),
3.64% , 10/07/26 ................ 450 450,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/03/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/12/26 ................ 365 365,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/18/26 ................ 245 245,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/23/26 ................ USD 515 $ 515,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 11/30/26 ................ 180 180,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.75% , 12/01/26 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 12/09/26 ................ 245 245,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 12/11/26 ................ 240 240,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 12/14/26 ................ 340 340,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.74% , 12/28/26 ................ 400 400,000
(1-day SOFR at 0.00% Floor + 0.03%),
3.65% , 01/04/27 ................ 100 100,000
(1-day SOFR at 0.00% Floor + 0.05%),
3.67% , 01/25/27 ................ 235 235,000
(1-day SOFR at 0.00% Floor + 0.06%),
3.67% , 02/24/27 ................ 120 120,000
(1-day SOFR at 0.00% Floor + 0.04%),
3.66% , 02/25/27 ................ 540 540,000
(1-day SOFR at 0.00% Floor + 0.10%),
3.72% , 03/18/27 ................ 280 280,000
(1-day SOFR at 0.00% Floor + 0.07%),
3.68% , 03/25/27 ................ 215 215,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 05/12/28 ................ 100 100,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 09/23/26 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/16/26 ................ 200 200,000
(1-day SOFR at 0.00% Floor + 0.12%),
3.74% , 05/05/27 ................ 200 200,000
Federal National Mortgage Association Variable
Rate Notes
(a)
(1-day SOFR at 0.00% Floor + 0.12%),
3.74% , 07/29/26 ................ 990 990,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 08/21/26 ................ 450 450,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 10/23/26 ................ 335 335,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 11/20/26 ................ 1,200 1,200,000
(1-day SOFR at 0.00% Floor + 0.14%),
3.76% , 12/11/26 ................ 1,400 1,400,000
(1-day SOFR at 0.00% Floor + 0.08%),
3.70% , 01/07/28 ................ 345 345,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 03/06/28 ................ 300 300,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 04/06/28 ................ 800 800,000
(1-day SOFR at 0.00% Floor + 0.09%),
3.71% , 05/08/28 ................ 265 265,000
Total U.S. Government Sponsored Agency Obligations — 31.9%
(Cost: $ 33,969,531 ) ............................... 33,969,531
U.S. Treasury Obligations
U.S. Treasury Bills
(b)
1.82% , 07/02/26 .................. 90 89,991
3.28% , 07/09/26 .................. 800 799,372
3.37% , 07/14/26 .................. 330 329,572
Security
Par (000)
Par (000) Value
3.48% , 07/21/26 .................. USD 400 $ 399,201
3.58% , 08/06/26 .................. 199 198,277
3.61% , 08/11/26 .................. 2,390 2,380,201
3.63% , 08/13/26 .................. 1,500 1,493,729
3.67% , 08/20/26 .................. 2,570 2,557,289
3.68% , 08/27/26 .................. 100 99,426
3.67% , 09/03/26 .................. 2,950 2,931,221
3.67% , 09/10/26 .................. 900 893,725
3.68% , 09/15/26 .................. 460 456,489
3.78% , 10/01/26 .................. 20 19,816
3.75% , 10/06/26 .................. 1,227 1,214,784
3.77% , 10/08/26 .................. 423 418,399
3.84% , 10/20/26 .................. 525 519,059
3.83% , 11/12/26 .................. 270 266,367
3.90% , 12/17/26 .................. 900 884,452
3.94% , 12/24/26 .................. 2,014 1,979,430
3.93% , 12/31/26 .................. 900 882,528
3.80% , 01/21/27 .................. 1,499 1,470,330
3.86% , 02/18/27 .................. 200 195,637
3.89% , 03/18/27 .................. 1,100 1,072,314
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.18%),
3.96% , 07/31/26
(a)
............... 975 974,956
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.21%),
3.98% , 10/31/26
(a)
............... 1,615 1,615,000
4.13% , 10/31/26 .................. 50 50,064
4.25% , 11/30/26 .................. 339 339,882
4.25% , 12/31/26 .................. 390 391,305
4.00% , 01/15/27 .................. 100 100,229
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.87% , 01/31/27
(a)
............... 1,845 1,844,959
4.13% , 02/28/27 .................. 700 702,497
4.25% , 03/15/27 .................. 500 502,505
2.50% , 03/31/27 .................. 100 99,246
3.88% , 03/31/27 .................. 700 701,595
2.75% , 04/30/27 .................. 100 99,211
3.75% , 04/30/27 .................. 1,010 1,009,947
0.50% , 05/31/27 .................. 300 291,159
2.63% , 05/31/27 .................. 220 217,714
3.88% , 05/31/27 .................. 220 220,191
3.25% , 06/30/27 .................. 100 99,363
3.75% , 06/30/27 .................. 125 124,488
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.16%),
3.93% , 07/31/27
(a)
............... 841 840,665
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.19%),
3.97% , 10/31/27
(a)
............... 1,119 1,119,415
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.87% , 01/31/28
(a)
............... 300 299,996

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Government Money Market Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
(US Treasury 3 Month Bill Money Market
Yield at 0.00% Floor + 0.10%),
3.88% , 04/30/28
(a)
............... USD 610 $ 610,248
Total U.S. Treasury Obligations — 31 .7%
(Cost: $ 33,806,244 ) ............................... 33,806,244
Total Repurchase Agreements — 36 .4%
(Cost: $ 38,750,000 ) ............................... 38,750,000
Total Investments — 100 .0%
(Cost: $ 106,525,775 ) .............................. 106,525,775
Other Assets Less Liabilities — 0.0% .................... 36,486
Net Assets — 100.0% ............................... $ 106,562,261
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3 .65% 06/30/26 07/01/26 $ 9,000 $ 9,000,000 $ 9,000,913
U.S. Government
Sponsored Agency
Obligations, 3.50% to
6.50%, due 07/20/47 to
10/20/71 ......... $ 18,256,799 $ 9,180,001
– –
Barclays Capital, Inc. . 3 .77
(a)
06/30/26 08/05/26 1,000 1,000,000 1,003,770
U.S. Government
Sponsored Agency
Obligation, 5.00%, due
06/20/56 ......... 1,096,290 1,070,001
– –
BNP Paribas SA .... 3 .65 06/30/26 07/01/26 9,000 9,000,000 9,000,913
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 7.50%, due
08/15/30 to 03/20/56 12,757,259 9,200,680
– –
JP Morgan Securities
LLC ........... 3 .64 06/30/26 07/01/26 1,000 1,000,000 1,000,101
U.S. Treasury
Obligations, 0.00% to
4.13%, due 08/15/27 to
11/15/32 ......... 1,030,200 1,020,001
– –
Mizuho Securities USA
LLC ........... 3 .65 06/30/26 07/01/26 9,000 9,000,000 9,000,912
U.S. Treasury
Obligation, 0.63%, due
07/31/26 ......... 9,180,900 9,180,053
– –
TD Securities USA LLC 3 .64 06/30/26 07/01/26 9,750 9,750,000 9,750,986
U.S. Treasury
Obligation, 3.75%, due
04/30/27 ......... 9,907,000 9,945,004
– –
$ 38,750,000 $ 39,595,740
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Repurchase Agreements ................................... $ — $ 38,750,000 $ — $ 38,750,000
U.S. Government Sponsored Agency Obligations ................... — 33,969,531 — 33,969,531
U.S. Treasury Obligations ................................... — 33,806,244 — 33,806,244
$ — $ 106,525,775 $ — $ 106,525,775

Schedule of Investments
(unaudited)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Financial Services — 0.0%
Labels Buyer LLC
(a)
.................. 16 $ 576
Food Products — 0.1%
Lamb Weston Holdings, Inc. ............ 247 10,665
Health Care Equipment & Supplies — 0.1%
Medline, Inc. , Class A
(a)
................ 670 26,425
Metals & Mining — 0.1%
Constellium SE , Class A
(a)
.............. 726 23,138
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP .................. 2,330 44,549
Enterprise Products Partners LP .......... 467 17,167
61,716
Specialized REITs — 0.2%
VICI Properties, Inc. , Class A ............ 1,566 41,577
Total Common Stocks — 0 .8%
(Cost: $ 147,502 ) ................................. 164,097
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 16 16,346
ATI, Inc.
5.88% , 12/01/27 .................. 19 19,009
4.88% , 10/01/29 .................. 8 7,912
7.25% , 08/15/30 .................. 16 16,613
5.13% , 10/01/31 .................. 23 22,765
5.88% , 06/15/33 .................. 5 5,070
Bombardier, Inc.
(b)
8.75% , 11/15/30 .................. 2 2,114
7.25% , 07/01/31 .................. 3 3,139
7.00% , 06/01/32 .................. 14 14,503
6.75% , 06/15/33 .................. 23 23,808
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 10 9,811
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
17 16,987
Goat Holdco LLC, 6.75%, 02/01/32
(b)
...... 6 6,149
Moog, Inc., 5.50%, 10/15/34
(b)
.......... 8 7,878
TransDigm, Inc.
(b)
6.38% , 03/01/29 .................. 39 39,596
6.63% , 03/01/32 .................. 8 8,205
6.00% , 01/15/33 .................. 41 41,403
6.38% , 05/31/33 .................. 109 110,036
6.25% , 01/31/34 .................. 7 7,143
6.75% , 01/31/34 .................. 51 52,311
6.13% , 07/31/34 .................. 62 61,920
492,718
Air Freight & Logistics — 0.1%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ....... 15 15,538
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 . 4 4,142
19,680
Automobile Components — 1.7%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
. 10 9,969
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 .................. 9 8,968
7.75% , 10/15/33 .................. 10 9,879
Clarios Global LP
(b)
6.75% , 05/15/28 .................. 37 37,542
6.75% , 02/15/30 .................. 30 30,913
6.75% , 09/15/32 .................. 55 56,170
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Cyprium Corp., 6.13%, 04/15/31
(b)
........ USD 12 $ 12,000
Dana, Inc.
4.25% , 09/01/30 .................. 4 3,986
4.50% , 02/15/32 .................. 5 4,988
Dorman Products, Inc., 6.25%, 06/15/34
(b)
... 2 2,023
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
11 11,550
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. 9 8,603
6.63% , 07/15/30 .................. 6 5,795
8.88% , 07/15/32 .................. 16 16,139
Icahn Enterprises LP
5.25% , 05/15/27 .................. 66 65,231
9.75% , 01/15/29 .................. 9 8,827
4.38% , 02/01/29 .................. 12 10,249
10.00% , 11/15/29
(b)
................ 10 9,862
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 44 44,275
356,969
Automobiles — 0.5%
(b)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ...................... 99 97,319
Rivian Holdings LLC, 10.00%, 01/15/31 .... 13 12,948
110,267
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a) (c) (d)
EUR 100 25,137
Broadline Retail — 0.3%
(b)
Getty Images, Inc., 10.50%, 11/15/30 ...... USD 7 5,836
Match Group Holdings II LLC
4.13% , 08/01/30 .................. 15 14,117
3.63% , 10/01/31 .................. 14 12,597
6.13% , 09/15/33 .................. 16 15,811
Wayfair LLC, 7.13%, 05/31/34 .......... 7 7,197
55,558
Building Products — 1.7%
(b)
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ...................... 13 13,583
Builders FirstSource, Inc., 6.75%, 05/15/35 .. 9 9,176
EMRLD Borrower LP
6.63% , 12/15/30 .................. 71 72,586
6.75% , 07/15/31 .................. 28 28,981
JELD-WEN, Inc., 4.88%, 12/15/27 ....... 18 14,333
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 .................. 21 20,916
9.75% , 07/15/28 .................. 14 14,025
Quikrete Holdings, Inc., 6.38%, 03/01/32 ... 55 56,165
Standard Building Solutions, Inc.
6.50% , 08/15/32 .................. 35 35,211
6.25% , 08/01/33 .................. 19 18,868
5.88% , 03/15/34 .................. 16 15,418
Standard Industries, Inc.
4.75% , 01/15/28 .................. 2 1,986
4.38% , 07/15/30 .................. 24 22,794
Wilsonart LLC, 11.00%, 08/15/32 ........ 20 16,203
340,245
Capital Markets — 0.9%
Apollo Debt Solutions BDC
5.88% , 08/30/30 .................. 4 3,958
6.55% , 03/15/32 .................. 4 4,034
Ares Strategic Income Fund, 5.80%, 09/09/30 10 9,851
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ...................... 5 4,870
Blackstone Secured Lending Fund, 5.90%,
05/21/31 ...................... 10 9,851

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blue Owl Capital Corp.
6.20% , 07/15/30 .................. USD 6 $ 5,978
6.30% , 08/15/31 .................. 5 4,970
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 20 18,629
First Eagle Holdings, Inc., 7.25%, 08/15/32
(b)
. 5 5,033
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
20 20,124
FS KKR Capital Corp., 2.63%, 01/15/27 .... 2 1,963
Jane Street Group
(b)
6.13% , 11/01/32 .................. 3 3,001
6.75% , 05/01/33 .................. 25 25,709
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 .................. 23 23,039
8.00% , 08/01/33 .................. 44 44,163
185,173
Chemicals — 3.8%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (e)
......... 27 21,373
Celanese US Holdings LLC
7.00% , 02/15/31 .................. 2 2,059
6.75% , 04/15/33 .................. 11 11,205
7.38% , 02/15/34 .................. 13 13,431
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 60 59,952
4.63% , 11/15/29 .................. 25 23,862
7.88% , 03/15/34 .................. 12 12,058
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 69 67,326
FMC Corp.
3.45% , 10/01/29 .................. 27 25,001
8.00% , 06/01/31
(b)
................. 31 32,264
HB Fuller Co., 4.25%, 10/15/28 ......... 10 9,840
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 9 8,719
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
..................... 7 7,088
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
20 19,850
Olympus Water US Holding Corp., 7.25%,
06/15/31
(b)
..................... 200 202,515
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
.. 35 34,934
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 .................. 6 5,624
4.38% , 02/01/32 .................. 10 9,373
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 49 48,045
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
..................... 38 37,764
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. 67 62,973
7.38% , 03/01/31 .................. 5 5,021
6.63% , 08/15/32 .................. 41 39,765
7.00% , 08/01/33 .................. 28 27,265
787,307
Commercial Services & Supplies — 5.4%
(b)
ADT Security Corp. (The)
4.88% , 07/15/32 .................. 14 13,230
5.88% , 10/15/33 .................. 15 14,736
Allied Universal Holdco LLC
6.88% , 06/15/30 .................. 42 43,159
7.88% , 02/15/31 .................. 266 278,072
APi Group DE, Inc.
4.13% , 07/15/29 .................. 14 13,426
4.75% , 10/15/29 .................. 8 7,840
5.75% , 06/01/34 .................. 7 6,921
Aramark Services, Inc., 5.00%, 02/01/28 .... 13 12,974
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Brink's Co. (The)
6.50% , 06/15/29 .................. USD 10 $ 10,200
6.75% , 06/15/32 .................. 34 34,744
Clean Harbors, Inc., 6.38%, 02/01/31 ...... 5 5,071
Deluxe Corp., 8.13%, 09/15/29 ......... 8 8,282
Garda World Security Corp.
7.75% , 02/15/28 .................. 45 45,794
6.00% , 06/01/29 .................. 5 4,926
8.25% , 08/01/32 .................. 51 52,189
8.38% , 11/15/32 .................. 131 134,020
GFL Environmental Holdings US, Inc.
5.63% , 07/01/31 .................. 9 8,999
5.50% , 02/01/34 .................. 27 26,408
GFL Environmental, Inc.
4.00% , 08/01/28 .................. 27 26,362
4.38% , 08/15/29 .................. 40 38,882
6.75% , 01/15/31 .................. 23 23,662
Madison IAQ LLC, 5.88%, 06/30/29 ....... 37 37,019
Multi-Color Corp., 8.50%, (8.50% Cash or 2.50%
PIK), 05/11/33
(e) (f)
................ 34 29,311
Reworld Holding Corp., 4.88%, 12/01/29 .... 12 11,445
RR Donnelley & Sons Co.
9.50% , 08/01/29 .................. 36 37,326
11.00% , ( 11.00 % Cash or 11.00 % PIK),
06/01/31
(e)
.................... 7 6,732
Sabre Financial Borrower LLC, 11.13%, 06/15/29 50 52,773
Waste Pro USA, Inc., 7.00%, 02/01/33 ..... 81 82,886
Williams Scotsman, Inc.
4.63% , 08/15/28 .................. 12 11,892
6.63% , 06/15/29 .................. 4 4,084
6.63% , 04/15/30 .................. 2 2,060
7.38% , 10/01/31 .................. 22 22,778
1,108,203
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 7 6,677
Construction & Engineering — 0.6%
(b)
AECOM, 6.00%, 08/01/33 ............ 8 8,011
Arcosa, Inc., 4.38%, 04/15/29 .......... 19 18,688
Brand Industrial Services, Inc., 10.38%, 08/01/30 74 60,303
Dycom Industries, Inc., 4.50%, 04/15/29 .... 7 6,846
Global Infrastructure Solutions, Inc., 6.38%,
07/15/34 ...................... 11 11,057
Weekley Homes LLC, 6.75%, 01/15/34 ..... 10 10,027
114,932
Consumer Finance — 1.6%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 .................. 10 10,384
7.25% , 01/15/31 .................. 2 2,055
6.25% , 02/15/34 .................. 2 1,939
GGAM Finance Ltd.
(b)
6.88% , 04/15/29 .................. 2 2,044
5.88% , 03/15/30 .................. 8 7,970
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
..................... 21 21,337
Navient Corp.
9.38% , 10/15/31 .................. 9 8,966
7.88% , 06/15/32 .................. 9 8,423
OneMain Finance Corp.
6.63% , 05/15/29 .................. 11 11,216
5.38% , 11/15/29 .................. 41 40,271
7.88% , 03/15/30 .................. 24 24,985
6.13% , 05/15/30 .................. 19 18,999
4.00% , 09/15/30 .................. 15 13,865
7.50% , 05/15/31 .................. 3 3,099

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.13% , 11/15/31 .................. USD 6 $ 6,104
6.75% , 03/15/32 .................. 23 23,055
7.13% , 09/15/32 .................. 8 8,134
6.50% , 03/15/33 .................. 21 20,665
6.75% , 09/15/33 .................. 11 10,890
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
70 72,311
SLM Corp., (SOFR Index + 2.71%), 6.50%,
05/15/32
(f)
..................... 8 7,991
324,703
Consumer Staples Distribution & Retail — 1.0%
(b)
Albertsons Cos., Inc.
5.50% , 03/31/31 .................. 12 11,725
5.63% , 03/31/32 .................. 8 7,735
5.75% , 03/31/34 .................. 38 36,189
KeHE Distributors LLC
9.00% , 02/15/29 .................. 9 9,422
7.13% , 04/30/33 .................. 13 13,242
Performance Food Group, Inc.
4.25% , 08/01/29 .................. 9 8,736
6.13% , 09/15/32 .................. 35 35,428
5.63% , 03/01/34 .................. 37 36,315
United Natural Foods, Inc., 6.75%, 10/15/28 . 7 7,001
US Foods, Inc.
4.75% , 02/15/29 .................. 27 26,650
7.25% , 01/15/32 .................. 9 9,340
201,783
Containers & Packaging — 1.7%
Ardagh Group SA, 9.50%, 12/01/30
(b)
...... 5 5,731
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 15 14,981
6.88% , 01/15/30 .................. 6 5,978
6.75% , 04/15/32 .................. 46 44,648
Crown Americas LLC, 5.88%, 06/01/33 .... 42 42,295
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 .................. 185 189,129
9.25% , 04/15/30 .................. 16 15,741
Sword Purchaser LLC, 8.25%, 04/15/33
(b)
... 30 31,043
349,546
Distributors — 0.5%
(b)
Core & Main LP, 6.00%, 07/01/34 ........ 44 44,207
Dealer Tire Financial LLC, 10.38%, 10/01/31 . 5 4,982
Gates Corp., 6.88%, 07/01/29 .......... 18 18,410
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 5 4,794
6.50% , 07/15/32 .................. 33 33,165
105,558
Diversified Consumer Services — 0.6%
Service Corp. International
3.38% , 08/15/30 .................. 2 1,855
4.00% , 05/15/31 .................. 29 27,375
5.75% , 10/15/32 .................. 46 46,185
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 38 39,304
114,719
Diversified REITs — 0.4%
(b)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 17 16,334
Uniti Group LP
6.50% , 02/15/29 .................. 5 4,961
6.00% , 01/15/30 .................. 4 3,907
Series Feb , 8.63% , 06/15/32 .......... 62 64,679
89,881
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 8.9%
Altice France SA
(b)
6.88% , 10/15/30 .................. USD 13 $ 12,610
6.50% , 04/15/32 .................. 99 95,676
6.88% , 07/15/32 .................. 28 27,151
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
. 38 38,136
APLD ComputeCo 3 LLC, 7.00%, 06/15/31
(b)
. 45 44,908
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
.. 16 17,261
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
. 3 3,038
CCO Holdings LLC
(b)
5.38% , 06/01/29 .................. 25 24,457
6.38% , 09/01/29 .................. 64 63,935
4.75% , 03/01/30 .................. 23 21,807
4.25% , 02/01/31 .................. 29 26,117
4.75% , 02/01/32 .................. 8 7,136
7.00% , 02/01/33 .................. 17 16,672
7.38% , 02/01/36 .................. 82 80,416
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 16 16,632
Core Scientific Finance I LLC, 7.75%, 05/15/31
(b)
52 52,731
Flash Compute LLC, 7.25%, 12/31/30
(b)
.... 56 57,580
Level 3 Financing, Inc.
(b)
6.88% , 06/30/33 .................. 126 129,900
7.00% , 03/31/34 .................. 106 109,301
8.50% , 01/15/36 .................. 133 142,283
7.50% , 02/15/37 .................. 41 42,082
Meridian Arc Holdco LLC, 6.25%, 04/30/31
(b)
. 244 244,547
PR RNO Property Owner 1 LLC, 6.50%,
05/01/31
(b)
..................... 73 72,895
SE Cosmos LLC, 8.88%, 05/01/31
(b)
...... 72 74,021
Stingray Compute LLC, 6.00%, 06/15/31
(b)
.. 18 18,035
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
..................... 110 108,414
Telecom Italia Capital SA, 7.72%, 06/04/38 .. 20 22,966
Uniti Services LLC, 7.50%, 10/15/33
(b)
..... 13 13,681
Windstream Services LLC, 8.25%, 10/01/31
(b)
113 119,165
Yondr JK 1 LLC, 6.88%, 06/30/31
(b)
....... 15 15,038
Zayo Group Holdings, Inc.
(b)(e)(f)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 63 62,551
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 39 38,076
1,819,218
Electric Utilities — 2.1%
(b)
Alpha Generation LLC, 6.75%, 10/15/32 .... 16 16,294
NRG Energy, Inc.
5.75% , 07/15/29 .................. 29 29,007
6.00% , 02/01/33 .................. 44 44,235
5.75% , 01/15/34 .................. 27 26,789
5.88% , 05/15/34 .................. 12 11,937
6.25% , 11/01/34 .................. 26 26,326
6.00% , 01/15/36 .................. 41 40,872
6.13% , 05/15/36 .................. 40 40,018
Pattern Energy Operations LP, 4.50%, 08/15/28 6 5,875
VoltaGrid LLC, 7.38%, 11/01/30 ......... 81 84,092
XPLR Infrastructure Operating Partners LP
8.38% , 01/15/31 .................. 33 35,195
8.63% , 03/15/33 .................. 8 8,579
7.75% , 04/15/34 .................. 57 59,996
429,215
Electrical Equipment — 0.0%
Solaris Energy Infrastructure LLC, 6.38%,
05/15/31
(b)
..................... 6 6,067
Electronic Equipment, Instruments & Components — 0.4%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 31 30,523
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 22 21,398
3.75% , 02/15/31 .................. 33 30,856

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., 6.50%, 06/01/32 .. USD 7 $ 7,085
89,862
Energy Equipment & Services — 1.7%
Archrock Partners LP, 6.63%, 09/01/32
(b)
.... 37 37,736
Archrock Services LP, 6.00%, 02/01/34
(b)
... 18 17,892
Enerflex, Inc., 6.88%, 01/15/31
(b)
........ 2 2,047
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 .................. 32 32,082
6.50% , 10/01/33 .................. 19 19,260
6.75% , 10/01/35 .................. 20 20,517
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
... 10 10,231
Noble Finance II LLC
(b)
8.00% , 04/15/30 .................. 6 6,217
6.25% , 06/15/34 .................. 9 8,820
Oceaneering International, Inc., 6.00%, 02/01/28 5 5,072
Star Holding LLC, 8.75%, 08/01/31
(b)
...... 15 15,035
Tidewater, Inc., 9.13%, 07/15/30
(b)
........ 12 12,840
Transocean International Ltd.
(b)
8.25% , 05/15/29 .................. 3 3,098
8.75% , 02/15/30 .................. 5 5,091
8.50% , 05/15/31 .................. 14 14,535
7.88% , 10/15/32 .................. 9 9,395
USA Compression Partners LP
(b)
7.13% , 03/15/29 .................. 30 30,730
6.25% , 10/01/33 .................. 36 35,692
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 11 11,423
Weatherford International Ltd., 6.75%, 10/15/33
(b)
41 41,832
339,545
Entertainment — 0.2%
(b)
Cinemark USA, Inc., 7.00%, 08/01/32 ..... 5 5,158
Live Nation Entertainment, Inc., 3.75%, 01/15/28 7 6,865
Playtika Holding Corp., 4.25%, 03/15/29 .... 5 4,475
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(g)
16 15,260
31,758
Financial Services — 2.5%
Block, Inc.
5.63% , 08/15/30
(b)
................. 20 20,050
6.50% , 05/15/32 .................. 32 32,669
6.00% , 08/15/33
(b)
................. 41 41,283
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 .................. 3 2,957
6.75% , 12/01/32 .................. 7 6,758
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 .................. 3 2,911
9.13% , 05/15/31 .................. 11 11,373
8.38% , 04/01/32 .................. 2 2,034
7.88% , 04/01/33 .................. 2 1,951
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 17 17,679
7.13% , 11/15/30 .................. 8 8,107
6.88% , 05/15/32 .................. 18 17,616
6.75% , 02/15/34 .................. 8 7,679
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 .................. 15 15,310
6.13% , 08/01/30 .................. 28 28,481
6.13% , 08/01/31 .................. 29 29,618
7.13% , 02/01/32 .................. 39 40,479
6.38% , 08/01/33 .................. 47 47,798
6.50% , 06/15/34 .................. 17 17,437
Rocket Mortgage LLC, 4.00%, 10/15/33
(b)
... 2 1,800
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
... 62 62,119
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
..................... 5 4,645
Security
Par (000)
Par (000) Value
Financial Services (continued)
UWM Holdings LLC
(b)
6.63% , 02/01/30 .................. USD 20 $ 18,636
6.25% , 03/15/31 .................. 40 35,649
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
... 9 9,143
WEX, Inc., 6.50%, 03/15/33
(b)
.......... 29 28,875
WS Escrow LLC, 7.75%, 06/01/33
(b)
...... 5 5,134
518,191
Food Products — 1.4%
(b)
B&G Foods, Inc., 8.00%, 09/15/28 ....... 6 6,006
Chobani LLC
4.63% , 11/15/28 .................. 37 36,641
7.63% , 07/01/29 .................. 45 46,403
6.38% , 04/15/34 .................. 91 92,355
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 12 12,079
Lamb Weston Holdings, Inc.
4.13% , 01/31/30 .................. 18 17,260
4.38% , 01/31/32 .................. 10 9,403
Post Holdings, Inc.
4.50% , 09/15/31 .................. 4 3,752
6.25% , 02/15/32 .................. 5 5,075
6.38% , 03/01/33 .................. 3 2,977
6.50% , 03/15/36 .................. 35 34,603
Simmons Foods, Inc., 4.63%, 03/01/29 .... 11 10,627
277,181
Gas Utilities — 0.2%
(b)
AmeriGas Partners LP
9.50% , 06/01/30 .................. 6 6,438
6.88% , 06/01/31 .................. 12 12,150
Ferrellgas LP, 9.25%, 01/15/31 ......... 10 10,539
Suburban Propane Partners LP, 5.00%, 06/01/31 6 5,688
34,815
Ground Transportation — 0.3%
(b)
GB AIT Buyer, Inc., 8.75%, 04/30/34 ...... 9 9,024
Genesee & Wyoming, Inc., 6.25%, 04/15/32 . 27 27,387
Hertz Corp. (The), 12.63%, 07/15/29 ...... 9 7,325
PODS LLC, 8.75%, 05/15/31 ........... 13 12,702
RXO, Inc., 6.38%, 05/15/31 ............ 4 4,055
Watco Cos. LLC, 7.13%, 08/01/32 ....... 5 5,134
65,627
Health Care Equipment & Supplies — 0.9%
(b)
Avantor Funding, Inc.
4.63% , 07/15/28 .................. 2 1,979
3.88% , 11/01/29 .................. 12 11,456
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 84 86,310
Insulet Corp., 6.50%, 04/01/33 .......... 10 10,141
Medline Borrower LP, 5.25%, 10/01/29 ..... 49 48,701
Neogen Food Safety Corp., 8.63%, 07/20/30 . 11 11,570
Sotera Health Holdings LLC, 7.38%, 06/01/31 12 12,442
182,599
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
6 6,177
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 17 16,788
Centene Corp., 2.45%, 07/15/28 ......... 5 4,751
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 .................. 40 37,745
4.75% , 02/15/31 .................. 20 18,399
10.88% , 01/15/32 ................. 8 8,616
9.75% , 01/15/34 .................. 114 119,025
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
..................... 20 20,703
DaVita, Inc.
(b)
6.88% , 09/01/32 .................. 4 4,126
6.75% , 07/15/33 .................. 5 5,159

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 6 $ 5,372
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 37 35,947
LifePoint Health, Inc.
(b)
10.00% , 06/01/32 ................. 16 15,973
7.00% , 05/01/34 .................. 51 48,882
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 .................. 10 9,325
6.50% , 02/15/31 .................. 11 11,190
6.25% , 01/15/33 .................. 7 7,012
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 13 12,490
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
..................... 3 3,134
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 40 41,862
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
101 102,246
Tenet Healthcare Corp.
6.75% , 05/15/31 .................. 41 42,001
5.50% , 11/15/32
(b)
................. 3 2,983
6.00% , 11/15/33
(b)
................. 11 11,096
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
13 12,257
603,259
Health Care REITs — 0.4%
(b)
Diversified Healthcare Trust, 7.25%, 10/15/30 8 8,234
MPT Operating Partnership LP, 8.50%, 02/15/32 79 80,880
89,114
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 06/01/32
(b)
.......... 21 21,350
Hotel & Resort REITs — 1.3%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
..................... 12 12,285
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
... 7 7,119
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 .................. 16 15,687
6.50% , 04/01/32 .................. 22 22,512
6.50% , 06/15/33 .................. 10 10,260
5.75% , 03/15/34 .................. 37 36,657
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 8 7,620
Service Properties Trust
0.00% , 09/30/27
(b) (h)
................ 15 13,908
8.63% , 11/15/31
(b)
................. 110 115,880
8.88% , 06/15/32 .................. 20 20,591
XHR LP, 6.63%, 05/15/30
(b)
............ 7 7,162
269,681
Hotels, Restaurants & Leisure — 3.9%
1011778 BC ULC, 4.00%, 10/15/30
(b)
...... 13 12,273
Acushnet Co., 5.63%, 12/01/33
(b)
........ 7 6,963
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 14 13,762
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 19 18,263
7.00% , 02/15/30 .................. 31 31,179
6.50% , 02/15/32 .................. 23 22,436
Carnival Corp. Ltd.
(b)
5.88% , 06/15/31 .................. 11 11,198
5.75% , 08/01/32 .................. 9 9,088
6.13% , 02/15/33 .................. 60 60,729
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 35 34,660
5.75% , 04/01/30 .................. 23 22,978
6.75% , 05/01/31 .................. 14 14,245
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 12 11,668
6.75% , 01/15/30 .................. 4 3,923
Gaia Purchaser, Inc., 7.63%, 07/15/33
(b)
.... 29 29,333
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
..................... USD 16 $ 16,008
Hilton Domestic Operating Co., Inc.
(b)
5.50% , 09/15/31 .................. 31 31,079
5.88% , 03/15/33 .................. 7 7,064
5.50% , 03/31/34 .................. 14 13,880
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 14 14,253
7.50% , 09/01/31 .................. 11 11,401
6.25% , 10/01/33 .................. 2 1,989
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
. 19 19,645
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
21 17,609
MGM Resorts International, 6.13%, 09/15/29 . 19 19,186
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 11 10,708
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
..................... 15 15,624
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 .................. 5 4,852
6.75% , 02/01/32 .................. 9 8,980
6.25% , 09/15/33 .................. 11 10,683
Pioneer Opco LLC, 7.00%, 05/15/33
(b)
..... 12 12,211
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 10 6,955
5.88% , 09/01/31 .................. 13 8,450
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 .................. 8 8,100
6.63% , 02/01/33 .................. 10 10,150
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
22 18,803
Six Flags Entertainment Corp., 8.63%,
01/15/32
(b)
..................... 7 7,208
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 10 9,885
6.63% , 03/15/32 .................. 11 11,172
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 .................. 10 9,987
6.50% , 05/15/32 .................. 20 20,370
Viking Cruises Ltd.
(b)
9.13% , 07/15/31 .................. 48 50,294
5.88% , 10/15/33 .................. 38 38,059
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 8 7,999
Voyager Parent LLC, 9.25%, 07/01/32
(b)
.... 16 16,921
Wyndham Hotels & Resorts, Inc., 5.63%,
03/01/33
(b)
..................... 4 3,948
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 22 21,852
7.13% , 02/15/31 .................. 7 7,398
6.25% , 03/15/33 .................. 23 23,086
798,507
Household Durables — 1.6%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 .................. 8 7,590
6.88% , 08/01/33 .................. 8 7,929
Beazer Homes USA, Inc., 8.00%, 01/15/32
(b)
. 6 6,016
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 20 19,045
4.88% , 02/15/30 .................. 15 13,959
Century Communities, Inc., 6.63%, 09/15/33
(b)
10 10,098
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
6 6,135
Empire Communities Corp., 9.75%, 05/01/29
(b)
3 3,101
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
..................... 10 9,926
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 .................. 37 38,172

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
8.38% , 10/01/33 .................. USD 27 $ 27,742
LGI Homes, Inc.
(b)
8.75% , 12/15/28 .................. 8 8,267
7.00% , 11/15/32 .................. 15 14,906
Mattamy Group Corp.
(b)
4.63% , 03/01/30 .................. 11 10,556
6.00% , 12/15/33 .................. 4 3,840
Meritage Homes Corp., 1.75%, 05/15/28
(i)
... 22 22,671
Newell Brands, Inc.
8.50% , 06/01/28
(b)
................. 11 11,492
6.63% , 09/15/29 .................. 5 5,084
6.38% , 05/15/30 .................. 7 7,095
6.63% , 05/15/32 .................. 14 14,177
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 .................. 14 14,480
8.50% , 11/01/30 .................. 4 4,084
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 .................. 2 1,928
3.88% , 10/15/31 .................. 4 3,677
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 8 8,307
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
..................... 6 6,175
Whirlpool Corp.
(b)
7.50% , 07/01/31 .................. 19 19,227
7.88% , 07/01/34 .................. 22 22,090
327,769
Independent Power and Renewable Electricity Producers — 1.6%
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 2 1,982
3.75% , 01/15/32 .................. 7 6,370
Talen Energy Supply LLC
(b)(j)
(Acquired 04/30/26 , cost $ 118,000 ) 6.13% ,
05/01/31 ..................... 118 118,002
(Acquired 04/30/26 , cost $ 197,000 ) 6.38% ,
05/01/33 ..................... 197 196,752
TransAlta Corp., 5.88%, 02/01/34 ........ 3 2,955
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(b) (f) (k)
.................... 10 10,077
336,138
Insurance — 6.7%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 46 45,446
5.88% , 11/01/29 .................. 51 49,845
7.00% , 01/15/31 .................. 87 88,414
6.50% , 10/01/31 .................. 2 1,995
7.38% , 10/01/32 .................. 59 58,561
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 8 8,039
4.88% , 06/30/29 .................. 14 13,490
Amynta Agency Borrower, Inc., 7.50%, 07/15/33 36 34,457
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 17 17,214
Ardonagh Finco Ltd., 7.75%, 02/15/31 ..... 200 202,253
Asurion LLC
8.00% , 12/31/32 .................. 54 54,408
8.38% , 02/01/34 .................. 47 43,507
CRC Insurance Group LLC, 7.13%, 06/01/31 . 96 95,694
Howden UK Refinance plc
7.25% , 02/15/31 .................. 107 103,643
8.13% , 02/15/32 .................. 59 52,887
HUB International Ltd.
7.25% , 06/15/30 .................. 149 152,909
7.38% , 01/31/32 .................. 224 228,005
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. USD 46 $ 46,918
6.88% , 10/01/33 .................. 28 25,968
Ryan Specialty LLC, 5.88%, 08/01/32 ..... 11 10,822
USI, Inc., 7.50%, 01/15/32 ............ 38 38,358
1,372,833
Interactive Media & Services — 0.1%
Snap, Inc.
(b)
6.88% , 03/01/33 .................. 19 18,520
6.88% , 03/15/34 .................. 11 10,649
29,169
IT Services — 2.1%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
.... 307 313,188
CDKnet LLC
(l)
7.25% , 06/15/29 .................. 20 12,800
8.00% , 06/15/29 .................. 4 2,560
CoreWeave, Inc.
(b)
9.25% , 06/01/30 .................. 27 27,175
9.00% , 02/01/31 .................. 3 2,965
9.75% , 10/01/31 .................. 49 48,892
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
31 31,515
439,095
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 10 10,137
Machinery — 0.9%
(b)
Amsted Industries, Inc., 6.38%, 03/15/33 ... 16 16,178
ATS Corp., 4.13%, 12/15/28 ........... 9 8,777
Chart Industries, Inc., 7.50%, 01/01/30 ..... 25 25,811
Columbus McKinnon Corp., 7.13%, 02/01/33 . 12 12,026
CompoSecure Holdings LLC, 5.63%, 02/01/33 32 31,237
Enpro, Inc., 6.13%, 06/01/33 ........... 9 9,118
Esab Corp.
6.25% , 04/15/29 .................. 16 16,234
5.63% , 04/01/31 .................. 24 24,026
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29 ...................... 6 4,410
LSF12 Helix Parent LLC, 7.13%, 02/01/33 ... 22 21,301
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 .. 8 8,599
Terex Corp., 6.25%, 10/15/32 .......... 6 6,076
183,793
Media — 6.8%
Block Communications, Inc., 10.25%, 03/01/31
(b)
5 4,573
Cable One, Inc., 1.13%, 03/15/28
(i)
....... 28 18,200
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 .................. 25 25,040
7.50% , 06/01/29 .................. 55 55,028
7.88% , 04/01/30 .................. 63 65,626
7.13% , 02/15/31 .................. 44 45,562
7.50% , 03/15/33 .................. 62 65,281
CMG Media Corp., 8.88%, 06/18/29
(b)
..... 14 10,247
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 4 3,994
8.88% , 02/01/30 .................. 32 32,568
10.00% , 02/15/31 ................. 61 63,300
9.25% , 06/01/32 .................. 36 36,578
Discovery Communications LLC
3.95% , 03/20/28 .................. 16 15,740
4.13% , 05/15/29 .................. 4 3,960
Discovery Global Holdings, Inc.
4.05% , 03/15/29 .................. 20 19,801
4.28% , 03/15/32 .................. 59 52,944
5.05% , 03/15/42 .................. 52 38,094

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. USD 54 $ 53,426
5.75% , 12/01/28 .................. 46 44,562
DISH Network Corp., 11.75%, 11/15/27
(b)
... 99 101,728
EchoStar Corp.
10.75% , 11/30/29 ................. 100 107,944
6.75% , 11/30/30 .................. 106 107,994
Gray Media, Inc.
(b)
9.63% , 07/15/32 .................. 37 35,710
7.25% , 08/15/33 .................. 35 34,463
Lamar Media Corp., 5.38%, 11/01/33
(b)
..... 7 6,861
Midcontinent Communications, 8.00%,
08/15/32
(b)
..................... 9 7,890
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 .................. 36 36,714
10.38% , 05/15/31 ................. 10 10,364
9.50% , 02/15/33 .................. 24 24,265
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 19 18,500
7.38% , 02/15/31 .................. 25 25,998
6.00% , 06/15/34 .................. 34 33,938
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
43 44,168
Sirius XM Radio LLC
(b)
5.00% , 08/01/27 .................. 43 42,942
4.00% , 07/15/28 .................. 6 5,843
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 8 7,716
Univision Communications, Inc.
(b)
8.50% , 07/31/31 .................. 36 36,156
9.38% , 08/01/32 .................. 11 11,176
8.88% , 04/15/33 .................. 31 30,517
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
6 6,207
1,391,618
Metals & Mining — 2.5%
(b)
Arsenal AIC Parent LLC
8.00% , 10/01/30 .................. 24 25,013
11.50% , 10/01/31 ................. 56 60,013
Big River Steel LLC, 6.63%, 01/31/29 ..... 72 72,092
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 ..... 25 25,219
Coeur Mining, Inc., 6.88%, 04/01/32 ...... 12 12,300
Commercial Metals Co.
5.75% , 11/15/33 .................. 21 20,876
6.00% , 12/15/35 .................. 20 19,948
ERO Copper Corp., 6.50%, 02/15/30 ...... 55 54,940
Hybar LLC, 7.38%, 07/01/34 ........... 22 22,107
Kaiser Aluminum Corp.
4.50% , 06/01/31 .................. 50 47,866
5.88% , 03/01/34 .................. 27 26,719
Mineral Resources Ltd.
6.00% , 05/01/32 .................. 7 6,925
6.25% , 05/01/34 .................. 7 6,883
Novelis Corp.
4.75% , 01/30/30 .................. 24 23,158
6.88% , 01/30/30 .................. 20 20,503
3.88% , 08/15/31 .................. 22 20,039
6.38% , 08/15/33 .................. 35 35,252
Skeena Resources Ltd., 8.50%, 04/01/31 ... 3 3,151
503,004
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(b)
Blackstone Mortgage Trust, Inc., 3.75%,
01/15/27 ...................... 14 13,848
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 3 3,097
5.88% , 08/15/29 .................. 9 9,027
6.00% , 04/15/30 .................. 5 5,018
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
6.50% , 07/01/30 .................. USD 6 $ 6,127
6.50% , 10/15/30 .................. 6 6,139
6.13% , 06/01/31 .................. 8 8,042
51,298
Oil, Gas & Consumable Fuels — 7.5%
Aethon United BR LP, 7.50%, 10/01/29
(b)
.... 19 19,760
Antero Midstream Partners LP, 5.38%,
06/15/29
(b)
..................... 15 14,953
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 10 11,100
5.88% , 06/30/29 .................. 28 27,917
6.63% , 07/15/33 .................. 5 5,057
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 .................. 14 14,351
7.25% , 07/15/32 .................. 11 11,380
Buckeye Partners LP
6.88% , 07/01/29
(b)
................. 2 2,042
6.75% , 02/01/30
(b)
................. 4 4,131
5.60% , 10/15/44 .................. 6 5,353
California Resources Corp.
(b)
7.00% , 01/15/34 .................. 10 9,889
7.25% , 01/15/35 .................. 12 11,904
Caturus Energy LLC
(b)
8.50% , 02/15/30 .................. 38 39,597
7.13% , 05/15/31 .................. 35 34,628
Chord Energy Corp., 6.75%, 03/15/33
(b)
.... 4 4,059
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
.. 33 33,951
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
11 10,485
CNX Resources Corp.
(b)
7.25% , 03/01/32 .................. 5 5,151
5.88% , 03/01/34 .................. 15 14,597
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 41 40,346
5.88% , 01/15/30 .................. 21 19,806
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 .................. 5 5,012
9.75% , 10/15/30 .................. 11 11,660
7.63% , 04/01/32 .................. 11 11,089
7.88% , 04/15/32 .................. 9 9,113
7.38% , 01/15/33 .................. 11 10,934
8.38% , 01/15/34 .................. 18 18,540
CVR Energy, Inc.
(b)
7.50% , 02/15/31 .................. 7 6,967
7.88% , 02/15/34 .................. 4 3,957
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
. 10 10,156
Delek Logistics Partners LP
(b)
7.38% , 06/30/33 .................. 26 26,488
6.88% , 06/01/34 .................. 7 6,967
EQT Corp., 4.50%, 01/15/29 ........... 2 1,986
Genesis Energy LP
8.00% , 05/15/33 .................. 4 4,161
6.75% , 03/15/34
(b)
................. 29 28,776
Global Partners LP, 7.13%, 07/01/33
(b)
..... 8 8,095
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
..................... 9 9,179
Harvest Midstream I LP
(b)
7.50% , 05/15/32 .................. 7 7,251
6.75% , 05/15/34 .................. 36 36,513
Hess Midstream Operations LP, 6.50%,
06/01/29
(b)
..................... 13 13,266
Hilcorp Energy I LP
(b)
5.75% , 02/01/29 .................. 11 10,957
6.00% , 04/15/30 .................. 1 982
6.25% , 04/15/32 .................. 1 968
8.38% , 11/01/33 .................. 19 19,784

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.88% , 05/15/34 .................. USD 18 $ 17,514
7.25% , 02/15/35 .................. 6 5,908
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 .................. 4 4,143
6.63% , 01/15/34 .................. 18 18,154
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
..................... 12 11,919
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 50 49,414
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
..... 3 3,017
Kraken Oil & Gas Partners LLC, 7.13%,
05/15/31
(b)
..................... 5 4,889
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
..................... 9 9,163
Matador Resources Co.
(b)
6.50% , 04/15/32 .................. 19 19,104
6.00% , 04/15/34 .................. 15 14,623
Murphy Oil Corp., 5.88%, 12/01/42
(g)
...... 3 2,672
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 13 13,456
8.38% , 02/15/32 .................. 44 45,805
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
.. 21 20,866
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
..................... 11 11,140
Par Petroleum LLC, 7.38%, 06/01/34
(b)
..... 16 16,190
PBF Holding Co. LLC
(b)
7.88% , 09/15/30 .................. 7 7,133
7.25% , 06/01/34 .................. 5 4,950
Permian Resources Operating LLC
(b)
7.00% , 01/15/32 .................. 16 16,549
6.25% , 02/01/33 .................. 27 27,573
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 12 12,465
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 2 1,974
SM Energy Co., 6.63%, 04/15/34
(b)
....... 37 36,420
Sunoco LP
(b)
5.63% , 03/15/31 .................. 7 6,949
6.63% , 08/15/32 .................. 18 18,307
6.25% , 07/01/33 .................. 9 9,081
5.88% , 03/15/34 .................. 5 4,931
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 .................. 6 5,987
7.38% , 02/15/29 .................. 30 30,773
6.00% , 09/01/31 .................. 2 1,979
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
..................... 37 36,411
TransMontaigne Partners LLC, 8.50%,
06/15/30
(b)
..................... 4 4,076
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 .................. 49 52,741
6.38% , 12/15/34 .................. 67 65,845
6.63% , 06/15/36 .................. 57 56,184
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 .................. 38 38,880
7.50% , 05/01/33 .................. 33 36,218
6.50% , 01/15/34 .................. 49 51,057
7.75% , 05/01/35 .................. 25 28,037
6.75% , 01/15/36 .................. 73 77,401
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
..................... 26 26,665
1,529,821
Passenger Airlines — 0.3%
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
... 26 23,549
OneSky Flight LLC, 8.88%, 12/15/29
(b)
..... 13 13,747
United Airlines Holdings, Inc., 5.38%, 03/01/31 17 16,878
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
WestJet Airlines Ltd., 8.00%, 02/14/31
(b)
.... USD 12 $ 12,045
66,219
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 12 11,461
Pharmaceuticals — 1.8%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
..... 200 202,567
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
10 10,380
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 .................. 9 8,322
11.00% , 09/30/28 ................. 114 116,089
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 ................. 34 33,864
371,222
Professional Services — 0.8%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 5 5,150
CACI International, Inc., 6.38%, 06/15/33 ... 12 12,170
CoreLogic, Inc., 4.50%, 05/01/28 ........ 117 114,288
KBR, Inc., 4.75%, 09/30/28 ............ 9 8,885
Science Applications International Corp.
4.88% , 04/01/28 .................. 10 9,927
5.88% , 11/01/33 .................. 12 11,819
162,239
Real Estate Management & Development — 0.4%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 21 21,366
9.75% , 04/15/30
(b)
................. 9 9,676
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
5 5,118
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 .................. 21 20,290
4.38% , 02/01/31 .................. 7 6,620
5.88% , 03/01/32 .................. 8 7,932
6.13% , 03/01/34 .................. 10 9,880
80,882
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
23 22,739
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
.. 5 5,017
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (h) (i)
5 5,755
ON Semiconductor Corp.
(i)
0.50% , 03/01/29 .................. 14 16,870
0.00% , 05/01/31
(b) (h)
................ 4 3,976
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 .................. 16 16,085
6.25% , 08/15/33 .................. 12 12,210
59,913
Software — 3.3%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 127 121,771
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 17 16,150
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 8 7,693
4.88% , 07/01/29 .................. 55 49,220
Cloud Software Group LLC
6.50% , 03/31/29 .................. 112 108,671
9.00% , 09/30/29 .................. 98 95,122
Ellucian Holdings, Inc., 6.50%, 12/01/29 .... 27 26,100
Fair Isaac Corp.
4.00% , 06/15/28 .................. 19 18,587
6.00% , 05/15/33 .................. 32 31,511
McAfee Corp., 7.38%, 02/15/30 ......... 16 13,596
Oak-Eagle AcquireCo, Inc.
7.25% , 07/01/33 .................. 72 75,320
8.75% , 07/01/34 .................. 69 73,231

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 6.88%, 02/01/31 ............ USD 35 $ 34,002
670,974
Specialized REITs — 0.7%
(b)
Digital Realty Trust, Inc., 1.88%, 11/15/29
(i)
.. 4 4,286
Iron Mountain, Inc.
6.25% , 01/15/33 .................. 18 18,188
6.25% , 01/15/35 .................. 51 51,199
Millrose Properties, Inc.
6.38% , 08/01/30 .................. 40 40,542
6.25% , 09/15/32 .................. 28 28,244
142,459
Specialty Retail — 2.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
. 10 10,253
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 9 8,909
4.75% , 03/01/30 .................. 2 1,945
Carvana Co.
(b)(e)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 52 54,203
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 98 108,630
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
11 11,531
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
. 9 9,113
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
7 6,932
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 33 32,130
8.25% , 08/01/31 .................. 13 13,545
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
...... 10 9,876
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
. 27 26,743
Staples, Inc., 10.75%, 09/01/29
(b)
........ 8 7,632
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
..................... 134 135,861
437,303
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 .................. 13 13,594
5.88% , 07/15/30 .................. 10 10,135
8.50% , 07/15/31 .................. 18 18,810
5.75% , 12/01/34 .................. 4 4,058
46,597
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc., 4.13%, 08/15/31 ........... 16 14,950
Levi Strauss & Co., 3.50%, 03/01/31 ...... 20 18,527
33,477
Trading Companies & Distributors — 2.4%
(b)
EquipmentShare.com, Inc., 7.13%, 07/01/34 . 11 10,808
FTAI Aviation Investors LLC
5.50% , 05/01/28 .................. 31 30,926
7.88% , 12/01/30 .................. 39 40,749
7.00% , 05/01/31 .................. 59 61,109
7.00% , 06/15/32 .................. 44 45,441
5.88% , 04/15/33 .................. 33 32,968
Herc Holdings, Inc.
7.00% , 06/15/30 .................. 25 25,889
5.75% , 03/15/31 .................. 9 8,988
7.25% , 06/15/33 .................. 21 21,894
6.00% , 03/15/34 .................. 11 10,927
QXO Building Products, Inc.
6.50% , 07/15/31 .................. 38 38,729
6.75% , 04/30/32 .................. 77 79,509
6.88% , 07/15/34 .................. 46 47,222
United Rentals North America, Inc., 5.38%,
11/15/33 ...................... 17 16,743
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc.
5.25% , 04/15/31 .................. USD 14 $ 13,857
5.50% , 04/15/34 .................. 14 13,849
499,608
Total Corporate Bonds — 93 .3%
(Cost: $ 19,137,622 ) ............................... 19,144,813
Floating Rate Loan Interests
Commercial Services & Supplies — 0.0%
LABL, Inc., 1st Lien Term Loan , (12-mo. CME
Term SOFR + 6.75%), 10.17%
,
12/02/26
(f)
. 1 1,096
Diversified Telecommunication Services — 0.1%
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.26% 09/25/29
(f)
.................. 20 17,611
Machinery — 0.0%
(f)
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00%
Floor + 6.00%), 9.67%
,
12/21/29 ....... 4 4,152
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 2.00% Floor + 6.00%), 9.64%
,
12/21/29 . 2 2,373
6,525
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 25,173 ) ................................. 25,232
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a) (c)
....................... 140 14
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 14
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 3.8%
Banks — 0.9%
(f)(k)
Bank of America Corp.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% ... 49 50,518
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% ... 14 14,168
Citigroup, Inc.
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 36 36,831
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 23 23,321
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ....................... 13 13,299
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ....................... 10 10,241
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% ... 15 15,282

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ....................... USD 15 $ 15,647
179,307
Capital Markets — 0.4%
(f)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 ............. 35 33,948
Goldman Sachs Group, Inc. (The)
(k)
Series Z , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.46%),
6.85% ....................... 16 16,451
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ....................... 35 35,082
85,481
Electric Utilities — 0.5%
(f)
NextEra Energy Capital Holdings, Inc.
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.84%),
6.00% , 10/01/56 ................ 17 16,992
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 1.77%),
6.20% , 10/01/56 ................ 27 26,974
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (k)
................ 32 34,529
PG&E Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 .................. 23 22,918
101,413
Financial Services — 0.2%
(f)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ..... 20 19,402
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 ............. 13 12,906
32,308
Gas Utilities — 0.1%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(b) (f)
................ 12 12,581
Independent Power and Renewable Electricity Producers — 0.3%
(f)
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 ............. 17 17,406
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (k)
....................... 44 44,349
61,755
Multi-Utilities — 0.0%
Dominion Energy, Inc.
(f)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.87%),
6.15% , 12/15/56 ................ 5 5,015
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.70%),
6.25% , 12/15/56 ................ 5 5,021
10,036
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 1.4%
(f)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................ USD 10 $ 10,628
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................ 9 9,466
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(k)
...................... 30 30,015
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(k)
...................... 7 7,223
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................ 31 32,908
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................ 19 19,546
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (k)
....................... 73 75,915
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (k)
................. 107 104,466
290,167
Total Capital Trusts — 3 .8%
(Cost: $ 762,069 ) ................................. 773,048
Shares
Shares
Preferred Stocks — 0.3%
Financial Services — 0.1%
Labels Buyer LLC , Class E , 12.00% ....... 10 8,200
Shift4 Payments, Inc. , 6.00% , 05/01/28
(i)
.... 48 2,989
11,189
Interactive Media & Services — 0.1%
Alphabet, Inc.
(i)
Series B , 6.25% , .................. 250 12,575
Series A , 6.25% , .................. 250 12,723
25,298
IT Services — 0.0%
(a)
Veritas Newco ...................... 61 1,220
Veritas Newco, Series G-1 .............. 42 821
2,041
Semiconductors & Semiconductor Equipment
— 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(i)
. 268 20,558
Total Preferred Stocks — 0 .3%
(Cost: $ 53,263 ) ................................. 59,086
Total Preferred Securities — 4 .1%
(Cost: $ 815,332 ) ................................. 832,134
Total Long-Term Investments — 98.3%
(Cost: $ 20,125,629 ) ............................... 20,166,290

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.54%
(n) (o)
.................. 174,560 $ 174,560
Total Short-Term Securities — 0 .9%
(Cost: $ 174,560 ) ................................. 174,560
Total Investments — 99 .2%
(Cost: $ 20,300,189 ) ............................... 20,340,850
Other Assets Less Liabilities — 0.8% .................... 169,849
Net Assets — 100.0% ...............................
$ 20,510,699
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Convertible security.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $314,754, representing 1.53% of its net assets as of period end, and an original cost of $315,000.
(k)
Perpetual security with no stated maturity date.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 764,204 $ — $ (589,644)
(a)
$ — $ — $ 174,560 174,560 $ 8,129 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond ..................................................... 2 09/21/26 $ 226 $ (5,373)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,642 EUR 22,000 HSBC Bank plc 09/16/26 $ 423
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
46.V2 ........... 5 .00 % Quarterly 06/20/31 B+ USD 351 $ 28,788 $ 13,807 $ 14,981
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 371 $ 7,487 $ (1,875) $ 9,362
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/26 USD 259 4,507 (1,206) 5,713
$ 11,994 $ (3,081) $ 15,075
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .63%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 13,807 $ — $ 14,981 $ —
OTC Swaps ................................................................... — (3,081) 15,075 —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 423 $ — $ — $ 423
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 14,981 — — — — 14,981
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 15,075 — 15,075
$ — $ 14,981 $ — $ 423 $ 15,075 $ — $ 30,479
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 5,373 $ — $ 5,373
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 3,081 — 3,081
$ — $ — $ — $ — $ 8,454 $ — $ 8,454
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 12,997 $ — $ 12,997
Forward foreign currency exchange contracts .... — — — 847 — — 847
Swaps .............................. — (14,279) 316 — 24,738 — 10,775
$ — $ (14,279) $ 316 $ 847 $ 37,735 $ — $ 24,619
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (7,566) $ — $ (7,566)
Forward foreign currency exchange contracts .... — — — 376 — — 376
Swaps .............................. — 10,635 — — (23,812) — (13,177)
$ — $ 10,635 $ — $ 376 $ (31,378) $ — $ (20,367)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — short ................................................................................. $ 226,688
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 25,511
Credit default swaps
Average notional value — sell protection ................................................................................... 352,867
Total return swaps
Average notional value ............................................................................................... 630,000

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,187 $ —
Forward f oreign currency exchange contracts ................................................................. 423 —
Swaps — centrally cleared .............................................................................. 400 —
Swaps — OTC
(a)
..................................................................................... 15,075 3,081
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 18,085 $ 3,081
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,587) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 15,498 $ 3,081
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
HSBC Bank plc .................................. $ 423 $ — $ — $ — $ 423
JPMorgan Chase Bank NA .......................... 15,075 (3,081) — — 11,994
$ 15,498 $ (3,081) $ — $ — $ 12,417
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
JPMorgan Chase Bank NA .......................... $ 3,081 $ (3,081) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Financial Services ...................................... $ — $ 576 $ — $ 576
Food Products ......................................... 10,665 — — 10,665
Health Care Equipment & Supplies ........................... 26,425 — — 26,425
Metals & Mining ........................................ 23,138 — — 23,138
Oil, Gas & Consumable Fuels ............................... 61,716 — — 61,716
Specialized REITs ...................................... 41,577 — — 41,577
Corporate Bonds
Aerospace & Defense .................................... — 492,718 — 492,718
Air Freight & Logistics .................................... — 19,680 — 19,680
Automobile Components .................................. — 356,969 — 356,969
Automobiles .......................................... — 110,267 — 110,267
Banks ............................................... — 25,137 — 25,137

Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 55,558 $ — $ 55,558
Building Products ....................................... — 340,245 — 340,245
Capital Markets ........................................ — 185,173 — 185,173
Chemicals ............................................ — 787,307 — 787,307
Commercial Services & Supplies ............................. — 1,108,203 — 1,108,203
Communications Equipment ................................ — 6,677 — 6,677
Construction & Engineering ................................ — 114,932 — 114,932
Consumer Finance ...................................... — 324,703 — 324,703
Consumer Staples Distribution & Retail ........................ — 201,783 — 201,783
Containers & Packaging .................................. — 349,546 — 349,546
Distributors ........................................... — 105,558 — 105,558
Diversified Consumer Services .............................. — 114,719 — 114,719
Diversified REITs ....................................... — 89,881 — 89,881
Diversified Telecommunication Services ........................ — 1,819,218 — 1,819,218
Electric Utilities ........................................ — 429,215 — 429,215
Electrical Equipment ..................................... — 6,067 — 6,067
Electronic Equipment, Instruments & Components ................. — 89,862 — 89,862
Energy Equipment & Services .............................. — 339,545 — 339,545
Entertainment ......................................... — 31,758 — 31,758
Financial Services ...................................... — 518,191 — 518,191
Food Products ......................................... — 277,181 — 277,181
Gas Utilities ........................................... — 34,815 — 34,815
Ground Transportation ................................... — 65,627 — 65,627
Health Care Equipment & Supplies ........................... — 182,599 — 182,599
Health Care Providers & Services ............................ — 603,259 — 603,259
Health Care REITs ...................................... — 89,114 — 89,114
Health Care Technology .................................. — 21,350 — 21,350
Hotel & Resort REITs .................................... — 269,681 — 269,681
Hotels, Restaurants & Leisure .............................. — 798,507 — 798,507
Household Durables ..................................... — 327,769 — 327,769
Independent Power and Renewable Electricity Producers ............ — 336,138 — 336,138
Insurance ............................................ — 1,372,833 — 1,372,833
Interactive Media & Services ............................... — 29,169 — 29,169
IT Services ........................................... — 423,735 15,360 439,095
Life Sciences Tools & Services .............................. — 10,137 — 10,137
Machinery ............................................ — 183,793 — 183,793
Media ............................................... — 1,391,618 — 1,391,618
Metals & Mining ........................................ — 503,004 — 503,004
Mortgage Real Estate Investment Trusts (REITs) .................. — 51,298 — 51,298
Oil, Gas & Consumable Fuels ............................... — 1,529,821 — 1,529,821
Passenger Airlines ...................................... — 66,219 — 66,219
Personal Care Products .................................. — 11,461 — 11,461
Pharmaceuticals ....................................... — 371,222 — 371,222
Professional Services .................................... — 162,239 — 162,239
Real Estate Management & Development ....................... — 80,882 — 80,882
Retail REITs .......................................... — 22,739 — 22,739
Semiconductors & Semiconductor Equipment .................... — 59,913 — 59,913
Software ............................................. — 670,974 — 670,974
Specialized REITs ...................................... — 142,459 — 142,459
Specialty Retail ........................................ — 437,303 — 437,303
Technology Hardware, Storage & Peripherals .................... — 46,597 — 46,597
Textiles, Apparel & Luxury Goods ............................ — 33,477 — 33,477
Trading Companies & Distributors ............................ — 499,608 — 499,608
Floating Rate Loan Interests ................................. — 25,232 — 25,232
Other Interests .......................................... — 14 — 14
Preferred Securities
Banks ............................................... — 179,307 — 179,307
Capital Markets ........................................ — 85,481 — 85,481
Electric Utilities ........................................ — 101,413 — 101,413
Financial Services ...................................... — 43,497 — 43,497
Gas Utilities ........................................... — 12,581 — 12,581
Independent Power and Renewable Electricity Producers ............ — 61,755 — 61,755
Interactive Media & Services ............................... 25,298 — — 25,298
IT Services ........................................... — 2,041 — 2,041
Fair Value Hierarchy as of Period End (continued)

2026
BlackRock Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
June 30, 2026
BlackRock High Yield Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Multi-Utilities .......................................... $ — $ 10,036 $ — $ 10,036
Oil, Gas & Consumable Fuels ............................... — 290,167 — 290,167
Semiconductors & Semiconductor Equipment .................... — 20,558 — 20,558
Short-Term Securities
Money Market Funds ...................................... 174,560 — — 174,560
$ 363,379 $ 19,962,111 $ 15,360 $ 20,340,850
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 14,981 $ — $ 14,981
Foreign currency exchange contracts ............................ — 423 — 423
Interest rate contracts ....................................... — 15,075 — 15,075
Liabilities
Interest rate contracts ....................................... (5,373) — — (5,373)
$ (5,373) $ 30,479 $ — $ 25,106
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)

June 30, 2026

Statements of Assets and Liabilities
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 232,793,649 $ 451,916,763 $ 277,545,074 $ 162,120,203
Investments, at value — affiliated
(d)
............................................ 5,541,285 53,493,834 139,254 7,714,861
Cash ............................................................... 217,767 — — 168,346
Cash held for investments sold short ........................................... — — — 333,940
Cash pledged:
Futures contracts ...................................................... 152,000 2,805,000 — 1,826,000
Centrally cleared swaps .................................................. — 606,000 — 1,303,000
Foreign currency, at value
(e)
................................................. — 3,260,059 — 785,961
Receivables: – – – –
Investment s sold ...................................................... 1,108,143 — 972,746 1,904,274
Options written ........................................................ — — — 822
Securities lending income — affiliated ........................................ 623 476 — 1,344
Dividends — unaffiliated ................................................. 78,170 352,481 4,982 113,991
Dividends — affiliated ................................................... 6,195 158,975 4,062 7,568
Interest — unaffiliated ................................................... — 1,660,331 — 437,082
From custodian ....................................................... — — — 46,900
Variation margin on futures contracts ......................................... 14,400 304,016 — 1,005,225
Variation margin on centrally cleared swaps .................................... — 9,846 — —
Swap premiums paid ..................................................... — — — 32,909
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 51,527 — 216,163
OTC swaps .......................................................... — 4,299,847 — 250,130
Unfunded floating rate loan interests ......................................... — — — 3,227
Prepaid e xpenses ....................................................... 4,052 5,184 4,095 4,006
Other assets ........................................................... — 2,346 — 2,656
Total a ssets ...........................................................
239,916,284 518,926,685 278,670,213 178,278,608
LIABILITIES
Bank overdraft .......................................................... — 7,501 — —
Cash received:
Collateral — OTC derivatives .............................................. — 3,700,000 — —
Collateral on securities loaned ............................................... 3,412,552 1,323,966 — 3,014,926
Options written, at value
(f)
.................................................. — 8,553 — 1,270,683
Payables: – – – –
Investments purchased .................................................. 1,265,205 21,423,983 — 4,821,608
Swaps   ............................................................ — 58 — 23,749
Accounting services fees ................................................. 8,732 13,907 10,368 45,690
Capital shares redeemed ................................................. 73,542 395,191 80,857 83,576
Custodian fees ........................................................ 5,665 22,989 1,872 39,302
Interest expense ...................................................... 174 337 224 114
Investment advisory fees ................................................. 70,288 145,083 83,151 13,471
Professional fees ...................................................... 31,612 93,799 26,382 70,558
Transfer agent fees .................................................... 94,326 210,449 111,609 68,866
Other accrued expenses ................................................. 11,013 27,433 14,162 39,597
Variation margin on futures contracts ......................................... — 194,326 — —
Variation margin on centrally cleared swaps .................................... — — — 104,551
Swap premiums received .................................................. — — — 1,885
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 1,488,039 — 415,150
OTC swaps .......................................................... — — — 446,444
Total li abilities ..........................................................
4,973,109 29,055,614 328,625 10,460,170
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 234,943,175 $ 489,871,071 $ 278,341,588 $ 167,818,438
See notes to financial statements.

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 150,614,598 $ 406,330,568 $ 125,775,840 $ 139,296,158
Accumulated earnings .................................................... 84,328,577 83,540,503 152,565,748 28,522,280
NET ASSETS ..........................................................
$ 234,943,175 $ 489,871,071 $ 278,341,588 $ 167,818,438
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ....................................... $ 170,078,917 $ 406,355,189 $ 165,070,786 $ 145,725,722
(c)
  Securities loaned, at value ............................................ $ 3,403,476 $ 1,281,729 $ — $ 2,921,306
(d)
  Investments, at cost — affiliated ......................................... $ 5,541,285 $ 53,493,834 $ 139,254 $ 8,552,252
(e)
  Foreign currency, at cost ............................................. $ — $ 3,275,089 $ — $ 790,917
(f)
  Premiums received ................................................. $ — $ 9,825 $ — $ 583,521

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Advantage
Large Cap Core
Portfolio
BlackRock
Balanced
Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
NET ASSET VALUE
Net assets .........................................................
$ 234,943,175 $ 489,871,071 $ 278,341,588 $ 167,818,438
Shares outstanding ...................................................
7,218,202 27,953,825 4,417,938 9,710,587
Net asset value .....................................................
$ 32.55 $ 17.52 $ 63.00 $ 17.28
Shares authorized ...................................................
100 million 300 million 100 million 100 million
Par value ......................................................... $ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 67,775,775 $ 20,166,290
Investments, at value — affiliated
(b)
........................................................................... — 174,560
Cash .............................................................................................. 1,286,755 —
Cash pledged:
Futures contracts ..................................................................................... — 8,000
Centrally cleared swaps ................................................................................. — 28,000
Foreign currency, at value
(c)
................................................................................ — 709
Repurchase agreements, at value
(d)
.......................................................................... 38,750,000 —
Receivables: – –
Capital shares sold .................................................................................... 31,003 —
Dividends — unaffiliated ................................................................................ — 705
Dividends — affiliated .................................................................................. — 670
Interest — unaffiliated .................................................................................. 219,824 356,307
From the Manager .................................................................................... — 8,989
Variation margin on futures contracts ........................................................................ — 2,187
Variation margin on centrally cleared swaps ................................................................... — 400
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 423
OTC swaps ......................................................................................... — 15,075
Prepaid e xpenses ...................................................................................... 3,919 18,542
Total a ssets ..........................................................................................
108,067,276 20,780,857
LIABILITIES
Payables: – –
Investments purchased ................................................................................. 1,382,528 127,213
Swaps   ........................................................................................... — 3
Accounting services fees ................................................................................ 6,703 9,095
Capital shares redeemed ................................................................................ 630 367
Custodian fees ....................................................................................... 2,400 2,633
Income dividend distributions ............................................................................. — 107,783
Interest expense ..................................................................................... — 14
Investment advisory fees ................................................................................ 27,906 —
Directors' and Officer's fees .............................................................................. — 28
Professional fees ..................................................................................... 33,705 9,397
Registration fees ..................................................................................... 2,933 —
Transfer agent fees ................................................................................... 44,448 9,328
Other accrued expenses ................................................................................ 3,762 1,216
Swap premiums received ................................................................................. — 3,081
Total li abilities .........................................................................................
1,505,015 270,158
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 106,562,261 $ 20,510,699

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 106,549,306 $ 23,541,129
Accumulated earnings (loss) ............................................................................... 12,955 (3,030,430)
NET ASSETS .........................................................................................
$ 106,562,261 $ 20,510,699
(a)
  Investments, at cost — unaffiliated ................................................................... $ 67,775,775 $ 20,125,629
(b)
  Investments, at cost — affiliated ..................................................................... $ — $ 174,560
(c)
  Foreign currency, at cost ......................................................................... $ — $ 733
(d)
  Repurchase agreements, at cost .................................................................... $ 38,750,000 $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
NET ASSET VALUE
Net assets .........................................................................................
$ 106,562,261 $ 20,510,699
Shares outstanding ...................................................................................
106,549,312 4,017,126
Net asset value .....................................................................................
$ 1.00 $ 5.11
Shares authorized ...................................................................................
2.0 billion 100 million
Par value ......................................................................................... $ 0.10 $ 0.0001

Statements of Operations
(unaudited)

Six Months Ended June 30, 2026

Statements of Operations
BlackRock
Advantage Large
Cap Core Portfolio
BlackRock
Balanced Portfolio
BlackRock Capital
Appreciation
Portfolio
BlackRock
Global Allocation
Portfolio
(a)
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 1,326,755 $ 2,487,923 $ 346,860 $ 903,407
Dividends — affiliated ............................................. 35,560 1,023,164 37,085 144,564
Interest — unaffiliated ............................................. 2,995 4,003,494 — 1,175,191
Securities lending income — affiliated — net ............................. 1,759 2,597 456 8,775
Payment-in-kind interest — unaffiliated ................................. — 1,486 — 28,791
Foreign taxes withheld ............................................ (340) (110,045) (1,328) (47,414)
Foreign withholding tax claims ....................................... — 16,437 — —
Total investment income .............................................
1,366,729 7,425,056 383,073 2,213,314
EXPENSES
Investment advisory .............................................. 414,747 889,035 473,740 297,782
Transfer agent .................................................. 153,152 341,328 181,541 119,872
Professional ................................................... 31,489 78,269 34,973 75,110
Accounting services .............................................. 22,022 28,451 21,844 93,241
Custodian ..................................................... 12,408 41,775 4,070 101,063
Printing and postage ............................................. 6,986 14,375 9,180 14,439
Directors and Officer ............................................. 4,766 5,780 4,893 4,508
Registration ................................................... 136 146 136 136
Pricing Services ................................................. — — — 38,477
Miscellaneous .................................................. 4,982 19,895 2,901 12,505
Total expenses excluding interest expense .................................
650,688 1,419,054 733,278 757,133
Interest expense ................................................ 345 1,663 388 835
Total e xpenses ...................................................
651,033 1,420,717 733,666 757,968
Less: – – – –
Fees waived and/or reimbursed by the Manager ........................... (765) (21,730) (819) (179,486)
Transfer agent fees reimbursed by the Manager ........................... (105,730) (243,494) (127,721) (117,392)
Total ex penses after fees waived and/or reimbursed ..........................
544,538 1,155,493 605,126 461,090
Net investment income (loss) ..........................................
822,191 6,269,563 (222,053) 1,752,224
REALIZED AND UNREALIZED GAIN (LOSS) $ 24,417,305 $ 30,052,252 $ 30,717,440 $ 11,230,207
Net realized gain (loss) from:
Investments — unaffiliated
(b)
...................................... $ 16,717,928 $ 19,680,513 $ 16,608,788 $ 9,861,429
Investments — affiliated ......................................... (131) 751 — (2,663)
Forward foreign currency exchange contracts ........................... — (769,458) — (149,183)
Foreign currency transactions ..................................... 39 (6,627) 222 (67,898)
Futures contracts .............................................. 113,001 1,672,282 — 296,749
Options written ............................................... — — — 1,142,889
Short sales — unaffiliated ........................................ — 595 — —
Swaps   .................................................... — 913,131 — (133,007)
16,830,837 21,491,187 16,609,010 10,948,316
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
...................................... 7,594,204 7,732,766 14,108,682 2,335,516
Investments — affiliated ......................................... — — — 46,629
Forward foreign currency exchange contracts ........................... — (1,111,130) — (225,171)
Foreign currency translations ...................................... — (117,093) (252) (58,594)
Futures contracts .............................................. (7,737) (1,417,080) — 319,924
Options written ............................................... — 1,272 — (737,423)
Swaps   .................................................... — 3,472,330 — (1,402,047)
Unfunded floating rate loan interests ................................. — — — 3,057
7,586,467 8,561,065 14,108,430 281,891
Net realized and unrealized gain .......................................
24,417,304 30,052,252 30,717,440 11,230,207
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 25,239,495 $ 36,321,815 $ 30,495,387 $ 12,982,431
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ...........
$ — $ (21,239) $ — $ (150)
(c)
  Net of reduction in deferred foreign capital gain tax of ........................
$ — $ 24,849 $ — $ 290
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2026
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ — $ 4,364
Dividends — affiliated ............................................................................... — 8,129
Interest — unaffiliated ............................................................................... 2,036,436 700,522
Payment-in-kind interest — unaffiliated ................................................................... — 2,932
Total investment income ...............................................................................
2,036,436 715,947
EXPENSES
Investment advisory ................................................................................ 202,543 38,500
Transfer agent .................................................................................... 79,453 16,175
Professional ..................................................................................... 29,593 60,961
Accounting services ................................................................................ 10,357 17,537
Printing and postage ............................................................................... 7,214 16,068
Custodian ....................................................................................... 4,898 4,349
Directors and Officer ............................................................................... 4,316 767
Registration ..................................................................................... 178 136
Miscellaneous .................................................................................... 1,126 4,956
Total expenses excluding interest expense ...................................................................
339,678 159,449
Interest expense .................................................................................. — 73
Total e xpenses .....................................................................................
339,678 159,522
Less: – –
Fees waived and/or reimbursed by the Manager ............................................................. (26,374) (93,140)
Transfer agent fees reimbursed by the Manager ............................................................. (76,973) (13,695)
Total ex penses after fees waived and/or reimbursed ............................................................
236,331 52,687
Net investment income ................................................................................
1,800,105 663,260
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,459 $ (294,589)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 1,459 $ (3,500)
Forward foreign currency exchange contracts ............................................................. — 847
Foreign currency transactions ....................................................................... — (299)
Futures contracts ................................................................................ — 12,997
Swaps   ...................................................................................... — 10,775
1,459 20,820
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... — (294,987)
Forward foreign currency exchange contracts ............................................................. — 376
Foreign currency translations ........................................................................ — (19)
Futures contracts ................................................................................ — (7,566)
Swaps   ...................................................................................... — (13,177)
Unfunded floating rate loan interests ................................................................... — (36)
— (315,409)
Net realized and unrealized gain (loss) .....................................................................
1,459 (294,589)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 1,801,564 $ 368,671
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio BlackRock Balanced Portfolio
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 822,191 $ 1,541,146 $ 6,269,563 $ 11,193,599
Net realized gain ................................................ 16,830,837 23,945,782 21,491,187 41,983,182
Net change in unrealized appreciation (depreciation) ........................ 7,586,467 14,543,155 8,561,065 14,461,086
Net increase in net assets resulting from operations ...........................
25,239,495 40,030,083 36,321,815 67,637,867
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
— (28,657,597) — (48,987,095)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(19,076,733) 3,277,094 (27,133,272) 7,673,704
NET ASSETS
Total increase in net assets ........................................... 6,162,762 14,649,580 9,188,543 26,324,476
Beginning of period ................................................
228,780,413 214,130,833 480,682,528 454,358,052
End of period ....................................................
$ 234,943,175 $ 228,780,413 $ 489,871,071 $ 480,682,528
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Capital Appreciation Portfolio BlackRock Global Allocation Portfolio
(a)
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (222,053) $ (210,394) $ 1,752,224 $ 3,574,175
Net realized gain ................................................ 16,609,010 50,856,195 10,948,316 16,013,594
Net change in unrealized appreciation (depreciation) ........................ 14,108,430 (21,815,528) 281,891 7,823,219
Net increase in net assets resulting from operations ...........................
30,495,387 28,830,273 12,982,431 27,410,988
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................
— (36,384,763) — (18,299,442)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(12,691,283) 12,971,001 (6,249,625) 5,965,128
NET ASSETS
Total increase in net assets ........................................... 17,804,104 5,416,511 6,732,806 15,076,674
Beginning of period ................................................
260,537,484 255,120,973 161,085,632 146,008,958
End of period ....................................................
$ 278,341,588 $ 260,537,484 $ 167,818,438 $ 161,085,632
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Government Money Market Portfolio BlackRock High Yield Portfolio
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Six Months Ended
06/30/26
(unaudited)
Year Ended
12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,800,105 $ 4,161,587 $ 663,260 $ 1,348,835
Net realized gain ................................................ 1,459 3,036 20,820 224,924
Net change in unrealized appreciation (depreciation) ........................ — — (315,409) 277,548
Net increase in net assets resulting from operations ...........................
1,801,564 4,164,623 368,671 1,851,307
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,800,105) (4,161,587) (679,734) (1,388,769)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(1,738,628) 200,378 (601,278) 137,039
NET ASSETS
Total increase (decrease) in net assets ................................... (1,737,169) 203,414 (912,341) 599,577
Beginning of period ................................................
108,299,430 108,096,016 21,423,040 20,823,463
End of period ....................................................
$ 106,562,261 $ 108,299,430 $ 20,510,699 $ 21,423,040
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Advantage Large Cap Core Portfolio
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .................
$ 29.12  $ 27.68  $ 25.46  $ 20.86  $ 27.24  $ 26.14
Net investment income
(a)
.........................
0 .11  0 .21  0 .24  0 .24  0 .26  0 .25
Net realized and unrealized gain (loss) ................
3.32  5.22  6.40  5.05  (5.69) 6.98
Net increase (decrease) from investment operations ........ 3.43  5.43  6.64  5.29  (5.43) 7.23
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .22 ) ( 0 .26 ) ( 0 .24 ) ( 0 .27 ) ( 0 .25 )
From net realized gain ...........................
—  ( 3 .77 ) ( 4 .16 ) ( 0 .45 ) ( 0 .68 ) ( 5 .88 )
Total distributions ............................... —  (3.99) (4.42) (0.69) (0.95) (6.13)
Net asset value, end of period ...................... $ 32.55  $ 29.12  $ 27.68  $ 25.46  $ 20.86  $ 27.24
Total Return
(c)
Based on net asset value .......................... 11.78%
(d)
20.20% 25.61% 25.41% (19.89)% 28.43%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.58%
(f)
0.57% 0.59% 0.63% 0.60% 0.57%
Total expenses after fees waived and/or reimbursed ........
0.48%
(f)
0.48% 0.49% 0.50% 0.50% 0.47%
Net investment income ............................
0.73%
(f)
0.72% 0.83% 1.02% 1.14% 0.85%
Supplemental Data
Net assets, end of period (000) ...................... $ 234,943  $ 228,780  $ 214,131  $ 188,494  $ 166,043  $ 232,661
Portfolio turnover rate ............................. 55% 114% 115% 113% 117% 116%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Balanced Portfolio
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .................
$ 16.26  $ 15.63  $ 15.51  $ 13.76  $ 16.67  $ 16.79
Net investment income
(a)
.........................
0 .22  0 .40  0 .40  0 .35  0 .26  0 .19
Net realized and unrealized gain (loss) ................
1.04  2.04  1.60  1.93  (2.89) 2.59
Net increase (decrease) from investment operations ........ 1.26  2.44  2.00  2.28  (2.63) 2.78
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .50 ) ( 0 .64 ) ( 0 .26 ) ( 0 .13 ) ( 0 .19 )
From net realized gain ...........................
—  ( 1 .31 ) ( 1 .24 ) ( 0 .27 ) ( 0 .15 ) ( 2 .71 )
Total distributions ............................... —  (1.81) (1.88) (0.53) (0.28) (2.90)
Net asset value, end of period ...................... $ 17.52  $ 16.26  $ 15.63  $ 15.51  $ 13.76  $ 16.67
Total Return
(c)
Based on net asset value .......................... 7.75%
(d)
15.67% 12.88% 16.56% (15.76)% 16.65%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.59%
(f)
0.59% 0.59% 0.63% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ........
0.48%
(f)
0.49% 0.48% 0.51% 0.50% 0.49%
Total expenses after fees waived and/or reimbursed and
excluding interest expense and professional fees for foreign withholding tax claims ..........................
0.48%
(f)
0.48% 0.47% 0.50% 0.48% 0.48%
Net investment income ............................
2.60%
(f)
2.42% 2.38% 2.37% 1.78% 1.08%
Supplemental Data
Net assets, end of period (000) ...................... $ 489,871  $ 480,683  $ 454,358  $ 444,334  $ 422,523  $ 552,083
Portfolio turnover rate
(g)
............................ 74% 110% 104% 121% 229% 343%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
63% 84% 82% 97% 187% 218%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Capital Appreciation Portfolio
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .................
$ 56.10  $ 58.01  $ 46.82  $ 32.11  $ 57.19  $ 56.30
Net investment income (loss)
(a)
.....................
( 0 .05 ) ( 0 .05 ) 0 .03  0 .08  0 .09  ( 0 .01 )
Net realized and unrealized gain (loss) ................
6.95  6.84  14.82  15.83  (21.45) 11.61
Net increase (decrease) from investment operations ........ 6.90  6.79  14.85  15.91  (21.36) 11.60
Distributions
(b)
– – – – – –
From net investment income ......................
—  ( 0 .03 ) ( 0 .05 ) ( 0 .04 ) ( 0 .09 ) ( 0 .02 )
From net realized gain ...........................
—  ( 8 .67 ) ( 3 .61 ) ( 1 .16 ) ( 3 .63 ) (10.69)
Total distributions ............................... —  (8.70) (3.66) (1.20) (3.72) (10.71)
Net asset value, end of period ...................... $ 63.00  $ 56.10  $ 58.01  $ 46.82  $ 32.11  $ 57.19
Total Return
(c)
Based on net asset value .......................... 12.30%
(d)
12.04% 31.51% 49.60% (37.59)% 21.22%
Ratios to Average Net Assets
(e)
Total expen ses .................................
0.57%
(f)
0.57% 0.57% 0.60% 0.59% 0.57%
Total expenses after fees waived and/or reimbursed ........
0.47%
(f)
0.47% 0.47% 0.51% 0.50% 0.47%
Net investment income (loss) ........................
(0.17)%
(f)
(0.08)% 0.06% 0.19% 0.21% (0.02)%
Supplemental Data
Net assets, end of period (000) ...................... $ 278,342  $ 260,537  $ 255,121  $ 212,947  $ 155,796  $ 276,081
Portfolio turnover rate ............................. 50% 65% 27% 22% 63% 41%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in equity swaps.
BlackRock Global Allocation Portfolio
(a)
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .................
$ 15.96  $ 15.02  $ 15.12  $ 13.74  $ 16.85  $ 17.96
Net investment income
(b)
.........................
0 .18  0 .38  0 .43  0 .38  0 .24  0 .25
Net realized and unrealized gain (loss) ................
1.14  2.56  1.03  1.44  (2.89) 0.97
Net increase (decrease) from investment operations ........ 1.32  2.94  1.46  1.82  (2.65) 1.22
Distributions
(c)
– – – – – –
From net investment income ......................
—  ( 0 .56 ) ( 0 .27 ) ( 0 .36 ) —  ( 0 .22 )
From net realized gain ...........................
—  ( 1 .44 ) ( 1 .29 ) ( 0 .08 ) ( 0 .44 ) ( 2 .11 )
Return of capital ............................... —  —  —  —  ( 0 .02 ) —
Total distributions ............................... —  (2.00) (1.56) (0.44) (0.46) (2.33)
Net asset value, end of period ...................... $ 17.28  $ 15.96  $ 15.02  $ 15.12  $ 13.74  $ 16.85
Total Return
(d)
Based on net asset value .......................... 8.27%
(e)
19.61% 9.74% 13.25% (15.73)% 6.79%
Ratios to Average Net Assets
(f)
Total expen ses .................................
0.94%
(g)
0.93% 1.00% 1.01% 1.02% 0.87%
Total expenses after fees waived and/or reimbursed ........
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, interest expense, broker fees
and expenses on short sales, professional fees for foreign
withholding tax claims ...........................
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ............................
2.17%
(g)
2.35% 2.68% 2.63% 1.65% 1.34%
Supplemental Data
Net assets, end of period (000) ...................... $ 167,818  $ 161,086  $ 146,009  $ 147,539  $ 144,662  $ 192,500
Portfolio turnover rate
(h)
............................ 80%
(i)
124%
(i)
155%
(i)
211%
(i)
114% 134%
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Portfolio turnover rate (excluding MDRs) ...............................
76% 117% 136% 152% 105% 123%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

BlackRock Government Money Market Portfolio
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period .................
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ..........................
0 .0163  0 .0383  0 .0472  0 .0459  0 .0121  0 .0000
(a)
Net realized and unrealized gain (loss) ................
0.0000
(a)
0.0000
(a)
0.0000
(a)
(0.0003)
(b)
0.0003  0.0001
Net increase from investment operations ................ 0.0163  0.0383  0.0472  0.0456  0.0124  0.0001
Distributions
(c)
– – – – – –
From net investment income ......................
( 0 .0163 ) ( 0 .0383 ) ( 0 .0472 ) ( 0 .0456 ) ( 0 .0124 ) ( 0 .0001 )
From net realized gain ...........................
( 0 .0000 )
(d)
( 0 .0000 )
(d)
—  —  ( 0 .0000 )
(d)
( 0 .0000 )
(d)
Total distributions ............................... (0.0163) (0.0383) (0.0472) (0.0456) (0.0124) (0.0001)
Net asset value, end of period ...................... $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
Based on net asset value .......................... 1.63%
(f)
3.90% 4.82% 4.65% 1.26% 0.01%
Ratios to Average Net Assets
Total expen ses .................................
0.62%
(g)
0.61% 0.65% 0.68% 0.51% 0.50%
Total expenses after fees waived and/or reimbursed ........
0.43%
(g)
0.46% 0.50% 0.50% 0.40% 0.08%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.43%
(g)
0.46% 0.49% 0.50% 0.40% 0.08%
Net investment income ............................
3.28%
(g)
3.83% 4.72% 4.59% 1.21% 0.00%
(h)
Supplemental Data
Net assets, end of period (000) ...................... $ 106,562  $ 108,299  $ 108,096  $ 115,502  $ 94,096  $ 103,786
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Amount is less than 0.005%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock High Yield Portfolio
Six Months
Ended
06/30/26
(unaudited)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/23
Year Ended
12/31/22
Year Ended
12/31/21
Net asset value, beginning of period ................
$ 5.17  $ 5.05  $ 5.01  $ 4.73  $ 5.59  $ 5.54
Net investment income
(a)
........................
0 .16  0 .33  0 .34  0 .30  0 .26  0 .27
Net realized and unrealized gain (loss) ...............
(0.05) 0.13  0.04  0.28  (0.85) 0.05
Net increase (decrease) from investment operations ....... 0.11  0.46  0.38  0.58  (0.59) 0.32
Distributions
(b)
– – – – – –
From net investment income .....................
( 0 .17 ) ( 0 .34 ) ( 0 .34 ) ( 0 .30 ) ( 0 .26 ) ( 0 .27 )
Return of capital .............................. —  —  —  —  ( 0 .01 ) ( 0 .00 )
(c)
Total distributions .............................. (0.17) (0.34) (0.34) (0.30) (0.27) (0.27)
Net asset value, end of period ..................... $ 5.11  $ 5.17  $ 5.05  $ 5.01  $ 4.73  $ 5.59
Total Return
(d)
Based on net asset value ......................... 2.08%
(e)
9.42% 7.82% 12.80% (10.64)% 5.93%
Ratios to Average Net Assets
(f)
Total expen ses ................................
1.53%
(g)
1.51% 1.43% 1.45%
(h)
1.26% 1.46%
Total expenses after fees waived and/or reimbursed .......
0.51%
(g)
0.50% 0.50% 0.53%
(h)
0.50% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding income tax and interest expense ............
0.50%
(g)
0.50% 0.50% 0.53% 0.50% 0.50%
Net investment income ...........................
6.36%
(g)
6.49% 6.71% 6.23% 5.27% 4.83%
Supplemental Data
Net assets, end of period (000) ..................... $ 20,511  $ 21,423  $ 20,823  $ 21,706  $ 19,810  $ 24,851
Portfolio turnover rate ............................ 33% 55% 55% 56% 55% 55%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 0.50%, respectively.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of 1 separate portfolio. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Balanced, Capital Appreciation, Global Allocation and Government Money Market, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
High Yield, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to discretionary liquidity fees.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation include the accounts of BlackRock Cayman Global Allocation Portfolio
I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Global Allocation and primarily invests in commodity-related instruments and other derivatives. The
Cayman Subsidiary enables Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $2,652,125, which is 1.6% of Global
Allocation's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
"trade dates") . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Balanced Portfolio ............................... Series Fund Balanced Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  For Government Money Market and High Yield, distributions from net investment income are declared daily and paid monthly. For Advantage Large Cap Core,
Balanced, Capital Appreciation and Global Allocation, distributions from net investment income are declared and paid at least annually. For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan:  Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II, the Directors who are not
“interested persons” of High Yield, as defined in the 1940 Act (“Series Fund II Independent Directors”), may defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income
Complex selected by the Series Fund II Independent Directors. This has the same economic effect for the Series Fund II Independent Directors as if the Series Fund II
Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market’s) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Boards of Directors of the Companies (each a "Board" and together the "Boards") have approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market’s) assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price
(including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund.
The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”)
are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2026, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of June 30, 2026, Global Allocation had outstanding commitments of $254,204. These commitments are not included in the net assets of Global Allocation as of June 30, 2026.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation
Coreweave Financing DDTL V LLC, Delayed Draw 1st Lien Term
Loan ......................................... $ 108,333 $ 107,250 $ 110,477 $ 3,227
$ 3,227

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government.
The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.
exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Advantage Large Cap Core
Goldman Sachs & Co. LLC ...................... $ 650,682 $ (650,682) $ — $ —
J.P. Morgan Securities LLC ...................... 769,641 (769,641) — —
Jefferies LLC ............................... 1,739,355 (1,705,197) — 34,158
National Financial Services LLC ................... 74,720 (74,720) — —
TD Securities (USA) LLC ....................... 169,078 (169,078) — —
$ 3,403,476 $ (3,369,318) $ — $ 34,158
Balanced
J.P. Morgan Securities LLC ...................... 652,073 (652,073) — —
Jefferies LLC ............................... 236,641 (231,797) — 4,844
Morgan Stanley .............................. 393,015 (393,015) — —
$ 1,281,729 $ (1,276,885) $ — $ 4,844
Global Allocation
Barclays Capital, Inc. .......................... 31,875 (31,875) — —
BMO Capital Markets Corp. ...................... 58,907 (58,907) — —
BofA Securities, Inc. ........................... 105,182 (105,182) — —
Citigroup Global Markets, Inc. .................... 62,800 (62,800) — —
Goldman Sachs & Co. LLC ...................... 469,830 (469,830) — —
J.P. Morgan Securities LLC ...................... 507,881 (507,881) — —
Jefferies LLC ............................... 154,526 (154,526) — —
Morgan Stanley .............................. 681,069 (681,069) — —
National Financial Services LLC ................... 151,782 (151,782) — —
State Street Bank & Trust Co. .................... 253,878 (253,878) — —
TD Securities (USA) LLC ....................... 22,884 (22,884) — —
UBS Securities LLC ........................... 420,692 (420,692) — —
$ 2,921,306 $ (2,921,306) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Funds subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices)
(equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the six combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the six combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the six combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
With respect to High Yield, the Manager entered into a separate sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The
Manager pays BIL for services it provides for that portion of High Yield for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by High Yield to the Manager.
With respect to Balanced and Global Allocation, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Balanced and Global
Allocation for which BIL or BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the
Manager.
Distribution Fees: Each Company, on behalf of its respective Funds, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager.
Transfer Agent: On behalf of each Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations . For the six months ended June 30, 2026 , the Funds did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets of the Six Combined Funds
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million - $300 million ................................................................................................. 0.45
$300 million - $400 million ................................................................................................ 0.40
$400 million - $800 million ................................................................................................. 0.35
Greater than $800 million ................................................................................................. 0.30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2026 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market's) assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Global Allocation assets invested in (i) affiliated equity and fixed-income exchange-traded funds that have a contractual management fee and (ii) other exchange-traded products sponsored by BlackRock or its affiliates, through June 30, 2027.
The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the  six months  ended June 30, 2026 , the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain networking and operational/recordkeeping fees (transfer agent fees) in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed by the
Manager in the Statements of Operations. For the six months ended June 30, 2026, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 765
Balanced .............................................................................................................. 21,730
Capital Appreciation ....................................................................................................... 819
Global Allocation ......................................................................................................... 2,360
High Yield .............................................................................................................. 182
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 3,004
Advantage Large Cap Core ........................................................................................... 0 .04%
Balanced ....................................................................................................... 0 .04
Capital Appreciation ................................................................................................ 0 .04
Global Allocation .................................................................................................. 0 .04
Government Money Market ........................................................................................... 0 .02
High Yield ....................................................................................................... 0 .05
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Advantage Large Cap Core .................................................................................................. $ 105,730
Balanced .............................................................................................................. 242,519
Capital Appreciation ....................................................................................................... 127,721
Global Allocation ......................................................................................................... 85,126
Government Money Market .................................................................................................. 66,002
High Yield .............................................................................................................. 8,481
Fund Name
Advantage Large Cap Core ................................................................................................... 0 .50%
Balanced ............................................................................................................... 0 .50
Capital Appreciation ........................................................................................................ 0 .57
Global Allocation .......................................................................................................... 0 .57
Government Money Market ................................................................................................... 0 .43
High Yield ............................................................................................................... 0 .50

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2026, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager in the Statements of Operations:
.
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended
June 30, 2026, there were no fees waived and/or reimbursed by the Manager under this agreement for Government Money Market.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each of Advantage Large Cap Core, Capital Appreciation and Global Allocation retains 81%
of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each of Advantage Large Cap Core, Capital Appreciation and Global Allocation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2026, Balanced retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, Balanced, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 174,122
Government Money Market .................................................................................................. 26,374
High Yield .............................................................................................................. 92,958
Fund Name
Transfer agent
fees Reimbursed
by the Manager
Balanced .............................................................................................................. $ 975
Global Allocation ......................................................................................................... 32,266
Government Money Market .................................................................................................. 10,971
High Yield .............................................................................................................. 5,214

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2026, each Fund paid BIM the following amounts for securities lending agent services:
Directors and Officers:  Certain directors and/or officers of the  Companies  are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies' Chief Compliance Officer, which is included in Directors  and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common  directors . For the six months ended June 30, 2026 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of December 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
(a)
Amounts available to offset future realized capital gains.
Fund Name Amounts
Advantage Large Cap Core .................................................................................................. $ 413
Balanced .............................................................................................................. 555
Capital Appreciation ....................................................................................................... 107
Global Allocation ......................................................................................................... 2,053
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Advantage Large Cap Core ............................................................... $ 13,722,711 $ 14,809,670 $ 1,714,611
Balanced ........................................................................... 15,536,441 28,112,119 6,449,995
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 123,322,472 $ 141,361,083
Balanced ........................................................... 192,558,592 180,690,880 127,158,093 148,426,159
Capital Appreciation .................................................... — — 130,098,163 138,881,506
Global Allocation ...................................................... 7,967,221 6,412,068 115,987,763 115,790,500
High Yield ........................................................... — — 6,653,194 6,614,964
Fund Name Purchases Sales
Balanced ........................................................................................... $ 44,255,544 $ 44,284,749
Global Allocation ...................................................................................... 6,314,153 6,322,437
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
High Yield ........................................................................................................... (3,010,453)

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
Each Company, on behalf of each Fund (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2026, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 175,877,987 $ 68,281,655 $ (5,837,557) $ 62,444,098
Balanced ....................................................... 460,622,922 68,596,722 (21,542,322) 47,054,400
Capital Appreciation ............................................... 165,210,040 115,387,060 (2,912,772) 112,474,288
Global Allocation .................................................. 155,145,676 26,633,580 (12,073,465) 14,560,115
Government Money Market .......................................... 106,525,775 – – –
High Yield ...................................................... 20,314,283 361,923 (310,250) 51,673

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact certain Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
As of period end, Capital Appreciation’s investments had the following industry classifications:
INDUSTRY ALLOCATION
Industry
Percent of
Long-Term
Investments
Semiconductors & Semiconductor Equipment ................................................................................... 26 .9%
Software ........................................................................................................... 13 .8
Interactive Media & Services .............................................................................................. 10 .0
Broadline Retail ....................................................................................................... 7 .4
Technology Hardware, Storage & Peripherals ................................................................................... 5 .6
Other
(a)
............................................................................................................. 36 .3
(a)
All other industries held were less than 5% of long-term investments.

Notes to Financial Statements
(unaudited) (continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for Government Money Market.
Transactions in capital shares were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/26
Year Ended
12/31/25
Fund Name/Share Class Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 7,034 $ 213,357 56,255 $ 1,640,201
Shares issued in reinvestment of distributions .................. — — 998,667 28,657,597
Shares redeemed
(644,866) (19,290,090) (935,865) (27,020,704)
(637,832) $ (19,076,733) 119,057 $ 3,277,094
Balanced
Shares sold 71,110 $ 1,189,641 155,042 $ 2,536,669
Shares issued in reinvestment of distributions .................. — — 2,988,449 48,987,095
Shares redeemed
(1,674,662) (28,322,913) (2,654,908) (43,850,060)
(1,603,552) $ (27,133,272) 488,583 $ 7,673,704
Capital Appreciation
Shares sold 14,483 $ 854,512 38,513 $ 2,273,258
Shares issued in reinvestment of distributions .................. — — 645,111 36,384,763
Shares redeemed
(241,023) (13,545,795) (436,706) (25,687,020)
(226,540) $ (12,691,283) 246,918 $ 12,971,001
Global Allocation
Shares sold 79,684 $ 1,311,318 143,088 $ 2,366,735
Shares issued in reinvestment of distributions .................. — — 1,134,896 18,299,442
Shares redeemed
(459,403) (7,560,943) (910,517) (14,701,049)
(379,719) $ (6,249,625) 367,467 $ 5,965,128
Government Money Market
Shares sold 36,513,253 $ 36,513,253 54,895,525 $ 54,895,525
Shares issued in reinvestment of distributions .................. 1,789,991 1,789,991 4,159,464 4,159,464
Shares redeemed
(40,041,872) (40,041,872) (58,854,611) (58,854,611)
(1,738,628) $ (1,738,628) 200,378 $ 200,378
High Yield
Shares sold 342,193 $ 1,761,700 507,053 $ 2,583,447
Shares issued in reinvestment of distributions .................. 133,410 685,798 271,826 1,386,520
Shares redeemed
(599,806) (3,048,776) (758,950) (3,832,928)
(124,203) $ (601,278) 19,929 $ 137,039

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Company is paid by the Company, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
(c)
New York, NY 10036
Willkie Farr & Gallagher LLP
(d)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Global Allocation Portfolio, BlackRock High Yield Portfolio and BlackRock Balanced Portfolio.
(b)
For BlackRock Global Allocation Portfolio and BlackRock Balanced Portfolio.
(c)
For all Funds except BlackRock High Yield Portfolio.
(d)
For BlackRock High Yield Portfolio.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund, Inc. (the “Corporation”) met on
April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core Portfolio (“Large Cap Core Portfolio”), BlackRock Balanced Portfolio (“Balanced
Portfolio”), BlackRock Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), BlackRock Global Allocation Portfolio (“Global Allocation Portfolio”) and BlackRock
Government Money Market Portfolio (“Government Money Market Portfolio” and, together with the Large Cap Core Portfolio, Balanced Portfolio, Capital Appreciation
Portfolio and Global Allocation Portfolio, the “Funds,” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to Balanced Portfolio and Global Allocation Portfolio; and (2) BlackRock (Singapore) Limited (“BSL” and, together with BIL, the “Sub-Advisors”), with respect to
Balanced Portfolio and Global Allocation Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory
Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-
year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as
BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) each Fund’s operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements;
(e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by
Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors, with respect to each of Balanced Portfolio and Global Allocation Portfolio, facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Core Portfolio, Balanced Portfolio, Capital Appreciation Portfolio and Global Allocation
Portfolio, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Government Money Market Portfolio, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Large Cap Core Portfolio ranked in the first quartile against its Morningstar Open-
End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, Balanced Portfolio ranked in the first quartile against its Morningstar Open-End
Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation Portfolio ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation Portfolio ranked in the first, first and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable period.
In addition to reviewing Government Money Market Portfolio’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Large Cap Core Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
The Board noted that Balanced Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels.
The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

The Board noted that Capital Appreciation Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
The Board noted that Global Allocation Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
The Board noted that Government Money Market Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. In addition, the Board noted that BlackRock and the Board previously agreed to a lower contractual expense cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual expense cap. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of a Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to Balanced
Portfolio and Global Allocation Portfolio, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board
Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund II, Inc. (the “Company”) met on May
7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”)
between the Company, on behalf of BlackRock High Yield Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board
Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-
year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the
Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l)
BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or
Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2026
BlackRock Semi-Annual Financial Statements and Additional Information

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk
& Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the
Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, first and second quartiles, respectively, against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized
by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels.
The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the aggregate assets of the Fund combined with the assets of such other funds decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2026
BlackRock Semi-Annual Financial Statements and Additional Information

Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipts
HONIA HKD - Overnight Index Average
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
P TONA JPY - Provisional 1D Overnight Tokyo Average Rate
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
SSARON CHF - Swiss Average Rate O/N
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STACR Structured Agency Credit Risk
TIIEOIS Mexico Interbank TIIE 1-day
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate

Want to know more?
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This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
Government agency. BlackRock Government Money Market Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960.
BlackRock Government Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the
Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

 Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report.
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund II, Inc.

Date: August 14, 2026

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund II, Inc.

Date: August 14, 2026